UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville St., Suite 500

Raleigh, NC 27601

(Address of principal executive offices) (Zip code)

James T. Gillespie, President
Sterling Capital Funds
434 Fayetteville St., Suite 500
Raleigh, NC 27601

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

STERLING
CAPITAL FUNDS

SEMI-ANNUAL REPORT
MARCH 31, 2022

Sterling Capital Funds

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Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds semiannual report covering the six months from October 1, 2021 to March 31, 2022.

Equity markets posted positive returns over the six-month period due in large part to relatively strong performance in the fourth quarter of 2021, particularly among large-cap U.S. stocks. The fourth quarter performance came at the end of a robust year for stocks, with indices posting double-digit returns for 2021 across all cap sizes in both domestic and international markets, except for emerging markets equities which lost ground. In fact, 2021 represented the 14th best year for the S&P 500® Index[1] since 1950, and every sector of the S&P 500 closed the year with double-digit gains. The Energy sector finished 2021 with the highest return, followed by Real Estate and, in a distant tie for third, the Financials and Information Technology sectors.

For the fourth quarter of 2021, U.S. equities outperformed international equities, while large-cap stocks generally outperformed their small-cap counterparts. Among large- cap indices, the S&P 500 gained 11%, while large-cap international stocks, as measured by the MSCI[2] EAFE Large Cap (LC) Index, gained just 3.2%. Similarly, the Russell 2000® Index[3] of small-cap stocks posted a 2.1% return, compared to a 0.1% return among small-cap international names, as measured by the MSCI EAFE Small Cap (SC) Index. The strong gains among domestic equities came despite historically high inflation, less accommodative Federal Reserve policy, and growing concerns around the negative economic effects of a new COVID-19 variant, Omicron.

Interest rates in the fourth quarter remained flat, with the 10-year Treasury yield beginning and ending the quarter at 1.52%. However, the credit spread between corporate bonds and Treasuries widened over the course of the final three months of 2021 as bond markets adjusted to the Federal Reserve’s more aggressive tone. Bond returns, as measured by the Bloomberg Government/Corporate Index[4], declined 0.57% for the fourth quarter of 2021, while the Bloomberg 1-10 Year Municipal Index[5] gained a modest 0.18%.

However, stocks turned negative with the dawn of the new year. Every major segment of the global equity markets we monitor ended the first quarter of 2022 in negative territory as market volatility, fears of persistent high levels of inflation, and a major geopolitical crisis in the form of the Russia/ Ukraine conflict weighed on investor confidence. The negative quarter snapped a seven-quarter winning streak for the S&P 500 and was a rare example of both stocks and bonds posting negative returns in the same quarter.

Large-cap stocks once again outperformed small caps for the quarter, while domestic equity markets were only slightly stronger than international markets. The S&P 500 was down 4.6% for the quarter, while the MSCI EAFE LC declined 5%. By comparison, the Russell 2000 fell 7.5%, compared to an 8.4% drop in the MSCI EAFE SC. Emerging markets continued to struggle, losing 7.0% for the quarter, although that was due in large part to 28.2% and 10.6% declines in Russian and Chinese equities, respectively.

Bond yields during the first quarter of 2022 reflected the evolving views on higher inflation. The yield curve briefly inverted for the first time since 2019 but ended the quarter nearly flat. Over the course of the first three months of 2022, the yield on 10-year Treasuries rose 80 basis points, while the yield on two-year Treasuries rose 155 basis points, a 75-basis-point shift.

Domestic macro-economic data told a story of strong economic growth despite ongoing challenges. GDP increased at an annualized rate of 6.9% in the final quarter of 2021, while the forecast for the first quarter of 2022 is for a decrease of 1.4%, which reflects increasing concerns for the health of the U.S. economy in the face of ongoing inflation. The monthly unemployment rate also reflected strong economic fundamentals, with a continued downward trend from 4.6% in October 2021 to 3.6% in March 2022. Meanwhile, annualized inflation ended the six-month period under review at a startling 8.5%, the highest it has been in the past 40 years.

The S&P 500 gained 5.92% (total return) during the six months under review. Small-cap stocks fared far worse than their large-cap counterparts over the same period, however, with the Russell 2000 losing 5.55% (total return). International markets also lost ground, with the MSCI EAFE Index[6] down 4.97% (price return) and the MSCI Emerging Markets Index[7] losing 8.2% (net return) for the six month-period.

During the first half of the period under review, the Real Estate, Technology and Materials sectors posted the strongest gains among U.S. stocks. However, the Energy and Utilities sectors were the only sectors to post positive returns over the first quarter of 2022, with Energy solidly outperforming the broader index thanks to a 39.0% gain compared to the S&P 500’s 4.6% decline. The quarterly gain was driven by rising demand for energy as economic activity resumed, and by the spike in oil prices triggered by the Russia/Ukraine conflict. Crude oil prices (Brent) reached as high as $139.13 per barrel in early March (a 78.9% gain year-to-date) before finishing the first quarter at $107.91 per barrel, a three-month 38.7% gain.

We will continue to monitor the evolving economic and market climate and will manage the Sterling Capital Funds accordingly. Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead.

If you have any questions, please call us at 1-800-228-1872.

Sincerely,

James T. Gillespie

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA

Managing Director

Sterling Capital Management LLC

[1]	“S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
[2]	MSCI Inc. is an American finance company headquartered in New York City. MSCI is a global provider of equity, fixed income, real estate indexes, multi-asset portfolio analysis tools, ESG and climate products. It operates the MSCI World, MSCI All Country World Index, MSCI Emerging Markets Indexes.
[3]	“Russell 2000®” Index is a registered service mark of FTSE Russell, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The Russell 2000® Index is a small-cap market index of the bottom 2,000 stocks in the Russell 3000® Index. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
[4]	The Bloomberg Government/Corporate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s, S&P, or Fitch. All issues have at least one year to maturity and an outstanding par value of at least $250 million. This index includes only U.S. Government or Investment Grade Credit Only. Total return includes price appreciation/depreciation and income as a percent of the original investment.
[5]	The Bloomberg 1-10 Year Municipal Index is a market value-weighted index which covers the short and intermediate components of the Barclays Municipal Bond Index—an unmanaged, market value-weighted index which covers the U.S. investment-grade tax-exempt bond market.
[6]	The MSCI EAFE Index measures the performance of the developed stock markets of Europe, Australia, and the Far East.
[7]	MSCI Emerging Markets Index captures large and mid-cap equity representation across 27 developing market countries. The Index covers approximately 85% of the free float-adjusted market capitalization in each country.

Past performance does not guarantee future results. Mutual fund investing involves risk including the possible loss of principal.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Truist Financial Corporation or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Truist Financial Corporation or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

1

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Funds invested, as a percentage of net assets, in the following industries, countries, states, funds or security types, as of March 31, 2022:

Sterling Capital Behavioral Large Cap Value Equity Fund	Percentage of net assets
Aerospace & Defense	3.0%
Air Freight & Logistics	1.3%
Automobiles	1.5%
Banks	6.3%
Biotechnology	3.3%
Building Products	0.4%
Capital Markets	5.0%
Chemicals	2.4%
Consumer Finance	1.6%
Diversified Consumer Services	0.3%
Diversified Financial Services	1.2%
Diversified Telecommunication Services	2.3%
Electric Utilities	2.8%
Electrical Equipment	2.4%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	1.5%
Equity Real Estate Investment Trusts (REITs)	4.2%
Food & Staples Retailing	2.0%
Food Products	2.2%
Gas Utilities	0.7%
Health Care Providers & Services	9.3%
Hotels, Restaurants & Leisure	0.5%
Household Durables	1.4%
Household Products	1.2%
Independent Power and Renewable Electricity Producers	0.5%
Insurance	5.2%
Interactive Media & Services	1.6%
IT Services	2.2%
Machinery	2.0%
Media	2.5%
Metals & Mining	2.3%
Multiline Retail	0.3%
Oil, Gas & Consumable Fuels	6.8%
Paper & Forest Products	0.4%
Pharmaceuticals	5.4%
Professional Services	0.4%
Road & Rail	0.8%
Semiconductors & Semiconductor Equipment	3.8%
Software	0.6%
Specialty Retail	2.3%
Technology Hardware, Storage & Peripherals	2.6%
Textiles, Apparel & Luxury Goods	0.4%
Tobacco	1.5%
Money Market Fund	1.1%
100.0%

Sterling Capital Mid Value Fund	Percentage of net assets
Auto Components	2.3%
Banks	5.3%
Chemicals	4.3%
Consumer Finance	4.2%
Containers & Packaging	3.7%
Electric Utilities	5.3%
Electrical Equipment	2.4%
Energy Equipment & Services	1.2%
Entertainment	1.4%
Food Products	2.2%
Health Care Equipment & Supplies	1.9%
Health Care Providers & Services	14.6%
Hotels, Restaurants & Leisure	1.9%
Household Durables	1.3%
Household Products	2.4%
Insurance	9.5%
Interactive Media & Services	1.8%
Internet & Direct Marketing Retail	1.6%
IT Services	5.7%
Machinery	3.9%
Media	2.1%
Oil, Gas & Consumable Fuels	2.0%
Professional Services	5.4%
Real Estate Management & Development	2.7%
Software	2.5%
Specialty Retail	1.9%
Thrifts & Mortgage Finance	2.7%
Trading Companies & Distributors	2.6%
Money Market Fund	1.2%
100.0%

2

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Behavioral Small Cap Value Equity Fund	Percentage of net assets
Aerospace & Defense	0.2%
Air Freight & Logistics	1.4%
Automobiles	0.3%
Banks	13.4%
Beverages	0.4%
Building Products	1.1%
Capital Markets	0.9%
Chemicals	1.9%
Commercial Services & Supplies	1.0%
Communications Equipment	0.3%
Construction & Engineering	0.8%
Consumer Finance	1.9%
Diversified Consumer Services	0.2%
Diversified Financial Services	1.0%
Diversified Telecommunication Services	0.6%
Electric Utilities	2.9%
Electrical Equipment	0.7%
Electronic Equipment, Instruments & Components	2.3%
Energy Equipment & Services	0.4%
Equity Real Estate Investment Trusts (REITs)	8.3%
Food & Staples Retailing	2.2%
Gas Utilities	1.9%
Health Care Equipment & Supplies	1.7%
Health Care Providers & Services	4.2%
Health Care Technology	0.6%
Household Durables	1.0%
Household Products	0.6%
Independent Power and Renewable Electricity Producers	0.3%
Insurance	4.3%
Interactive Media & Services	0.3%
Leisure Products	0.0%*
Machinery	0.4%
Marine	2.6%
Media	2.1%
Metals & Mining	2.2%
Mortgage Real Estate Investment Trusts (REITs)	1.7%
Multiline Retail	1.2%
Multi-Utilities	0.5%
Oil, Gas & Consumable Fuels	8.9%
Paper & Forest Products	0.3%
Pharmaceuticals	2.3%
Professional Services	1.6%
Real Estate Management & Development	2.8%
Road & Rail	1.8%
Semiconductors & Semiconductor Equipment	3.0%
Specialty Retail	3.9%
Textiles, Apparel & Luxury Goods	0.2%
Thrifts & Mortgage Finance	2.3%
Trading Companies & Distributors	3.4%
Money Market Fund	1.3%
99.6%

*	Amount represents less than 0.05%.

Sterling Capital Special Opportunities Fund	Percentage of net assets
Aerospace & Defense	1.5%
Air Freight & Logistics	0.8%
Auto Components	1.4%
Biotechnology	2.5%
Capital Markets	5.9%
Communications Equipment	3.7%
Consumer Finance	1.9%
Containers & Packaging	3.5%
Electronic Equipment, Instruments & Components	1.5%
Entertainment	1.5%
Health Care Equipment & Supplies	4.4%
Health Care Providers & Services	10.9%
Household Durables	1.4%
Interactive Media & Services	6.7%
Internet & Direct Marketing Retail	1.9%
IT Services	16.0%
Life Sciences Tools & Services	4.6%
Media	3.5%
Pharmaceuticals	3.8%
Professional Services	5.7%
Real Estate Management & Development	2.3%
Semiconductors & Semiconductor Equipment	4.5%
Software	5.9%
Specialty Retail	1.9%
Wireless Telecommunication Services	1.2%
Money Market Fund	1.2%
100.1%

Sterling Capital Equity Income Fund	Percentage of net assets
Aerospace & Defense	2.0%
Air Freight & Logistics	3.7%
Beverages	5.1%
Biotechnology	4.0%
Capital Markets	3.1%
Communications Equipment	5.7%
Consumer Finance	3.3%
Diversified Telecommunication Services	1.8%
Electronic Equipment, Instruments & Components	2.4%
Equity Real Estate Investment Trusts (REITs)	2.7%
Food Products	2.5%
Health Care Equipment & Supplies	6.4%
Health Care Providers & Services	8.1%
Hotels, Restaurants & Leisure	3.5%
Industrial Conglomerates	2.5%
Insurance	7.3%
IT Services	8.4%
Machinery	2.3%
Oil, Gas & Consumable Fuels	0.9%
Pharmaceuticals	6.0%
Professional Services	2.9%
Semiconductors & Semiconductor Equipment	3.8%
Software	4.0%
Specialty Retail	2.8%
Money Market Fund	4.8%
100.0%

3

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Behavioral International Equity Fund	Percentage of net assets
Australia	8.7%
Austria	2.0%
Belgium	0.9%
Denmark	2.5%
Finland	1.4%
France	13.4%
Germany	8.7%
Hong Kong	2.2%
Israel	1.9%
Italy	2.7%
Japan	23.7%
Netherlands	3.3%
Norway	1.0%
Spain	2.7%
Sweden	1.6%
Switzerland	8.5%
United Kingdom	13.0%
Money Market Fund	0.5%
98.7%

Sterling Capital SMID Opportunities Fund	Percentage of net assets
Auto Components	3.4%
Banks	4.4%
Capital Markets	2.9%
Chemicals	4.1%
Commercial Services & Supplies	4.9%
Communications Equipment	3.8%
Consumer Finance	3.4%
Containers & Packaging	4.5%
Entertainment	1.6%
Equity Real Estate Investment Trusts (REITs)	3.1%
Health Care Equipment & Supplies	7.6%
Health Care Providers & Services	5.5%
Household Durables	1.3%
Independent Power and Renewable Electricity Producers .	4.6%
Insurance	3.6%
IT Services	20.4%
Machinery	4.2%
Media	1.5%
Oil, Gas & Consumable Fuels	3.9%
Professional Services	3.5%
Real Estate Management & Development	1.3%
Software	2.2%
Specialty Retail	1.7%
Money Market Fund	2.6%
100.0%

Sterling Capital Mid Cap Relative Value Fund	Percentage of net assets
Auto Components	1.9%
Banks	7.5%
Building Products	3.1%
Capital Markets	2.7%
Chemicals	2.9%
Communications Equipment	1.3%
Construction & Engineering	1.8%
Containers & Packaging	4.1%
Electronic Equipment, Instruments & Components	6.4%
Entertainment	3.4%
Equity Real Estate Investment Trusts (REITs)	7.7%
Food & Staples Retailing	4.0%
Food Products	1.4%
Gas Utilities	4.5%
Health Care Equipment & Supplies	3.4%
Hotels, Restaurants & Leisure	0.6%
Household Durables	1.3%
Insurance	7.7%
IT Services	2.1%
Leisure Products	1.6%
Life Sciences Tools & Services	7.2%
Machinery	2.3%
Oil, Gas & Consumable Fuels	6.3%
Professional Services	3.1%
Real Estate Management & Development	1.9%
Semiconductors & Semiconductor Equipment	1.6%
Software	2.5%
Trading Companies & Distributors	2.3%
Money Market Fund	3.4%
100.0%

Sterling Capital Real Estate Fund	Percentage of net assets
Health Care	8.9%
Hotel & Resort	3.4%
Industrial	15.7%
Office	6.1%
Real Estate Development	1.6%
Residential	17.1%
Retail	10.9%
Specialized	35.2%
Money Market Fund	1.0%
99.9%

4

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Small Cap Value Fund	Percentage of net assets
Aerospace & Defense	2.4%
Auto Components	1.2%
Banks	17.2%
Capital Markets	1.6%
Chemicals	3.3%
Construction & Engineering	3.4%
Consumer Finance	0.8%
Electric Utilities	2.4%
Electrical Equipment	2.5%
Electronic Equipment, Instruments & Components	3.4%
Entertainment	1.7%
Equity Real Estate Investment Trusts (REITs)	9.6%
Food & Staples Retailing	7.4%
Gas Utilities	2.3%
Household Durables	2.2%
Insurance	6.7%
Life Sciences Tools & Services	3.2%
Machinery	6.5%
Oil, Gas & Consumable Fuels	4.5%
Professional Services	3.4%
Semiconductors & Semiconductor Equipment	5.9%
Software	2.1%
Specialty Retail	0.8%
Trading Companies & Distributors	3.5%
Money Market Fund	2.0%
100.0%

Sterling Capital Ultra Short Bond Fund	Percentage of net assets
Asset Backed Securities	15.2%
Collateralized Mortgage Obligations	0.9%
Commercial Mortgage-Backed Securities	17.9%
Corporate Bonds	59.7%
Municipal Bonds	1.4%
Money Market Fund	3.6%
98.7%

Sterling Capital Short Duration Bond Fund	Percentage of net assets
Asset Backed Securities	11.2%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	11.9%
Corporate Bonds	64.9%
Municipal Bonds	4.2%
U.S. Treasury Notes	2.5%
Money Market Fund	1.7%
100.7%

Sterling Capital Intermediate U.S. Government Fund	Percentage of net assets
Asset Backed Securities	2.0%
Collateralized Mortgage Obligations	15.6%
Commercial Mortgage-Backed Securities	20.0%
Corporate Bonds	2.1%
Mortgage-Backed Securities	36.4%
Municipal Bonds	0.9%
U.S. Government Agencies	13.4%
U.S. Treasury Notes	6.7%
Money Market Fund	2.5%
99.6%

Sterling Capital Total Return Bond Fund	Percentage of net assets
Asset Backed Securities	16.9%
Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	19.8%
Corporate Bonds	33.7%
Mortgage-Backed Securities	15.8%
Municipal Bonds	4.0%
U.S. Treasury Bonds	5.9%
U.S. Treasury Notes	1.1%
Money Market Fund	1.6%
101.0%

Sterling Capital Long Duration Corporate Bond Fund	Percentage of net assets
Corporate Bonds	96.2%
U.S. Treasury Bonds	2.0%
U.S. Treasury Notes	0.2%
Money Market Fund	0.5%
98.9%

Sterling Capital Quality Income Fund	Percentage of net assets
Asset Backed Securities	18.5%
Collateralized Mortgage Obligations	15.9%
Commercial Mortgage-Backed Securities	27.5%
Corporate Bonds	1.0%
Mortgage-Backed Securities	29.8%
U.S. Treasury Bonds	1.5%
U.S. Treasury Notes	1.8%
Money Market Fund	4.4%
100.4%

Sterling Capital North Carolina Intermediate Tax-Free Fund	Percentage of net assets
North Carolina Municipal Bonds	95.7%
Money Market Fund	2.4%
98.1%

Sterling Capital South Carolina Intermediate Tax-Free Fund	Percentage of net assets
South Carolina Municipal Bonds	98.7%
Money Market Fund	4.9%
103.6%

Sterling Capital Virginia Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	2.2%
Virginia Municipal Bonds	92.2%
Money Market Fund	4.4%
98.8%

Sterling Capital West Virginia Intermediate Tax-Free Fund	Percentage of net assets
West Virginia Municipal Bonds	92.7%
Money Market Fund	6.1%
98.8%

5

Sterling Capital Funds

Expense Example (Unaudited)

As a shareholder of the Sterling Capital Funds (each, a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21 - 3/31/22	Annualized Expense Ratio During Period 10/1/21 - 3/31/22
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,088.35	$4.95	0.95%
Class C Shares	1,000.00	1,083.84	8.83	1.70%
Institutional Shares	1,000.00	1,089.40	3.65	0.70%
Class R6 Shares	1,000.00	1,090.13	2.97	0.57%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,059.56	5.80	1.13%
Class C Shares	1,000.00	1,055.61	9.63	1.88%
Institutional Shares	1,000.00	1,060.60	4.52	0.88%
Class R6 Shares	1,000.00	1,061.13	4.06	0.79%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,066.18	5.51	1.07%
Class C Shares	1,000.00	1,061.87	9.36	1.82%
Institutional Shares	1,000.00	1,066.99	4.23	0.82%
Class R6 Shares	1,000.00	1,067.53	3.97	0.77%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,021.13	5.69	1.13%
Class C Shares	1,000.00	1,017.35	9.41	1.87%
Institutional Shares	1,000.00	1,022.20	4.44	0.88%
Class R6 Shares	1,000.00	1,022.54	3.98	0.79%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,083.40	5.30	1.02%
Class C Shares	1,000.00	1,079.41	9.18	1.77%
Institutional Shares	1,000.00	1,084.77	4.00	0.77%
Class R6 Shares	1,000.00	1,085.24	3.48	0.67%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	971.36	4.47	0.91%
Class C Shares	1,000.00	969.25	8.15	1.66%
Institutional Shares	1,000.00	973.08	3.25	0.66%
Class R6 Shares	1,000.00	973.52	3.00	0.61%
Sterling Capital SMID Opportunities Fund
Class A Shares	1,000.00	1,027.80	5.26	1.04%
Class C Shares	1,000.00	1,023.37	9.03	1.79%
Institutional Shares	1,000.00	1,029.42	4.00	0.79%
Sterling Capital Mid Cap Relative Value Fund
Class A Shares	1,000.00	1,028.52	5.51	1.09%
Class C Shares	1,000.00	1,025.16	8.73	1.73%
Institutional Shares	1,000.00	1,029.72	4.20	0.83%

6

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21 - 3/31/22		Annualized Expense Ratio During Period 10/1/21 - 3/31/22
Sterling Capital Real Estate Fund
Class A Shares	$1,000.00	$1,083.94	$5.51		1.06%
Class C Shares	1,000.00	1,079.81	9.39		1.81%
Institutional Shares	1,000.00	1,085.45	4.21		0.81%
Class R6 Shares	1,000.00	1,085.80	3.74		0.72%
Sterling Capital Small Cap Value Fund
Class A Shares	1,000.00	1,051.09	6.34		1.24%
Class C Shares	1,000.00	1,047.02	10.16		1.99%
Institutional Shares	1,000.00	1,052.41	5.07		0.99%
Class R6 Shares	1,000.00	1,052.98	4.56		0.89%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	990.23	2.58		0.52%
Institutional Shares	1,000.00	991.47	1.34		0.27%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	972.34	3.54		0.72%
Class C Shares	1,000.00	967.52	7.16		1.46%
Institutional Shares	1,000.00	972.37	2.26		0.46%
Class R6 Shares	1,000.00	973.96	1.82		0.37%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	947.36	3.45		0.71%
Class C Shares	1,000.00	943.68	7.07		1.46%
Institutional Shares	1,000.00	949.59	2.24		0.46%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	935.30	3.38		0.70%
Class C Shares	1,000.00	931.93	6.98		1.45%
Institutional Shares	1,000.00	936.53	2.17		0.45%
Class R6 Shares	1,000.00	936.06	1.69		0.35%
Sterling Capital Long Duration Corporate Bond Fund
Class A Shares	1,000.00	908.01	4.61		0.97%
Class C Shares	1,000.00	905.66	8.03		1.69%
Institutional Shares	1,000.00	910.11	3.00		0.63%
Class R6 Shares	1,000.00	910.24	0.52	**	0.34%
Sterling Capital Quality Income Fund
Class A Shares	1,000.00	952.03	3.89		0.80%
Class C Shares	1,000.00	948.64	7.24		1.49%
Institutional Shares	1,000.00	953.26	2.63		0.54%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	951.81	3.89		0.80%
Class C Shares	1,000.00	948.21	7.53		1.55%
Institutional Shares	1,000.00	953.00	2.68		0.55%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	951.19	4.04		0.83%
Class C Shares	1,000.00	948.47	7.68		1.58%
Institutional Shares	1,000.00	952.89	2.82		0.58%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	950.21	3.99		0.82%
Class C Shares	1,000.00	947.47	7.62		1.57%
Institutional Shares	1,000.00	952.22	2.77		0.57%

7

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21 - 3/31/22	Annualized Expense Ratio During Period 10/1/21 - 3/31/22
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$957.84	$3.95	0.81%
Class C Shares	1,000.00	955.28	7.56	1.55%
Institutional Shares	1,000.00	960.06	2.74	0.56%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).
**	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 59 days divided by 365 (to reflect the period from January 31, 2022 (commencement of operations) to March 31, 2022).
8

Sterling Capital Funds

Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21 - 3/31/22	Annualized Expense Ratio During Period 10/1/21 - 3/31/22
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,020.19	$4.78	0.95%
Class C Shares	1,000.00	1,016.45	8.55	1.70%
Institutional Shares	1,000.00	1,021.44	3.53	0.70%
Class R6 Shares	1,000.00	1,022.09	2.87	0.57%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,019.30	5.69	1.13%
Class C Shares	1,000.00	1,015.56	9.45	1.88%
Institutional Shares	1,000.00	1,020.54	4.43	0.88%
Class R6 Shares	1,000.00	1,020.99	3.98	0.79%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,019.60	5.39	1.07%
Class C Shares	1,000.00	1,015.86	9.15	1.82%
Institutional Shares	1,000.00	1,020.84	4.13	0.82%
Class R6 Shares	1,000.00	1,021.09	3.88	0.77%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,019.30	5.69	1.13%
Class C Shares	1,000.00	1,015.61	9.40	1.87%
Institutional Shares	1,000.00	1,020.54	4.43	0.88%
Class R6 Shares	1,000.00	1,020.99	3.98	0.79%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,019.85	5.14	1.02%
Class C Shares	1,000.00	1,016.11	8.90	1.77%
Institutional Shares	1,000.00	1,021.09	3.88	0.77%
Class R6 Shares	1,000.00	1,021.59	3.38	0.67%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,020.39	4.58	0.91%
Class C Shares	1,000.00	1,016.65	8.35	1.66%
Institutional Shares	1,000.00	1,021.64	3.33	0.66%
Class R6 Shares	1,000.00	1,021.89	3.07	0.61%
Sterling Capital SMID Opportunities Fund
Class A Shares	1,000.00	1,019.75	5.24	1.04%
Class C Shares	1,000.00	1,016.01	9.00	1.79%
Institutional Shares	1,000.00	1,020.99	3.98	0.79%
Sterling Capital Mid Cap Relative Value Fund
Class A Shares	1,000.00	1,019.50	5.49	1.09%
Class C Shares	1,000.00	1,016.31	8.70	1.73%
Institutional Shares	1,000.00	1,020.79	4.18	0.83%

9

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21 - 3/31/22		Annualized Expense Ratio During Period 10/1/21 - 3/31/22
Sterling Capital Real Estate Fund
Class A Shares	$1,000.00	$1,019.65	$5.34		1.06%
Class C Shares	1,000.00	1,015.91	9.10		1.81%
Institutional Shares	1,000.00	1,020.89	4.08		0.81%
Class R6 Shares	1,000.00	1,021.34	3.63		0.72%
Sterling Capital Small Cap Value Fund
Class A Shares	1,000.00	1,018.75	6.24		1.24%
Class C Shares	1,000.00	1,015.01	10.00		1.99%
Institutional Shares	1,000.00	1,020.00	4.99		0.99%
Class R6 Shares	1,000.00	1,020.49	4.48		0.89%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,022.34	2.62		0.52%
Institutional Shares	1,000.00	1,023.59	1.36		0.27%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,021.34	3.63		0.72%
Class C Shares	1,000.00	1,017.65	7.34		1.46%
Institutional Shares	1,000.00	1,022.64	2.32		0.46%
Class R6 Shares	1,000.00	1,023.09	1.87		0.37%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,021.39	3.58		0.71%
Class C Shares	1,000.00	1,017.65	7.34		1.46%
Institutional Shares	1,000.00	1,022.64	2.32		0.46%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,021.44	3.53		0.70%
Class C Shares	1,000.00	1,017.70	7.29		1.45%
Institutional Shares	1,000.00	1,022.69	2.27		0.45%
Class R6 Shares	1,000.00	1,023.19	1.77		0.35%
Sterling Capital Long Duration Corporate Bond Fund
Class A Shares	1,000.00	1,020.09	4.89		0.97%
Class C Shares	1,000.00	1,016.50	8.50		1.69%
Institutional Shares	1,000.00	1,021.79	3.18		0.63%
Class R6 Shares	1,000.00	1,007.53	0.55	**	0.34%
Sterling Capital Quality Income Fund
Class A Shares	1,000.00	1,020.94	4.03		0.80%
Class C Shares	1,000.00	1,017.50	7.49		1.49%
Institutional Shares	1,000.00	1,022.24	2.72		0.54%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.94	4.03		0.80%
Class C Shares	1,000.00	1,017.20	7.80		1.55%
Institutional Shares	1,000.00	1,022.19	2.77		0.55%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.79	4.18		0.83%
Class C Shares	1,000.00	1,017.05	7.95		1.58%
Institutional Shares	1,000.00	1,022.04	2.92		0.58%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.84	4.13		0.82%
Class C Shares	1,000.00	1,017.10	7.90		1.57%
Institutional Shares	1,000.00	1,022.09	2.87		0.57%

10

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21 - 3/31/22	Annualized Expense Ratio During Period 10/1/21 - 3/31/22
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,020.89	$4.08	0.81%
Class C Shares	1,000.00	1,017.20	7.80	1.55%
Institutional Shares	1,000.00	1,022.14	2.82	0.56%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).
**	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 59 days divided by 365 (to reflect the period from January 31, 2022 (commencement of operations) to March 31, 2022).
11

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.9%
	Aerospace & Defense — 3.0%
2,350	General Dynamics Corp.	$566,773
1,100	Lockheed Martin Corp.	485,540
		1,052,313
	Air Freight & Logistics — 1.3%
2,200	United Parcel Service, Inc., Class B	471,812

	Automobiles — 1.5%
31,550	Ford Motor Co.	533,511

	Banks — 6.3%
4,453	Bank OZK	190,143
1,950	Comerica, Inc.	176,339
5,500	FNB Corp.	68,475
6,100	KeyCorp.	136,518
2,000	Popular, Inc.	163,480
3,750	Synovus Financial Corp.	183,750
10,150	U.S. Bancorp	539,472
15,300	Wells Fargo & Co.	741,438
		2,199,615
	Biotechnology — 3.3%
3,000	AbbVie, Inc.	486,330
150	Regeneron Pharmaceuticals, Inc.(a)	104,763
2,150	Vertex Pharmaceuticals, Inc.(a)	561,085
		1,152,178
	Building Products — 0.4%
2,350	Builders FirstSource, Inc.(a)	151,669

	Capital Markets — 5.0%
9,600	Bank of New York Mellon Corp. (The)	476,448
3,950	Blackstone, Inc.	501,413
6,875	Morgan Stanley	600,875
4,500	Virtu Financial, Inc., Class A	167,490
		1,746,226
	Chemicals — 2.4%
1,800	CF Industries Holdings, Inc.	185,508
8,500	Dow, Inc.	541,620
1,900	Olin Corp.	99,332
		826,460

	Consumer Finance — 1.6%
3,650	Capital One Financial Corp.	479,209
850	Discover Financial Services	93,661
		572,870

	Diversified Consumer Services — 0.3%
1,600	Service Corp. International	105,312

	Diversified Financial Services — 1.2%
6,850	Apollo Global Management, Inc.	424,632

	Diversified Telecommunication Services — 2.3%
15,707	Verizon Communications, Inc.	800,115

Shares		Fair Value
COMMON STOCKS — (continued)
	Electric Utilities — 2.8%
750	American Electric Power Co., Inc.	$74,828
2,500	Evergy, Inc.	170,850
3,950	OGE Energy Corp.	161,081
7,950	Southern Co. (The)	576,454
		983,213
	Electrical Equipment — 2.4%
800	Acuity Brands, Inc.	151,440
5,600	Emerson Electric Co.	549,080
4,300	nVent Electric PLC	149,554
		850,074
	Electronic Equipment, Instruments & Components — 0.5%
1,500	Arrow Electronics, Inc.(a)	177,945
	Energy Equipment & Services — 1.5%
12,750	Schlumberger NV	526,702

	Equity Real Estate Investment Trusts (REITs) — 4.2%
7,350	Brixmor Property Group, Inc	189,703
450	Public Storage	175,626
7,300	Realty Income Corp.	505,890
3,350	Simon Property Group, Inc.	440,726
3,000	Spirit Realty Capital, Inc.	138,060
		1,450,005
	Food & Staples Retailing — 2.0%
5,550	Albertsons Cos., Inc., Class A	184,538
8,900	Kroger Co. (The)	510,593
		695,131
	Food Products — 2.2%
6,450	Archer-Daniels-Midland Co.	582,177
2,050	Tyson Foods, Inc., Class A	183,741
		765,918
	Gas Utilities — 0.7%
2,650	National Fuel Gas Co.	182,055
1,350	UGI Corp.	48,897
		230,952
	Health Care Providers & Services — 9.3%
1,300	AmerisourceBergen Corp.	201,123
1,424	Anthem, Inc.	699,497
2,550	Centene Corp.(a)	214,685
6,600	CVS Health Corp.	667,986
1,800	HCA Healthcare, Inc	451,116
500	Laboratory Corp. of America Holdings(a)	131,830
1,824	McKesson Corp.	558,381
550	Molina Healthcare, Inc.(a)	183,474
1,100	Quest Diagnostics, Inc.	150,546
		3,258,638

See accompanying Notes to the Financial Statements.

12

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Hotels, Restaurants & Leisure — 0.5%
2,600	Boyd Gaming Corp.	$171,028

	Household Durables — 1.4%
1,750	Lennar Corp., Class A	142,048
50	NVR, Inc.(a)	223,363
700	Whirlpool Corp.	120,946
		486,357
	Household Products — 1.2%
2,800	Procter & Gamble Co. (The)	427,840

	Independent Power and Renewable Electricity Producers — 0.5%
7,450	Vistra Corp.	173,213

	Insurance — 5.2%
8,600	Aflac, Inc.	553,754
2,650	Fidelity National Financial, Inc.	129,426
2,050	First American Financial Corp.	132,881
6,500	MetLife, Inc.	456,820
4,750	Prudential Financial, Inc.	561,307
		1,834,188
	Interactive Media & Services — 1.6%
200	Alphabet, Inc., Class A(a)	556,270

	IT Services — 2.2%
5,700	Cognizant Technology Solutions Corp.,
	Class A	511,119
800	Concentrix Corp.	133,248
4,300	DXC Technology Co.(a)	140,309
		784,676
	Machinery — 2.0%
3,850	Allison Transmission Holdings, Inc.	151,151
550	Crane Co.	59,554
1,200	Deere & Co.	498,552
		709,257
	Media — 2.5%
4,050	Fox Corp., Class A	159,773
4,250	Fox Corp., Class B	154,190
5,450	Interpublic Group of Cos., Inc. (The)	193,203
3,250	Liberty Media Corp-Liberty SiriusXM,
	Class C(a)	148,622
1,144	Nexstar Media Group, Inc., Class A	215,621
		871,409
	Metals & Mining — 2.3%
11,999	Freeport-McMoRan, Inc.	596,830
1,500	Nucor Corp.	222,975
		819,805

	Multiline Retail — 0.3%
449	Target Corp.	95,287

	Oil, Gas & Consumable Fuels — 6.8%
2,350	ConocoPhillips	235,000

Shares		Fair Value
COMMON STOCKS — (continued)
	Oil, Gas & Consumable Fuels — (continued)
5,050	EOG Resources, Inc.	$602,112
9,950	Exxon Mobil Corp.	821,770
2,450	Occidental Petroleum Corp.	139,013
2,300	Pioneer Natural Resources Co.	575,069
		2,372,964
	Paper & Forest Products — 0.4%
2,300	Louisiana-Pacific Corp.	142,876

	Pharmaceuticals — 5.4%
9,950	Merck & Co., Inc.	816,397
4,550	Organon & Co.	158,932
17,750	Pfizer, Inc.	918,917
		1,894,246
	Professional Services — 0.4%
1,150	Robert Half International, Inc	131,307
	Road & Rail — 0.8%
2,800	Knight-Swift Transportation Holdings, Inc.	141,288
1,850	Ryder System, Inc.	146,761
		288,049

	Semiconductors & Semiconductor Equipment — 3.8%
776	Broadcom, Inc.	488,632
950	KLA Corp.	347,757
350	Microchip Technology, Inc.	26,299
3,000	QUALCOMM, Inc.	458,460
		1,321,148
	Software — 0.6%
1,950	SS&C Technologies Holdings, Inc.	146,289
1,400	Teradata Corp.(a)	69,006
		215,295
	Specialty Retail — 2.3%
250	AutoZone, Inc.(a)	511,145
1,450	Dick's Sporting Goods, Inc.	145,029
200	O'Reilly Automotive, Inc.(a)	136,992
		793,166
	Technology Hardware, Storage & Peripherals — 2.6%
8,125	Dell Technologies, Inc., Class C(a)	407,794
13,450	HP, Inc.	488,235
		896,029
	Textiles, Apparel & Luxury Goods — 0.4%
2,500	Capri Holdings, Ltd.(a)	128,475

	Tobacco — 1.5%
9,750	Altria Group, Inc.	509,437
	Total Common Stocks
	(Cost $29,256,704)	34,597,613

Continued

13

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.1%
375,533	Federated Treasury Obligations Fund, Institutional Shares, 0.13%(b)	$375,533

	Total Money Market Fund
	(Cost $375,533)	375,533

Total Investments — 100.0%
(Cost $29,632,237)		34,973,146
Net Other Assets (Liabilities) — 0.0%		13,181
NET ASSETS — 100.0%		$34,986,327

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

14

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.8%
	Auto Components — 2.3%
53,000	Gentex Corp.	$1,546,010

	Banks — 5.3%
13,806	M&T Bank Corp.	2,340,117
14,913	SouthState Corp.	1,216,752
		3,556,869

	Chemicals — 4.3%
49,639	Corteva, Inc.	2,853,250

	Consumer Finance — 4.2%
104,104	SLM Corp.	1,911,349
27,006	Synchrony Financial	940,079
		2,851,428

	Containers & Packaging — 3.7%
20,068	Crown Holdings, Inc.	2,510,306

	Electric Utilities — 5.3%
34,891	ALLETE, Inc.	2,336,999
22,465	Portland General Electric Co.	1,238,945
		3,575,944

	Electrical Equipment — 2.4%
31,303	Sensata Technologies Holding PLC(a)	1,591,757

	Energy Equipment & Services — 1.2%
26,064	Core Laboratories NV	824,404

	Entertainment — 1.4%
6,271	Take-Two Interactive Software, Inc.(a)	964,103

	Food Products — 2.2%
27,244	Cal-Maine Foods, Inc.	1,504,414

	Health Care Equipment & Supplies — 1.9%
9,574	Zimmer Biomet Holdings, Inc.	1,224,514
957	Zimvie, Inc.(a)	21,858
		1,246,372

	Health Care Providers & Services — 14.6%
31,221	Centene Corp.(a)	2,628,496
6,146	Cigna Corp.	1,472,643
20,729	Encompass Health Corp.	1,474,039
6,310	Laboratory Corp. of America Holdings(a)	1,663,694
8,213	McKesson Corp.	2,514,246
		9,753,118

	Hotels, Restaurants & Leisure — 1.9%

8,252	Hilton Worldwide Holdings, Inc.(a)	1,252,158

	Household Durables — 1.3%
7,043	Mohawk Industries, Inc.(a)	874,741

	Household Products — 2.4%
18,310	Spectrum Brands Holdings, Inc.	1,624,463

	Insurance — 9.5%
2,487	Alleghany Corp.(a)	2,106,489

Shares		Fair Value
COMMON STOCKS — (continued)
	Insurance — (continued)
6,011	Enstar Group, Ltd.(a)	$1,569,773
10,611	Lincoln National Corp.	693,535
1,336	Markel Corp.(a)	1,970,920
		6,340,717

	Interactive Media & Services — 1.8%
12,377	IAC/InterActiveCorp(a)	1,241,166

	Internet & Direct Marketing Retail — 1.6%
18,361	eBay, Inc.	1,051,351

	IT Services — 5.7%
13,850	Euronet Worldwide, Inc.(a)	1,802,578
14,536	Global Payments, Inc.	1,989,106
		3,791,684

	Machinery — 3.9%
75,262	Trinity Industries, Inc.	2,586,002

	Media — 2.1%
10,580	Liberty Broadband Corp., Class C(a)	1,431,686

	Oil, Gas & Consumable Fuels — 2.0%
64,662	CNX Resources Corp.(a)	1,339,797

	Professional Services — 5.4%
14,270	ASGN, Inc.(a)	1,665,452
13,902	Jacobs Engineering Group, Inc.	1,915,835
		3,581,287

	Real Estate Management & Development — 2.7%
19,613	CBRE Group, Inc., Class A(a)	1,794,982

	Software — 2.5%
41,499	NCR Corp.(a)	1,667,845

	Specialty Retail — 1.9%
13,512	CarMax, Inc.(a)	1,303,638

	Thrifts & Mortgage Finance — 2.7%
81,714	Radian Group, Inc.	1,814,868

	Trading Companies & Distributors — 2.6%
38,519	Air Lease Corp.	1,719,873
	Total Common Stocks
	(Cost $42,660,984)	66,194,233

See accompanying Notes to the Financial Statements.

15

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.2%
813,410	Federated Treasury Obligations Fund,
	Institutional Shares, 0.13%(b)	$813,410
	Total Money Market Fund
	(Cost $813,410)	813,410
Total Investments — 100.0%
(Cost $43,474,394)		67,007,643
Net Other Assets (Liabilities) — 0.0%		(25,636)
NET ASSETS — 100.0%		$66,982,007

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

16

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.3%
	Aerospace & Defense — 0.2%
3,220	Textron, Inc.	$239,504

	Air Freight & Logistics — 1.4%
15,470	Air Transport Services Group, Inc.(a)	517,471
11,813	Atlas Air Worldwide Holdings, Inc.(a)	1,020,289
		1,537,760

	Automobiles — 0.3%
9,030	Harley-Davidson, Inc.	355,782

	Banks — 13.4%
25,880	Associated Banc-Corp.	589,029
13,036	Bank OZK	556,637
14,660	BankUnited, Inc.	644,454
14,450	Byline Bancorp, Inc.	385,526
13,720	Central Pacific Financial Corp.	382,788
3,870	Comerica, Inc.	349,964
8,730	Community Trust Bancorp, Inc.	359,676
14,305	ConnectOne Bancorp, Inc.	457,903
15,149	Customers Bancorp, Inc.(a)	789,869
42,538	First BanCorp.	558,099
13,907	First Financial Corp.	601,895
16,260	Flushing Financial Corp.	363,411
32,210	Fulton Financial Corp.	535,330
6,330	Great Southern Bancorp, Inc.	373,533
13,550	Hancock Whitney Corp.	706,632
19,510	Hanmi Financial Corp.	480,141
9,787	HomeStreet, Inc.	463,708
55,342	Hope Bancorp, Inc.	889,899
21,194	Horizon Bancorp, Inc.	395,692
14,144	Independent Bank Corp.	311,168
12,900	Midland States Bancorp, Inc.	372,294
18,162	OFG Bancorp	483,836
25,710	Old Second Bancorp, Inc.	373,052
8,464	Popular, Inc.	691,847
13,070	Premier Financial Corp.	396,413
14,693	QCR Holdings, Inc.	831,477
13,710	RBB Bancorp	322,048
13,009	Synovus Financial Corp.	637,441
14,150	Univest Financial Corp.	378,654
6,101	Zions Bancorp NA	399,982
		15,082,398

	Beverages — 0.4%
803	Coca-Cola Consolidated, Inc.	398,971

	Building Products — 1.1%
4,460	Builders FirstSource, Inc.(a)	287,849
10,160	Insteel Industries, Inc.	375,818
6,256	Owens Corning	572,424
		1,236,091

	Capital Markets — 0.9%
17,018	Jefferies Financial Group, Inc.	559,041

Shares		Fair Value
COMMON STOCKS — (continued)
	Capital Markets — (continued)
3,610	Piper Sandler Cos.	$473,812
		1,032,853

	Chemicals — 1.9%
10,250	AdvanSix, Inc.	523,673
3,839	CF Industries Holdings, Inc.	395,647
11,664	Mosaic Co. (The)	775,656
3,652	Westlake Corp.	450,657
		2,145,633

	Commercial Services & Supplies — 1.0%
44,210	CoreCivic, Inc.(a)	493,826
11,310	Heritage-Crystal Clean, Inc.(a)	334,889
25,228	Interface, Inc.	342,344
		1,171,059

	Communications Equipment — 0.3%
3,060	Lumentum Holdings, Inc.(a)	298,656

	Construction & Engineering — 0.8%
6,436	MYR Group, Inc.(a).	605,241
11,840	Sterling Construction Co., Inc.(a)	317,312
		922,553

	Consumer Finance — 1.9%
12,210	Ally Financial, Inc.	530,891
2,280	Encore Capital Group, Inc.(a)	143,024
12,400	Enova International, Inc.(a)	470,828
5,140	Nelnet, Inc., Class A	436,849
5,750	Regional Management Corp.	279,278
17,390	SLM Corp.	319,280
		2,180,150

	Diversified Consumer Services — 0.2%
6,350	Stride, Inc.(a)	230,696

	Diversified Financial Services — 1.0%
6,130	A-Mark Precious Metals, Inc.	474,094
10,300	Equitable Holdings, Inc.	318,373
5,130	Voya Financial, Inc.	340,376
		1,132,843

	Diversified Telecommunication Services — 0.6%
16,490	EchoStar Corp., Class A(a)	401,367
25,390	Lumen Technologies, Inc.	286,145
		687,512

	Electric Utilities — 2.9%
8,900	ALLETE, Inc.	596,122
4,730	Evergy, Inc.	323,248
8,010	Hawaiian Electric Industries, Inc.	338,903
8,580	OGE Energy Corp.	349,892
9,682	Otter Tail Corp.	605,125
4,530	Pinnacle West Capital Corp.	353,793
12,805	Portland General Electric Co.	706,196
		3,273,279

See accompanying Notes to the Financial Statements.

17

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Electrical Equipment — 0.7%
3,178	Atkore, Inc.(a)	$312,843
4,260	Encore Wire Corp.	485,938
		798,781

	Electronic Equipment, Instruments & Components — 2.3%
4,856	Arrow Electronics, Inc.(a)	576,067
11,120	CTS Corp.	392,981
3,925	Jabil, Inc.	242,290
21,050	Knowles Corp.(a)	453,207
12,508	Sanmina Corp.(a)	505,573
32,628	TTM Technologies, Inc.(a)	483,547
		2,653,665

	Energy Equipment & Services — 0.4%
3,088	Nabors Industries, Ltd.(a)	471,599

	Equity Real Estate Investment Trusts (REITs) — 8.3%
21,940	Acadia Realty Trust	475,440
19,510	Alexander & Baldwin, Inc.	452,437
37,180	Apple Hospitality REIT, Inc.	668,125
28,567	City Office REIT, Inc.	504,493
8,400	Cousins Properties, Inc.	338,436
6,200	CTO Realty Growth, Inc.	411,184
6,490	EPR Properties	355,068
18,622	Essential Properties Realty Trust, Inc.	471,137
67,090	Franklin Street Properties Corp.	395,831
20,477	Industrial Logistics Properties Trust	464,213
4,940	Kilroy Realty Corp.	377,515
29,499	Kimco Realty Corp.	728,625
17,868	Medical Properties Trust, Inc.	377,730
6,891	National Retail Properties, Inc.	309,682
27,480	Piedmont Office Realty Trust, Inc., Class A	473,206
10,874	PotlatchDeltic Corp.	573,386
4,700	Regency Centers Corp.	335,298
4,630	SL Green Realty Corp.	375,863
9,690	STORE Capital Corp.	283,239
18,455	VICI Properties, Inc.	525,229
33,210	Whitestone REIT	440,032
		9,336,169

	Food & Staples Retailing — 2.2%
10,370	Albertsons Cos., Inc., Class A.	344,803
5,340	BJ's Wholesale Club Holdings, Inc.(a)	361,037
28,166	SpartanNash Co.	929,196
18,297	Sprouts Farmers Market, Inc.(a)	585,138
7,530	United Natural Foods, Inc.(a)	311,366
		2,531,540

	Gas Utilities — 1.9%
3,190	Atmos Energy Corp.	381,173
6,010	National Fuel Gas Co.	412,887
320	ONE Gas, Inc.	28,237
9,238	Southwest Gas Holdings, Inc.	723,243

Shares		Fair Value
COMMON STOCKS — (continued)
	Gas Utilities — (continued)
9,000	Spire, Inc.	$645,840
		2,191,380

	Health Care Equipment & Supplies — 1.7%
67,120	Accuray, Inc.(a)	222,167
7,348	Envista Holdings Corp.(a)	357,921
1,380	ICU Medical, Inc.(a)	307,243
15,107	Natus Medical, Inc.(a)	397,012
3,120	Quidel Corp.(a)	350,875
13,130	Varex Imaging Corp.(a)	279,538
		1,914,756

	Health Care Providers & Services — 4.2%
5,013	Acadia Healthcare Co., Inc.(a)	328,502
3,381	AMN Healthcare Services, Inc.(a)	352,740
4,275	DaVita, Inc.(a)	483,545
3,893	Ensign Group, Inc. (The)	350,409
7,120	Fulgent Genetics, Inc.(a)	444,359
4,350	Henry Schein, Inc.(a)	379,276
112	ModivCare, Inc.(a)	12,924
1,230	Molina Healthcare, Inc.(a)	410,316
8,050	Premier, Inc., Class A	286,500
14,354	Tenet Healthcare Corp.(a)	1,233,870
14,937	Tivity Health, Inc.(a)	480,523
		4,762,964

	Health Care Technology — 0.6%
10,977	Computer Programs & Systems, Inc.(a)	378,158
12,268	HealthStream, Inc.(a)	244,378
		622,536

	Household Durables — 1.0%
19,260	Taylor Morrison Home Corp.(a)	524,257
4,720	Toll Brothers, Inc.	221,935
20,240	TRI Pointe Homes, Inc.(a)	406,419
		1,152,611

	Household Products — 0.6%
7,360	Central Garden & Pet Co.(a)	323,546
9,722	Central Garden & Pet Co., Class A(a)	396,463
		720,009

	Independent Power and Renewable Electricity Producers — 0.3%
8,920	Brookfield Renewable Corp., Class A	390,696

	Insurance — 4.3%
10,430	Argo Group International Holdings, Ltd.	430,550
6,920	Assured Guaranty, Ltd.	440,527
6,250	Axis Capital Holdings, Ltd.	377,938
7,006	Brighthouse Financial, Inc.(a)	361,930
23,220	CNO Financial Group, Inc.	582,590
1,180	Everest Re Group, Ltd.	355,628
6,700	Fidelity National Financial, Inc.	327,228
4,620	First American Financial Corp.	299,468
11,560	Horace Mann Educators Corp.	483,555

Continued

18

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Insurance — (continued)
280	Lincoln National Corp.	$18,301
13,670	Old Republic International Corp.	353,643
2,270	RenaissanceRe Holdings, Ltd	359,818
7,010	Stewart Information Services Corp.	424,876
		4,816,052

	Interactive Media & Services — 0.3%
9,094	Yelp, Inc.(a)	310,196

	Leisure Products — 0.0%
650	Vista Outdoor, Inc.(a)	23,198

	Machinery — 0.4%
8,500	Mueller Industries, Inc.	460,445

	Marine .— 2.6%
33,013	Costamare, Inc.	562,871
6,380	Eagle Bulk Shipping, Inc.	434,542
21,306	Genco Shipping & Trading, Ltd.	503,248
11,714	Matson, Inc.	1,412,943
		2,913,604

	Media — 2.1%
14,595	Gray Television, Inc.	322,112
10,743	Interpublic Group of Cos., Inc. (The)	380,839
6,560	Liberty Media Corp-Liberty SiriusXM, Class A(a)	299,858
6,600	Liberty Media Corp-Liberty SiriusXM, Class C(a)	301,818
2,199	Nexstar Media Group, Inc., Class A	414,467
4,500	Omnicom Group, Inc.	381,960
11,040	Thryv Holdings, Inc.(a)	310,445
		2,411,499

	Metals & Mining — 2.2%
2,177	Reliance Steel & Aluminum Co.	399,153
47,990	SunCoke Energy, Inc.	427,591
26,921	TimkenSteel Corp.(a)	589,031
12,020	U.S. Steel Corp.	453,635
16,730	Warrior Met Coal, Inc.	620,850
		2,490,260

	Mortgage Real Estate Investment Trusts (REITs) — 1.7%
26,170	Ares Commercial Real Estate Corp.	406,159
36,528	Chimera Investment Corp.	439,797
100,563	MFA Financial, Inc.	405,269
30,230	New Residential Investment Corp.	331,925
25,076	Ready Capital Corp.	377,645
		1,960,795

	Multiline Retail — 1.2%
1,650	Dillard's, Inc., Class A	442,843
37,580	Macy's, Inc.	915,449
		1,358,292

Shares		Fair Value
COMMON STOCKS — (continued)
	Multi-Utilities — 0.5%
9,870	NorthWestern Corp.	$597,036

	Oil, Gas & Consumable Fuels — 8.9%
43,080	Antero Resources Corp.(a)	1,315,232
71,070	Centennial Resource Development, Inc.,
	Class A(a)	573,535
34,900	CNX Resources Corp.(a)	723,128
14,180	CONSOL Energy, Inc.(a)	533,593
5,870	Laredo Petroleum, Inc.(a)	464,552
27,640	Marathon Oil Corp.	694,040
26,260	Murphy Oil Corp.	1,060,641
2,890	Oasis Petroleum, Inc.	422,807
12,470	Ovintiv, Inc.	674,253
19,898	PDC Energy, Inc.	1,446,187
24,320	Peabody Energy Corp.(a)	596,570
38,983	SM Energy Co.	1,518,388
		10,022,926

	Paper & Forest Products — 0.3%
5,420	Louisiana-Pacific Corp.	336,690

	Pharmaceuticals — 2.3%
60,844	Amneal Pharmaceuticals, Inc.(a)	253,719
19,376	Amphastar Pharmaceuticals, Inc.(a)	695,598
15,230	Corcept Therapeutics, Inc.(a)	342,980
1,872	Jazz Pharmaceuticals PLC(a)	291,414
9,789	Prestige Consumer Healthcare, Inc.(a)	518,230
15,330	Supernus Pharmaceuticals, Inc.(a)	495,466
		2,597,407

	Professional Services — 1.6%
3,778	CRA International, Inc.	318,334
5,480	Forrester Research, Inc.(a)	309,182
8,300	Heidrick & Struggles International, Inc.	328,514
8,470	Korn Ferry	550,042
2,706	ManpowerGroup, Inc.	254,147
		1,760,219

	Real Estate Management & Development — 2.8%
15,720	Cushman & Wakefield PLC(a)	322,417
28,628	Forestar Group, Inc.(a)	508,433
2,112	Jones Lang LaSalle, Inc.(a)	505,740
8,500	Marcus & Millichap, Inc.	447,780
39,312	Newmark Group, Inc., Class A	625,847
12,340	RE/MAX Holdings, Inc., Class A	342,188
26,481	Realogy Holdings Corp.(a)	415,222
		3,167,627

	Road & Rail — 1.8%
10,028	ArcBest Corp.	807,254
14,790	Covenant Logistics Group, Inc.	318,429
29,620	Daseke, Inc.(a)	298,273
5,490	Knight-Swift Transportation Holdings, Inc.	277,026
3,997	Ryder System, Inc.	317,082
		2,018,064

Continued

19

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Semiconductors & Semiconductor Equipment — 3.0%
4,280	Alpha & Omega Semiconductor, Ltd.(a)	$233,902
34,333	Amkor Technology, Inc.	745,713
23,880	Photronics, Inc.(a)	405,243
37,448	Rambus, Inc.(a)	1,194,217
22,502	SMART Global Holdings, Inc.(a)	581,227
6,745	Ultra Clean Holdings, Inc.(a)	285,920
		3,446,222

	Specialty Retail — 3.9%
5,959	AutoNation, Inc.(a)	593,397
8,310	Buckle, Inc. (The)	274,562
4,714	Dick's Sporting Goods, Inc.	471,494
5,900	Genesco, Inc.(a)	375,299
3,080	Group 1 Automotive, Inc.	516,916
9,562	Haverty Furniture Cos., Inc.	262,190
1,000	Lithia Motors, Inc.	300,120
7,279	MarineMax, Inc.(a)	293,053
1,650	Murphy USA, Inc.	329,934
8,300	Shoe Carnival, Inc.	242,028
9,742	Signet Jewelers, Ltd.	708,244
		4,367,237

	Textiles, Apparel & Luxury Goods — 0.2%
2,440	Oxford Industries, Inc.	220,820

	Thrifts & Mortgage Finance — 2.3%
11,715	Merchants Bancorp	320,757
20,670	MGIC Investment Corp.	280,078
14,791	Mr Cooper Group, Inc.(a)	675,505
7,060	PennyMac Financial Services, Inc.	375,592
28,790	Radian Group, Inc.	639,426
17,897	Waterstone Financial, Inc.	346,128
		2,637,486

	Trading Companies & Distributors — 3.4%
5,770	BlueLinx Holdings, Inc.(a)	414,747
13,480	Boise Cascade Co.	936,456
4,231	Herc Holdings, Inc.	706,958
17,216	Rush Enterprises, Inc., Class A	876,466
13,791	Titan Machinery, Inc.(a)	389,734
4,530	Veritiv Corp.(a)	605,163
		3,929,524
	Total Common Stocks
	(Cost $88,627,259)	111,318,045
WARRANTS — 0.0%
	Energy Equipment & Services — 0.0%
2,227	Nabors Industries, Ltd., 06/11/2026(a)	51,221
	Total Warrants
	(Cost $–)	51,221

Shares		Fair Value
MONEY MARKET FUND — 1.3%
1,455,419	Federated Treasury Obligations Fund,
	Institutional Shares, 0.13%(b)	$1,455,419
	Total Money Market Fund
	(Cost $1,455,419)	1,455,419

Total Investments — 99.6%
(Cost $90,082,678)		112,824,685
Net Other Assets (Liabilities) — 0.4%		425,418
NET ASSETS — 100.0%		$113,250,103

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

20

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.9%
	Aerospace & Defense — 1.5%
41,452	General Dynamics Corp.	$9,997,393

	Air Freight & Logistics — 0.8%
21,000	FedEx Corp.	4,859,190

	Auto Components — 1.4%
76,709	Aptiv PLC(a)	9,182,834

	Biotechnology — 2.5%
23,000	Regeneron Pharmaceuticals, Inc.(a)	16,063,660

	Capital Markets — 5.9%
212,243	Charles Schwab Corp. (The)	17,894,207
50,061	S&P Global, Inc.	20,534,021
		38,428,228

	Communications Equipment — 3.7%
116,000	F5, Inc.(a)	24,238,200

	Consumer Finance — 1.9%
91,500	Capital One Financial Corp.	12,013,035

	Containers & Packaging — 3.5%
253,000	Ball Corp.	22,770,000

	Electronic Equipment, Instruments &
	Components — 1.5%
125,000	Amphenol Corp., Class A	9,418,750

	Entertainment — 1.5%
1,074,148	Zynga, Inc., Class A(a)	9,925,128

	Health Care Equipment & Supplies — 4.4%
278,000	Hologic, Inc.(a)	21,355,960
19,923	Teleflex, Inc.	7,069,278
		28,425,238

	Health Care Providers & Services — 10.9%
142,000	HCA Healthcare, Inc.	35,588,040
69,500	UnitedHealth Group, Inc.	35,442,915
		71,030,955

	Household Durables — 1.4%
113,000	Lennar Corp., Class A	9,172,210

	Interactive Media & Services — 6.7%
15,600	Alphabet, Inc., Class C(a)	43,570,644

	Internet & Direct Marketing Retail — 1.9%
3,780	Amazon.com, Inc.(a)	12,322,611

	IT Services — 16.0%
237,068	Akamai Technologies, Inc.(a)	28,303,548
128,572	Fiserv, Inc.(a)	13,037,201
175,105	Global Payments, Inc.	23,961,368
108,404	PayPal Holdings, Inc.(a)	12,536,923
118,500	Visa, Inc., Class A	26,279,745
		104,118,785

Shares		Fair Value
COMMON STOCKS — (continued)
	Life Sciences Tools & Services — 4.6%
101,000	Danaher Corp.	$29,626,330

	Media — 3.5%
489,972	Comcast Corp., Class A	22,940,489

	Pharmaceuticals — 3.8%
336,865	Bristol-Myers Squibb Co.	24,601,251

	Professional Services — 5.7%
178,109	TransUnion	18,405,784
84,966	Verisk Analytics, Inc.	18,236,253
		36,642,037

	Real Estate Management & Development — 2.3%
166,000	CBRE Group, Inc., Class A(a)	15,192,320

	Semiconductors & Semiconductor Equipment — 4.5%
156,000	NXP Semiconductors NV	28,872,480

	Software — 5.9%
41,000	Intuit, Inc.	19,714,440
171,244	PTC, Inc.(a)	18,446,404
		38,160,844

	Specialty Retail — 1.9%
6,100	AutoZone, Inc.(a)	12,471,938

	Wireless Telecommunication Services — 1.2%
62,297	T-Mobile U.S. Inc.(a)	7,995,820
	Total Common Stocks
	(Cost $343,757,184)	642,040,370

	MONEY MARKET FUND — 1.2%
7,905,622	Federated Treasury Obligations Fund,
	Institutional Shares, 0.13%(b)	7,905,622
	Total Money Market Fund
	(Cost $7,905,622)	7,905,622

Total Investments — 100.1%
(Cost $351,662,806)		649,945,992
Net Other Assets (Liabilities) — (0.1)%		(586,678)
NET ASSETS — 100.0%		$649,359,314

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

21

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments
March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.2%
	Aerospace & Defense — 2.0%
191,865	L3Harris Technologies, Inc.	$47,672,697

	Air Freight & Logistics — 3.7%
411,000	United Parcel Service, Inc., Class B	88,143,060

	Beverages — 5.1%
829,720	Coca-Cola Co. (The)	51,442,640
419,000	PepsiCo, Inc.	70,132,220
		121,574,860

	Biotechnology — 4.0%
584,300	AbbVie, Inc.	94,720,873

	Capital Markets — 3.1%
186,000	Goldman Sachs Group, Inc. (The)	61,398,600
100,200	Northern Trust Corp.	11,668,290
		73,066,890

	Communications Equipment — 5.7%
1,523,515	Cisco Systems, Inc.	84,951,196
205,429	Motorola Solutions, Inc.	49,754,904
		134,706,100

	Consumer Finance — 3.3%
719,000	Discover Financial Services	79,226,610

	Diversified Telecommunication Services — 1.8%
835,900	Verizon Communications, Inc.	42,580,746

	Electronic Equipment, Instruments &Components — 2.4%
1,541,832	Corning, Inc.	56,909,019

	Equity Real Estate Investment Trusts (REITs) — 2.7%
348,000	Crown Castle International Corp.	64,240,800

	Food Products — 2.5%
678,000	Tyson Foods, Inc., Class A	60,769,140

	Health Care Equipment & Supplies — 6.4%
708,000	Abbott Laboratories	83,798,880
618,543	Medtronic PLC	68,627,346
		152,426,226

	Health Care Providers & Services — 8.1%
221,410	Anthem, Inc.	108,761,020
836,000	CVS Health Corp.	84,611,560
		193,372,580

	Hotels, Restaurants & Leisure — 3.5%
849,300	Restaurant Brands International, Inc.	49,590,627
376,210	Starbucks Corp.	34,223,824
		83,814,451

	Industrial Conglomerates — 2.5%
307,000	Honeywell International, Inc.	59,736,060

Shares		Fair Value
COMMON STOCKS — (continued)
	Insurance — 7.3%
465,900	Chubb, Ltd.	$99,656,010
439,087	Marsh & McLennan Cos., Inc.	74,829,207
		174,485,217

	IT Services — 8.4%
269,100	Accenture PLC, Class A.	90,748,593
519,600	Amdocs, Ltd.	42,716,316
657,724	Fidelity National Information Services, Inc.	66,048,644
		199,513,553

	Machinery — 2.3%
264,550	Cummins, Inc.	54,261,850

	Oil, Gas & Consumable Fuels — 0.9%
172,396	EOG Resources, Inc.	20,554,775

	Pharmaceuticals — 6.0%
423,300	Johnson & Johnson	75,021,459
826,080	Merck & Co., Inc.	67,779,864
		142,801,323

	Professional Services — 2.9%
788,967	Booz Allen Hamilton Holding Corp.	69,302,861

	Semiconductors & Semiconductor Equipment — 3.8%
543,000	Analog Devices, Inc.	89,692,740

	Software — 4.0%
313,000	Microsoft Corp.	96,501,030

	Specialty Retail — 2.8%
222,150	Home Depot, Inc. (The)	66,496,159

	Total Common Stocks
	(Cost $1,385,311,612)	2,266,569,620

	MONEY MARKET FUND — 4.8%
113,640,890	Federated Treasury Obligations Fund,
	Institutional Shares, 0.13%(a)	113,640,890

	Total Money Market Fund
	(Cost $113,640,890)	113,640,890

Total Investments — 100.0%
(Cost $1,498,952,502)		2,380,210,510
Net Other Assets (Liabilities) — 0.0%.		412,690
NET ASSETS — 100.0%		$2,380,623,200

(a)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

22

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.4%
	Australia — 8.7%
46,975	BHP Group, Ltd.	$1,810,768
95,150	Dexus	776,678
49,850	National Australia Bank, Ltd.	1,200,132
4,900	Rio Tinto, Ltd.	438,061
23,375	Sonic Healthcare, Ltd.	617,152
244,375	South32, Ltd.	928,938
241,300	Stockland	764,681
597,850	Vicinity Centres	829,609
		7,366,019

	Austria — 2.0%
13,875	ANDRITZ AG	640,800
14,400	OMV AG	688,068
11,950	voestalpine AG	355,587
		1,684,455

	Belgium — 0.9%
10,675	KBC Group NV	765,923
875	Telenet Group Holding NV	28,192
		794,115

	Denmark — 2.5%
6,400	Carlsberg A/S, Class B	785,673
45,675	Danske Bank A/S	759,808
6,100	Pandora A/S	581,113
		2,126,594

	Finland — 1.4%
17,525	Fortum OYJ	320,305
157,900	Nokia OYJ(a)	869,559
		1,189,864

	France — 13.4%
1,175	Amundi SA(b)	80,348
30,575	ArcelorMittal SA	979,443
27,100	AXA SA	793,334
13,275	BNP Paribas SA	758,596
4,550	Capgemini SE	1,009,659
30,300	Carrefour SA	659,391
14,625	Cie de Saint-Gobain	870,193
8,100	Eiffage SA	831,321
54,475	Electricite de France SA, Rights, 04/06/2022(a)	19,791
17,375	Engie SA	228,429
6,875	Ipsen SA	860,577
79,725	Orange SA	943,921
14,025	Publicis Groupe SA	851,229
12,850	Sanofi	1,313,780
13,600	STMicroelectronics NV	591,110
11,150	TotalEnergies SE	564,185
		11,355,307

	Germany — 7.9%
16,250	Bayer AG	1,111,485
8,875	Bayerische Motoren Werke AG	766,956
6,100	Beiersdorf AG	640,829
17,600	Deutsche Post AG	840,433

Shares		Fair Value
COMMON STOCKS — (continued)
	Germany — (continued)
69,800	E.ON SE	$810,947
18,800	Fresenius SE & Co. KGaA	690,270
10,675	GEA Group AG	437,540
5,250	Henkel AG & Co. KGaA	346,525
14,675	Mercedes-Benz Group AG	1,030,032
		6,675,017

	Hong Kong — 2.2%
39,200	ASM Pacific Technology, Ltd.	394,644
165,000	Henderson Land Development Co., Ltd.	684,919
13,800	Jardine Matheson Holdings, Ltd.	757,047
		1,836,610

	Israel — 1.9%
5,300	Check Point Software Technologies, Ltd.(a)	732,778
90,900	Teva Pharmaceutical Industries, Ltd.,
	ADR(a)	853,551
		1,586,329

	Italy — 2.7%
38,475	Atlantia SpA(a)	799,994
67,550	Mediobanca Banca di Credito Finanziario SpA	682,626
49,200	Stellantis NV	796,523
		2,279,143

	Japan — 23.7%
15,800	AGC, Inc.	631,295
53,400	Astellas Pharma, Inc.	834,369
38,000	Brother Industries, Ltd.	691,046
36,300	Canon, Inc.	884,776
146,300	Daiwa Securities Group, Inc.	827,577
15,400	Dentsu Group, Inc.	629,342
16,400	Iida Group Holdings Co., Ltd.	282,751
66,300	Inpex Corp.	779,512
27,400	ITOCHU Corp.	926,831
43,500	Japan Tobacco, Inc.	742,875
76,700	Marubeni Corp.	890,656
12,500	MEIJI Holdings Co., Ltd.	677,899
106,600	Mitsubishi Chemical Holdings Corp.	708,968
28,400	Mitsubishi Corp.	1,065,760
41,300	Mitsui & Co., Ltd.	1,121,098
61,580	Mizuho Financial Group, Inc.	785,476
25,700	Nippon Telegraph & Telephone Corp.	746,685
8,500	Nippon Yusen KK	743,533
129,100	Nissan Motor Co., Ltd.(a)	573,634
16,000	Open House Co., Ltd.	708,045
92,700	Rakuten Group, Inc.	728,875
69,500	Renesas Electronics Corp.(a)	805,294
29,000	SBI Holdings, Inc.	731,695
119,900	Sumitomo Chemical Co., Ltd.	549,000
28,800	Sumitomo Mitsui Financial Group, Inc.	909,745
4,800	Suntory Beverage & Food, Ltd.	182,953
31,800	Takeda Pharmaceutical Co., Ltd.	906,053
		20,065,743

See accompanying Notes to the Financial Statements.

23

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Netherlands — 3.3%
70,600	ING Groep NV	$737,130
22,025	Koninklijke Ahold Delhaize NV	708,446
18,375	NN Group NV	931,222
6,325	Randstad NV	380,480
		2,757,278

	Norway — 1.0%
38,975	DNB Bank ASA	881,183

	Spain — 2.7%
32,400	Enagas SA	719,484
65,425	Repsol SA	857,015
151,288	Telefonica SA	733,181
		2,309,680

	Sweden — 1.6%
4,350	Boliden AB	219,437
44,225	Securitas AB, Class B	498,916
59,300	Skandinaviska Enskilda Banken AB, Class A	641,083
		1,359,436

	Switzerland — 8.5%
16,875	Holcim, Ltd.	820,746
3,950	Roche Holding AG	1,562,864
16,400	Swatch Group AG (The)	1,551,111
10,325	Swiss Re AG	982,878
56,875	UBS Group AG	1,111,412
2,275	Zurich Insurance Group AG	1,123,622
		7,152,633

	United Kingdom — 13.0%
21,450	Anglo American PLC	1,114,593
88,075	Aviva PLC	521,132
49,975	BAE Systems PLC	469,338
28,325	British American Tobacco PLC	1,189,571
26,550	GlaxoSmithKline PLC	574,461
41,850	Imperial Brands PLC	881,560
5,500	InterContinental Hotels Group PLC	371,991
212,050	J Sainsbury PLC	701,840
47,250	Kingfisher PLC	157,704
238,675	Legal & General Group PLC	846,196
255,975	M&G PLC	737,549
50,675	Shell PLC	1,388,937
4,200	Unilever PLC	190,692
623,950	Vodafone Group PLC	1,023,145
60,700	WPP PLC	794,447
		10,963,156
	Total Common Stocks
	(Cost $79,016,149)	82,382,562

Shares		Fair Value
PREFERRED STOCKS — 0.8%
	Germany — 0.8%
9,025	Bayerische Motoren Werke AG	$699,059
	Total Preferred Stocks
	(Cost $740,639)	699,059

MONEY MARKET FUND — 0.5%
	United States — 0.5%
456,983	Federated Treasury Obligations Fund,
	Institutional Shares, 0.13%(c)	456,983

	Total Money Market Fund
	(Cost $456,983)	456,983

Total Investments — 98.7%
(Cost $80,213,771)		83,538,604
Net Other Assets (Liabilities) — 1.3%.		1,054,164
NET ASSETS - 100.0%		$84,592,768

(a)	Represents non-income producing security.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC (the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Represents the current yield as of report date.

ADR	American Depositary Receipt

Continued

24

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Industry	Percentage of net assets
Aerospace & Defense	0.6%
Air Freight & Logistics	1.0%
Automobiles	4.6%
Banks	9.5%
Beverages	1.1%
Building Products	1.8%
Capital Markets	3.3%
Chemicals	1.5%
Commercial Services & Supplies	0.6%
Communications Equipment	1.0%
Construction & Engineering	1.0%
Construction Materials	1.0%
Diversified Financial Services	0.9%
Diversified Telecommunication Services	2.9%
Electric Utilities	0.4%
Equity Real Estate Investment Trusts (REITs)	2.8%
Food & Staples Retailing	2.4%
Food Products	0.8%
Gas Utilities	0.9%
Health Care Providers & Services	1.5%
Hotels, Restaurants & Leisure	0.4%
Household Durables	1.2%
Household Products	0.4%
Industrial Conglomerates	0.9%
Insurance	6.1%
Internet & Direct Marketing Retail	0.9%
IT Services	1.2%
Machinery	1.3%
Marine	0.9%
Media	2.7%
Metals & Mining	6.9%
Money Market Fund	0.5%
Multi-Utilities	1.2%
Oil, Gas & Consumable Fuels	5.1%
Personal Products	1.0%
Pharmaceuticals	9.5%
Professional Services	0.4%
Real Estate Management & Development	0.8%
Semiconductors & Semiconductor Equipment	2.1%
Software	0.9%
Specialty Retail	0.2%
Technology Hardware, Storage & Peripherals	1.9%
Textiles, Apparel & Luxury Goods	2.5%
Tobacco	3.3%
Trading Companies & Distributors	4.7%
Transportation Infrastructure	0.9%
Wireless Telecommunication Services	1.2%
98.7%

Continued

25

Sterling Capital SMID Opportunities Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.4%
	Auto Components — 3.4%
1,406	Aptiv PLC(a)	$168,313
6,007	Gentex Corp.	175,224
		343,537

	Banks — 4.4%
2,739	Popular, Inc.	223,886
2,766	SouthState Corp.	225,678
		449,564

	Capital Markets — 2.9%
1,098	Morningstar, Inc.	299,941

	Chemicals — 4.1%
3,216	FMC Corp.	423,129

	Commercial Services & Supplies — 4.9%
3,597	Waste Connections, Inc.	502,501

	Communications Equipment — 3.8%
1,859	F5, Inc.(a)	388,438

	Consumer Finance — 3.4%
19,053	SLM Corp.	349,813

	Containers & Packaging — 4.5%
5,127	Ball Corp.	461,430

	Entertainment — 1.6%
1,077	Take-Two Interactive Software, Inc.(a)	165,578

	Equity Real Estate Investment Trusts (REITs) — 3.1%
11,544	Healthcare Realty Trust, Inc.	317,229

	Health Care Equipment & Supplies — 7.6%
4,936	Hologic, Inc.(a)	379,183
1,126	Teleflex, Inc.	399,539
		778,722

	Health Care Providers & Services — 5.5%
3,558	Centene Corp.(a)	299,548
3,643	Encompass Health Corp.	259,054
		558,602

	Household Durables — 1.3%
31	NVR, Inc.(a)	138,485

	Independent Power and Renewable Electricity Producers — 4.6%
5,622	NextEra Energy Partners L.P.	468,650

	Insurance — 3.6%
2,106	Arthur J Gallagher & Co.	367,708

	IT Services — 20.4%
2,832	Akamai Technologies, Inc.(a)	338,113
5,068	Amdocs, Ltd.	416,640
4,621	Fiserv, Inc.(a)	468,569
7,572	Genpact, Ltd.	329,458

Shares		Fair Value
COMMON STOCKS — (continued)
	IT Services — (continued)
2,774	Global Payments, Inc.	$379,594
13,777	Rackspace Technology, Inc.(a)	153,751
		2,086,125

	Machinery — 4.2%
9,238	Evoqua Water Technologies Corp.(a)	434,001

	Media — 1.5%
102	Cable One, Inc.	149,353

	Oil, Gas & Consumable Fuels — 3.9%
1,601	Pioneer Natural Resources Co.	400,298

	Professional Services — 3.5%
3,439	TransUnion	355,386

	Real Estate Management & Development — 1.3%
938	FirstService Corp.	135,897

	Software — 2.2%
2,059	PTC, Inc.(a)	221,796

	Specialty Retail — 1.7%
1,782	CarMax, Inc.(a)	171,927

	Total Common Stocks
	(Cost $6,812,068)	9,968,110

MONEY MARKET FUND — 2.6%
264,421	Federated Treasury Obligations Fund,
	Institutional Shares, 0.13%(b)	264,421

	Total Money Market Fund
	(Cost $264,421)	264,421

Total Investments — 100.0%
(Cost $7,076,489)		10,232,531
Net Other Assets (Liabilities) — 0.0%		3,717
NET ASSETS — 100.0%		$10,236,248

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

26

Sterling Capital Mid Cap Relative Value Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.6%
	Auto Components — 1.9%
16,460	Magna International, Inc.	$1,058,543

	Banks — 7.5%
12,942	East West Bancorp, Inc.	1,022,677
5,660	First Republic Bank	917,486
37,451	Huntington Bancshares, Inc.	547,533
31,790	KeyCorp.	711,460
10,190	Wintrust Financial Corp.	946,957
		4,146,113

	Building Products — 3.1%
7,110	Carlisle Cos., Inc.	1,748,491

	Capital Markets — 2.7%
4,979	Ameriprise Financial, Inc.	1,495,492

	Chemicals — 2.9%
13,220	Westlake Corp.	1,631,348

	Communications Equipment — 1.3%
12,210	Ciena Corp.(a)	740,292

	Construction & Engineering — 1.8%
11,700	MasTec, Inc.(a)	1,019,070

	Containers & Packaging — 4.1%
6,840	Avery Dennison Corp.	1,189,955
19,220	Berry Global Group, Inc.(a)	1,113,991
		2,303,946

	Electronic Equipment, Instruments & Components — 6.4%
8,840	Arrow Electronics, Inc.(a)	1,048,689
8,860	CDW Corp.	1,584,966
27,880	nVent Electric PLC	969,666
		3,603,321

	Entertainment — 3.4%
10,680	Activision Blizzard, Inc.	855,575
6,630	Take-Two Interactive Software, Inc.(a)	1,019,296
		1,874,871

	Equity Real Estate Investment Trusts (REITs) — 7.7%
5,790	Digital Realty Trust, Inc.	821,022
6,700	EastGroup Properties, Inc.	1,361,976
24,450	Hudson Pacific Properties, Inc.	678,488
6,599	Mid-America Apartment Communities,
	Inc.	1,382,161
		4,243,647

	Food & Staples Retailing — 4.0%
5,810	Casey's General Stores, Inc.	1,151,368
21,320	Performance Food Group Co.(a)	1,085,401
		2,236,769

Shares		Fair Value
COMMON STOCKS — (continued)
	Food Products — 1.4%
12,710	Lamb Weston Holdings, Inc.	$761,456

	Gas Utilities — 4.5%
18,370	Southwest Gas Holdings, Inc.	1,438,187
29,520	UGI Corp.	1,069,215
		2,507,402

	Health Care Equipment & Supplies — 3.4%
2,890	Becton Dickinson & Co.	768,740
8,750	Zimmer Biomet Holdings, Inc.	1,119,125
875	Zimvie, Inc.(a)	19,985
		1,907,850

	Hotels, Restaurants & Leisure — 0.6%
8,410	Penn National Gaming, Inc.(a)	356,752

	Household Durables — 1.3%
16,610	PulteGroup, Inc.	695,959

	Insurance — 7.7%
6,980	American Financial Group, Inc.	1,016,428
18,790	First American Financial Corp.	1,217,968
10,260	Globe Life, Inc.	1,032,156
6,980	Hanover Insurance Group, Inc. (The)	1,043,649
		4,310,201

	IT Services — 2.1%
11,266	Fiserv, Inc.(a)	1,142,372

	Leisure Products — 1.6%
8,410	Polaris, Inc.	885,741

	Life Sciences Tools & Services — 7.2%
5,475	ICON PLC(a)	1,331,630
8,520	PerkinElmer, Inc.	1,486,399
1,980	Thermo Fisher Scientific, Inc.	1,169,487
		3,987,516

	Machinery — 2.3%
12,580	Oshkosh Corp.	1,266,177

	Oil, Gas & Consumable Fuels — 6.3%
43,176	Coterra Energy, Inc.	1,164,457
6,868	Diamondback Energy, Inc.	941,466
16,270	Phillips 66	1,405,565
		3,511,488

	Professional Services — 3.1%
5,780	CACI International, Inc., Class A(a)	1,741,283

	Real Estate Management & Development — 1.9%
10,400	Howard Hughes Corp. (The)(a)	1,077,544

	Semiconductors & Semiconductor Equipment — 1.6%
6,640	Skyworks Solutions, Inc.	884,979

See accompanying Notes to the Financial Statements.

27

Sterling Capital Mid Cap Relative Value Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Software — 2.5%
30,240	Dropbox, Inc., Class A(a)	$703,080
6,630	PTC, Inc.(a)	714,184
		1,417,264

	Trading Companies & Distributors — 2.3%
3,540	United Rentals, Inc.(a)	1,257,443

	Total Common Stocks
	(Cost $27,736,453)	53,813,330

MONEY MARKET FUND — 3.4%
1,875,551	Federated Treasury Obligations Fund,
	Institutional Shares, 0.13%(b)	1,875,551

	Total Money Market Fund
	(Cost $1,875,551)	1,875,551

Total Investments — 100.0%
(Cost $29,612,004)		55,688,881
Net Other Assets (Liabilities) — 0.0%		(818)
NET ASSETS — 100.0%		$55,688,063

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

28

Sterling Capital Real Estate Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.9%
	Health Care — 8.9%
108,785	Medical Properties Trust, Inc.	$2,299,715
41,725	Ventas, Inc.	2,576,936
44,905	Welltower, Inc.	4,317,167
		9,193,818

	Hotel & Resort — 3.4%
149,022	DiamondRock Hospitality Co.(a)	1,505,122
21,856	Ryman Hospitality Properties, Inc.(a)	2,027,581
		3,532,703

	Industrial — 15.7%
54,939	Duke Realty Corp.	3,189,758
12,418	EastGroup Properties, Inc.	2,524,331
40,831	First Industrial Realty Trust, Inc.	2,527,847
7,501	Innovative Industrial Properties, Inc.	1,540,706
39,316	Prologis, Inc.	6,348,748
		16,131,390

	Office — 6.1%
16,193	Alexandria Real Estate Equities, Inc.	3,258,841
32,784	Highwoods Properties, Inc.	1,499,540
55,137	Hudson Pacific Properties, Inc.	1,530,052
		6,288,433

	Real Estate Development — 1.6%
15,994	Howard Hughes Corp. (The)(a)	1,657,138

	Residential — 17.1%
34,572	American Campus Communities, Inc.	1,934,995
11,028	Essex Property Trust, Inc.	3,809,954
94,678	Invitation Homes, Inc.	3,804,162
18,876	Mid-America Apartment Communities, Inc.	3,953,578
71,828	UDR, Inc.	4,120,772
		17,623,461

	Retail — 10.9%
97,360	Brixmor Property Group, Inc.	2,512,861
163,886	Kite Realty Group Trust	3,731,684
66,562	NETSTREIT Corp.	1,493,652
90,257	Retail Opportunity Investments Corp.	1,750,083
96,373	Tanger Factory Outlet Centers, Inc.	1,656,652
		11,144,932

	Specialized — 35.2%
24,256	American Tower Corp.	6,093,592
31,791	Crown Castle International Corp.	5,868,619
56,826	CubeSmart	2,956,657
27,818	Digital Realty Trust, Inc.	3,944,592
7,994	Equinix, Inc.	5,928,510
24,787	Life Storage, Inc.	3,480,838
44,607	MGM Growth Properties, LLC, Class A	1,726,291
32,913	PotlatchDeltic Corp.	1,735,503

Shares		Fair Value
COMMON STOCKS — (continued)
	Specialized — (continued)
12,868	SBA Communications Corp.	$4,427,879
		36,162,481
	Total Common Stocks
	(Cost $49,002,826)	101,734,356

MONEY MARKET FUND — 1.0%
1,036,156	Federated Treasury Obligations Fund,
	Institutional Shares, 0.13%(b)	1,036,156

	Total Money Market Fund
	(Cost $1,036,156)	1,036,156

Total Investments — 99.9%
(Cost $50,038,982)		102,770,512
Net Other Assets (Liabilities) — 0.1%		131,597
NET ASSETS — 100.0%		$102,902,109

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

29

Sterling Capital Small Cap Value Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.0%
	Aerospace & Defense — 2.4%
126,950	Moog, Inc., Class A	$11,146,210

	Auto Components — 1.2%
61,170	Dorman Products, Inc.(a)	5,812,985

	Banks — 17.2%
165,120	Community Bank System, Inc.	11,583,168
204,060	Glacier Bancorp, Inc.	10,260,137
266,467	Old National Bancorp	4,364,729
42,930	Signature Bank	12,599,526
16,865	SVB Financial Group(a)	9,435,124
276,611	Umpqua Holdings Corp.	5,216,883
117,945	United Bankshares, Inc.	4,113,922
175,280	Webster Financial Corp.	9,836,714
141,530	Wintrust Financial Corp.	13,152,383
		80,562,586

	Capital Markets — 1.6%
53,890	Affiliated Managers Group, Inc.	7,595,795

	Chemicals — 3.3%
318,782	Avient Corp.	15,301,536

	Construction & Engineering — 3.4%
181,320	MasTec, Inc.(a)	15,792,972

	Consumer Finance — 0.8%
125,000	PROG Holdings, Inc.(a)	3,596,250

	Electric Utilities — 2.4%
205,695	Portland General Electric Co.	11,344,079

	Electrical Equipment — 2.5%
154,875	EnerSys.	11,549,029

	Electronic Equipment, Instruments & Components — 3.4%
167,788	Belden, Inc.	9,295,455
116,400	ePlus, Inc.(a)	6,525,384
		15,820,839

	Entertainment — 1.7%
52,255	Take-Two Interactive Software, Inc.(a)	8,033,684

	Equity Real Estate Investment Trusts (REITs) — 9.6%
136,910	American Campus Communities, Inc.	7,662,853
269,253	First Industrial Realty Trust, Inc.	16,669,453
198,614	Highwoods Properties, Inc.	9,084,604
371,840	Medical Properties Trust, Inc.	7,860,697
51,148	SL Green Realty Corp.	4,152,195
		45,429,802

	Food & Staples Retailing — 7.4%
205,775	BJ's Wholesale Club Holdings, Inc.(a)	13,912,448
68,605	Casey's General Stores, Inc.	13,595,453
139,420	Performance Food Group Co.(a)	7,097,872
		34,605,773

Shares		Fair Value
COMMON STOCKS — (continued)
	Gas Utilities — 2.3%
135,970	Southwest Gas Holdings, Inc.	$10,645,091

	Household Durables — 2.2%
170,500	Ethan Allen Interiors, Inc.	4,444,935
76,655	Meritage Homes Corp.(a)	6,073,376
		10,518,311

	Insurance — 6.7%
101,750	Hanover Insurance Group, Inc. (The)	15,213,660
180,770	Selective Insurance Group, Inc.	16,153,607
		31,367,267

	Life Sciences Tools & Services — 3.2%
37,218	West Pharmaceutical Services, Inc.	15,285,805

	Machinery — 6.5%
154,665	Crane Co.	16,747,126
139,170	Oshkosh Corp.	14,007,461
		30,754,587

	Oil, Gas & Consumable Fuels — 4.5%
72,570	Callon Petroleum Co.(a)	4,287,436
81,370	Matador Resources Co.	4,310,982
163,830	Northern Oil & Gas, Inc.	4,618,368
27,460	Oasis Petroleum, Inc.	4,017,398
49,620	Whiting Petroleum Corp.	4,044,526
		21,278,710

	Professional Services — 3.4%
53,595	CACI International, Inc., Class A(a)	16,146,030

	Semiconductors & Semiconductor Equipment — 5.9%
289,382	ON Semiconductor Corp.(a)	18,118,207
78,304	Qorvo, Inc.(a)	9,717,526
		27,835,733

	Software — 2.1%
89,912	PTC, Inc.(a)	9,685,321

	Specialty Retail — 0.8%
89,610	TravelCenters of America, Inc.(a)	3,849,646

	Trading Companies & Distributors — 3.5%
10,000	Herc Holdings, Inc.	1,670,900
41,016	United Rentals, Inc.(a)	14,569,293
		16,240,193
	Total Common Stocks
	(Cost $152,018,821)	460,198,234

See accompanying Notes to the Financial Statements

30

Sterling Capital Small Cap Value Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 2.0%
9,327,569	Federated Treasury Obligations Fund,
	Institutional Shares, 0.13%(b)	$9,327,569

	Total Money Market Fund
	(Cost $9,327,569)	9,327,569

Total Investments — 100.0%
(Cost $161,346,390)		469,525,803
Net Other Assets (Liabilities) — 0.0%		(39,071)
NET ASSETS — 100.0%		$469,486,732

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

31

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 15.2%
$350,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.320%, 7/18/25	$350,729
250,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A3, 0.340%, 12/18/26	243,500
219,561	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class A2, 0.410%, 2/18/25	217,976
6,275	ARI Fleet Lease Trust, Series 2018-B, Class A2, 3.220%, 8/16/27(a)	6,276
235,000	ARI Fleet Lease Trust, Series 2018-B, Class A3, 3.430%, 8/16/27(a)	233,902
210,000	ARI Fleet Lease Trust, Series 2019-A, Class A2A, 2.410%, 11/15/27(a)	210,008
525,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2018-1A, Class A, 3.700%, 9/20/24(a)	533,092
9,674	CarMax Auto Owner Trust, Series 2018-4, Class A3, 3.360%, 9/15/23	9,709
93,507	Chesapeake Funding II, LLC, Series 2018-3A, Class A1, 3.390%, 1/15/31(a)	93,705
225,278	Chesapeake Funding II, LLC, Series 2019-1A, Class A1, 2.940%, 4/15/31(a)	225,430
273,312	Chesapeake Funding II, LLC, Series 2020-1A, Class A1, 0.870%, 8/15/32(a)	271,137
3,241	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.886%, 6/25/37	3,238
350,000	Fifth Third Auto Trust, Series 2019-1, Class A4, 2.690%, 11/16/26	351,945
350,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2020-1, Class A4, 1.850%, 2/16/26(a)	345,906
330,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2021-1, Class A3, 0.340%, 8/15/24(a)	321,921
24,504	Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.930%, 7/15/24	24,551
32,120	OneMain Financial Issuance Trust, Series 2016-3A, Class A, 3.830%, 6/18/31(a)	32,142
50,685	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/29(a)	50,694
224,000	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/33(a)	224,074
300,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/32(a)	302,320
194,942	Santander Consumer Auto Receivables Trust 2020-B, Series 2020-BA, Class A3, 0.460%, 8/15/24(a)	194,311
77,833	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/24	77,804
149,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.750%, 2/17/26	146,128

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$375,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class B, 0.600%, 12/15/25	$368,648
6,512	SoFi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.307%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	6,513
43,204	Wheels SPV 2, LLC, Series 2019-1A, Class A2, 2.300%, 5/22/28(a)	43,232
300,000	Wheels SPV 2, LLC, Series 2019-1A, Class A3, 2.350%, 5/22/28(a)	300,632
320,000	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/26	309,696
220,428	World Omni Select Auto Trust, Series 2021-A, Class A2, 0.290%, 2/18/25	218,942
	Total Asset Backed Securities (Cost $5,810,138)	5,718,161

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
33,107	Freddie Mac, Series 4172, Class PB, 1.500%, 7/15/40	33,159
297,477	JP Morgan Mortgage Trust, Series 2017-5, Class A1B, 3.050%, 10/26/48(a)(c)	297,069
	Total Collateralized Mortgage Obligations (Cost $334,794)	330,228

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.9%
174,000	BX 2021-LBA3 Mortgage Trust, Series 2021-PAC, Class B, 1.296%, (LIBOR USD 1-Month plus 0.90%), 10/15/36(a)(b)	168,335
166,000	BX Commercial Mortgage Trust, Series 2021-21M, Class C, 1.574%, (LIBOR USD 1-Month plus 1.18%), 10/15/36(a)(b)	159,430
172,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 1.897%, (LIBOR USD 1-Month plus 1.50%), 11/15/38(a)(b)	169,324
202,000	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 1.668%, (LIBOR USD 1-Month plus 1.27%), 12/15/38(a)(b)	198,196
141,515	BX Commercial Mortgage Trust, Series 2021-XL2, Class C, 1.594%, (LIBOR USD 1-Month plus 1.20%), 10/15/38(a)(b)	138,139
218,000	BX Commercial Mortgage Trust, Series 2022-LP2, Class B, 1.617%, (CME Term SOFR 1-Month 1.31%), 2/15/39(a)(b)	213,499

See accompanying Notes to the Financial Statements.

32

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$173,000	BX Trust, Series 2021-RISE, Class C, 1.847%, (LIBOR USD 1-Month plus 1.45%), 11/15/36(a)(b)	$168,448
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4, 4.371%, 9/10/46(c)	305,064
25,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4, 4.131%, 11/10/46	25,381
348,575	COMM 2012-CCRE2 Mortgage Trust, Series 2012-CR2, Class A4, 3.147%, 8/15/45	348,006
128,244	COMM 2012-CCRE3 Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	128,177
270,000	COMM 2013-CCRE10 Mortgage Trust, Series 2013-CR10, Class A4, 4.210%, 8/10/46(c)	273,827
195,000	COMM 2013-CCRE12 Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	197,227
350,000	COMM 2013-CCRE13 Mortgage Trust, Series 2013-CR13, Class A4, 4.194%, 11/10/46(c)	355,589
371,000	COMM 2013-CCRE6 Mortgage Trust, Series 2013-CR6, Class A4, 3.101%, 3/10/46	371,568
350,000	COMM 2013-CCRE8 Mortgage Trust, Series 2013-CR8, Class A5, 3.612%, 6/10/46(c)	352,269
35,138	COMM 2015-CCRE23 Mortgage Trust, Series 2015-CR23, Class A2, 2.852%, 5/10/48	35,118
155,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 1.717%, (LIBOR USD 1-Month plus 1.32%), 11/15/38(a)(b)	151,699
350,000	GS Mortgage Securities Trust, Series 2013- GC16, Class A4, 4.271%, 11/10/46	354,543
367,000	GS Mortgage Securities Trust 2013-GCJ12, Series 2013-GC12, Class A4, 3.135%, 6/10/46	368,533
125,000	GS Mortgage Securities Trust 2013-GCJ14, Series 2013-GC14, Class A5, 4.243%, 8/10/46	126,892
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	303,060
168,000	Med Trust, Series 2021-MDLN, Class C, 2.197%, (LIBOR USD 1-Month plus 1.80%), 11/15/38(a)(b)	164,675
188,000	OPG Trust, Series 2021-PORT, Class C, 1.229%, (LIBOR USD 1-Month plus 0.83%), 10/15/36(a)(b)	178,086

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$145,653	SMR Mortgage Trust, Series 2022-IND, Class A, 1.951%, (CME Term SOFR 1-Month 1.65%), 2/15/39(a)(b)	$144,217
197,808	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.091%, 8/10/49	198,092
300,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.850%, 12/10/45	300,685
546,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.875%, 12/15/45	545,821
129,640	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2, 3.431%, 6/15/45	129,487
25,000	WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4, 3.001%, 5/15/45	25,032
95,495	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/47	95,217
	Total Commercial Mortgage-Backed Securities (Cost $6,927,490)	6,693,636

CORPORATE BONDS — 59.7%
	Aerospace & Defense — 0.9%
350,000	Boeing Co. (The), 4.508%, 5/1/23	356,068

	Automobiles — 3.0%
425,000	Ford Motor Credit Co., LLC, 2.979%, 8/3/22	425,000
250,000	General Motors Financial Co., Inc., 0.741%, (SOFR plus 0.62%), 10/15/24(b)	246,025
455,000	Hyundai Capital America, 3.000%, 6/20/22(a)	455,984
		1,127,009

	Banks — 10.6%
350,000	Bank of America Corp., MTN, 0.882%, (SOFR plus 0.73%), 10/24/24(b)	350,165
350,000	Bank of Nova Scotia (The), 0.569%, (SOFR plus 0.28%), 6/23/23(b)	348,530
250,000	BPCE SA, 1.700%, (LIBOR USD 3-Month plus 1.22%), 5/22/22(a)(b)	250,232
300,000	Credit Suisse Group Funding Guernsey, Ltd., 3.800%, 9/15/22	303,092
200,000	Federation des Caisses Desjardins du Quebec, 0.653%, (SOFR plus 0.43%), 5/21/24(a)(b)	198,716
525,000	Goldman Sachs Group, Inc. (The), 1.214%, (LIBOR USD 3-Month plus 0.75%), 2/23/23(b)	525,966

Continued

33

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$365,000	JPMorgan Chase & Co., 2.776%, (LIBOR USD 3-Month plus 0.94%), 4/25/23(d)	$365,093
350,000	KeyBank N.A., BKNT, 0.610%, (SOFR plus 0.32%), 6/14/24(b)	347,459
325,000	Lloyds Banking Group PLC, 1.326%, (1-Year Treasury Constant Maturity plus 1.10%), 6/15/23(c)	324,214
150,000	Macquarie Group, Ltd., 0.828%, (SOFR plus 0.71%), 10/14/25(a)(b)	148,927
250,000	NatWest Markets PLC, 1.951%, (SOFR plus 1.66%), 9/29/22(a)(b)	250,811
250,000	NatWest Markets PLC, 3.625%, 9/29/22(a)	252,006
300,000	Santander UK PLC, 2.100%, 1/13/23	300,044
		3,965,255

	Beverages — 0.7%
250,000	Constellation Brands, Inc., 3.200%, 2/15/23	252,467

	Chemicals — 1.9%
350,000	International Flavors & Fragrances, Inc., 0.697%, 9/15/22(a)	348,323
80,000	Westlake Corp., 0.875%, 8/15/24	76,784
275,000	Westlake Corp., 3.600%, 7/15/22	275,452
		700,559

	Construction Materials — 1.4%
183,000	Koppers, Inc., 6.000%, 2/15/25(a)	179,340
350,000	Martin Marietta Materials, Inc., 0.650%, 7/15/23	341,850
		521,190

	Diversified Financial Services — 4.8%
200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/23/23	200,597
350,000	Ares Capital Corp., 3.500%, 2/10/23	351,883
300,000	Capital One Financial Corp., 1.019%, (LIBOR USD 3-Month plus 0.72%), 1/30/23(b)	300,181
83,000	Discover Financial Services, 5.200%, 4/27/22	83,202
375,000	FS KKR Capital Corp., 4.750%, 5/15/22	375,239
175,000	OneMain Finance Corp., 6.125%, 3/15/24	179,375
300,000	Park Aerospace Holdings, Ltd., 5.250%, 8/15/22(a)	301,933
		1,792,410

	Electric Utilities — 7.1%
347,000	Ameren Illinois Co., 2.700%, 9/1/22	347,686
115,000	American Electric Power Co., Inc., 2.031%, 3/15/24	113,090
260,000	Consumers Energy Co., 0.350%, 6/1/23	253,470
250,000	Dominion Energy, Inc., Series B, 2.750%, 9/15/22	250,544
437,000	DTE Energy Co., 2.250%, 11/1/22	437,589
300,000	Entergy Louisiana, LLC, 0.950%, 10/1/24	286,147

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Electric Utilities — (continued)
$200,000	Exelon Corp., 3.497%, 6/1/22	$200,239
120,000	Florida Power & Light Co., 0.437%, (SOFRINDX plus 0.25%), 5/10/23(b)	119,692
319,000	Indiana Michigan Power Co., Series J, 3.200%, 3/15/23	321,439
200,000	Public Service Electric & Gas Co., MTN, 3.250%, 9/1/23	201,697
137,000	WESCO Distribution, Inc., 7.125%, 6/15/25(a)	142,309
		2,673,902

	Electrical Equipment — 1.4%
130,000	Carlisle Cos., Inc., 0.550%, 9/1/23	126,001
400,000	General Electric Co., 2.700%, 10/9/22	401,808
		527,809

	Energy Equipment & Services — 5.8%
300,000	Enbridge, Inc., 2.150%, 2/16/24	296,325
300,000	Energy Transfer L.P./Regency Energy Finance Corp., 5.000%, 10/1/22	302,425
95,000	Genesis Energy L.P./Genesis Energy Finance Corp., 5.625%, 6/15/24	94,408
300,000	Kinder Morgan, Inc., 3.150%, 1/15/23	301,595
225,000	Midwest Connector Capital Co., LLC, 3.625%, 4/1/22(a)	225,000
300,000	MPLX L.P., 3.375%, 3/15/23	302,261
250,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	252,242
400,000	Williams Cos., Inc. (The), 3.700%, 1/15/23	402,562
		2,176,818

	Entertainment — 1.1%
400,000	Magallanes, Inc., 3.528%, 3/15/24(a)	399,924

	Equity Real Estate Investment Trusts (REITS) — 3.1%
140,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	141,142
205,000	Public Storage, 0.611%, (SOFR plus 0.47%), 4/23/24(b)	204,953
225,000	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/8/24(a)	227,273
400,000	Simon Property Group L.P., 0.535%, (SOFR plus 0.43%), 1/11/24(b)	399,629
179,000	Starwood Property Trust, Inc., 5.500%, 11/1/23(a)	182,052
		1,155,049

	Health Care Equipment & Services — 1.5%
250,000	HCA, Inc., 4.750%, 5/1/23	256,343
300,000	Humana, Inc., 0.650%, 8/3/23	292,823
		549,166

	Health Care Providers & Services — 1.7%
250,000	AbbVie, Inc., 2.300%, 11/21/22	250,843
400,000	Viatris, Inc., 1.125%, 6/22/22	399,975
		650,818

Continued

34

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — 3.9%
$325,000	Alleghany Corp., 4.950%, 6/27/22	$327,852
350,000	Athene Global Funding, 3.000%, 7/1/22(a)	351,335
100,000	Brighthouse Financial Global Funding, 0.600%, 6/28/23(a)	97,631
75,000	Brighthouse Financial Global Funding, 0.869%, (SOFR plus 0.76%), 4/12/24(a)(b)	75,164
290,000	Fidelity National Financial, Inc., 5.500%, 9/1/22	294,150
325,000	Reliance Standard Life Global Funding II, 2.625%, 7/22/22(a)	326,153
		1,472,285

	Media — 0.8%
300,000	Charter Communications Operating, LLC/ Charter Communications Operating Capital, 4.464%, 7/23/22	301,100

	Metals & Mining — 1.8%
175,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	176,925
200,000	Nucor Corp., 4.125%, 9/15/22	201,087
300,000	Southern Copper Corp., 3.500%, 11/8/22	301,959
		679,971

	Oil, Gas & Consumable Fuels — 3.5%
250,000	CenterPoint Energy Resources Corp., 0.700%, 3/2/23	246,348
350,000	HollyFrontier Corp., 2.625%, 10/1/23	346,617
325,000	Pioneer Natural Resources Co., 3.950%, 7/15/22	325,620
145,000	Range Resources Corp., 5.000%, 3/15/23	146,015
250,000	Southern California Gas Co., 1.153%, (LIBOR USD 3-Month plus 0.35%), 9/14/23(b)	249,514
		1,314,114

	Semiconductors & Semiconductor Equipment — 0.7%
250,000	Microchip Technology, Inc., 4.333%, 6/1/23	254,027

	Software — 0.9%
61,000	Dell International, LLC/EMC Corp., 5.450%, 6/15/23	62,863
275,000	VMware, Inc., 0.600%, 8/15/23	267,392
		330,255

	Specialty Retail — 1.2%
300,000	7-Eleven, Inc., 0.625%, 2/10/23(a)	295,343
161,000	Nordstrom, Inc., 2.300%, 4/8/24	158,733
		454,076

	Telecommunication Services — 1.5%
250,000	AT&T, Inc., 0.929%, (SOFRINDX plus 0.64%), 3/25/24(b)	249,999

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Telecommunication Services — (continued)
$300,000	Verizon Communications, Inc., 1.606%, (LIBOR USD 3-Month plus 1.10%), 5/15/25(b)	$304,937
		554,936

	Tobacco — 0.4%
150,000	BAT Capital Corp., 1.386%, (LIBOR USD 3-Month plus 0.88%), 8/15/22(b)	150,166
	Total Corporate Bonds (Cost $22,576,744)	22,359,374

MUNICIPAL BONDS — 1.4%
	Illinois — 0.7%
275,000	Chicago O'Hare International Airport, IL, Refunding, Taxable Revenue Bonds, Series D, 0.959%, 1/1/23	272,558

	Pennsylvania — 0.7%
250,000	Allegheny County, PA, Advance Refunding, Taxable Revenue Bonds, G.O., Series C79, 0.573%, 11/1/22	248,955
	Total Municipal Bonds
	(Cost $525,000)	521,513

Shares
MONEY MARKET FUND — 3.6%
1,333,162	Federated Treasury Obligations Fund, Institutional Shares, 0.13%(e)	1,333,162

	Total Money Market Fund
	(Cost $1,333,162)	1,333,162

Total Investments — 98.7%		36,956,074
(Cost $37,507,328)
Net Other Assets (Liabilities) — 1.3%		487,685
NET ASSETS — 100.0%		$37,443,759

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2022. The maturity date reflected is the final maturity date.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2022. The maturity date reflected is the final maturity date.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.

Continued

35

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

(e)	Represents the current yield as of report date.

BKNT	Bank Note
G.O.	General Obligation
MTN	Medium Term Note
STEP	Step Coupon Bond

Continued

36

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 11.2%
$25,655	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.600%, 9/18/23	$25,674
1,290,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.740%, 10/18/24	1,300,295
459,965	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.130%, 2/18/25	461,406
360,566	ARI Fleet Lease Trust, Series 2019-A, Class A2A, 2.410%, 11/15/27(a)	360,579
1,387,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(a)	1,392,164
815,000	Carvana Auto Receivables Trust, Series 2021-P2, Class A3, 0.490%, 3/10/26	791,040
212,516	Chesapeake Funding II, LLC, Series 2018- 3A, Class A1, 3.390%, 1/15/31(a)	212,966
170,021	Chesapeake Funding II, LLC, Series 2019- 1A, Class A1, 2.940%, 4/15/31(a)	170,136
486,495	Chesapeake Funding II, LLC, Series 2020- 1A, Class A1, 0.870%, 8/15/32(a)	482,623
1,066,916	Chesapeake Funding II, LLC, Series 2021- 1A, Class A1, 0.470%, 4/15/33(a)	1,038,211
2,544	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.886%, 6/25/37	2,542
386,253	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M3, 1.107%, (LIBOR USD 1-Month plus 0.98%), 5/25/35(b)	385,545
1,500,000	Enterprise Fleet Funding, LLC, Series 2021-1, Class A3, 0.700%, 12/21/26(a)	1,412,607
1,490,000	Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.210%, 12/26/25(a)	1,411,801
184,730	OneMain Financial Issuance Trust, Series 2016-3A, Class A, 3.830%, 6/18/31(a)	184,860
292,848	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/29(a)	292,900
1,000,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/32(a)	1,007,733
1,500,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.750%, 2/17/26	1,471,090
85,971	Sofi Professional Loan Program, LLC, Series 2016-B, Class A1, 1.657%, (LIBOR USD 1-Month plus 1.20%), 6/25/33(a)(b)	86,063
10,343	SoFi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.307%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	10,344
1,290,000	World Omni Select Auto Trust, Series 2021-A, Class A3, 0.530%, 3/15/27	1,252,639
	Total Asset Backed Securities (Cost $14,060,649)	13,753,218

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
$41,092	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	$40,910
43,176	Banc of America Funding Trust, Series 2004-C, Class 4A3, 1.349%, (LIBOR USD 1-Month plus 0.90%), 12/20/34(b)	43,252
896,555	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.500%, 7/25/49(a)(c)	894,551
138,651	Fannie Mae, Series 2012-152, Class PC, 1.750%, 8/25/42	138,098
709,189	Fannie Mae, Series 2013-35, Class CB, 2.000%, 2/25/43	694,924
59,439	Fannie Mae, Series 2013-72, Class NA, 2.500%, 8/25/42	59,250
835,475	Fannie Mae, Series 2015-71, Class PD, 2.500%, 3/25/43	829,852
355,822	Fannie Mae, Series 2016-100, Class DA, 3.000%, 2/25/43	352,606
703,729	Freddie Mac, Series 4828, Class QA, 3.500%, 3/15/47	702,219
1,471,985	JP Morgan Mortgage Trust, Series 2017-5, Class A1B, 3.050%, 10/26/48(a)(c)	1,469,965
	Total Collateralized Mortgage Obligations (Cost $5,312,265)	5,225,627

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.9%
862,000	BX 2021-LBA3 Mortgage Trust, Series 2021-PAC, Class B, 1.296%, (LIBOR USD 1-Month plus 0.90%), 10/15/36(a) (b)	833,937
846,000	BX Commercial Mortgage Trust, Series 2021-21M, Class C, 1.574%, (LIBOR USD 1-Month plus 1.18%), 10/15/36(a) (b)	812,518
869,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 1.897%, (LIBOR USD 1-Month plus 1.50%), 11/15/38(a) (b)	855,482
953,000	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 1.668%, (LIBOR USD 1-Month plus 1.27%), 12/15/38(a) (b)	935,052
703,670	BX Commercial Mortgage Trust, Series 2021-XL2, Class C, 1.594%, (LIBOR USD 1-Month plus 1.20%), 10/15/38(a) (b)	686,884
661,000	BX Commercial Mortgage Trust, Series 2022-LP2, Class B, 1.617%, (CME Term SOFR 1-Month 1.31%), 2/15/39(a)(b)	647,351
208,000	BX Trust, Series 2021-ARIA, Class A, 1.296%, (LIBOR USD 1-Month plus 0.90%), 10/15/36(a)(b)	203,951

See accompanying Notes to the Financial Statements.

37

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$862,000	BX Trust, Series 2021-RISE, Class C, 1.847%, (LIBOR USD 1-Month plus 1.45%), 11/15/36(a)(b)	$839,317
1,527,822	COMM 2012-CCRE2 Mortgage Trust, Series 2012-CR2, Class A4, 3.147%, 8/15/45	1,525,327
454,000	COMM 2013-CCRE11 Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 8/10/50	461,933
789,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 1.717%, (LIBOR USD 1-Month plus 1.32%), 11/15/38(a) (b)	772,199
54,845	GS Mortgage Securities Trust, Series 2010- C1, Class B, 5.148%, 8/10/43(a)	54,449
336,434	GS Mortgage Securities Trust, Series 2014- GC24, Class AAB, 3.650%, 9/10/47	340,317
1,800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	1,818,360
859,000	Med Trust, Series 2021-MDLN, Class C, 2.197%, (LIBOR USD 1-Month plus 1.80%), 11/15/38(a)(b)	841,999
936,000	OPG Trust, Series 2021-PORT, Class C, 1.229%, (LIBOR USD 1-Month plus 0.83%), 10/15/36(a)(b)	886,640
440,818	SMR Mortgage Trust, Series 2022-IND, Class A, 1.951%, (CME Term SOFR 1-Month 1.65%), 2/15/39(a)(b)	436,472
925,714	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.091%, 8/10/49	927,047
688,712	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2, 3.431%, 6/15/45	687,897
	Total Commercial Mortgage-Backed Securities (Cost $15,009,199)	14,567,132

CORPORATE BONDS — 64.9%
	Automobiles — 4.0%
965,000	BMW U.S. Capital, LLC, 3.150%, 4/18/24(a)	970,651
1,022,000	Daimler Finance North America, LLC, 0.750%, 3/1/24(a)	981,353
1,250,000	Daimler Trucks Finance North America, LLC, 3.500%, 4/7/25(a)	1,248,625
915,000	Ford Motor Credit Co., LLC, 2.300%, 2/10/25	868,534
900,000	Hyundai Capital America, 0.800%, 1/8/24(a)	859,511
		4,928,674

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — 15.6%
$1,500,000	Bank of America Corp., MTN, 0.981%, (SOFR plus 0.91%), 9/25/25(d)	$1,421,290
1,000,000	Bank of Nova Scotia (The), 1.450%, 1/10/25	960,998
900,000	BNP Paribas SA, 4.705%, (LIBOR USD 3-Month plus 2.24%), 1/10/25(a)(d)	919,493
1,000,000	Citigroup, Inc., 3.352%, (LIBOR USD
	3-Month plus 0.90%), 4/24/25(d)	1,003,168
855,000	Credit Suisse AG, MTN, 3.625%, 9/9/24	865,570
1,000,000	Danske Bank A/S, 0.976%, (1-Year Treasury Constant Maturity plus 0.55%), 9/10/25(a)(c)	937,982
1,578,000	Goldman Sachs Group, Inc. (The), 4.000%, 3/3/24	1,611,364
625,000	HSBC Holdings PLC, 2.999%, (SOFR plus 1.43%), 3/10/26(d)	613,453
491,000	JP Morgan Chase & Co., Series I, 3.769%, (LIBOR USD 3-Month plus 3.47%)(c)(e)	491,000
1,700,000	JPMorgan Chase & Co., 3.559%, (LIBOR USD 3-Month plus 0.73%), 4/23/24(d)	1,716,462
1,000,000	Lloyds Banking Group PLC, 2.907%, (LIBOR USD 3-Month plus 0.81%), 11/7/23(d)	1,001,627
1,017,000	Mitsubishi UFJ Financial Group, Inc., 0.848%, (1-Year Treasury Constant Maturity plus 0.68%), 9/15/24(c)	986,168
1,045,000	Morgan Stanley, MTN, 1.164%, (SOFR plus 0.56%), 10/21/25(d)	993,623
850,000	NatWest Markets PLC, 1.049%, (SOFR plus 0.76%), 9/29/26(a)(b)	828,383
842,000	PNC Financial Services Group, Inc. (The), Series O, 3.995%, (LIBOR USD 3-Month plus 3.68%)(c)(e)	837,775
1,023,000	Standard Chartered PLC, 0.991%, (1-Year Treasury Constant Maturity plus 0.78%), 1/12/25(a)(c)	977,255
1,000,000	Sumitomo Mitsui Trust Bank, Ltd., 0.850%, 3/25/24(a)	958,885
1,000,000	Swedbank AB, 3.356%, 4/4/25(a)	1,003,082
1,004,000	Wells Fargo & Co., MTN, 1.654%, (SOFR plus 1.60%), 6/2/24(d)	992,382
		19,119,960

	Chemicals — 1.8%
849,000	NOVA Chemicals Corp., 4.875%, 6/1/24(a)	861,735
836,000	Tronox, Inc., 6.500%, 5/1/25(a)	864,988
500,000	Westlake Corp., 0.875%, 8/15/24	479,899
		2,206,622

	Commercial Services & Supplies — 0.6%
707,000	GFL Environmental, Inc., 4.250%, 6/1/25(a)	699,930

	Construction Materials — 1.0%
654,000	Koppers, Inc., 6.000%, 2/15/25(a)	640,920

Continued

38

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Construction Materials — (continued)
$575,000	Martin Marietta Materials, Inc., 4.250%, 7/2/24	$588,745
		1,229,665
	Diversified Financial Services — 9.4%
976,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/24	959,225
1,010,000	Air Lease Corp., MTN, 0.700%, 2/15/24	965,525
975,000	Ally Financial, Inc., 5.750%, 11/20/25.	1,026,598
1,250,000	American Express Co., 2.250%, 3/4/25	1,229,184
1,000,000	Blackstone Private Credit Fund, 1.750%, 9/15/24(a)	940,323
875,000	Capital One Financial Corp., 3.750%, 4/24/24	888,393
880,000	Element Fleet Management Corp., 1.600%, 4/6/24(a)	849,303
953,000	ERAC USA Finance, LLC, 3.850%, 11/15/24(a)	969,842
1,031,000	FS KKR Capital Corp., 1.650%, 10/12/24	972,621
833,000	OneMain Finance Corp., 6.125%, 3/15/24	853,825
941,000	Owl Rock Capital Corp., 5.250%, 4/15/24	962,436
900,000	Park Aerospace Holdings, Ltd., 5.500%, 2/15/24(a)	921,731
		11,539,006

	Diversified Telecommunication Services — 1.4%
943,000	AT&T, Inc., 4.450%, 4/1/24	971,110
734,250	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(a)	750,111
		1,721,221

	Electric Utilities — 5.1%
285,000	American Electric Power Co., Inc., 2.031%, 3/15/24	280,266
955,000	CMS Energy Corp., 3.875%, 3/1/24.	967,947
988,000	Dominion Energy, Inc., 2.450%, 1/15/23(a)	988,422
900,000	Duke Energy Progress, LLC, 3.250%, 8/15/25	906,323
760,000	Entergy Louisiana, LLC, 0.620%, 11/17/23	737,896
900,000	Sempra Energy, 3.300%, 4/1/25	901,117
600,000	Southern Co. (The), Series 21-A, 0.600%, 2/26/24	577,136
821,000	WESCO Distribution, Inc., 7.125%, 6/15/25(a)	852,814
		6,211,921

	Energy Equipment & Services — 3.5%
850,000	Cheniere Corpus Christi Holdings, LLC, 7.000%, 6/30/24	904,999
900,000	Energy Transfer L.P., 4.250%, 3/15/23	909,843
313,000	Genesis Energy L.P./Genesis Energy Finance Corp., 5.625%, 6/15/24	311,050
968,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.600%, 11/1/24	971,874

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy Equipment & Services — (continued)
$1,155,000	Williams Cos., Inc. (The), 4.500%, 11/15/23	$1,179,613
		4,277,379

	Entertainment — 1.6%
1,000,000	Magallanes, Inc., 3.638%, 3/15/25(a)	1,006,238
1,000,000	Mattel, Inc., 3.375%, 4/1/26(a)	979,085
		1,985,323

	Equity Real Estate Investment Trusts (REITS) — 4.0%
790,000	American Tower Corp., 5.000%, 2/15/24	817,855
700,000	Crown Castle International Corp., 3.150%, 7/15/23	705,043
1,000,000	Kimco Realty Corp., 2.700%, 3/1/24	992,425
730,000	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 5.250%, 10/1/25(a)	727,263
1,000,000	Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	1,019,703
622,000	Starwood Property Trust, Inc., 3.750%, 12/31/24(a)	606,487
		4,868,776

	Health Care Providers & Services — 0.3%
389,000	Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/23	390,267

	Hotels, Restaurants & Leisure — 0.7%
830,000	Prime Security Services Borrower, LLC/ Prime Finance, Inc., 5.250%, 4/15/24(a)	848,675

	Household Products — 0.8%
1,000,000	GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/25(a)	998,224

	Insurance — 5.0%
1,000,000	Athene Global Funding, 1.716%, 1/7/25(a)	953,969
460,000	CNO Global Funding, 1.650%, 1/6/25(a)	438,465
1,100,000	F&G Global Funding, 0.900%, 9/20/24(a)	1,037,889
1,030,000	GA Global Funding Trust, 0.800%, 9/13/24(a)	965,504
625,000	Jackson National Life Global Funding, 3.875%, 6/11/25(a)	635,922
1,150,000	John Hancock Life Insurance Co., 7.375%, 2/15/24(a)	1,236,046
915,000	Security Benefit Global Funding, 1.250%, 5/17/24(a)	875,072
		6,142,867

	Media — 1.7%
1,104,000	Charter Communications Operating, LLC/ Charter Communications Operating Capital, 4.464%, 7/23/22	1,108,049

Continued

39

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Media — (continued)
$957,000	Discovery Communications, LLC, 3.800%, 3/13/24	$964,471
		2,072,520

	Metals & Mining — 0.5%
650,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	657,150

	Oil, Gas & Consumable Fuels — 2.8%
445,000	ConocoPhillips Co., 2.125%, 3/8/24	441,228
1,300,000	Devon Energy Corp., 5.250%, 9/15/24	1,359,619
988,000	HollyFrontier Corp., 2.625%, 10/1/23	978,451
660,000	Range Resources Corp., 5.000%, 3/15/23	664,620
		3,443,918

	Road & Rail — 0.7%
825,000	Ryder System, Inc., MTN, 3.650%, 3/18/24	834,335

	Semiconductors & Semiconductor Equipment — 1.7%
825,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	835,147
1,253,000	Microchip Technology, Inc., 4.250%, 9/1/25	1,269,084
		2,104,231

	Software — 0.2%
264,000	Dell International, LLC/EMC Corp., 5.450%, 6/15/23	272,062

	Specialty Retail — 1.5%
940,000	7-Eleven, Inc., 0.800%, 2/10/24(a)	903,623
920,000	Nordstrom, Inc., 2.300%, 4/8/24	907,046
		1,810,669

	Tobacco — 1.0%
1,200,000	BAT Capital Corp., 3.222%, 8/15/24	1,200,583
	Total Corporate Bonds (Cost $82,094,650)	79,563,978

MUNICIPAL BONDS — 4.2%
	California — 1.0%
650,000	Beverly Hills Public Financing Authority, CA, Advance Refunding, Taxable Revenue Bonds, Series B, 0.730%, 6/1/24	624,390
590,000	Port of Oakland, CA, Port, Airport & Marina Revenue, Advance Refunding Revenue Bonds, Series R, 1.081%, 5/1/24	569,562
		1,193,952
	Hawaii — 0.2%
240,000	State of Hawaii, HI, Public Improvements, Cash Flow Management G.O., 0.802%, 10/1/24	229,457

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Illinois — 0.6%
$815,000	Chicago O'Hare International Airport, IL, Refunding, Taxable Revenue Bonds, Series D, 1.168%, 1/1/24	$791,984

	New Jersey — 0.2%
235,000	New Jersey Turnpike Authority, Advance Refunding Revenue Bonds, Series B, 0.638%, 1/1/24.	227,233

	North Carolina — 0.4%
500,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue (AGM), 3.558%, 7/1/22	503,430

	Pennsylvania — 0.4%
515,000	Pennsylvania State University (The), PA, Refunding Notes, Taxable Revenue Bonds, Series D, 1.353%, 9/1/23	509,454

	Texas — 1.4%
970,000	City of Houston, TX, Airport System Revenue, Refunding, Taxable Revenue Bonds, Series C, 1.054%, 7/1/23	957,603
750,000	City of Houston, TX, Combined Utility System Revenue, Taxable Revenue, First Lien-Series C, Advance Refunding Revenue Bonds, 1.746%, 11/15/23	742,913
		1,700,516

	Total Municipal Bonds
	(Cost $5,265,865)	5,156,026

U.S. TREASURY NOTES — 2.5%
3,200,000	1.125%, 1/15/25	3,084,250

	Total U.S. Treasury Notes
	(Cost $3,138,751)	3,084,250

Shares
MONEY MARKET FUND — 1.7%
2,031,973	Federated Treasury Obligations Fund, Institutional Shares, 0.13%(f)	2,031,973

	Total Money Market Fund
	(Cost $2,031,973)	2,031,973

Total Investments — 100.7%
(Cost $126,913,352)		123,382,204
Net Other Assets (Liabilities) — (0.7)%.		(847,897)
NET ASSETS — 100.0%		$122,534,307

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

Continued

40

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2022. The maturity date reflected is the final maturity date.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2022. The maturity date reflected is the final maturity date.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation
MTN	Medium Term Note
STEP	Step Coupon Bond

Continued

41

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 2.0%
$265,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-3A, Class A, 2.360%, 3/20/26(a)	$257,836
107,856	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	107,038

	Total Asset Backed Securities
	(Cost $376,413)	364,874

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.6%
54,885	Fannie Mae, Series 2003-44, Class Q, 3.500%, 6/25/33	55,278
223,941	Fannie Mae, Series 2005-31, Class PB, 5.500%, 4/25/35	240,239
180,966	Fannie Mae, Series 2012-150, Class KA, 1.750%, 1/25/43	169,142
305,641	Fannie Mae, Series 2012-87, Class MB, 2.000%, 5/25/42	296,801
110,670	Fannie Mae, Series 2013-44, Class DJ, 1.850%, 5/25/33	105,849
171,103	Fannie Mae, Series 2016-24, Class CD, 1.750%, 2/25/46	160,353
96,390	Fannie Mae, Series 2016-49, Class DA, 3.500%, 10/25/42	97,049
260,612	Fannie Mae, Series 2016-49, Class PA, 3.000%, 9/25/45	257,985
92,590	Freddie Mac, Series 4122, Class BC, 3.000%, 5/15/40	91,961
244,551	Freddie Mac, Series 4173, Class NB, 3.000%, 3/15/43	244,257
187,639	Freddie Mac, Series 4601, Class NJ, 1.900%, 9/15/45	180,831
162,137	Freddie Mac, Series 4656, Class PA, 3.500%, 10/15/45	164,002
258,060	Freddie Mac, Series 4863, Class AJ, 3.500%, 7/15/38	262,189
291,010	Freddie Mac, Series 4942, Class NC, 2.500%, 10/25/49	282,329
1,582	Ginnie Mae, Series 2011-71, Class QE, 3.500%, 9/16/40	1,583
96,829	Ginnie Mae, Series 2013-133, Class PL, 3.500%, 2/16/37	98,811
68,958	Ginnie Mae, Series 2015-162, Class EB, 2.500%, 9/20/44	67,924

	Total Collateralized Mortgage Obligations
	(Cost $2,905,716)	2,776,583

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.0%

100,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 1.897%, (LIBOR USD 1-Month plus 1.50%), 11/15/38(a) (b)	98,444

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$136,220	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.935%, 4/10/48	$133,501
611,541	Fannie Mae-Aces, Series 2015-M17, Class A2, 2.874%, 11/25/25(c)	611,792
443,443	Fannie Mae-Aces, Series 2017-M7, Class A2, 2.961%, 2/25/27(c)	442,967
265,656	Fannie Mae-Aces, Series 2017-M8, Class A2, 3.061%, 5/25/27(c)	269,547
300,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.060%, 7/25/23(c)	302,923
140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	141,098
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class A2, 3.300%, 10/25/26	215,392
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/26(c)	215,846
160,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(c)	163,282
275,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2, 3.926%, 6/25/28	292,172
250,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	253,398
100,000	Med Trust, Series 2021-MDLN, Class C, 2.197%, (LIBOR USD 1-Month plus 1.80%), 11/15/38(a)(b)	98,021
71,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	71,964
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/47	250,825

	Total Commercial Mortgage-Backed Securities
	(Cost $3,682,909)	3,561,172

CORPORATE BONDS — 2.1%
	Banks — 0.4%
70,000	Bank of America Corp., GMTN, 3.500%, 4/19/26	70,955

	Electric Utilities — 0.4%
75,000	Public Service Electric & Gas Co., MTN, 2.250%, 9/15/26	71,827

See accompanying Notes to the Financial Statements.

42

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Equity Real Estate Investment Trusts (REITS) — 1.3%
$250,000	Federal Realty Investment Trust, 1.250%, 2/15/26	$230,341

	Total Corporate Bonds
	(Cost $404,706)	373,123

MORTGAGE-BACKED SECURITIES — 36.4%

	Fannie Mae — 26.7%
230,535	4.000%, 12/1/33, Pool #MA1689	239,229
319,792	4.500%, 3/1/34, Pool #CA3294	338,848
348,012	2.500%, 11/1/35, Pool #CA7939	344,543
339,806	1.500%, 12/1/35, Pool #MA4205	322,707
57,290	4.000%, 12/1/36, Pool #MA2856	59,464
57,877	4.000%, 2/1/37, Pool #MA2914	60,297
428,193	1.500%, 12/1/40, Pool #MA4202	388,427
51,622	4.000%, 5/1/47, Pool #BE9598	53,364
137,068	3.500%, 12/1/47, Pool #CA0833	138,489
83,165	5.000%, 8/1/48, Pool #CA2219	88,012
70,092	3.500%, 9/1/49, Pool #BJ9608	70,529
76,933	3.500%, 10/1/49, Pool #CA4431	77,414
107,790	3.000%, 3/1/50, Pool #FM2714	105,949
251,985	3.000%, 7/1/50, Pool #CA6421	247,259
246,683	3.000%, 7/1/50, Pool #CA6422	241,791
199,922	2.000%, 8/1/50, Pool #CA6799	186,923
297,064	2.000%, 9/1/50, Pool #CA7019	276,885
344,486	2.500%, 9/1/50, Pool #BQ2883	330,026
163,502	2.500%, 9/1/50, Pool #BQ0538	156,595
424,486	2.000%, 10/1/50, Pool #CA7224	395,596
351,044	2.500%, 10/1/50, Pool #FM4638	336,137
316,581	2.500%, 10/1/50, Pool #FM4530	302,897
		4,761,381

	Freddie Mac — 9.5%
257,269	3.000%, 7/1/35, Pool #SB0361	260,245
136,900	4.000%, 12/1/35, Pool #ZA2401	142,628
117,322	3.500%, 6/1/36, Pool #ZA2414	118,653
75,962	4.000%, 3/1/39, Pool #ZA6403	78,209
225,127	2.000%, 12/1/40, Pool #RB5090	211,380
150,744	3.500%, 1/1/47, Pool #ZT0941	153,489
379,169	2.000%, 11/1/50, Pool #QB4916	353,277
273,680	2.500%, 11/1/50, Pool #QB5838	261,980
112,175	3.000%, 12/1/51, Pool #SD8184	109,977
		1,689,838

	Ginnie Mae II — 0.2%
28,203	5.000%, 11/20/38, Pool #4283	28,942

	Total Mortgage-Backed Securities
	(Cost $6,926,845)	6,480,161

Principal Amount		Fair Value
MUNICIPAL BONDS — 0.9%
	Wisconsin — 0.9%
$150,000	State of Wisconsin, TXB, Revenue Bonds,
	Pension Funding, Series A, (AGM),
	5.700%, 5/1/26	$160,794
	Total Municipal Bonds
	(Cost $157,686)	160,794

U.S. GOVERNMENT AGENCIES — 13.4%
	Fannie Mae — 10.7%
1,000,000	6.250%, 5/15/29	1,238,365
500,000	7.125%, 1/15/30	660,561
		1,898,926

	Federal Home Loan Banks — 2.7%
500,000	1.200%, 12/30/24	485,718

	Total U.S. Government Agencies
	(Cost $2,317,332)	2,384,644

	U.S. TREASURY NOTES — 6.7%
1,050,000	0.250%, 9/30/25	971,045
250,000	1.125%, 2/15/31	225,849

	Total U.S. Treasury Notes
	(Cost $1,273,888)	1,196,894

Shares
MONEY MARKET FUND — 2.5%
437,800	Federated Treasury Obligations Fund, Institutional Shares, 0.13%(d)	437,800
	Total Money Market Fund
	(Cost $437,800)	437,800

Total Investments — 99.6%
(Cost $18,483,295)		17,736,045
Net Other Assets (Liabilities) — 0.4%.		63,626
NET ASSETS — 100.0%		$17,799,671

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2022. The maturity date reflected is the final maturity date.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2022. The maturity date reflected is the final maturity date.
(d)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.

Continued

43

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

GMTN	Global Medium Term Note
MTN	Medium Term Note
TXB	Taxable Bond

Continued

44

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 16.9%
$408,408	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 1.157%, (LIBOR USD 1-Month plus 0.70%), 12/25/35(a)	$407,348
8,200,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class B, 0.760%, 12/18/25	7,971,835
16,500,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class B, 0.680%, 10/19/26	15,918,515
10,215,000	ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.530%, 11/15/27(b)	10,221,823
2,143,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	2,150,979
3,500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2018-1A, Class A, 3.700%, 9/20/24(b)	3,553,946
8,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-2A, Class A, 3.350%, 9/22/25(b)	8,029,740
2,030,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-3A, Class A, 2.360%, 3/20/26(b)	1,975,123
3,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2020-2A, Class A, 2.020%, 2/20/27(b)	2,845,521
6,250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2021-1A, Class A, 1.380%, 8/20/27(b)	5,798,834
12,034,000	Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.060%, 8/15/28	11,634,037
8,720,000	Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.270%, 3/10/27.	8,112,792
923,247	Chesapeake Funding II, LLC, Series 2020- 1A, Class A1, 0.870%, 8/15/32(b)	915,900
2,361,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	2,996,101
14,301	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.886%, 6/25/37	14,291
6,041,000	Enterprise Fleet Financing, LLC, Series 2020-1, Class A3, 1.860%, 12/22/25(b)	5,963,723
7,000,000	Enterprise Fleet Financing, LLC, Series 2022-1, Class A3, 3.270%, 1/20/28(b)	6,964,216
6,943,000	Enterprise Fleet Funding, LLC, Series 2021-1, Class A3, 0.700%, 12/21/26(b)	6,538,486
19,805,000	Ford Credit Auto Owner Trust 2020- REV2, Series 2020-2, Class A, 1.060%, 4/15/33(b)	18,385,096
10,559,000	Ford Credit Auto Owner Trust 2021- REV2, Series 2021-2, Class A, 1.530%, 5/15/34(b)	9,846,464
3,750,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/34(b)	3,436,407

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$7,200,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2021-1, Class A3, 0.340%, 8/15/24(b)	$7,023,724
15,735,000	Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.680%, 12/27/27(b)	14,364,861
7,000,000	Hertz Vehicle Financing, LLC, Series 2022-2A, Class A, 2.330%, 6/26/28(b)	6,547,947
496,878	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1.582%, (LIBOR USD 1-Month plus 1.13%), 10/25/33(a)	490,141
16,000,000	OneMain Direct Auto Receivables Trust 2021-1, Series 2021-1A, Class A, 0.870%, 7/14/28(b)	15,249,122
20,805,000	OneMain Financial Issuance Trust 2021-1, Series 2021-1A, Class A1, 1.550%, 6/16/36(b)	18,993,785
5,500,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.750%, 2/17/26	5,393,997
8,858,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class B, 0.880%, 6/15/26	8,552,675
2,520,527	Saxon Asset Securities Trust, Series 2004- 3, Class M1, 1.357%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	2,498,584
39,513	SoFi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.307%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	39,519
5,150,000	Toyota Auto Loan Extended Note Trust 2020-1, Series 2020-1A, Class A, 1.350%, 5/25/33(b)	4,884,850
8,242,000	Wheels SPV 2, LLC, Series 2019-1A, Class A3, 2.350%, 5/22/28(b)	8,259,367

	Total Asset Backed Securities
	(Cost $236,587,527)	225,979,749

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
19,954	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 2.882%, 4/25/35(c)	20,023
208,679	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	207,758
200,458	Banc of America Funding Trust, Series 2004-C, Class 4A1, 1.109%, (LIBOR USD 1-Month plus 0.66%), 12/20/34(a)	200,312
246,688	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	240,837
9,813	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	9,794
60,377	Countrywide Home Loan Mortgage Pass- Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	59,297

See accompanying Notes to the Financial Statements.

45

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$159,918	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates, Series 2004-1, Class 2A1, 6.500%, 2/25/34	$158,982
877,025	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	919,036
3,390,474	Fannie Mae, Series 2013-16, Class A, 1.750%, 1/25/40	3,325,729
891,000	Fannie Mae, Series 2013-70, Class CY, 3.500%, 7/25/43	876,854
1,062,148	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	1,055,212
197,109	Fannie Mae, Series 2017-64, Class PD, 2.500%, 7/25/47	189,984
407,660	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	426,488
730,000	Freddie Mac, Series 3762, Class LN, 4.000%, 11/15/40	778,703
330,613	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	333,967
672,402	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	680,649
1,463,119	Freddie Mac, Series 4100, Class PA, 3.000%, 1/15/42	1,456,269
507,000	Freddie Mac, Series 4120, Class YK, 2.000%, 10/15/32	464,586
407,671	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	408,146
324,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	319,447
877,261	Freddie Mac, Series 4287, Class V, 4.500%, 10/15/26	898,143
427,905	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	424,108
140,568	Freddie Mac, Series 4331, Class V, 4.000%, 11/15/28	140,634
1,988,897	Freddie Mac, Series 4427, Class KA, 2.250%, 7/15/44	1,912,943
1,468,894	Freddie Mac, Series 4654, Class KA, 3.000%, 6/15/45	1,459,999
5,975,445	Freddie Mac, Series 4655, Class GV, 3.500%, 12/15/36	5,988,386
973,328	Freddie Mac, Series 4657, Class VT, 3.500%, 6/15/37	976,917
487,712	Freddie Mac, Series 4710, Class GA, 3.000%, 3/15/44	486,819
181,861	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	187,974
3,574,879	Ginnie Mae, Series 2014-2, Class AG, 2.311%, 3/20/40(c)	3,421,410
370,125	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	368,895
242,219	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	210,113

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$27	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(c)	$27
96,647	RAAC Trust, STEP, Series 2004-SP1, Class AI3, 6.118%, 3/25/34	96,192
109,257	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 3.266%, 12/25/34(c)	106,007

	Total Collateralized Mortgage Obligations
	(Cost $29,472,977)	28,810,640

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.8%
9,468,000	BANK 2020-BNK27, Series 2020-BN27, Class A5, 2.144%, 4/15/63	8,674,410
1,880,000	BANK 2020-BNK29, Series 2020-BN29, Class A4, 1.997%, 11/15/53	1,689,838
3,186,000	BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.037%, 4/15/53	2,899,771
5,389,000	Benchmark Mortgage Trust, Series 2020- B18, Class A5, 1.925%, 7/15/53	4,844,257
3,603,000	Benchmark Mortgage Trust, Series 2020- B21, Class A5, 1.978%, 12/17/53	3,232,754
6,730,000	BX 2021-LBA3 Mortgage Trust, Series 2021-PAC, Class C, 1.496%, (LIBOR USD 1-Month plus 1.10%), 10/15/36(a) (b)	6,468,770
6,612,000	BX Commercial Mortgage Trust, Series 2021-21M, Class C, 1.574%, (LIBOR USD 1-Month plus 1.18%), 10/15/36(a) (b)	6,350,318
6,834,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 1.897%, (LIBOR USD 1-Month plus 1.50%), 11/15/38(a) (b)	6,727,694
2,972,000	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 1.668%, (LIBOR USD 1-Month plus 1.27%), 12/15/38(a) (b)	2,916,028
4,687,000	BX Commercial Mortgage Trust, Series 2021-CIP, Class C, 1.868%, (LIBOR USD 1-Month plus 1.47%), 12/15/38(a) (b)	4,581,066
5,525,907	BX Commercial Mortgage Trust, Series 2021-XL2, Class C, 1.594%, (LIBOR USD 1-Month plus 1.20%), 10/15/38(a) (b)	5,394,085
4,533,000	BX Commercial Mortgage Trust, Series 2022-LP2, Class B, 1.617%, (CME Term SOFR 1-Month 1.31%), 2/15/39(a)(b)	4,439,401
1,637,000	BX Trust, Series 2021-ARIA, Class A, 1.296%, (LIBOR USD 1-Month plus 0.90%), 10/15/36(a)(b)	1,605,137

Continued

46

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$6,776,000	BX Trust, Series 2021-RISE, Class C, 1.847%, (LIBOR USD 1-Month plus 1.45%), 11/15/36(a)(b)	$6,597,692
4,314,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	4,336,849
530,000	CD Mortgage Trust, Series 2017-CD3,
	Class A4, 3.631%, 2/10/50	535,277
3,447,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	3,502,081
1,337,000	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712%, 4/14/50	1,354,975
5,806,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4, 4.009%, 3/10/51	5,987,825
3,159,000	COMM 2013-CCRE12 Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	3,195,071
182,521	COMM Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	182,257
795,000	COMM Mortgage Trust, Series 2014- CR16, Class A4, 4.051%, 4/10/47	805,995
1,643,000	COMM Mortgage Trust, Series 2014- CR20, Class A4, 3.590%, 11/10/47	1,650,543
1,208,000	COMM Mortgage Trust, Series 2014- LC17, Class A5, 3.917%, 10/10/47	1,224,602
1,070,000	COMM Mortgage Trust, Series 2014- UBS4, Class A5, 3.694%, 8/10/47	1,073,997
7,155,000	COMM Mortgage Trust, Series 2017- COR2, Class A3, 3.510%, 9/10/50	7,185,929
1,337,000	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.808%, 11/15/48	1,351,935
3,639,000	DBJPM 20-C9 Mortgage Trust, Series 2020-C9, Class A5, 1.926%, 8/15/53	3,274,805
6,168,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 1.717%, (LIBOR USD 1-Month plus 1.32%), 11/15/38(a) (b)	6,036,659
3,646,736	Fannie Mae-Aces, Series 2017-M8, Class A2, 3.061%, 5/25/27(c)	3,700,149
2,228,000	Fannie Mae-Aces, Series 2019-M9, Class A2, 2.937%, 6/25/29	2,264,355
2,985,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2, 3.244%, 8/25/27	3,055,479
3,493,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(c)	3,564,643
7,569,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class A2, 2.595%, 9/25/29	7,467,688

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$3,386,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K153, Class A3, 3.117%, 10/25/31(c)	$3,443,517
8,536,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3, 3.750%, 4/25/33	9,132,201
5,468,331	FRESB Mortgage Trust, Series 2018-SB52, Class A10F, 3.457%, 6/25/28(c)	5,494,677
488,671	GS Mortgage Securities Trust, Series 2010- C1, Class B, 5.148%, 8/10/43(b)	485,141
2,249,000	GS Mortgage Securities Trust, Series 2014- GC24, Class A5, 3.931%, 9/10/47	2,267,856
2,209,000	GS Mortgage Securities Trust, Series 2016- GS4, Class A4, 3.442%, 11/10/49(c)	2,205,198
6,706,000	GS Mortgage Securities Trust, Series 2020- GC47, Class A5, 2.377%, 5/12/53	6,227,215
2,804,028	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	2,739,649
1,497,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,505,367
3,600,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	3,636,720
1,517,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(c)	1,540,200
1,245,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,261,921
3,742,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 3/15/50	3,805,937
2,998,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.180%, 5/13/53	2,743,729
6,719,000	Med Trust, Series 2021-MDLN, Class C, 2.197%, (LIBOR USD 1-Month plus 1.80%), 11/15/38(a)(b)	6,586,022
589,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	596,991
5,198,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	5,278,146
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,531,632
9,850,000	Morgan Stanley Capital I Trust, Series 2018-H3, Class A5, 4.177%, 7/15/51	10,190,256
7,147,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.041%, 7/15/53	6,461,500

Continued

47

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$8,910,000	Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A4, 3.587%, 12/15/50	$8,937,285
7,431,000	OPG Trust, Series 2021-PORT, Class C, 1.229%, (LIBOR USD 1-Month plus 0.83%), 10/15/36(a)(b)	7,039,123
5,035,162	SMR Mortgage Trust, Series 2022-IND, Class A, 1.951%, (CME Term SOFR 1-Month 1.65%), 2/15/39(a)(b)	4,985,526
2,812,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	2,851,821
723,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794%, 12/15/49	736,409
8,591,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	8,679,852
4,724,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5, 2.448%, 6/15/53	4,418,988
11,997,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C57, Class A4, 2.118%, 8/15/53	10,926,549
3,766,045	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2, 3.431%, 6/15/45	3,761,593
1,337,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,337,153
3,311,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,336,557
899,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	911,514

	Total Commercial Mortgage-Backed Securities
	(Cost $275,114,255)	264,228,580

CORPORATE BONDS — 33.7%
	Aerospace & Defense — 0.8%
4,610,000	Boeing Co. (The), 5.705%, 5/1/40	5,187,623
3,499,000	L3Harris Technologies, Inc., 3.832%, 4/27/25	3,551,347
1,730,000	Raytheon Technologies Corp., 4.500%, 6/1/42	1,909,534
		10,648,504

	Automobiles — 0.7%
3,545,000	Daimler Trucks Finance North America, LLC, 2.000%, 12/14/26(b)	3,305,344
3,844,000	General Motors Financial Co., Inc., 2.750%, 6/20/25	3,737,959

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Automobiles — (continued)
$2,382,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	$2,425,117
		9,468,420

	Banks — 7.5%
2,672,000	Australia & New Zealand Banking Group, Ltd., 2.950%, (5-Year Treasury Constant Maturity plus 1.29%), 7/22/30(b)(c)	2,575,812
4,441,000	Bank of America Corp., 0.837%, (SOFR plus 0.69%), 4/22/25(a)	4,414,574
6,181,000	Bank of America Corp., 3.419%, (LIBOR USD 3-Month plus 1.04%), 12/20/28(d)	6,128,843
5,536,000	Bank of America Corp., MTN, 1.898%, (SOFR plus 1.53%), 7/23/31(d)	4,835,092
2,845,000	Bank of Montreal, MTN, 0.949%, (SOFR plus 0.60%), 1/22/27(d)	2,623,339
3,593,000	Barclays PLC, 4.338%, (LIBOR USD 3-Month plus 1.36%), 5/16/24(d)	3,649,440
3,951,000	BPCE SA, 2.375%, 1/14/25(b)	3,809,985
3,195,000	Capital One Financial Corp., 3.300%, 10/30/24	3,215,296
7,766,000	Citigroup, Inc., 0.841%, (SOFR plus 0.67%), 5/1/25(a)	7,690,460
2,292,000	Citigroup, Inc., 5.316%, (SOFR plus 4.55%), 3/26/41(d)	2,685,189
5,484,000	Commonwealth Bank of Australia, 0.499%, (SOFR plus 0.40%), 7/7/25(a)(b)	5,430,586
3,336,000	First Citizens BancShares, Inc., 3.375%, (CME Term SOFR 3-Month 2.47%), 3/15/30(d)	3,255,093
3,558,000	Huntington Bancshares, Inc., 2.625%, 8/6/24	3,528,463
4,487,000	JPMorgan Chase & Co., 1.024%, (SOFR plus 0.89%), 4/22/27(a)	4,400,647
4,660,000	JPMorgan Chase & Co., 2.083%, (SOFR plus 1.85%), 4/22/26(d)	4,502,067
3,010,000	Lloyds Banking Group PLC, 4.582%, 12/10/25	3,075,644
2,018,000	Macquarie Group, Ltd., 1.340%, (SOFR plus 1.07%), 1/12/27(b)(d)	1,843,886
4,305,000	Mitsubishi UFJ Financial Group, Inc., 3.761%, 7/26/23	4,373,265
2,633,000	Morgan Stanley, 0.790%, (SOFR plus 0.53%), 5/30/25(d)	2,503,448
3,039,000	PNC Financial Services Group, Inc. (The), 2.550%, 1/22/30	2,901,852
3,758,000	PNC Financial Services Group, Inc. (The), Series O, 3.995%, (LIBOR USD 3-Month plus 3.68%)(c)(e)	3,739,143
4,449,000	Royal Bank of Canada, GMTN, 0.723%, (SOFRINDX plus 0.57%), 4/27/26(a)	4,406,011
4,847,000	Sumitomo Mitsui Financial Group, Inc., 2.130%, 7/8/30	4,332,697

Continued

48

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$2,994,000	Toronto-Dominion Bank (The), 3.625%, (5 yr. Swap Semi 30/360 USD plus 2.21%), 9/15/31(c)	$3,009,233
1,194,000	Visa, Inc., 2.700%, 4/15/40	1,086,644
4,074,000	Wells Fargo & Co., 3.068%, (SOFR plus 2.53%), 4/30/41(d)	3,654,470
1,882,000	Westpac Banking Corp., GMTN, 4.322%, (USD Swap Rate 11:00 am NY 5 plus 2.24%), 11/23/31(c)	1,895,380
		99,566,559

	Beverages — 0.7%
2,936,000	Anheuser-Busch Cos., LLC/Anheuser- Busch InBev Worldwide, Inc., 4.700%, 2/1/36	3,185,571
2,298,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 1/23/59	2,898,586
3,445,000	Bacardi, Ltd., 4.450%, 5/15/25(b)	3,529,693
		9,613,850

	Capital Goods — 0.2%
3,080,000	Keysight Technologies, Inc., 4.550%, 10/30/24	3,167,508

	Capital Markets — 0.5%
3,818,000	Morgan Stanley, 2.188%, (SOFR plus 1.99%), 4/28/26(d)	3,692,299
2,912,000	Morgan Stanley, 3.971%, (LIBOR USD 3-Month plus 1.46%), 7/22/38(d)	2,938,439
		6,630,738

	Chemicals — 0.6%
3,186,000	Albemarle Corp., 5.450%, 12/1/44	3,546,616
1,317,000	FMC Corp., 3.450%, 10/1/29	1,293,810
4,064,000	Westlake Corp., 2.875%, 8/15/41	3,402,444
		8,242,870

	Commercial Services & Supplies — 0.3%
3,802,000	Waste Connections, Inc., 2.950%, 1/15/52	3,237,962
446,000	Waste Management, Inc., 3.900%, 3/1/35	443,072
		3,681,034

	Construction Materials — 0.1%
1,811,000	Vulcan Materials Co., 4.500%, 6/15/47	1,895,175

	Diversified Financial Services — 2.7%
3,315,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.450%, 10/1/25	3,327,232
3,733,000	Avolon Holdings Funding, Ltd., 2.875%, 2/15/25(b)	3,588,146
3,830,000	Bain Capital Specialty Finance, Inc., 2.950%, 3/10/26	3,590,078
3,508,000	Barings BDC, Inc., 3.300%, 11/23/26(b)	3,243,519
3,509,000	BlackRock, Inc., 1.900%, 1/28/31	3,169,102
3,807,000	Blue Owl Finance, LLC, 4.125%, 10/7/51(b)	3,016,187

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Diversified Financial Services — (continued)
$5,000,000	Charles Schwab Corp. (The), 0.716%, (SOFRINDX plus 0.52%), 5/13/26(a)	$4,940,656
1,398,000	Goldman Sachs Group, Inc. (The), 3.000%, 3/15/24	1,397,508
4,203,000	Goldman Sachs Group, Inc. (The), Series VAR, 1.093%, (SOFR plus 0.79%), 12/9/26(d)	3,853,775
2,088,000	Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.150%, 1/23/30	2,121,475
3,857,000	Owl Rock Capital Corp., 3.400%, 7/15/26	3,624,040
		35,871,718

	Diversified Telecommunication Services — 1.0%
3,099,000	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(b)	3,165,946
3,646,000	T-Mobile USA, Inc., 3.400%, 10/15/52(b)	3,115,677
3,553,000	T-Mobile USA, Inc., 3.500%, 4/15/25	3,580,404
3,961,000	Verizon Communications, Inc., 1.450%, 3/20/26	3,728,540
		13,590,567

	Electric Utilities — 1.5%
2,929,000	CenterPoint Energy, Inc., 2.950%, 3/1/30	2,792,153
3,771,000	Dominion Energy, Inc., STEP, 3.071%, 8/15/24	3,766,478
3,857,000	Duke Energy Progress, LLC, 3.600%, 9/15/47	3,792,696
2,834,000	Entergy Mississippi, LLC, 3.100%, 7/1/23	2,853,866
3,386,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	3,575,432
1,000,000	Korea East-West Power Co., Ltd., 1.750%, 5/6/25(b)	959,071
2,741,000	NextEra Energy Capital Holdings, Inc., 2.440%, 1/15/32	2,506,837
		20,246,533

	Electrical Equipment — 0.3%
3,939,000	Vontier Corp., 2.950%, 4/1/31	3,498,029

	Energy Equipment & Services — 1.7%
3,589,000	Cheniere Corpus Christi Holdings, LLC, 3.700%, 11/15/29	3,578,231
1,919,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	2,275,769
1,557,000	Hess Corp., 7.875%, 10/1/29	1,929,581
2,514,000	MPLX L.P., 4.125%, 3/1/27	2,574,288
228,000	NuStar Logistics L.P., 6.000%, 6/1/26	232,592
981,000	ONEOK, Inc., 4.550%, 7/15/28	1,009,718
3,905,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/45	3,747,466
4,846,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	5,128,619

Continued

49

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy Equipment & Services — (continued)
$2,990,000	Sempra Infrastructure Partners L.P., 3.250%, 1/15/32(b)	$2,761,795
		23,238,059

	Entertainment — 0.3%
3,678,000	Magallanes, Inc., 5.141%, 3/15/52(b)	3,763,862

	Equity Real Estate Investment Trusts (REITS) — 1.9%
3,279,000	American Tower Trust, 3.652%, 3/23/28(b)	3,319,453
1,170,000	Invitation Homes Operating Partnership L.P., 4.150%, 4/15/32	1,195,058
2,542,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	2,562,736
2,154,000	LXP Industrial Trust, 2.700%, 9/15/30.	1,987,678
3,439,000	Sabra Health Care L.P., 5.125%, 8/15/26	3,522,069
5,037,000	SBA Tower Trust, STEP, Series 2014-2A, Class C, 3.869%, 10/8/24(b)	5,087,881
3,119,000	Spirit Realty L.P., 2.100%, 3/15/28	2,828,917
1,428,000	STORE Capital Corp., 2.750%, 11/18/30	1,292,343
3,308,000	Tanger Properties L.P., 2.750%, 9/1/31	2,869,937
		24,666,072

	Food & Staples Retailing — 0.5%
3,028,000	AbbVie, Inc., 4.875%, 11/14/48	3,420,573
4,164,000	CVS Health Corp., 2.700%, 8/21/40	3,553,814
		6,974,387

	Gas Utilities — 0.3%
4,120,000	Sempra Energy, 3.800%, 2/1/38	4,044,087

	Health Care Equipment & Services — 0.3%
1,004,000	HCA, Inc., 3.125%, 3/15/27(b)	982,459
3,497,000	HCA, Inc., 5.000%, 3/15/24	3,627,904
		4,610,363

	Health Care Providers & Services — 0.3%
2,031,000	Anthem, Inc., 3.600%, 3/15/51	1,940,586
2,633,000	Viatris, Inc., 3.850%, 6/22/40	2,275,236
		4,215,822

	Insurance — 3.8%
2,160,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	2,216,589
4,489,000	Athene Global Funding, 2.500%, 1/14/25(b)	4,361,313
4,117,000	Athene Holding, Ltd., 3.950%, 5/25/51	3,754,400
3,564,000	AXIS Specialty Finance, LLC, 3.900%, 7/15/29	3,531,970
4,657,000	Brighthouse Financial Global Funding, 1.550%, 5/24/26(b)	4,308,822
4,090,000	Enstar Group, Ltd., 3.100%, 9/1/31	3,658,591
4,249,000	F&G Global Funding, 2.000%, 9/20/28(b)	3,779,639
2,369,000	Fidelity National Financial, Inc., 3.200%, 9/17/51	1,864,368
2,388,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	2,667,652

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$3,564,000	Meiji Yasuda Life Insurance Co., 5.200%, (5 yr. Swap Semi 30/360 USD plus 4.23%), 10/20/45(b)(c)	$3,711,478
3,239,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/50(b)	3,220,845
3,355,000	Reinsurance Group of America, Inc., 3.900%, 5/15/29	3,388,215
4,042,000	Sammons Financial Group, Inc., 3.350%, 4/16/31(b)	3,723,998
3,846,000	SBL Holdings, Inc., 5.000%, 2/18/31(b)	3,708,192
1,930,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	2,783,429
		50,679,501

	Internet & Direct Marketing Retail — 0.2%
3,517,000	Amazon.com, Inc., 2.700%, 6/3/60	2,919,062

	Machinery — 0.3%
3,131,000	Deere & Co., 3.750%, 4/15/50	3,340,556

	Media — 1.4%
3,389,000	Comcast Corp., 3.700%, 4/15/24	3,462,088
3,126,000	Discovery Communications, LLC, 5.200%, 9/20/47	3,250,257
1,353,000	FactSet Research Systems, Inc., 2.900%, 3/1/27	1,316,704
3,790,000	Omnicom Group, Inc., 2.600%, 8/1/31	3,504,077
1,786,000	Paramount Global, 4.950%, 5/19/50	1,861,163
4,937,000	Time Warner Cable, LLC, 6.550%, 5/1/37	5,678,724
		19,073,013

	Metals & Mining — 0.4%
2,015,000	Southern Copper Corp., 3.500%, 11/8/22	2,028,158
2,311,000	Teck Resources, Ltd., 6.000%, 8/15/40	2,652,391
		4,680,549

	Multi-Utilities — 0.4%
2,400,000	CMS Energy Corp., 4.700%, 3/31/43	2,468,777
3,056,000	Puget Sound Energy, Inc., 4.223%, 6/15/48	3,179,925
		5,648,702

	Oil, Gas & Consumable Fuels — 1.6%
3,197,000	Devon Energy Corp., 5.600%, 7/15/41	3,692,578
3,606,000	Devon Energy Corp., 5.875%, 6/15/28	3,819,081
2,545,000	Halliburton Co., 7.450%, 9/15/39	3,409,262
1,503,000	Hess Corp., 5.800%, 4/1/47	1,787,422
1,725,000	HollyFrontier Corp., 4.500%, 10/1/30	1,683,762
3,439,000	HollyFrontier Corp., 5.875%, 4/1/26	3,582,406
2,917,000	Schlumberger Investment SA, 2.650%, 6/26/30	2,762,309
		20,736,820

	Pharmaceuticals — 0.2%
2,559,000	SC Johnson & Son, Inc., 4.750%, 10/15/46(b)	2,974,271

Continued

50

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Road & Rail — 0.6%
$2,334,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	$2,687,833
1,919,000	FedEx Corp., 4.750%, 11/15/45	2,049,104
3,474,000	Kansas City Southern, 4.200%, 11/15/69	3,477,719
		8,214,656

	Semiconductors & Semiconductor Equipment — 0.5%
167,000	Broadcom, Inc., 3.187%, 11/15/36(b)	146,470
3,086,000	Broadcom, Inc., 4.150%, 11/15/30	3,128,027
4,110,000	TSMC Global, Ltd., 1.250%, 4/23/26(b)	3,805,146
		7,079,643

	Software — 0.5%
3,736,000	Dell International, LLC/EMC Corp., 3.450%, 12/15/51(b)	3,040,425
3,275,000	Dell International, LLC/EMC Corp., 6.020%, 6/15/26	3,551,668
		6,592,093

	Specialty Retail — 0.3%
3,331,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(b)	3,333,734

	Telecommunication Services — 0.7%
1,694,000	AT&T, Inc., 1.650%, 2/1/28	1,546,259
4,208,000	AT&T, Inc., 3.550%, 9/15/55	3,709,092
3,858,000	AT&T, Inc., 3.850%, 6/1/60	3,451,238
		8,706,589

	Tobacco — 0.6%
3,178,000	BAT Capital Corp., 4.540%, 8/15/47	2,834,694
3,355,000	BAT Capital Corp., 4.700%, 4/2/27	3,445,885
2,359,000	Philip Morris International, Inc., 4.250%, 11/10/44	2,286,073
		8,566,652
	Total Corporate Bonds
	(Cost $471,919,236)	450,179,998

MORTGAGE-BACKED SECURITIES — 15.8%
	Fannie Mae — 10.2%
16,484	5.000%, 9/1/25, Pool #255892	17,339
1,265,571	4.000%, 12/1/33, Pool #MA1689	1,313,301
768,557	4.000%, 6/1/34, Pool #MA1922	800,734
61,235	6.500%, 1/1/35, Pool #809198	67,068
710,969	4.000%, 3/1/35, Pool #MA2211	739,413
30,065	6.500%, 3/1/36, Pool #866062	32,360
312,046	5.500%, 8/1/37, Pool #995082	341,784
3,182,792	3.500%, 8/1/38, Pool #FM2472	3,218,208
126,507	4.500%, 10/1/39, Pool #AC2645	134,718
113,343	5.000%, 6/1/40, Pool #AD4927	120,887
108,496	5.000%, 6/1/40, Pool #AD8718	117,460
7,362,277	4.000%, 8/1/40, Pool #FM4673	7,704,169
13,508,484	1.500%, 12/1/40, Pool #MA4202	12,253,970
264,339	4.500%, 12/1/40, Pool #AH1100	279,718

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$149,923	4.500%, 3/1/41, Pool #AB2467	$159,710
268,760	4.500%, 5/1/41, Pool #AI1023	284,111
181,097	4.500%, 11/1/41, Pool #AJ4994	192,862
238,494	4.500%, 12/1/41, Pool #AJ7696	253,341
492,995	3.500%, 6/1/42, Pool #AB5373	501,094
923,657	3.500%, 5/1/43, Pool #AL3605	933,794
461,882	3.500%, 5/1/43, Pool #AB9368	470,237
11,350,535	3.000%, 8/1/43, Pool #AL9500	11,348,882
1,212,552	3.500%, 8/1/43, Pool #AU0613	1,237,759
273,471	4.500%, 11/1/44, Pool #MA2100	291,229
783,627	4.500%, 1/1/45, Pool #MA2158	832,014
905,987	4.000%, 3/1/45, Pool #MA2217	946,216
861,883	4.000%, 6/1/46, Pool #MA2653	898,616
780,786	4.500%, 7/1/46, Pool #AS7568	822,164
1,077,228	4.000%, 11/1/46, Pool #MA2808	1,120,615
1,428,297	4.000%, 5/1/47, Pool #BE9598	1,476,507
1,432,937	4.000%, 8/1/47, Pool #BH5117	1,480,966
4,184,334	4.000%, 4/1/48, Pool #BM3900	4,308,671
2,035,889	5.000%, 8/1/48, Pool #CA2219	2,154,541
3,636,842	3.000%, 11/1/48, Pool #BM5822	3,615,373
5,073,455	3.500%, 10/1/49, Pool #CA4431	5,105,175
7,326,396	3.000%, 3/1/50, Pool #FM2714	7,201,243
3,478,981	2.500%, 5/1/50, Pool #FM3287	3,333,654
7,934,685	2.000%, 7/1/50, Pool #CA6301	7,419,313
6,962,988	2.500%, 7/1/50, Pool #CA6307	6,681,768
9,087,641	2.000%, 8/1/50, Pool #CA6799	8,496,776
10,296,778	2.500%, 9/1/50, Pool #BQ0538	9,861,771
4,067,836	2.500%, 9/1/50, Pool #BQ2883	3,897,082
4,792,886	3.000%, 10/1/50, Pool #CA7381	4,703,980
5,147,670	3.000%, 11/1/51, Pool #CB2170	5,045,942
14,110,000	3.500%, 4/1/52, Pool #FS1185	14,204,163
		136,420,698

	Freddie Mac — 5.6%
23,149	5.000%, 7/1/25, Pool #ZA1892	24,350
108,954	2.500%, 1/1/28, Pool #ZK4918	107,974
320,824	3.500%, 7/1/30, Pool #ZS8575	329,678
38,537	5.000%, 3/1/36, Pool #ZS4230	41,710
1,221,237	4.000%, 4/1/36, Pool #ZA2413	1,272,343
1,511,227	3.500%, 6/1/36, Pool #ZA2414	1,528,372
11,741	5.000%, 7/1/36, Pool #ZS1139	12,701
949,932	3.500%, 8/1/36, Pool #ZA2425	962,563
123,991	6.500%, 9/1/36, Pool #ZS4257	140,678
2,416,142	3.500%, 11/1/36, Pool #ZA2439	2,435,480
42,876	5.000%, 2/1/37, Pool #ZI5759	46,410
1,709,598	4.000%, 5/1/37, Pool #ZA2461	1,772,647
43,677	4.500%, 10/1/39, Pool #ZI9349	46,520
124,787	5.000%, 6/1/40, Pool #ZA1049	135,092
302,302	5.000%, 7/1/40, Pool #ZJ0194.	325,639
34,416	5.000%, 9/1/40, Pool #ZA1066	37,078
7,005,939	2.000%, 12/1/40, Pool #RB5090	6,578,141
451,949	4.000%, 12/1/42, Pool #ZS3671	473,181
345,694	3.500%, 5/1/43, Pool #ZL5915	352,299
213,931	4.000%, 5/1/44, Pool #ZA4468	223,422
94,533	4.000%, 7/1/44, Pool #ZS4573	98,622

Continued

51

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$155,883	4.000%, 9/1/44, Pool #ZL8439	$162,802
2,161,119	3.500%, 1/1/45, Pool #ZL8964	2,205,907
1,868,749	3.500%, 5/1/46, Pool #ZS4663	1,914,735
544,027	4.000%, 8/1/46, Pool #ZS4673	565,266
1,278,890	3.500%, 9/1/46, Pool #ZS4678	1,303,704
2,752,784	3.500%, 9/1/47, Pool #ZM4305	2,788,283
701,543	3.500%, 1/1/48, Pool #ZM5375	710,225
724,335	4.000%, 2/1/48, Pool #ZT1639	748,039
644,476	4.000%, 6/1/48, Pool #ZT0541	667,526
7,668,110	2.500%, 11/1/49, Pool #QA4396	7,350,108
3,329,439	3.000%, 11/1/49, Pool #QA4336	3,299,133
8,497,216	3.500%, 3/1/50, Pool #QA7838	8,651,975
3,094,051	3.500%, 6/1/50, Pool #RA2794	3,108,650
11,240,986	2.500%, 7/1/50, Pool #RA2970	10,793,124
12,454,689	2.500%, 11/1/50, Pool #QB5838	11,922,258
286,896	3.000%, 1/1/51, Pool #SD8123	281,299
1,497,298	3.000%, 12/1/51, Pool #SD8184	1,467,959
		74,885,893

	Ginnie Mae — 0.0%
59,348	5.000%, 2/15/40, Pool #737037	65,208
	Total Mortgage-Backed Securities
	(Cost $223,556,795)	211,371,799

MUNICIPAL BONDS — 4.0%
	Alabama — 0.2%
2,675,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32	2,875,625

	California — 0.6%
2,675,000	Municipal Improvement Corp. of Los Angeles, Advance Refunding Revenue Bonds, Series A, 1.448%, 11/1/27	2,449,765
2,230,000	Municipal Improvement Corp. of Los Angeles, Advance Refunding Revenue Bonds, Series A, 1.648%, 11/1/28	2,026,334
2,370,000	San Diego County Water Authority, Taxable Green Bonds, Advance Refunding Revenue Bonds, Series A, 1.531%, 5/1/30	2,128,142
1,145,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,685,451
		8,289,692

	Florida — 0.3%
1,905,000	Reedy Creek Improvement District, Advance Refunding, Taxable Revenue Bonds, G.O., Series A, 2.147%, 6/1/29	1,789,138

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Florida — (continued)
$1,810,000	Reedy Creek Improvement District, Advance Refunding, Taxable Revenue Bonds, G.O., Series A, 2.197%, 6/1/30	$1,688,259
		3,477,397

	Illinois — 0.8%
7,155,000	Sales Tax Securitization Corp., Second Lien, Current Refunding, Taxable Revenue Bonds, Series B, 3.057%, 1/1/34	6,649,857
1,605,000	State of Illinois Sales Tax Revenue, Public Improvements, Taxable Building Revenue, 3.481%, 6/15/26	1,605,225
2,790,000	State of Illinois Sales Tax Revenue, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	2,697,344
		10,952,426

	New York — 1.1%
4,630,000	Metropolitan Transportation Authority, Taxable Green Bonds, Green Purpose Revenue Bonds, Series C2, 5.175%, 11/15/49	5,297,553
2,695,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.330%, 2/1/28	2,704,163
7,130,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Taxable Revenue, Sub Series B3, Callable 11/1/29 @ 100, 3.000%, 11/1/33	6,557,675
		14,559,391

	North Carolina — 0.2%
2,317,000	Duke University, 3.299%, 10/1/46	2,250,731

	Pennsylvania — 0.4%
2,320,000	City of Pittsburgh, PA, Refunding, Taxable Revenue Bonds, G.O., Series B, 1.189%, 9/1/26	2,159,827
3,898,000	Lehigh University, 3.479%, 11/15/46	3,559,175
		5,719,002

	Texas — 0.4%
1,580,000	Dallas Area Rapid Transit, Advance Refunding, Taxable Revenue Bonds, Series C, Callable 12/1/29 @ 100, 1.846%, 12/1/30	1,429,742
4,605,000	Tarrant Regional Water District, Advance Refunding Revenue Bonds, Series S, 1.450%, 9/1/29	4,178,853
		5,608,595
	Total Municipal Bonds
	(Cost $57,133,853)	53,732,859

Continued

52

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY BONDS — 5.9%
$54,541,900	2.500%, 2/15/45	$53,262,874
33,207,500	1.375%, 8/15/50	25,613,879
	Total U.S. Treasury Bonds
	(Cost $82,409,284)	78,876,753

U.S. TREASURY NOTES — 1.1%
9,098,200	1.500%, 1/31/27	8,707,262
6,509,400	2.625%, 2/15/29	6,595,090

	Total U.S. Treasury Notes
	(Cost $15,314,257)	15,302,352

Shares
MONEY MARKET FUND — 1.6%
21,879,010	Federated Treasury Obligations Fund, Institutional Shares, 0.13%(f)	21,879,010

	Total Money Market Fund
	(Cost $21,879,010)	21,879,010

Total Investments — 101.0%
(Cost $1,413,387,194)		1,350,361,740
Net Other Assets (Liabilities) — (1.0)%		(13,412,860)
NET ASSETS — 100.0%		$1,336,948,880

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2022. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2022. The maturity date reflected is the final maturity date.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	Security is perpetual in nature and has no stated maturity date. (f) Represents the current yield as of report date.

GMTN	Global Medium Term Note
G.O.	General Obligation
MTN	Medium Term Note
STEP	Step Coupon Bond

Continued

53

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 96.2%
	Aerospace & Defense — 2.3%
$90,000	Boeing Co. (The), 3.825%, 3/1/59	$73,874
110,000	Boeing Co. (The), 3.900%, 5/1/49	99,204
170,000	Boeing Co. (The), 5.705%, 5/1/40	191,301
90,000	L3Harris Technologies, Inc., 4.854%, 4/27/35	97,776
160,000	Raytheon Technologies Corp., 2.820%, 9/1/51	134,503
90,000	Raytheon Technologies Corp., 4.450%, 11/16/38	97,689
		694,347

	Airlines — 0.1%
39,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.500%, 4/20/26(a)	39,296

	Apparel — 0.3%
90,000	NIKE, Inc., 3.375%, 3/27/50	89,382

	Automobiles — 1.1%
90,000	Ford Motor Co., 5.291%, 12/8/46	87,355
80,000	General Motors Co., 5.150%, 4/1/38	81,333
80,000	General Motors Co., 5.200%, 4/1/45	80,939
60,000	General Motors Co., 6.750%, 4/1/46	72,579
		322,206

	Banks — 8.9%
90,000	Bank of America Corp., 2.482%, (5-Year Treasury Constant Maturity plus 1.20%), 9/21/36(b)	77,391
110,000	Bank of America Corp., 3.311%, (SOFR plus 1.58%), 4/22/42(c)	101,936
70,000	Bank of America Corp., 4.244%, (LIBOR USD 3-Month plus 1.81%), 4/24/38(c)	72,946
100,000	Bank of America Corp., 6.110%, 1/29/37	119,482
130,000	Bank of America Corp., MTN, 2.676%, (SOFR plus 1.93%), 6/19/41(c)	109,392
140,000	Bank of America Corp., MTN, 4.330%, (LIBOR USD 3-Month plus 1.52%), 3/15/50(c)	149,020
70,000	Citigroup, Inc., 3.878%, (LIBOR USD 3-Month plus 1.17%), 1/24/39(c)	69,996
60,000	Citigroup, Inc., 5.316%, (SOFR plus 4.55%), 3/26/41(c)	70,293
90,000	Citigroup, Inc., 5.875%, 1/30/42	112,196
21,000	Citigroup, Inc., Series U, 5.000%, (SOFR plus 3.81%)(c)(d)	20,790
50,000	Fifth Third Bancorp, 8.250%, 3/1/38	73,922
130,000	Goldman Sachs Group, Inc. (The), 2.908%, (SOFR plus 1.47%), 7/21/42(c)	112,023
170,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/1/37	214,264
250,000	JPMorgan Chase & Co., 3.109%, (SOFR plus 2.46%), 4/22/41(c)	226,154
150,000	JPMorgan Chase & Co., 3.882%, (LIBOR USD 3-Month plus 1.36%), 7/24/38(c)	151,320

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$100,000	JPMorgan Chase & Co., 4.260%, (LIBOR USD 3-Month plus 1.58%), 2/22/48(c)	$106,814
90,000	Morgan Stanley, 2.484%, (SOFR plus 1.36%), 9/16/36(c)	77,107
110,000	Morgan Stanley, 3.217%, (SOFR plus 1.49%), 4/22/42(c)	101,292
90,000	Morgan Stanley, 3.971%, (LIBOR USD 3-Month plus 1.46%), 7/22/38(c)	90,817
135,000	PNC Financial Services Group, Inc. (The), Series O, 3.995%, (LIBOR USD 3-Month plus 3.68%)(b)(d)	134,323
220,000	Wells Fargo & Co., 5.375%, 11/2/43	255,409
100,000	Wells Fargo & Co., MTN, 5.013%, (SOFR plus 4.50%), 4/4/51(c)	118,615
90,000	Westpac Banking Corp., 2.963%, 11/16/40	75,705
		2,641,207

	Beverages — 3.1%
60,000	Anheuser-Busch Cos., LLC/Anheuser- Busch InBev Worldwide, Inc., 3.650%, 2/1/26	61,388
160,000	Anheuser-Busch Cos., LLC/Anheuser- Busch InBev Worldwide, Inc., 4.700%, 2/1/36	173,601
300,000	Anheuser-Busch Cos., LLC/Anheuser- Busch InBev Worldwide, Inc., 4.900%, 2/1/46	333,488
150,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 6/1/60	159,332
100,000	Bacardi, Ltd., 5.300%, 5/15/48(a)	111,693
110,000	Coca-Cola Co. (The), 2.600%, 6/1/50	93,904
		933,406

	Capital Goods — 0.7%
70,000	Caterpillar, Inc., 3.803%, 8/15/42	72,308
90,000	Packaging Corp. of America, 3.050%, 10/1/51	76,997
80,000	Snap-on, Inc., 3.100%, 5/1/50	72,776
		222,081

	Chemicals — 1.8%
80,000	Dow Chemical Co. (The), 4.375%, 11/15/42	83,253
80,000	DuPont de Nemours, Inc., 5.319%, 11/15/38	91,958
100,000	Ecolab, Inc., 2.750%, 8/18/55	82,637
90,000	LYB International Finance III, LLC, 4.200%, 5/1/50	88,842
80,000	LyondellBasell Industries NV, 4.625%, 2/26/55	81,680
12,000	NOVA Chemicals Corp., 4.250%, 5/15/29(a)	11,052
100,000	Westlake Corp., 3.375%, 8/15/61	81,288
		520,710

See accompanying Notes to the Financial Statements.

54

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Commercial Services & Supplies — 1.0%
$165,000	Republic Services, Inc., 2.375%, 3/15/33	$148,158
70,000	Verisk Analytics, Inc., 3.625%, 5/15/50	65,839
90,000	Waste Connections, Inc., 2.950%, 1/15/52	76,648
		290,645

	Construction Materials — 0.7%
80,000	Carrier Global Corp., 3.577%, 4/5/50	73,164
70,000	Martin Marietta Materials, Inc., 4.250%, 12/15/47	69,536
70,000	Vulcan Materials Co., 4.500%, 6/15/47	73,253
		215,953

	Diversified Financial Services — 2.5%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.850%, 10/29/41	132,097
70,000	American Express Co., 4.050%, 12/3/42	73,854
60,000	Blackstone Holdings Finance Co., LLC, 6.250%, 8/15/42(a)	75,789
80,000	Blue Owl Finance, LLC, 4.125%, 10/7/51(a)	63,382
80,000	Charles Schwab Corp. (The), Series H, 4.000%, (10-Year Treasury Constant Maturity plus 3.08%)(b)(d)	71,850
110,000	Intercontinental Exchange, Inc., 4.250%, 9/21/48	118,256
60,000	Jefferies Group, LLC, 6.500%, 1/20/43	71,946
69,000	Owl Rock Capital Corp., 3.400%, 7/15/26	64,832
70,000	Visa, Inc., 4.300%, 12/14/45.	77,790
		749,796

	Diversified Telecommunication Services — 1.9%
100,000	America Movil SAB de CV, 6.125%, 3/30/40	124,742
88,000	AT&T, Inc., 2.550%, 12/1/33.	78,110
100,000	T-Mobile USA, Inc., 3.600%, 11/15/60	85,834
120,000	T-Mobile USA, Inc., 4.375%, 4/15/40	120,615
80,000	Vodafone Group PLC, 4.250%, 9/17/50	79,692
80,000	Vodafone Group PLC, 5.000%, 5/30/38	87,233
		576,226

	Electric Utilities — 11.5%
80,000	AEP Transmission Co., LLC, Series M, 3.650%, 4/1/50	77,115
90,000	Appalachian Power Co., Series L, 5.800%, 10/1/35	101,899
40,000	Avista Corp., 4.000%, 4/1/52	40,513
70,000	CenterPoint Energy Houston Electric, LLC, Series AC, 4.250%, 2/1/49	76,161
90,000	CenterPoint Energy Houston Electric, LLC, Series AD, 2.900%, 7/1/50	79,938
90,000	CMS Energy Corp., 3.750%, (5-Year Treasury Constant Maturity plus 2.90%), 12/1/50(b)	79,425
70,000	CMS Energy Corp., 4.700%, 3/31/43	72,006
60,000	Commonwealth Edison Co., 5.900%, 3/15/36	73,659

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Electric Utilities — (continued)
$70,000	Connecticut Light & Power Co. (The), 4.000%, 4/1/48	$73,521
120,000	Consolidated Edison Co. of New York, Inc., 4.450%, 3/15/44	125,695
60,000	Dominion Energy South Carolina, Inc., 5.100%, 6/1/65	70,724
90,000	Dominion Energy South Carolina, Inc., 5.300%, 5/15/33	103,434
90,000	Dominion Energy, Inc., Series B, 3.300%, 4/15/41	81,734
80,000	DTE Electric Co., 3.750%, 8/15/47	80,885
50,000	DTE Electric Co., Series B, 3.650%, 3/1/52	50,510
80,000	Duke Energy Carolinas, LLC, 6.100%, 6/1/37	94,811
60,000	Duke Energy Florida, LLC, 6.350%, 9/15/37	76,780
150,000	Duke Energy Indiana, LLC, 3.750%, 5/15/46	147,205
80,000	Duke Energy Ohio, Inc., 3.700%, 6/15/46	77,547
90,000	Duke Energy Progress, LLC, 2.900%, 8/15/51	78,785
130,000	Entergy Texas, Inc., 3.550%, 9/30/49	122,268
70,000	Exelon Corp., 4.450%, 4/15/46	73,339
70,000	Exelon Corp., 5.100%, 6/15/45	77,871
80,000	Florida Power & Light Co., 4.125%, 2/1/42	84,276
45,000	Florida Power & Light Co., 5.850%, 5/1/37	54,606
70,000	Massachusetts Electric Co., 5.900%, 11/15/39(a)	84,728
90,000	MidAmerican Energy Co., 2.700%, 8/1/52	76,882
70,000	MidAmerican Energy Co., 4.800%, 9/15/43	78,999
190,000	PECO Energy Co., 2.850%, 9/15/51	164,278
100,000	Public Service Electric & Gas Co., MTN, 5.375%, 11/1/39	119,755
90,000	Puget Sound Energy, Inc., 2.893%, 9/15/51	76,726
60,000	Puget Sound Energy, Inc., 5.638%, 4/15/41	71,054
55,000	San Diego Gas & Electric Co., 3.700%, 3/15/52	54,976
90,000	San Diego Gas & Electric Co., Series TTT, 4.100%, 6/15/49	93,083
130,000	Sempra Energy, 3.800%, 2/1/38	127,605
80,000	Southern Co. (The), 4.400%, 7/1/46	81,388
90,000	Union Electric Co., 3.250%, 10/1/49	82,544
110,000	Virginia Electric & Power Co., 4.000%, 1/15/43	112,127
110,000	Xcel Energy, Inc., 3.500%, 12/1/49	102,030
		3,400,882

	Electrical Equipment — 0.7%
200,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	214,763

	Energy Equipment & Services — 6.0%
100,000	Cheniere Corpus Christi Holdings, LLC,
	2.742%, 12/31/39(a)	87,071

Continued

55

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy Equipment & Services — (continued)
$75,000	Eastern Gas Transmission & Storage, Inc., 4.800%, 11/1/43(a)	$78,905
170,000	Energy Transfer L.P., 5.000%, 5/15/44	166,549
80,000	Energy Transfer L.P., 5.000%, 5/15/50	80,908
90,000	Energy Transfer L.P., 5.350%, 5/15/45	92,695
80,000	Energy Transfer L.P., 7.500%, 7/1/38	98,657
120,000	Enterprise Products Operating, LLC, 3.300%, 2/15/53	102,338
110,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	130,451
80,000	Enterprise Products Operating, LLC, 6.125%, 10/15/39	96,518
70,000	Kinder Morgan Energy Partners L.P., 5.625%, 9/1/41	76,102
90,000	Kinder Morgan, Inc., 3.600%, 2/15/51	79,865
70,000	Kinder Morgan, Inc., 5.550%, 6/1/45	78,332
70,000	MPLX L.P., 5.200%, 12/1/47	74,308
80,000	ONEOK, Inc., 4.950%, 7/13/47	80,526
100,000	Plains All American Pipeline L.P./PAA Finance Corp., 4.700%, 6/15/44	93,922
80,000	Spectra Energy Partners L.P., 4.500%, 3/15/45	81,727
120,000	TransCanada PipeLines, Ltd., 4.625%, 3/1/34	128,067
70,000	Williams Cos., Inc. (The), 5.100%, 9/15/45	75,923
70,000	Williams Cos., Inc. (The), 6.300%, 4/15/40	84,457
		1,787,321

	Entertainment — 0.4%
105,000	Magallanes, Inc., 5.050%, 3/15/42(a)	107,289
22,000	Mattel, Inc., 5.450%, 11/1/41	23,210
		130,499

	Equity Real Estate Investment Trusts (REITS) — 2.8%
90,000	Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	76,135
50,000	American Homes 4 Rent L.P., 4.300%, 4/15/52	48,619
157,000	American Tower Trust, 3.652%, 3/23/28(a)	158,937
36,000	Kennedy-Wilson, Inc., 4.750%, 2/1/30	34,233
70,000	Kimco Realty Corp., 4.250%, 4/1/45	69,915
37,000	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 4.750%, 6/15/29(a)	35,057
80,000	Mid-America Apartments L.P., 2.875%, 9/15/51	66,961
80,000	National Retail Properties, Inc., 3.500%, 4/15/51	70,326
80,000	Sabra Health Care L.P., 3.200%, 12/1/31	71,376
80,000	Simon Property Group L.P., 3.250%, 9/13/49	71,588
80,000	UDR, Inc., 3.100%, 11/1/34	73,755
50,000	Weyerhaeuser Co., 3.375%, 3/9/33	48,704
		825,606

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Food & Staples Retailing — 0.9%
$70,000	Hershey Co. (The), 3.125%, 11/15/49	$64,597
80,000	Hormel Foods Corp., 3.050%, 6/3/51	71,778
150,000	Nestle Holdings, Inc., 2.500%, 9/14/41(a)	130,522
		266,897

	Health Care Providers & Services — 8.1%
60,000	AbbVie, Inc., 4.050%, 11/21/39	61,519
150,000	AbbVie, Inc., 4.250%, 11/21/49	155,694
60,000	AbbVie, Inc., 4.400%, 11/6/42	63,364
60,000	AbbVie, Inc., 4.450%, 5/14/46	64,218
60,000	AbbVie, Inc., 4.500%, 5/14/35	64,406
70,000	Aetna, Inc., 4.500%, 5/15/42	72,934
100,000	Amgen, Inc., 2.770%, 9/1/53	80,187
130,000	Amgen, Inc., 2.800%, 8/15/41	112,285
110,000	Anthem, Inc., 4.375%, 12/1/47	117,732
60,000	Baxalta, Inc., 5.250%, 6/23/45	68,847
100,000	Bristol-Myers Squibb Co., 2.350%, 11/13/40	84,474
150,000	Bristol-Myers Squibb Co., 2.550%, 11/13/50	124,435
110,000	Bristol-Myers Squibb Co., 4.250%, 10/26/49	119,890
70,000	Cigna Corp., 4.800%, 8/15/38.	76,688
130,000	CVS Health Corp., 4.250%, 4/1/50	134,798
100,000	CVS Health Corp., 4.780%, 3/25/38	109,372
130,000	CVS Health Corp., 5.125%, 7/20/45	146,894
150,000	HCA, Inc., 3.500%, 7/15/51	129,347
200,000	Roche Holdings, Inc., 2.607%, 12/13/51(a)	172,798
130,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	129,077
90,000	UnitedHealth Group, Inc., 3.875%, 8/15/59	92,633
70,000	Viatris, Inc., 3.850%, 6/22/40	60,489
80,000	Viatris, Inc., 4.000%, 6/22/50	67,499
60,000	Wyeth, LLC, 5.950%, 4/1/37.	76,315
		2,385,895

	Insurance — 7.2%
120,000	American International Group, Inc., 3.875%, 1/15/35	122,299
130,000	Athene Holding, Ltd., 3.950%, 5/25/51	118,550
55,000	Berkshire Hathaway Finance Corp., 3.850%, 3/15/52	56,209
70,000	Berkshire Hathaway Finance Corp., 4.200%, 8/15/48	75,037
80,000	Brighthouse Financial, Inc., 4.700%, 6/22/47	77,673
60,000	Carlyle Holdings II Finance, LLC, 5.625%, 3/30/43(a)	66,098
80,000	Chubb INA Holdings, Inc., 3.050%, 12/15/61	68,871
34,000	Corebridge Financial, Inc., 4.400%, 4/5/52(a)	33,994
80,000	Enstar Finance, LLC, 5.500%, (5-Year Treasury Constant Maturity plus 4.01%), 1/15/42(b)	76,000
47,000	Enstar Group, Ltd., 3.100%, 9/1/31	42,042

Continued

56

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$90,000	Fidelity National Financial, Inc., 3.200%, 9/17/51	$70,829
80,000	Global Atlantic Fin Co., 4.700%, (5-Year Treasury Constant Maturity plus 3.80%), 10/15/51(a)(b)	75,400
70,000	Guardian Life Insurance Co. of America (The), 4.875%, 6/19/64(a)	78,228
70,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(a)	78,197
80,000	Liberty Mutual Group, Inc., 3.950%, 5/15/60(a)	72,744
140,000	MetLife, Inc., 4.050%, 3/1/45	143,213
100,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/50(a)	99,439
70,000	New York Life Insurance Co., 4.450%, 5/15/69(a)	72,623
60,000	New York Life Insurance Co., 6.750%, 11/15/39(a)	79,524
80,000	Northwestern Mutual Life Insurance Co. (The), 3.450%, 3/30/51(a)	72,429
80,000	Pacific LifeCorp, 3.350%, 9/15/50(a)	73,092
70,000	Progressive Corp. (The), 3.950%, 3/26/50	72,454
80,000	Prudential Financial, Inc., 3.700%, (5-Year Treasury Constant Maturity plus 3.04%), 10/1/50(b)	73,312
36,000	SBL Holdings, Inc., 5.000%, 2/18/31(a)	34,710
70,000	Securian Financial Group, Inc., 4.800%, 4/15/48(a)	74,487
80,000	Travelers Cos., Inc. (The), 3.050%, 6/8/51	71,083
70,000	Voya Financial, Inc., 4.800%, 6/15/46	76,744
90,000	W R Berkley Corp., 3.150%, 9/30/61	69,507
		2,124,788

	Internet & Direct Marketing Retail — 1.2%
100,000	Amazon.com, Inc., 2.500%, 6/3/50	83,434
150,000	Amazon.com, Inc., 2.700%, 6/3/60	124,498
90,000	Amazon.com, Inc., 4.800%, 12/5/34	103,443
35,000	Uber Technologies, Inc., 4.500%, 8/15/29(a)	32,874
		344,249

	IT Services — 0.4%
38,000	Fiserv, Inc., 2.750%, 7/1/24	37,914
70,000	Fiserv, Inc., 4.400%, 7/1/49	72,242
		110,156

	Machinery — 0.3%
80,000	Deere & Co., 3.900%, 6/9/42	83,968

	Media — 6.8%
110,000	Charter Communications Operating, LLC/ Charter Communications Operating Capital, 3.950%, 6/30/62	88,288
190,000	Charter Communications Operating, LLC/ Charter Communications Operating Capital, 4.400%, 12/1/61	165,298

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Media — (continued)
$140,000	Charter Communications Operating, LLC/ Charter Communications Operating Capital, 6.484%, 10/23/45	$159,519
41,000	Comcast Corp., 1.950%, 1/15/31	37,043
130,000	Comcast Corp., 2.800%, 1/15/51	108,234
170,000	Comcast Corp., 2.987%, 11/1/63(a)	139,018
110,000	Comcast Corp., 3.250%, 11/1/39	104,362
100,000	Comcast Corp., 3.400%, 7/15/46	93,828
110,000	Comcast Corp., 4.200%, 8/15/34	117,433
80,000	Comcast Corp., 4.600%, 10/15/38	88,474
90,000	Discovery Communications, LLC, 4.000%, 9/15/55	77,607
80,000	Discovery Communications, LLC, 5.200%, 9/20/47	83,180
90,000	Interpublic Group of Cos., Inc. (The), 3.375%, 3/1/41	80,192
80,000	Paramount Global, 4.950%, 5/19/50	83,367
42,000	Paramount Global, 6.875%, 4/30/36	51,374
70,000	Time Warner Cable, LLC, 5.875%, 11/15/40	75,291
130,000	Time Warner Cable, LLC, 6.550%, 5/1/37	149,531
100,000	Walt Disney Co. (The), 2.750%, 9/1/49	85,038
130,000	Walt Disney Co. (The), 3.500%, 5/13/40	126,740
70,000	Walt Disney Co. (The), 6.200%, 12/15/34	88,194
		2,002,011

	Metals & Mining — 1.5%
44,000	Freeport-McMoRan, Inc., 4.125%, 3/1/28	43,955
80,000	Newmont Corp., 4.875%, 3/15/42	90,190
100,000	Nucor Corp., 2.979%, 12/15/55	82,569
100,000	Southern Copper Corp., 7.500%, 7/27/35	128,764
75,000	Teck Resources, Ltd., 6.000%, 8/15/40	86,079
		431,557

	Multiline Retail — 0.3%
100,000	Walmart, Inc., 2.500%, 9/22/41	88,918

	Oil, Gas & Consumable Fuels — 5.4%
80,000	Atmos Energy Corp., 4.125%, 10/15/44	82,119
125,000	BP Capital Markets America, Inc., 3.060%, 6/17/41	112,124
75,000	ConocoPhillips Co., 4.025%, 3/15/62(a)	76,027
140,000	Devon Energy Corp., 5.600%, 7/15/41	161,702
45,000	Diamondback Energy, Inc., 4.250%, 3/15/52	44,451
70,000	Equinor ASA, 5.100%, 8/17/40.	82,797
70,000	Exxon Mobil Corp., 4.114%, 3/1/46	75,516
140,000	Exxon Mobil Corp., 4.227%, 3/19/40	151,381
70,000	Halliburton Co., 5.000%, 11/15/45	75,977
60,000	Halliburton Co., 7.450%, 9/15/39	80,376
70,000	Hess Corp., 5.600%, 2/15/41	78,724
70,000	Hess Corp., 5.800%, 4/1/47	83,246
60,000	Marathon Petroleum Corp., 6.500%, 3/1/41	73,990
70,000	NiSource, Inc., 4.800%, 2/15/44	72,450
90,000	Phillips 66, 3.300%, 3/15/52	79,176

Continued

57

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Oil, Gas & Consumable Fuels — (continued)
$140,000	Shell International Finance BV, 4.550%, 8/12/43	$155,639
120,000	Southern Co. Gas Capital Corp., Series 21A, 3.150%, 9/30/51	101,612
		1,587,307
	Road & Rail — 3.7%
110,000	Burlington Northern Santa Fe, LLC, 4.900%, 4/1/44	126,489
70,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	80,612
70,000	CSX Corp., 6.000%, 10/1/36	85,729
90,000	FedEx Corp., 4.100%, 2/1/45	87,784
90,000	FedEx Corp., 4.550%, 4/1/46	94,186
100,000	Kansas City Southern/Old, 3.500%, 5/1/50	93,341
50,000	Norfolk Southern Corp., 3.400%, 11/1/49	46,660
50,000	Norfolk Southern Corp., 3.700%, 3/15/53	49,393
70,000	Norfolk Southern Corp., 3.950%, 10/1/42	70,843
170,000	Union Pacific Corp., 2.950%, 3/10/52	150,416
30,000	Union Pacific Corp., 3.375%, 2/14/42	29,026
80,000	Union Pacific Corp., 3.600%, 9/15/37	80,586
70,000	United Parcel Service, Inc., 5.300%, 4/1/50	91,482
		1,086,547

	Semiconductors & Semiconductor Equipment — 1.8%
140,000	Broadcom, Inc., 3.469%, 4/15/34(a)	129,678
80,000	Broadcom, Inc., 3.500%, 2/15/41(a)	71,255
90,000	Lam Research Corp., 2.875%, 6/15/50	79,703
70,000	QUALCOMM, Inc., 4.300%, 5/20/47	78,322
200,000	TSMC Arizona Corp., 3.250%, 10/25/51	180,779
		539,737

	Software — 3.9%
110,000	Apple, Inc., 2.800%, 2/8/61	94,512
110,000	Apple, Inc., 3.850%, 5/4/43	115,824
80,000	Apple, Inc., 3.850%, 8/4/46	84,425
270,000	Dell International, LLC/EMC Corp., 3.450%, 12/15/51(a)	219,731
60,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/45	70,614
90,000	Microsoft Corp., 2.525%, 6/1/50	78,006
180,000	Microsoft Corp., 2.675%, 6/1/60	155,104
90,000	Oracle Corp., 3.650%, 3/25/41	79,229
90,000	Oracle Corp., 3.850%, 4/1/60	73,817
110,000	Oracle Corp., 4.000%, 7/15/46	97,561
90,000	salesforce.com, Inc., 2.700%, 7/15/41	79,802
		1,148,625

	Specialty Retail — 2.1%
80,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(a)	93,909
200,000	Home Depot, Inc. (The), 2.750%, 9/15/51	172,380
100,000	Home Depot, Inc. (The), 3.125%, 12/15/49	91,370
80,000	Lowe's Cos., Inc., 5.000%, 4/15/40	89,212
80,000	McDonald's Corp., MTN, 4.875%, 12/9/45	89,030

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Specialty Retail — (continued)
$90,000	Starbucks Corp., 3.500%, 11/15/50	$83,578
		619,479

	Telecommunication Services — 5.2%
120,000	AT&T, Inc., 3.500%, 6/1/41	110,595
100,000	AT&T, Inc., 3.550%, 9/15/55	88,144
240,000	AT&T, Inc., 3.650%, 9/15/59	209,407
230,000	AT&T, Inc., 3.850%, 6/1/60	205,750
210,000	AT&T, Inc., 4.500%, 5/15/35	222,195
100,000	AT&T, Inc., 6.000%, 8/15/40	121,993
150,000	Deutsche Telekom AG, 3.625%, 1/21/50(a)	139,587
100,000	Verizon Communications, Inc., 2.650%, 11/20/40	85,153
140,000	Verizon Communications, Inc., 3.400%, 3/22/41	131,368
90,000	Verizon Communications, Inc., 3.550%, 3/22/51	84,759
120,000	Verizon Communications, Inc., 4.400%, 11/1/34	127,694
		1,526,645

	Tobacco — 1.6%
80,000	Altria Group, Inc., 3.875%, 9/16/46	67,707
160,000	BAT Capital Corp., 4.390%, 8/15/37	148,816
80,000	BAT Capital Corp., 4.540%, 8/15/47	71,358
70,000	Cargill, Inc., 4.760%, 11/23/45(a)	79,855
110,000	Philip Morris International, Inc., 4.375%, 11/15/41	109,046
		476,782
	Total Corporate Bonds
	(Cost $30,665,886)	28,477,887

U.S. TREASURY BONDS — 2.0%
420,800	2.000%, 11/15/41	381,219
236,900	2.000%, 8/15/51	213,617
	Total U.S. Treasury Bonds
	(Cost $622,218)	594,836

U.S. TREASURY NOTES — 0.2%
7,000	2.625%, 2/15/29	7,092
25,000	0.625%, 5/15/30	21,807
45,600	1.250%, 8/15/31	41,475

	Total U.S. Treasury Notes
	(Cost $72,385)	70,374

Continued

58

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 0.5%
159,144	Federated Treasury Obligations Fund, Institutional Shares, 0.13%(e)	$159,144

	Total Money Market Fund
	(Cost $159,144)	159,144

Total Investments — 98.9%
(Cost $31,519,633)		29,302,241
Net Other Assets (Liabilities) — 1.1%.		313,149
NET ASSETS — 100.0%		$29,615,390

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2022. The maturity date reflected is the final maturity date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d)	Security is perpetual in nature and has no stated maturity date. (e) Represents the current yield as of report date.

MTN	Medium Term Note

Continued

59

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 18.5%
$141,132	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 1.157%, (LIBOR USD 1-Month plus 0.70%), 12/25/35(a)	$140,766
230,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/24	230,723
407,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.740%, 4/18/25	408,595
230,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class B, 0.760%, 12/18/25	223,600
405,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/27	387,549
450,000	ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.800%, 8/15/28(b)	447,807
170,000	ARI Fleet Lease Trust, Series 2021-A, Class A3, 0.680%, 3/15/30(b)	160,800
300,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	301,117
200,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-3A, Class A, 2.360%, 3/20/26(b)	194,593
850,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2021-1A, Class A, 1.380%, 8/20/27(b)	788,642
2,312	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M2, 2.032%, (LIBOR USD 1-Month plus 1.58%), 12/25/34(a)	2,313
550,000	Carvana Auto Receivables Trust, Series 2021-P1, Class A4, 0.860%, 1/11/27	521,286
509,000	Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.270%, 3/10/27	473,556
600,000	Carvana Auto Receivables Trust, Series 2021-P3, Class B, 1.420%, 8/10/27	558,496
39,103	Chesapeake Funding II, LLC, Series 2018- 3A, Class A1, 3.390%, 1/15/31(b)	39,186
289,710	Chesapeake Funding II, LLC, Series 2020- 1A, Class A1, 0.870%, 8/15/32(b)	287,405
405,428	Chesapeake Funding II, LLC, Series 2021- 1A, Class A1, 0.470%, 4/15/33(b)	394,520
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	571,049
1,557	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.886%, 6/25/37	1,556
500,000	Enterprise Fleet Financing, LLC, Series 2019-2, Class A3, 2.380%, 2/20/25(b)	500,717
300,000	Enterprise Fleet Financing, LLC, Series 2021-2, Class A3, 0.740%, 5/20/27(b)	278,653
410,000	Enterprise Fleet Financing, LLC, Series 2021-3, Class A3, 1.220%, 8/20/27(b)	386,825

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$375,000	Enterprise Fleet Funding, LLC, Series 2021-1, Class A3, 0.700%, 12/21/26(b)	$353,152
500,000	Fifth Third Auto Trust, Series 2019-1, Class A4, 2.690%, 11/16/26	502,779
642,000	Ford Credit Auto Owner Trust 2020- REV2, Series 2020-2, Class A, 1.060%, 4/15/33(b)	595,973
415,000	Ford Credit Auto Owner Trust 2021- REV2, Series 2021-2, Class A, 1.530%, 5/15/34(b)	386,995
360,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2021-1, Class A3, 0.340%, 8/15/24(b)	351,186
145,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2021-1, Class A4, 0.550%, 12/15/26(b)	137,335
1,295,000	Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.680%, 12/27/27(b)	1,182,237
750,000	OneMain Direct Auto Receivables Trust 2021-1, Series 2021-1A, Class A, 0.870%, 7/14/28(b)	714,803
500,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/32(b)	503,866
630,000	OneMain Financial Issuance Trust 2019- 2, Series 2019-2A, Class A, 3.140%, 10/14/36(b)	616,488
480,000	OneMain Financial Issuance Trust 2021-1, Series 2021-1A, Class A1, 1.550%, 6/16/36(b)	438,213
295,597	Santander Drive Auto Receivables Trust, Series 2020-3, Class B, 0.690%, 3/17/25	295,127
530,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/26	526,013
300,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class B, 0.730%, 3/17/25	299,228
174,570	Saxon Asset Securities Trust, Series 2004- 3, Class M1, 1.357%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	173,050
434,201	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/46(b)	428,020
500,000	Toyota Auto Loan Extended Note Trust 2021-1, Series 2021-1A, Class A, 1.070%, 2/27/34(b)	464,870
71,104	U.S. Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	72,285
215,000	Wheels SPV 2, LLC, Series 2020-1A, Class A3, 0.620%, 8/20/29(b)	208,315

	Total Asset Backed Securities
	(Cost $16,120,831)	15,549,689

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.9%
61,638	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	61,366

See accompanying Notes to the Financial Statements.

60

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$449,100	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.500%, 7/25/49(b)(c)	$448,096
28,486	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	28,892
9,788	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	9,769
36,226	Countrywide Home Loan Mortgage Pass- Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	35,578
69,434	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates, Series 2004-1, Class 2A1, 6.500%, 2/25/34	69,028
47,583	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	50,744
192,600	Fannie Mae, Series 2003-21, Class OW, 4.000%, 3/25/33	196,318
682,000	Fannie Mae, Series 2008-2, Class PH, 5.500%, 2/25/38	760,374
527,000	Fannie Mae, Series 2009-28, Class HX, 5.000%, 5/25/39	582,822
825,833	Fannie Mae, Series 2010-150, Class YL, 4.000%, 1/25/41	892,230
380,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	403,092
281,082	Fannie Mae, Series 2011-74, Class QM, 4.500%, 11/25/40	289,136
943,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	929,622
524,301	Fannie Mae, Series 2013-91, Class DV, 3.000%, 10/25/26	524,186
163,216	Fannie Mae, Series 2016-85, Class GA, 2.500%, 10/25/45	159,695
342,981	Fannie Mae, Series 2017-26, Class CD, 3.500%, 1/25/43	345,336
870,000	Fannie Mae, Series 2017-42, Class HL, 3.000%, 6/25/47	866,313
85,910	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	93,055
156,474	Freddie Mac, Series 2768, Class PC, 4.000%, 3/15/34	158,464
105,642	Freddie Mac, Series 3042, Class PZ, 5.750%, 9/15/35	129,479
115,796	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	122,185
500,000	Freddie Mac, Series 3714, Class PB, 4.750%, 8/15/40	549,880
18,204	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	18,547
200,000	Freddie Mac, Series 3815, Class TB, 4.500%, 2/15/41	214,690
166,139	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	171,658

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$375,530	Freddie Mac, Series 3989, Class JW, 3.500%, 1/15/42	$377,447
338,000	Freddie Mac, Series 4088, Class CD, 3.000%, 8/15/42	329,244
300,000	Freddie Mac, Series 4094, Class ME, 2.500%, 8/15/42	285,774
195,000	Freddie Mac, Series 4097, Class CU, 1.500%, 8/15/27	182,813
443,418	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	443,934
119,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	117,328
171,186	Freddie Mac, Series 4173, Class NB, 3.000%, 3/15/43	170,980
134,891	Freddie Mac, Series 4215, Class LD, 2.000%, 7/15/41	132,056
47,294	Freddie Mac, Series 4293, Class MH, 3.000%, 12/15/41	47,111
311,107	Freddie Mac, Series 4650, Class BC, 3.500%, 5/15/43	313,783
428,978	Freddie Mac, Series 5115, Class G, 2.500%, 9/25/50	412,858
295,029	Freddie Mac Strips, Series 219, Class PO, 3/1/32	268,214
63,720	Ginnie Mae, Series 2004-69, Class GC, 5.500%, 4/20/34	68,275
5,768	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	5,788
612,000	Ginnie Mae, Series 2017-75, Class DL, 3.000%, 3/20/47	592,987
800,000	Ginnie Mae, Series 2019-6, Class JK, 3.500%, 1/20/49	821,127
521,459	JP Morgan Mortgage Trust, Series 2017-5, Class A1B, 3.050%, 10/26/48(b)(c)	520,744
147,642	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	147,151
23,138	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	20,071
8,406	RBSGC Mortgage Loan Trust, Series 2007- B, Class 3A1, 3.647%, 7/25/35(c)	8,729

	Total Collateralized Mortgage Obligations
	(Cost $13,764,367)	13,376,969

COMMERCIAL MORTGAGE-BACKED SECURITIES — 27.5%
250,000	BANK 2020-BNK29, Series 2020-BN29, Class A4, 1.997%, 11/15/53	224,713
325,000	BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.037%, 4/15/53	295,802
589,492	Benchmark Mortgage Trust, Series 2020- B18, Class A5, 1.925%, 7/15/53	529,904
1,250,000	Benchmark Mortgage Trust, Series 2020- B21, Class A5, 1.978%, 12/17/53	1,121,549

Continued

61

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$270,000	BX 2021-LBA3 Mortgage Trust, Series 2021-PAC, Class C, 1.496%, (LIBOR USD 1-Month plus 1.10%), 10/15/36(a) (b)	$259,520
269,000	BX Commercial Mortgage Trust, Series 2021-21M, Class C, 1.574%, (LIBOR USD 1-Month plus 1.18%), 10/15/36(a) (b)	258,354
277,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 1.897%, (LIBOR USD 1-Month plus 1.50%), 11/15/38(a) (b)	272,691
313,000	BX Commercial Mortgage Trust, Series 2021-CIP, Class C, 1.868%, (LIBOR USD 1-Month plus 1.47%), 12/15/38(a) (b)	305,926
223,496	BX Commercial Mortgage Trust, Series 2021-XL2, Class C, 1.594%, (LIBOR USD 1-Month plus 1.20%), 10/15/38(a) (b)	218,164
367,000	BX Commercial Mortgage Trust, Series 2022-LP2, Class B, 1.617%, (CME Term SOFR 1-Month 1.31%), 2/15/39(a)(b)	359,422
275,000	BX Trust, Series 2021-RISE, Class C, 1.847%, (LIBOR USD 1-Month plus 1.45%), 11/15/36(a)(b)	267,763
589,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	592,120
700,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631%, 2/10/50	706,970
100,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	101,598
365,000	Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4, 4.371%, 9/10/46(c)	371,161
405,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	412,765
500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.778%, 9/10/58	506,774
453,969	COMM 2012-CCRE3 Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	453,731
75,000	COMM 2013-CCRE11 Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 8/10/50	76,310
75,000	COMM 2013-CCRE13 Mortgage Trust, Series 2013-CR13, Class A4, 4.194%, 11/10/46(c)	76,198
350,000	COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class A4, 4.074%, 2/10/47(c)	354,855

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$500,000	COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class A5, 3.828%, 7/15/47	$505,467
263,535	COMM 2015-CCRE23 Mortgage Trust, Series 2015-CR23, Class A2, 2.852%, 5/10/48	263,385
25,606	COMM Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	25,569
266,000	COMM Mortgage Trust, Series 2014- CR20, Class A4, 3.590%, 11/10/47	267,221
153,000	COMM Mortgage Trust, Series 2014- UBS2, Class A5, 3.961%, 3/10/47	154,771
455,000	COMM Mortgage Trust, Series 2014- UBS4, Class A5, 3.694%, 8/10/47	456,700
250,000	COMM Mortgage Trust, Series 2017- COR2, Class A3, 3.510%, 9/10/50	251,080
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	503,085
251,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 1.717%, (LIBOR USD 1-Month plus 1.32%), 11/15/38(a) (b)	245,655
886,886	Fannie Mae-Aces, Series 2017-M7, Class A2, 2.961%, 2/25/27(c)	885,934
338,358	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.880%, 7/25/27(c)	325,816
778,824	Ginnie Mae, Series 2014-126, Class A, 2.500%, 11/16/46	770,245
443,397	Ginnie Mae, Series 2019-79, Class V, 2.800%, 3/16/29	431,935
31,993	GS Mortgage Securities Trust, Series 2010- C1, Class B, 5.148%, 8/10/43(b)	31,762
300,000	GS Mortgage Securities Trust, Series 2013- GC14, Class A5, 4.243%, 8/10/46	304,541
85,000	GS Mortgage Securities Trust, Series 2014- GC24, Class A5, 3.931%, 9/10/47	85,713
500,000	GS Mortgage Securities Trust, Series 2016- GS4, Class A4, 3.442%, 11/10/49(c)	499,139
64,000	GS Mortgage Securities Trust, Series 2020- GC47, Class A5, 2.377%, 5/12/53	59,431
500,000	GS Mortgage Securities Trust, Series 2020- GSA2, Class A5, 2.012%, 12/12/53	446,131
196,691	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	192,175
164,218	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4, 3.994%, 1/15/46(c)	165,884
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A5, 2.960%, 4/15/46	349,744
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	505,100

Continued

62

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$185,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(c)	$187,829
132,662	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX, Series 2012-CBX, Class A4, 3.483%, 6/15/45	132,741
274,000	Med Trust, Series 2021-MDLN, Class C, 2.197%, (LIBOR USD 1-Month plus 1.80%), 11/15/38(a)(b)	268,577
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	101,357
300,167	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/47	301,158
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	507,709
149,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	147,234
435,000	Morgan Stanley Capital I Trust, Series 2018-H3, Class A5, 4.177%, 7/15/51	450,027
659,333	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.041%, 7/15/53	596,093
300,000	OPG Trust, Series 2021-PORT, Class C, 1.229%, (LIBOR USD 1-Month plus 0.83%), 10/15/36(a)(b)	284,179
245,006	SMR Mortgage Trust, Series 2022-IND, Class A, 1.951%, (CME Term SOFR 1-Month 1.65%), 2/15/39(a)(b)	242,591
365,585	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.091%, 8/10/49	366,112
600,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405%, 12/15/47	600,719
644,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	653,120
50,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794%, 12/15/49	50,927
300,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	303,103
220,800	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5, 2.448%, 6/15/53	206,544
500,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C57, Class A4, 2.118%, 8/15/53	455,387

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$300,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/53	$271,224
302,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.875%, 12/15/45	301,901
196,485	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2, 3.431%, 6/15/45	196,253
200,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	200,023
78,552	WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A4, 4.079%, 3/15/46(c)	79,674
475,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/47	477,205
302,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	306,204

	Total Commercial Mortgage-Backed Securities
	(Cost $24,341,425)	23,180,664

CORPORATE BONDS — 1.0%
	Diversified Telecommunication Services — 0.7%
575,000	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(b)	587,422

	Equity Real Estate Investment Trusts (REITS) — 0.3%
250,000	American Tower Trust, 3.652%, 3/23/28(b)	253,084

	Total Corporate Bonds
	(Cost $849,376)	840,506

MORTGAGE-BACKED SECURITIES — 29.8%
	Fannie Mae — 18.5%
491,577	3.590%, 1/1/24, Pool #BL1146	491,106
140,330	3.000%, 1/1/31, Pool #BA6574	141,831
399,740	4.500%, 3/1/34, Pool #CA3294	423,560
348,012	2.500%, 11/1/35, Pool #CA7939	344,543
74,162	5.500%, 6/1/38, Pool #984277	81,425
36,159	5.500%, 8/1/38, Pool #995072	39,887
45,116	4.500%, 9/1/39, Pool #AC1830	48,041
41,696	4.500%, 10/1/40, Pool #AE4855	44,400
85,726	3.500%, 2/1/41, Pool #AH5646	87,506
123,883	4.000%, 3/1/41, Pool #AH4008	129,673
372,842	2.500%, 5/1/41, Pool #MA4334	360,892
32,595	4.500%, 6/1/41, Pool #AC9298	34,591
104,849	5.000%, 7/1/41, Pool #AI5595	112,823

Continued

63

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$171,393	4.000%, 9/1/41, Pool #AJ1717	$179,472
127,443	3.500%, 6/1/42, Pool #AB5373	129,537
44,648	4.500%, 10/1/44, Pool #MA2066	47,384
135,223	4.000%, 12/1/44, Pool #MA2127	141,214
145,433	4.500%, 1/1/45, Pool #MA2158	154,413
158,087	3.500%, 3/1/45, Pool #AS4552	161,233
150,025	4.000%, 10/1/45, Pool #AL7487	156,326
998,390	3.000%, 10/1/46, Pool #BC4764	991,475
109,983	4.000%, 11/1/46, Pool #MA2808	114,413
131,382	3.000%, 2/1/47, Pool #BE2329	130,466
80,150	4.000%, 5/1/47, Pool #BE9598	82,855
74,408	4.500%, 11/1/47, Pool #BM3286	79,053
175,319	3.500%, 12/1/47, Pool #CA0833	177,137
81,855	4.500%, 5/1/48, Pool #CA1711	85,188
116,820	3.500%, 9/1/49, Pool #BJ9608	117,549
255,489	3.500%, 6/1/50, Pool #CA6097	256,401
251,985	3.000%, 7/1/50, Pool #CA6421	247,259
246,683	3.000%, 7/1/50, Pool #CA6422	241,791
624,588	2.500%, 8/1/50, Pool #FM4053	597,508
390,315	2.500%, 8/1/50, Pool #FM4055	373,866
1,000,000	3.000%, 8/1/50, Pool #FS0973	982,887
476,113	2.500%, 10/1/50, Pool #FM4702	455,954
572,582	2.500%, 3/1/51, Pool #FM6523	547,816
402,841	3.000%, 5/1/51, Pool #FM7346	395,021
1,214,792	2.500%, 8/1/51, Pool #FM8438	1,164,502
352,312	3.000%, 11/1/51, Pool #CB2170	345,350
1,172,006	3.000%, 2/1/52, Pool #CB2891	1,151,198
989,308	3.500%, 2/1/52, Pool #MA4550	993,333
1,150,000	3.000%, 3/1/52, Pool #BV4143	1,136,510
800,000	3.500%, 4/1/52, Pool #FS1185	805,339
750,000	3.500%, 4/1/52, Pool #FS1260	755,208
		15,537,936

	Freddie Mac — 11.3%
53,153	4.000%, 11/1/32, Pool #ZS8993	55,096
231,475	3.500%, 5/1/35, Pool #ZA2378	234,557
160,134	4.000%, 5/1/37, Pool #ZA2461	166,039
23,119	5.500%, 10/1/39, Pool #ZI9359	25,406
38,088	5.000%, 4/1/40, Pool #ZI9910	41,237
72,803	5.500%, 4/1/40, Pool #ZA1042	79,248
29,580	5.000%, 8/1/40, Pool #ZA1056	32,022
74,199	4.000%, 11/1/40, Pool #ZJ0654	77,509
84,677	4.000%, 12/1/40, Pool #ZJ0811	88,658
187,105	3.500%, 8/1/42, Pool #ZL3508	191,237
686,407	3.000%, 12/1/42, Pool #Q14108	686,967
255,011	3.500%, 3/1/43, Pool #ZT1107	260,606
179,907	3.500%, 1/1/45, Pool #ZL8964	183,636
142,508	3.500%, 3/1/45, Pool #ZT1164	145,613
107,304	3.000%, 1/1/46, Pool #ZS4646	106,794
109,139	4.000%, 4/1/46, Pool #ZM1015	113,179
115,511	3.500%, 12/1/47, Pool #ZM5123	117,123
306,401	2.500%, 11/1/49, Pool #QA4396	293,694
134,050	3.000%, 1/1/50, Pool #QA6230	131,919
1,014,084	3.000%, 6/1/51, Pool #SD8152	994,279
895,412	2.500%, 7/1/51, Pool #QC4230	861,396

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$427,785	3.000%, 7/1/51, Pool #RA5552	$419,679
365,890	3.500%, 7/1/51, Pool #RA5549	367,800
1,209,682	3.000%, 8/1/51, Pool #SD8162	1,186,051
1,139,228	2.500%, 9/1/51, Pool #RA5921	1,089,834
986,008	3.000%, 1/1/52, Pool #SD8190	966,713
642,469	3.500%, 1/1/52, Pool #RA6531	645,370
		9,561,662

	Ginnie Mae — 0.0%
8,558	4.000%, 12/20/40, Pool #755678	8,936

	Total Mortgage-Backed Securities
	(Cost $25,951,981)	25,108,534

U.S. TREASURY BONDS — 1.5%
1,000,000	2.375%, 2/15/42	965,625
315,000	1.875%, 11/15/51	276,117

	Total U.S. Treasury Bonds
	(Cost $1,272,179)	1,241,742

U.S. TREASURY NOTES — 1.8%
650,000	1.375%, 11/15/31	596,679
1,000,000	1.875%, 2/15/32	960,469

	Total U.S. Treasury Notes
	(Cost $1,595,302)	1,557,148

Shares
MONEY MARKET FUND — 4.4%
3,714,308	Federated Treasury Obligations Fund, Institutional Shares, 0.13%(d)	3,714,308

	Total Money Market Fund
	(Cost $3,714,308)	3,714,308

Total Investments — 100.4%
(Cost $87,609,769)		84,569,560
Net Other Assets (Liabilities) — (0.4)%.		(295,427)
NET ASSETS — 100.0%		$84,274,133

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2022. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2022. The maturity date reflected is the final maturity date.
(d)	Represents the current yield as of report date.

Continued

64

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

STEP	Step Coupon Bond

Continued

65

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 95.7%
	North Carolina — 95.7%
$4,190,000	Alamance County, NC, School Improvements G.O., 5.000%, 5/1/27	$4,772,117
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,006,310
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,006,310
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,062,510
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,087,874
1,475,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/28	1,610,597
1,175,000	Buncombe County, NC, School Improvements, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/29	1,245,876
1,010,000	Cape Fear Public Utility Authority, Advance Refunding Revenue Bonds, 5.000%, 8/1/25	1,109,041
1,895,000	Cape Fear Public Utility Authority, Refunding Revenue Bonds, Series A, Callable 8/1/29 @ 100, 4.000%, 8/1/38	2,046,733
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,063,610
1,040,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 6/1/29 @ 100, 5.000%, 6/1/30	1,227,252
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 6/1/29 @ 100, 5.000%, 6/1/31	1,176,960
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 6/1/29 @ 100, 5.000%, 6/1/32	1,171,720
2,275,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/33	2,644,392
1,520,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/34	1,762,030
3,000,000	Charlotte, NC, Water & Sewer System Refunding Revenue, Callable 7/1/28 @ 100, 5.000%, 7/1/36	3,481,620
2,295,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue, 5.000%, 7/1/27	2,638,057

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,770,000	Charlotte, NC, Water & Sewer System Revenue, Current Refunding Revenue Bonds, 5.000%, 7/1/26	$1,990,613
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,290,922
2,500,000	Durham Capital Financing Corp., Refunding Revenue Limited Obligation, Callable 6/1/23 @ 100, 5.000%, 6/1/38	2,596,150
1,225,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @ 100, 5.000%, 10/1/27	1,349,827
1,000,000	Elizabeth City State University, Board of Governors of NC, Advance Refunding Revenue Bonds, Callable 4/1/29 @ 100 (AGM), 5.000%, 4/1/40	1,116,820
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,818,582
1,690,000	Fayetteville, NC, Public Works Commission, Multi-Utility Improvements Revenue, Callable 3/1/28 @ 100, 5.000%, 3/1/29	1,951,527
3,000,000	Forsyth County NC, Public Improvements, G.O., Series B, Callable 3/1/29 @ 100, 5.000%, 3/1/31	3,534,240
2,200,000	Forsyth County NC, Refunding Revenue, G.O., 5.000%, 7/1/26	2,474,208
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	1,861,762
2,160,000	Guilford County, NC, Public Facilities G.O., Series A, 5.000%, 3/1/31	2,647,382
2,075,000	High Point, NC, Combined Water & Sewer System, Advance Refunding Revenue Bonds, 5.000%, 11/1/26	2,346,617
3,000,000	Johnston County, NC, Correctional Facilities Improvements, Current Refunding Revenue, Series A, 5.000%, 4/1/26	3,345,750
1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,322,327
1,465,000	Moore County, Advance Refunding Revenue, G.O., 5.000%, 6/1/28	1,704,425
1,250,000	New Hanover County, NC, Public Facilities Revenue Bonds, Series A, 5.000%, 2/1/26	1,389,500
2,450,000	New Hanover County, NC, Current Refunding G.O., Series A, 4.000%, 8/1/25	2,607,658

See accompanying Notes to the Financial Statements.

66

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	$1,094,480
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/34	1,329,793
1,100,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,128,094
840,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/24	887,023
750,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/25	808,147
1,045,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue (Housing and Urban Development, Section 8), 5.000%, 10/1/25	1,135,413
1,750,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, Callable 10/1/27 @ 100 (Housing and Urban Development, Section 8), 5.000%, 10/1/34	1,925,980
1,205,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.000%, 4/1/33	1,360,963
1,000,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.000%, 4/1/37	1,124,510
1,250,000	North Carolina Medical Care Commission, Health Care Facilities, Nursinghome Improvement Revenue Bonds, Series A, Callable 1/1/30 @ 100, 5.000%, 7/1/33	1,459,750
3,000,000	North Carolina Medical Care Commission, Health Care Facilities, Nursinghome Improvement Revenue Bonds, Series A, Callable 2/1/31 @ 100, 4.000%, 2/1/36	3,318,300
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,797,764
1,000,000	North Carolina Municipal Power Agency No. 1, Advance Refunding Revenue Bonds, Series A, Callable 7/1/26 @ 100, 5.000%, 1/1/29	1,106,190

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$3,100,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/28	$3,529,412
4,385,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/30	4,969,871
2,000,000	North Carolina State, Build North Carolina Programs, Highway improvements Revenue Bonds, Series B, Callable 5/1/30 @ 100, 5.000%, 5/1/32	2,375,680
5,000,000	North Carolina State, Highway Improvements Revenue Bonds, Series N, Callable 3/1/31 @ 100, 4.000%, 3/1/34	5,467,900
2,500,000	North Carolina State, Public Improvements G.O., Series A, 5.000%, 6/1/30	3,026,100
2,645,000	North Carolina State, Refunding Revenue G.O., Series B, 5.000%, 6/1/25	2,896,513
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,096,160
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/26	1,377,187
1,500,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/27	1,688,070
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue, Callable 1/1/27 @ 100 (AGM), 5.000%, 1/1/28	2,355,990
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,217,829
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,191,429
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,395,000
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,546,875
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,665,469
1,000,000	Raleigh, NC, Refunding Revenue, Callable 2/1/26 @ 100, 5.000%, 2/1/27	1,110,920
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,186,934
1,025,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 6/1/29 @ 100, 4.000%, 6/1/35	1,115,672

Continued

67

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$720,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 6/1/29 @ 100, 5.000%, 6/1/30	$844,963
1,010,000	Town of Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,082,124
870,000	Town of Oak Island, NC, Combined Enterprise System, Advance Refunding Revenue (AGM), 5.000%, 6/1/25	945,751
2,235,000	Union County, NC, Enterprise Systems, Water Utility Improvements, Refunding Revenue, Series A, Callable 6/1/29 @ 100, 4.000%, 6/1/38	2,402,759
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,053,280
2,005,000	University of North Carolina at Chapel Hill, Current Refunding Revenue Bonds, Series B, Callable 12/1/31 @ 100, 5.000%, 12/1/37	2,451,614
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	1,796,242
410,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 5/2/22 @ 100 (Assured Guaranty), 5.250%, 10/1/24	411,382
1,985,000	Wake County, NC, Advance Refunding Revenue Bonds, Series A, Callable 12/1/26 @ 100, 5.000%, 12/1/28	2,242,971
3,610,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/28 @ 100, 5.000%, 3/1/30	4,228,328
1,000,000	Wake County, NC, Public Improvements, Refunding Notes, G.O., Series A, 5.000%, 3/1/28	1,164,190
2,000,000	Wake County, NC, School Improvements, Revenue Bonds, Callable 9/1/29 @ 100, 5.000%, 9/1/30	2,369,920
1,270,000	Wake County, NC, School Improvements, Revenue Bonds, Series A, 5.000%, 9/1/29	1,508,912
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,138,749
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,006,470
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,064,690

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	$1,242,927
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	1,997,963
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,000,000
	Total Municipal Bonds
	(Cost $157,327,232)	158,103,972

Shares
MONEY MARKET FUND — 2.4%
3,989,618	Federated Treasury Obligations Fund, Institutional Shares, 0.13%(a)	3,989,618

	Total Money Market Fund
	(Cost $3,989,618)	3,989,618

Total Investments — 98.1%
(Cost $161,316,850)		162,093,590
Net Other Assets (Liabilities) — 1.9%.		3,106,521
NET ASSETS — 100.0%		$165,200,111

(a)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation

Continued

68

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.7%
	South Carolina — 98.7%
$1,000,000	Aiken County, SC, Consolidated School District, School Improvements G.O., Series A, Callable 4/1/29 @ 100 (SCSDE), 4.000%, 4/1/34	$1,084,530
1,000,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.000%, 6/1/31	1,100,910
750,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.000%, 6/1/33	820,643
1,515,000	Anderson County, SC, School District No. 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100 (SCSDE), 5.000%, 3/1/28	1,640,412
1,160,000	Beaufort County, SC, School District. School Improvements G.O., Series A (SCSDE), 5.000%, 3/1/29	1,366,039
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/25	1,086,620
1,215,000	Charleston, SC, Waterworks & Sewer System Revenue, Advance Refunding Revenue, Series A, Callable 7/1/26 @ 100, 4.000%, 1/1/41	1,290,597
450,000	Charleston County, Airport District Port, Airport & Marina Improvements Revenue, Callable 7/1/29 @ 100, 5.000%, 7/1/30	521,982
1,000,000	Charleston Public Facilities Corp., Charleston City Project Series, Parking Facilities Improvement Revenue, Callable 9/1/27 @ 100, 5.000%, 9/1/29	1,144,720
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,433,793
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,058,420
1,000,000	College of Charleston, University & College Improvements Revenue, Series B, 5.000%, 4/1/27	1,135,090
1,650,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/28 @ 100, 5.000%, 2/1/48	1,914,016
1,500,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Series A, Callable 2/1/29 @ 100, 5.000%, 2/1/49	1,772,250

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	$1,070,450
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	1,172,369
1,000,000	Georgetown County, SC, School District, School Improvements, G.O., Callable 3/1/28 @ 100 (SCSDE), 4.000%, 3/1/30	1,090,590
1,415,000	Greenville Health System, Hospital System Board, Series B, Callable 5/1/24 @ 100, 5.000%, 5/1/31	1,494,353
1,040,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,091,917
1,855,000	Lancaster County SC, Lancaster School District, School Improvements, G.O., Callable 3/1/27 @ 100 (SCSDE), 4.000%, 3/1/28	2,001,786
1,600,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,682,560
1,530,000	Lexington County, School District No. 2, G.O., Series C, Callable 3/1/27 @ 100 (SCSDE), 5.000%, 3/1/29	1,734,898
1,345,000	Lexington County, School District No. 2, G.O., Series C, Callable 3/1/27 @ 100 (SCSDE), 5.000%, 3/1/30	1,522,728
1,085,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,208,983
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,543,235
1,485,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27 @ 100, 5.000%, 12/1/29	1,685,193
1,570,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,662,520
1,270,000	Richland County, SC, Public Facilities G.O., 5.000%, 3/1/28	1,476,832
1,160,000	Richland County, SC, Public Facilities G.O., 5.000%, 3/1/30	1,398,589
1,640,000	Richland County, SC, School District No. 2, Refunding Bonds, G.O., Series B, Callable 3/1/27 @ 100 (SCSDE), 4.000%, 3/1/29	1,765,296
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 5/2/22 @ 100 (AGM), 5.000%, 1/1/23	1,002,710

See accompanying Notes to the Financial Statements.

69

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/33	$1,029,830
1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,609,575
470,000	SCAGO Educational Facilities Corp. for Spartanburg School District No. 1, Refunding Revenue, Series B, 4.000%, 6/1/24	488,189
585,000	SCAGO Educational Facilities Corp. for Spartanburg School District No. 1, Refunding Revenue, Series B, 5.000%, 6/1/22	588,475
625,000	SCAGO Educational Facilities Corp. for Spartanburg School District No. 1, Refunding Revenue, Series B, 5.000%, 6/1/25	677,425
600,000	SCAGO Educational Facilities Corp. for Sumter County School 17, Refunding Revenue, 5.000%, 12/1/24	644,634
490,000	SCAGO Educational Facilities Corp. for Sumter County School 17, Refunding Revenue, 5.000%, 12/1/25	538,486
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advance Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.000%, 2/1/29	930,707
1,540,000	South Carolina Jobs-Economic Development Authority, Wofford College Project, University & College Improvements Revenue, Callable 4/1/29 @ 100, 5.000%, 4/1/44	1,720,719
1,000,000	South Carolina Jobs-Economic Development Authority, Wofford College Project, University & College Improvements Revenue, Callable 4/1/29 @ 100, 5.000%, 4/1/49	1,111,010
1,400,000	South Carolina State Fiscal Accountability Authority, Department of Mental Health Project, Callable 4/1/27 @ 100, 5.000%, 10/1/37	1,573,656

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,470,000	South Carolina State Housing Finance & Development Authority, Refunding Revenue, Series A, 5.000%, 7/1/30	$1,704,730
1,000,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, Callable 10/1/27 @ 100 (AGM-CR), 5.000%, 10/1/38	1,125,700
1,740,000	Spartanburg, SC, Water System Revenue, Water Utility Improvements Refunding Revenue, Series B, Callable 6/1/27 @ 100, 5.000%, 6/1/39	1,944,276
1,235,000	State of South Carolina, Refunding Revenue, G.O., Series D, Callable 4/1/26 @ 100 (State Aid Withholding), 5.000%, 4/1/28	1,379,347
1,195,000	State of South Carolina, University & College Improvements, G.O., Series B, Callable 10/1/27 @ 100 (State Aid Withholding), 5.000%, 4/1/30	1,372,983
1,150,000	Town of Mount Pleasant, SC, Public Facilities, G.O., Callable 6/1/28 @ 100, 5.000%, 6/1/30	1,337,277

	Total Municipal Bonds
	(Cost $61,277,095)	61,752,050

Shares
MONEY MARKET FUND — 4.9%
3,080,388	Federated Treasury Obligations Fund, Institutional Shares, 0.13%(a)	3,080,388

	Total Money Market Fund
	(Cost $3,080,388)	3,080,388

Total Investments — 103.6%
(Cost $64,357,483)		64,832,438
Net Other Assets (Liabilities) — (3.6)%.		(2,223,525)
NET ASSETS — 100.0%		$62,608,913

(a)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation
SCAGO	South Carolina Association of Governmental Organizations
SCSDE	South Carolina School District Enhancement

Continued

70

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 94.4%
	District of Columbia — 2.2%
$1,450,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Callable 7/1/27 @ 100, 5.000%, 7/1/36	$1,634,382
	Virginia — 92.2%
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	1,741,055
1,240,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.000%, 6/1/27	1,416,452
1,365,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.000%, 6/1/26	1,532,172
1,450,000	Arlington County, VA, Public Improvements G.O., Callable 8/15/27 @ 100, 5.000%, 8/15/30	1,663,600
1,500,000	Arlington County, VA, Public Improvements G.O., Series A, Callable 8/15/27 @ 100, 5.000%, 8/15/29	1,725,900
1,000,000	Campbell County Industrial Development Authority, Public Facilities, School Improvements Revenue, Callable 6/1/30 @ 100, 5.000%, 6/1/32	1,182,900
1,770,000	Chesapeake, VA, Public Improvements, Refunding G.O., Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/30	2,028,296
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,179,069
1,000,000	Chesterfield County, VA, School District, School Public Improvement, G.O., Series A, Callable 1/1/28 @ 100 (State Aid Withholding), 4.000%, 1/1/31	1,098,910
1,000,000	Chesterfield County, VA, School Public Improvement, Advance Refunding, G.O., Callable 1/1/26 @ 100, 5.000%, 1/1/28	1,110,890
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,192,014
1,500,000	Fairfax County, VA, Public Improvement, Refunding G.O., Series A, Callable 4/1/26 @ 100 (State Aid Withholding), 4.000%, 10/1/26	1,617,375
2,000,000	Fairfax County, VA, School District, School Public Improvements G.O., Series A, Callable 4/1/29 @ 100 (State Aid Withholding), 5.000%, 10/1/31	2,353,800

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	$1,059,110
840,000	Fredericksburg Economic Development Authority, VA, Medicorp Health Systems Obligation, Refunding Revenue Bonds, 5.250%, 6/15/22	846,821
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100 (State Aid Withholding), 4.000%, 1/15/27	1,763,427
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100 (State Aid Withholding), 5.000%, 1/15/27	1,084,550
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,076,010
1,365,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,390,430
1,250,000	Loudoun County, VA, Public Improvements, Advance Refunding G.O., Series A, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,383,437
1,810,000	Manassas, VA, Public Improvements, Public Facilities G.O., Callable 7/1/29 @ 100 (State Aid Withholding), 4.000%, 7/1/33	2,002,276
1,530,000	Newport News, Public Improvements G.O., Series A (State Aid Withholding), 5.000%, 2/1/29	1,807,695
1,500,000	Newport News, VA, Public Improvements, G.O., Series A (State Aid Withholding), 5.000%, 2/1/29	1,772,250
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Inc., Current Refunding Revenue Bonds, Series B, Callable 11/1/28 @ 100, 4.000%, 11/1/48	1,063,890
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,021,000
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,493,714
1,445,000	Norfolk, VA, Public Improvements, G.O., Callable 8/1/28 @ 100 (State Aid Withholding), 5.000%, 8/1/47	1,691,864

See accompanying Notes to the Financial Statements.

71

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$2,000,000	Norfolk, VA, Public Improvements, G.O., Series A, Callable 10/1/26 @ 100, 5.000%, 10/1/30	$2,256,740
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/26	1,375,003
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,117,860
1,250,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.000%, 1/15/27	1,386,075
1,200,000	Southampton County Industrial Development Authority, Current Refunding Revenue Bonds, Southampton County Capital, 5.000%, 12/1/28	1,400,616
1,265,000	Virginia Beach, VA, Advance Refunding, G.O., Series B, Callable 9/15/25 @ 100 (State Aid Withholding), 5.000%, 9/15/26	1,395,067
2,295,000	Virginia Beach, VA, Storm Water Utility Revenue, Public Improvements Revenue Bonds, Series A, Callable 11/15/30 @ 100, 5.000%, 11/15/31	2,789,871
1,850,000	Virginia College Building Authority, 21st Century College Programs, University & College Improvements Revenue, Callable 2/1/27 @ 100, 5.000%, 2/1/31	2,085,616
1,500,000	Virginia Commonwealth Transportation Board, Capital Projects, Highway Improvements, Revenue Bonds, Callable 5/15/29 @ 100, 5.000%, 5/15/30	1,779,600
1,215,000	Virginia Commonwealth Transportation Board, Federal Highway Transportation Grant, Callable 9/15/26 @ 100, 5.000%, 9/15/30	1,363,534
2,000,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Anticipation Advance Refunding Revenue, Callable 9/15/27 @ 100, 5.000%, 9/15/31	2,284,940
1,515,000	Virginia Public School Authority, Advance Refunding Revenue, Callable 8/1/25 @ 100, 5.000%, 8/1/26	1,655,880
1,000,000	Virginia Public School Authority, School Improvements Revenue Bonds, Series A (State Aid Withholding), 5.000%, 8/1/31	1,223,760
1,000,000	Virginia Public School Authority, School Improvements, Revenue Bonds, Series A, Callable 8/1/29 @ 100, 4.000%, 8/1/32	1,107,500

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,470,000	Virginia Resources Authority, Multi-Utility Improvements Revenue Bonds, Series B, Callable 11/1/30 @ 100, 4.000%, 11/1/32	$1,651,574
765,000	Western Regional Jail Authority, Prerefunded Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	843,818
760,000	Western Regional Jail Authority, Unrefunded Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	842,832
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	968,208
		67,827,401

	Total Municipal Bonds
	(Cost $69,181,783)	69,461,783

Shares
MONEY MARKET FUND — 4.4%
3,207,411	Federated Treasury Obligations Fund, Institutional Shares, 0.13%(a)	3,207,411

	Total Money Market Fund
	(Cost $3,207,411)	3,207,411

Total Investments — 98.8%
(Cost $72,389,194)		72,669,194
Net Other Assets (Liabilities) — 1.2%.		886,308
NET ASSETS — 100.0%		$73,555,502

(a)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation

Continued

72

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 92.7%
	West Virginia — 92.7%
$630,000	Berkeley County, WV, Board of Education, Current Refunding G.O., 5.000%, 5/1/25	$686,265
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,104,129
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100 (BAM), 4.500%, 10/1/32	1,555,710
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100 (West Virginia Board Commission), 5.000%, 5/1/28	1,204,070
1,000,000	Cabell County Board of Education, School Improvements G.O., (AGM West Virginia Board Commission), 3.000%, 6/1/29	1,036,780
400,000	Fairmont, WV, Water Revenue, Current Refunding Revenue, Series A (BAM), 3.000%, 7/1/23	404,800
530,000	Fairmont, WV, Water Revenue, Current Refunding Revenue, Series A (BAM), 3.000%, 7/1/24	536,890
1,000,000	Jefferson County, WV, Board of Education, School Improvements G.O., (West Virginia Board Commission), 3.000%, 6/1/29	1,032,790
1,500,000	Marshall University, WV, University & College Improvements Revenue Bonds, Series A (AGM), 5.000%, 5/1/30	1,770,585
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100 (West Virginia Board Commission), 5.000%, 5/1/23	1,003,080
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100 (West Virginia Board Commission), 5.000%, 5/1/31	677,079
965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100 (West Virginia Board Commission), 5.000%, 5/1/33	967,972
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,164,080
705,000	Morgantown Utility Board, WV, Combined Water Utility Improvements Revenue, Series B, Callable 6/1/28 @ 100, 5.000%, 12/1/34	814,233

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$750,000	Morgantown Utility Board, WV, Refunding Revenue Green Bonds, Series A (BAM), 4.000%, 12/1/27	$820,770
555,000	Morgantown Utility Board, WV, Refunding Revenue Green Bonds, Series A (BAM), 4.000%, 12/1/29	615,351
2,275,000	Ohio County, WV, Board of Education, School Improvements G.O., Callable 6/1/29 @ 100 (West Virginia Board Commission), 3.000%, 6/1/30	2,348,937
1,845,000	Ohio County, WV, Board of Education, School Improvements G.O., Callable 6/1/29 @ 100 (West Virginia Board Commission), 3.000%, 6/1/31	1,899,723
1,810,000	Ohio County, WV, Board of Education, School Improvements G.O., (West Virginia Board Commission), 4.000%, 6/1/29	2,004,828
1,000,000	Ohio County, WV, Country Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Callable 6/1/22 @ 100, 4.750%, 6/1/31	1,001,290
1,020,000	Pleasants County, WV, Board of Education, Current Refunding G.O., 3.000%, 5/1/25	1,049,315
1,425,000	Pleasants County, WV, Board of Education, Current Refunding G.O., 3.000%, 5/1/26	1,476,699
1,210,000	Putnam Public Service District, WV, Current Refunding Revenue Bonds, Sewer Improvements, Series B, Callable 4/1/28 @ 100 (BAM), 3.000%, 4/1/30	1,236,475
695,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100 Series A, 5.000%, 7/1/27	740,627
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100 Series A, 5.000%, 7/1/28	1,346,327
1,775,000	State of West Virginia, Current Refunding G.O., Series A, 5.000%, 6/1/24	1,891,777
800,000	State Of West Virginia, Fuel Sales Tax Revenue, Group 1 Highway Improvements, G.O., Series S, Callable 6/1/29 @ 100, 5.000%, 6/1/32	946,616
2,000,000	State of West Virginia, Fuel Sales Tax Revenue, Group 1 Highway Improvements, G.O., Series S, Callable 6/1/29 @ 100, 5.000%, 12/1/33	2,361,600
1,000,000	State Of West Virginia, Fuel Sales Tax Revenue, Group 1 Highway Improvements, G.O., Series S, Callable 6/1/29 @ 100, 5.000%, 12/1/35	1,178,560

See accompanying Notes to the Financial Statements.

73

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,765,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O., Series B, Callable 6/1/28 @ 100, 4.000%, 6/1/43	$1,900,181
2,000,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O., Series B, Callable 6/1/28 @ 100, 5.000%, 12/1/39	2,305,200
1,000,000	State of West Virginia, General Fund, Highway Improvements G.O., Series B, Callable 6/1/28 @ 100, 5.000%, 6/1/36	1,156,760
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/25	2,012,260
3,185,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	3,204,588
1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/28	1,311,243
1,500,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/28 @ 100, 5.000%, 7/1/35	1,736,400
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,102,402
1,000,000	West Virginia Higher Education Policy, Community & Technical College Capital, University & College Improvements Refunding Revenue, Callable 7/1/27 @ 100, 5.000%, 7/1/30	1,137,610
750,000	West Virginia Higher Education Policy, Community & Technical College Capital, University & College Improvements Refunding Revenue, Callable 7/1/27 @ 100, 5.000%, 7/1/36	846,668
775,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Refunding Revenue, Callable 1/1/29 @ 100, 5.000%, 1/1/31	877,098
945,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/24 @ 100, 5.000%, 9/1/25	1,008,731

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,250,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/29 @ 100, 5.000%, 9/1/39	$1,424,237
1,335,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue Bonds, 5.000%, 6/1/26	1,473,720
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100 OID, 5.375%, 6/1/38	2,084,320
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	541,775
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	663,566
1,710,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, 5.000%, 6/1/26	1,909,249
2,065,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.000%, 6/1/39	2,378,839
1,720,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.000%, 6/1/43	1,969,916
1,000,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements Revenue Bonds, Callable 6/1/28 @ 100, 5.000%, 6/1/35	1,154,470
1,420,000	West Virginia State School Building Authority Lottery Revenue, School Improvements Revenue Bonds, Series A, Callable 7/1/25 @ 100, 5.000%, 7/1/26	1,542,461
1,500,000	West Virginia State School Building Authority Lottery Revenue, School Improvements Revenue, Series A, Callable 7/1/28 @ 100, 5.000%, 7/1/29.	1,742,565
1,050,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,100,032
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,642,892

Continued

74

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2022 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,000,000	West Virginia University, University Projects, University & College Improvements Revenue, Callable 10/1/29 @ 100, 5.000%, 10/1/32	$1,178,400
2,000,000	West Virginia University, University Projects, University & College Improvements Revenue, Callable 10/1/29 @ 100, 5.000%, 10/1/33	2,353,460
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,558,657
515,000	West Virginia Water Development Authority, Chesapeake Bay/Greenbrier River, Water Utility Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/25	550,566
1,170,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/24	1,256,393
1,000,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/25	1,099,790
1,000,000	Wheeling, WV, Waterworks & Sewerage System Revenue, Multi-Utility Improvements Revenue Bonds, Series A, Callable 6/1/31 @ 100 (BAM), 4.000%, 6/1/41	1,094,110
1,205,000	Wood County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/25	1,277,095

	Total Municipal Bonds
	(Cost $85,944,147)	85,473,012

Shares
MONEY MARKET FUND — 6.1%
5,582,305	Federated Treasury Obligations Fund, Institutional Shares, 0.13%(a)	5,582,305

	Total Money Market Fund
	(Cost $5,582,305)	5,582,305

Total Investments — 98.8%
(Cost $91,526,452)		91,055,317
Net Other Assets (Liabilities) — 1.2%		1,088,209
NET ASSETS — 100.0%		$92,143,526

(a)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual

G.O.	General Obligation
OID	Original Issue Discount

Continued

75

Sterling Capital Funds

Statement of Assets and Liabilities
March 31, 2022 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Assets:
Investments at fair value (a)	$34,973,146	$67,007,643
Cash	—	—
Foreign currency, at value (cost $—, $—, $—, $—, $—, $215,760 and $—, respectively)	—	—
Dividends receivable	41,132	27,876
Receivable for capital shares issued	680	6,094
Prepaid and other expenses	46,209	23,971
Total Assets	35,061,167	67,065,584
Liabilities:
Distributions payable	—	—
Payable for capital shares redeemed	45,150	20,108
Accrued expenses and other payables:
Investment advisory fees	13,282	33,562
Administration fees	2,498	4,956
Compliance service fees	98	165
Distribution (12b-1) fees	7,133	5,574
Accounting out-of-pocket fees	1,003	828
Custodian fees.	106	745
Printing fees	1,005	2,594
Transfer agent fees.	3,047	12,506
Other fees and liabilities	1,518	2,539
Total Liabilities	74,840	83,577
Net Assets	$34,986,327	$66,982,007
Net Assets Consist of:
Capital.	$46,352,155	$39,156,463
Total distributable earnings	(11,365,828)	27,825,544
Net Assets	$34,986,327	$66,982,007
Net Assets
Class A Shares	$32,551,875	$23,659,645
Class C Shares	316,666	745,058
Institutional Shares	2,117,119	42,379,248
Class R6 Shares	667	198,056
Total.	$34,986,327	$66,982,007
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,325,001	1,211,481
Class C Shares	13,410	46,192
Institutional Shares	85,529	2,111,912
Class R6 Shares	27	9,857
Total.	1,423,967	3,379,442
Net Asset Value
Class A Shares - redemption price per share	$24.57	$19.53
Class C Shares - offering price per share*	$23.61	$16.13
Institutional Shares	$24.75	$20.07
Class R6 Shares	$24.80 **	$20.09
Maximum Sales Charge - Class A Shares	5.75%	5.75%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$26.07	$20.72
(a) Investments at cost	$29,632,237	$43,474,394

*	Redemption price per share varies by length of time shares are held.
**	Class R6 Shares of Sterling Capital Behavioral Large Cap Value Equity Fund net asset values are calculated using unrounded net assets $666.65, divided by unrounded shares 26.88.

See accompanying Notes to the Financial Statements.

76

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital SMID Opportunities Fund

$112,824,685	$649,945,992	$2,380,210,510	$83,538,604	$10,232,531
2,426	3	—	—	—
—	—	—	216,423	—
138,950	400,779	2,568,762	885,339	6,672
479,752	173,268	3,950,766	—	—
21,928	45,512	112,745	16,491	7,318
113,467,741	650,565,554	2,386,842,783	84,656,857	10,246,521

—	—	1	—	—
138,105	556,348	4,356,122	4,745	—

57,140	349,966	1,111,750	28,093	2,946
4,685	45,209	174,476	2,790	769
222	660	1,087	154	90
1,620	109,672	167,912	136	2,146
1,577	3,492	9,991	5,613	281
1,175	4,597	13,317	9,430	119
3,956	24,130	47,547	4,200	694
5,704	79,736	243,971	3,490	2,515
3,454	32,430	93,409	5,438	713
217,638	1,206,240	6,219,583	64,089	10,273
$113,250,103	$649,359,314	$2,380,623,200	$84,592,768	$10,236,248

$83,650,951	$325,607,572	$1,395,554,403	$88,889,869	$6,582,398
29,599,152	323,751,742	985,068,797	(4,297,101)	3,653,850
$113,250,103	$649,359,314	$2,380,623,200	$84,592,768	$10,236,248

$7,493,023	$349,517,277	$482,361,538	$440,456	$4,816,925
37,920	44,197,835	79,587,427	52,583	1,253,100
16,248,078	217,121,477	1,746,560,017	636,959	4,166,223
89,471,082	38,522,725	72,114,218	83,462,770	–
$113,250,103	$649,359,314	$2,380,623,200	$84,592,768	$10,236,248

370,649	11,590,024	17,163,211	48,340	317,485
1,963	1,932,897	2,859,781	5,813	86,095
796,097	6,704,063	61,936,422	69,939	271,085
4,379,451	1,191,873	2,555,910	9,160,515	—
5,548,160	21,418,857	84,515,324	9,284,607	674,665

$20.22	$30.16	$28.10	$9.11	$15.17
$19.32	$22.87	$27.83	$9.05	$14.55
$20.41	$32.39	$28.20	$9.11	$15.37
$20.43	$32.32	$28.21	$9.11	$—
5.75%	5.75%	5.75%	5.75%	5.75%
$21.45	$32.00	$29.82	$9.67	$16.10
$90,082,678	$351,662,806	$1,498,952,502	$80,213,771	$7,076,489

77

Sterling Capital Funds

Statement of Assets and Liabilities

March 31, 2022 (Unaudited)

	Sterling Capital Mid Cap Relative Value Fund		Sterling Capital Real Estate Fund
Assets:
Investments at fair value (a)	$55,688,881		$102,770,512
Interest and dividends receivable	31,722		193,371
Receivable for investments sold	—		—
Receivable for capital shares issued	500		627
Prepaid and other expenses	9,942		20,107
Total Assets	55,731,045		102,984,617
Liabilities:
Cash overdraft	—		—
Distributions payable	—		—
Payable for investments purchased	—		—
Payable for capital shares redeemed	—		6,428
Accrued expenses and other payables:
Investment advisory fees	28,083		48,603
Administration fees	4,163		7,533
Compliance service fees	153		164
Distribution (12b-1) fees	100		319
Accounting out-of-pocket fees	755		641
Legal fees.	769		1,265
Printing fees	2,443		4,922
Transfer agent fees	4,694		9,092
Other fees and liabilities	1,822		3,541
Total Liabilities	42,982		82,508
Net Assets	$55,688,063		$102,902,109
Net Assets Consist of:
Capital.	$21,958,120		$47,403,978
Total distributable earnings	33,729,943		55,498,131
Net Assets	$55,688,063		$102,902,109
Net Assets
Class A Shares	$462,424		$917,384
Class C Shares	3,654		196,204
Institutional Shares	55,221,985		101,768,297
Class R6 Shares	–		20,224
Total.	$55,688,063		$102,902,109
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	6,199		19,607
Class C Shares	50		4,237
Institutional Shares	736,091		2,168,954
Class R6 Shares	—		430
Total.	742,340		2,193,228
Net Asset Value
Class A Shares - redemption price per share	$74.59	**	$46.79
Class C Shares - offering price per share*	$72.47	**	$46.30	**
Institutional Shares	$75.02		$46.92
Class R6 Shares	$—		$47.09	**
Maximum Sales Charge - Class A Shares	5.75%		5.75%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$79.14		$49.64
(a) Investments at cost	$29,612,004		$50,038,982

*	Redemption price per share varies by length of time shares are held.
**	Class A and Class C Shares of the Sterling Capital Mid Cap Relative Value Fund, and Class C and Class R6 Shares of Sterling Capital Real Estate Fund are calculated using unrounded net assets of $462,423.56, $3,654.33, $196,204.38, and $20,222.88, divided by the unrounded shares of 6,199.46, 50.42, 4,237.24 and 429.43, respectively.

See accompanying Notes to the Financial Statements.

78

Sterling Capital Small Cap Value Fund	Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund

$469,525,803	$36,956,074	$123,382,204	$17,736,045	$1,350,361,740
512,008	156,969	629,951	70,004	6,219,745
—	—	1,772,080	—	4,810,700
35,667	1,000,000	59,093	6	2,271,759
33,584	19,057	24,744	7,096	90,882
470,107,062	38,132,100	125,868,072	17,813,151	1,363,754,826

—	—	—	—	6
—	11,368	58,763	1,207	799,604
—	652,073	3,021,143	—	21,268,299
152,017	372	178,705	236	3,976,786

297,792	6,241	20,982	2,200	257,729
34,847	2,791	7,920	1,383	77,142
709	89	434	99	2,157
1,101	1,796	1,360	727	15,561
2,161	8,951	13,061	2,609	28,120
8,463	463	3,062	737	53,760
31,078	1,768	10,463	1,634	101,571
64,663	1,458	10,339	1,582	126,819
27,499	971	7,533	1,066	98,392
620,330	688,341	3,333,765	13,480	26,805,946
$469,486,732	$37,443,759	$122,534,307	$17,799,671	$1,336,948,880

$83,906,560	$39,086,044	$134,331,746	$19,906,532	$1,411,110,901
385,580,172	(1,642,285)	(11,797,439)	(2,106,861)	(74,162,021)
$469,486,732	$37,443,759	$122,534,307	$17,799,671	$1,336,948,880

$3,349,816	$7,191,111	$3,450,312	$2,952,387	$54,218,663
440,044	–	686,612	104,542	4,447,422
460,733,243	30,252,648	100,920,660	14,742,742	988,980,048
4,963,629	–	17,476,723	–	289,302,747
$469,486,732	$37,443,759	$122,534,307	$17,799,671	$1,336,948,880

47,450	746,544	412,905	321,928	5,345,787
6,607	—	82,224	11,421	437,812
6,470,423	3,138,751	12,082,680	1,606,571	97,469,732
69,572	—	2,091,034	—	28,516,897
6,594,052	3,885,295	14,668,843	1,939,920	131,770,228

$70.60	$9.63	$8.36	$9.17	$10.14
$66.60	$—	$8.35	$9.15	$10.16
$71.21	$9.64	$8.35	$9.18	$10.15
$71.35	$—	$8.36	$—	$10.14
5.75%	0.50%	2.00%	2.00%	5.75%
$74.90	$9.68	$8.53	$9.35	$10.76
$161,346,390	$37,507,328	$126,913,352	$18,483,295	$1,413,387,194

79

Sterling Capital Funds

Statement of Assets and Liabilities

March 31, 2022 (Unaudited)

	Sterling Capital Long Duration Corporate Bond Fund	Sterling Capital Quality Income Fund
Assets:
Investments at fair value (a)	$29,302,241	$84,569,560
Cash	—	—
Interest and dividends receivable	312,234	189,325
Receivable for investments sold	171,088	—
Receivable for capital shares issued	—	3,256,931
Prepaid and other expenses	10,688	10,350
Total Assets	29,796,251	88,026,166
Liabilities:
Distributions payable.	993	67,136
Payable for investments purchased	164,039	3,548,248
Payable for capital shares redeemed	277	99,048
Accrued expenses and other payables:
Investment advisory fees	6,250	20,609
Administration fees	71	5,968
Compliance service fees	69	63
Distribution (12b-1) fees	127	10
Other fees and liabilities	9,035	10,951
Total Liabilities	180,861	3,752,033
Net Assets	$29,615,390	$84,274,133
Net Assets Consist of:
Capital.	$31,875,902	$89,589,188
Total distributable earnings	(2,260,512)	(5,315,055)
Net Assets	$29,615,390	$84,274,133
Net Assets
Class A Shares	$544,390	$35,541
Class C Shares	3,154	3,515
Institutional Shares	390,185	84,235,077
Class R6 Shares	28,677,661	–
Total.	$29,615,390	$84,274,133
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	64,105	3,751
Class C Shares	372	371
Institutional Shares	45,948	8,880,077
Class R6 Shares	3,376,581	—
Total.	3,487,006	8,884,199
Net Asset Value
Class A Shares - redemption price per share	$8.49	$9.48
Class C Shares - offering price per share*	$8.48	$9.47
Institutional Shares	$8.49	$9.49
Class R6 Shares	$8.49	$—
Maximum Sales Charge - Class A Shares	2.00%	2.00%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$8.66	$9.67
(a) Investments at cost	$31,519,633	$87,609,769

*	Redemption price per share varies by length of time shares are held.
**	Class C Shares of Sterling Capital West Virginia Intermediate Tax-Free Fund net asset values are calculated using unrounded net assets $23,803.59, divided by unrounded shares 2,452.60.

See accompanying Notes to the Financial Statements.

80

Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund

$162,093,590	$64,832,438	$72,669,194	$91,055,317
1,117,340	—	—	—
2,084,543	769,013	807,802	1,233,319
10,072,924	—	2,016,762	—
465,063	—	16	12,910
11,218	7,816	9,183	9,081
175,844,678	65,609,267	75,502,957	92,310,627

128,744	59,910	75,372	84,787
10,176,001	2,866,491	1,818,441	—
231,365	28,518	5,117	22,529

50,444	19,649	22,625	27,754
12,850	4,991	5,763	7,074
256	194	160	173
7,073	2,312	3,382	5,527
37,834	18,289	16,595	19,257
10,644,567	3,000,354	1,947,455	167,101
$165,200,111	$62,608,913	$73,555,502	$92,143,526

$166,909,973	$62,512,401	$73,963,345	$92,785,839
(1,709,862)	96,512	(407,843)	(642,313)
$165,200,111	$62,608,913	$73,555,502	$92,143,526

$27,277,546	$8,913,793	$14,908,330	$25,651,901
1,205,033	399,084	19,571	23,804
136,717,532	53,296,036	58,627,601	66,467,821
–	–	–	–
$165,200,111	$62,608,913	$73,555,502	$92,143,526

2,630,212	828,062	1,319,063	2,643,268
116,282	37,094	1,732	2,453
13,183,374	4,985,220	5,188,869	6,841,285
—	—	—	—
15,929,868	5,850,376	6,509,664	9,487,006

$10.37	$10.76	$11.30	$9.70
$10.36	$10.76	$11.30	$9.71 **
$10.37	$10.69	$11.30	$9.72
$—	$—	$—	$—
2.00%	2.00%	2.00%	2.00%

$10.58	$10.98	$11.53	$9.90
$161,316,850	$64,357,483	$72,389,194	$91,526,452

81

Sterling Capital Funds

Statements of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Investment Income:
Dividend income	$431,327	$376,965
Foreign tax withholding	(200)	(88)
Total investment income	431,127	376,877
Expenses:
Investment advisory fees (See Note 4)	78,164	220,450
Administration fees (See Note 4)	15,305	32,345
Distribution fees - Class A Shares (See Note 4)	40,388	29,486
Distribution fees - Class C Shares (See Note 4)	1,582	4,536
Distribution fees - Institutional Shares (See Note 4)	—	5
Compliance service fees (See Note 4)	433	692
Trustee fees	1,884	4,332
Accounting and out-of-pocket fees	1,427	1,463
Audit fees	1,027	2,359
Custodian fees	632	1,856
Fund accounting fees (See Note 4)	1,303	2,756
Interest expense (See Note 8)	—	—
Legal fees	1,830	4,415
Printing fees	1,736	4,694
Registration fees	17,259	17,807
Transfer agent fees (See Note 4)	7,821	25,572
Other fees	3,019	4,691
Total expenses before waivers	173,810	357,459
Less expenses waived by the Investment Advisor (See Note 4)	(10,555)	—
Less expenses waived by the Administrator (See Note 4)	—	(140)
Net expenses	163,255	357,319
Net investment income (loss)	267,872	19,558
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	2,768,176	5,694,224
Foreign currency transactions	—	—
Change in unrealized appreciation/depreciation on:
Investments.	(140,990)	(1,535,246)
Foreign currency transactions	—	—
Total realized and unrealized gain (loss)	2,627,186	4,158,978
Change in net assets from operations	$2,895,058	$4,178,536

See accompanying Notes to the Financial Statements.

82

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital SMID Opportunities Fund

$954,512	$2,373,752	$28,682,215	$1,663,858	$42,322
(2,615)	(32,935)	(150,388)	(151,778)	(466)
951,897	2,340,817	28,531,827	1,512,080	41,856

332,663	2,154,697	6,611,036	173,627	38,314
48,848	291,954	1,059,069	38,240	4,820
9,381	444,863	597,145	590	6,198
227	247,693	410,771	270	7,383
164	1	884	—	—
915	4,056	12,935	745	311
6,489	36,737	121,741	5,074	673
2,821	8,235	26,149	9,783	749
3,535	19,988	67,772	2,711	360
2,775	15,770	53,026	19,765	289
4,159	24,862	90,150	3,255	410
1,069	1,045	—	—	—
6,474	37,512	117,835	5,190	708
6,429	38,790	119,850	5,282	756
15,365	27,876	45,689	4,735	6,489
16,129	216,710	844,472	7,985	5,524
6,251	25,516	74,162	10,916	1,812
463,694	3,596,305	10,252,686	288,168	74,796
—	—	—	—	(17,975)
(22,026)	(16,715)	(35,474)	(21,404)	—
441,668	3,579,590	10,217,212	266,764	56,821
510,229	(1,238,773)	18,314,615	1,245,316	(14,965)

7,272,366	29,871,250	124,900,976	377,896	568,562
—	—	—	(25,493)	—
(655,050)	(13,926,421)	46,772,683	(3,895,337)	(257,395)
—	—	—	(8,118)	—
6,617,316	15,944,829	171,673,659	(3,551,052)	311,167
$7,127,545	$14,706,056	$189,988,274	$(2,305,736)	$296,202

83

Sterling Capital Funds

Statements of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

	Sterling Capital Mid Cap Relative Value Fund	Sterling Capital Real Estate Fund
Investment Income:
Interest income	$—	$106
Dividend income	411,191	326,925
Foreign tax withholding	(2,371)	—
Total investment income	408,820	327,031
Expenses:
Investment advisory fees (See Note 4)	185,517	292,626
Administration fees (See Note 4)	27,211	44,830
Distribution fees - Class A Shares (See Note 4)	528	922
Distribution fees - Class C Shares (See Note 4)	17	959
Distribution fees - Institutional Shares (See Note 4)	—	—
Compliance service fees (See Note 4)	626	821
Trustee fees	3,571	5,677
Accounting and out-of-pocket fees.	1,360	1,825
Audit fees	1,924	3,092
Custodian fees	1,602	2,454
Fund accounting fees (See Note 4)	2,319	3,817
Interest expense (See Note 8)	—	—
Legal fees	3,757	5,804
Printing fees	3,987	6,233
Registration fees	9,990	13,190
Transfer agent fees (See Note 4)	11,887	25,267
Other fees	3,612	5,109
Total expenses before waivers	257,908	412,626
Less expenses waived by the Investment Advisor (See Note 4)	—	—
Less expenses waived by the Administrator (See Note 4)	—	(8)
Net expenses	257,908	412,618
Net investment income (loss)	150,912	(85,587)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	7,635,228	3,219,007
Change in unrealized appreciation/depreciation on:
Investments.	(5,510,256)	5,051,891
Total realized and unrealized gain (loss)	2,124,972	8,270,898
Change in net assets from operations	$2,275,884	$8,185,311

See accompanying Notes to the Financial Statements.

84

Sterling Capital Small Cap Value Fund	Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund

$655	$253,970	$1,240,709	$131,457	$16,321,548
2,786,743	58	—	33	1,222
—	—	—	—	—
2,787,398	254,028	1,240,709	131,490	16,322,770

1,919,493	38,887	149,857	30,589	1,834,933
225,293	17,130	65,872	8,421	646,366
4,505	10,377	5,210	4,009	72,716
2,255	—	4,587	581	25,103
—	—	—	—	22
3,387	449	1,348	360	9,500
29,645	2,068	9,329	1,110	92,884
6,933	12,375	14,783	6,037	49,408
15,862	1,113	4,709	627	48,433
13,004	897	4,665	500	39,114
19,195	1,458	5,620	717	55,048
2,181	—	—	3	—
31,361	2,068	11,007	1,400	106,498
33,085	2,050	11,645	1,498	108,304
17,494	7,773	20,731	5,542	38,178
185,971	4,103	35,266	3,539	397,193
21,699	2,086	8,641	1,947	67,106
2,531,363	102,834	353,270	66,880	3,590,806
—	(39,959)	—	(18,295)	(190,083)
(2,306)	—	(10,330)	—	(164,188)
2,529,057	62,875	342,940	48,585	3,236,535
258,341	191,153	897,769	82,905	13,086,235

77,743,512	(41,233)	66,929	(5,132)	(3,813,780)

(49,142,755)	(504,853)	(4,793,857)	(1,077,117)	(102,746,325)
28,600,757	(546,086)	(4,726,928)	(1,082,249)	(106,560,105)
$28,859,098	$(354,933)	$(3,829,159)	$(999,344)	$(93,473,870)

85

Sterling Capital Funds

Statements of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

	Sterling Capital Long Duration Corporate Bond Fund	Sterling Capital Quality Income Fund
Investment Income:
Interest income	$246,562	$640,168
Dividend income	544	—
Total investment income	247,106	640,168
Expenses:
Investment advisory fees (See Note 4)	19,484	116,368
Administration fees (See Note 4)	6,193	29,337
Distribution fees - Class A Shares (See Note 4)	724	42
Distribution fees - Class C Shares (See Note 4)	80	18
Compliance service fees (See Note 4)	291	543
Trustee fees	524	2,908
Accounting and out-of-pocket fees	5,532	17,110
Audit fees.	238	1,645
Custodian fees	203	1,295
Fund accounting fees (See Note 4)	522	2,494
Legal fees	799	2,818
Printing fees	867	2,459
Registration fees	5,469	7,986
Transfer agent fees (See Note 4)	1,680	5,502
Other fees	1,669	2,831
Total expenses before waivers	44,275	193,356
Less expenses waived by the Investment Advisor (See Note 4)	(6,274)	(13,299)
Less expenses waived by the Administrator (See Note 4)	(3,177)	—
Net expenses	34,824	180,057
Net investment income	212,282	460,111
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(27,062)	(180,022)
Change in unrealized appreciation/depreciation on:
Investments.	(2,483,277)	(3,649,232)
Total realized and unrealized (loss)	(2,510,339)	(3,829,254)
Change in net assets from operations	$(2,298,057)	$(3,369,143)

See accompanying Notes to the Financial Statements.

86

Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund

$1,957,238	$889,232	$825,742	$1,062,374
440	118	264	343
1,957,678	889,350	826,006	1,062,717

315,772	131,459	139,304	166,765
79,466	33,063	35,059	41,982
37,410	12,700	20,830	33,404
6,805	2,664	192	123
1,305	732	716	800
10,481	4,793	4,668	5,576
10,057	6,690	5,625	7,455
5,616	2,520	2,493	2,988
4,496	2,040	1,992	2,355
6,766	2,817	2,985	3,574
11,710	5,219	4,937	5,865
11,311	5,411	5,098	6,063
6,949	6,200	8,128	8,130
26,889	11,673	11,624	11,622
8,097	4,409	4,265	4,824
543,130	232,390	247,916	301,526
—	—	—	—
—	—	—	—
543,130	232,390	247,916	301,526
1,414,548	656,960	578,090	761,191

(2,298,935)	(362,486)	(751,011)	(252,253)

(7,554,981)	(3,615,704)	(3,678,396)	(4,506,738)
(9,853,916)	(3,978,190)	(4,429,407)	(4,758,991)
$(8,439,368)	$(3,321,230)	$(3,851,317)	$(3,997,800)

87

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$267,872	$54,374
Net realized gain	2,768,176	6,135,151
Change in unrealized appreciation/depreciation.	(140,990)	3,545,183
Change in net assets from operations	2,895,058	9,734,708
Distributions to Shareholders:
Income distribution:
Class A	(254,673)	(60,964)
Class C	(1,413)	(690)
Institutional Class	(22,738)	(4,573)
Class R	–	–
Class R6	(7)	(1)
Return of Capital:
Class A	–	(235,786)
Class C	–	(2,670)
Institutional Class	–	(17,684)
Class R6	–	(4)
Change in net assets from shareholder distributions	(278,831)	(322,372)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(827,312)	(3,228,795)
Change in net assets	1,788,915	6,183,541
Net Assets:
Beginning of period	33,197,412	27,013,871
End of period	$34,986,327	$33,197,412

See accompanying Notes to the Financial Statements.

88

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021

$19,558	$59,197	$510,229	$1,124,136	$(1,238,773)	$(2,084,186)
5,694,224	8,240,216	7,272,366	32,538,116	29,871,250	93,006,573
(1,535,246)	17,753,584	(655,050)	19,414,311	(13,926,421)	101,866,100
4,178,536	26,052,997	7,127,545	53,076,563	14,706,056	192,788,487

(1,874,485)	(43,324)	(161,380)	(40,840)	(43,211,898)	(3,637,292)
(83,961)	–	(560)	–	(7,853,006)	(940,187)
(4,044,301)	(185,412)	(353,625)	(73,763)	(24,533,645)	(2,285,619)
–	(2)	–	(1,097)	–	(14)
(24,626)	(14,498)	(2,125,064)	(851,534)	(5,075,978)	(713,339)

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
(6,027,373)	(243,236)	(2,640,629)	(967,234)	(80,674,527)	(7,576,451)

(7,707,946)	(10,023,315)	2,793,977	(28,556,308)	46,678,021	(64,806,980)
(9,556,783)	15,786,446	7,280,893	23,553,021	(19,290,450)	120,405,056

76,538,790	60,752,344	105,969,210	82,416,189	668,649,764	548,244,708
$66,982,007	$76,538,790	$113,250,103	$105,969,210	$649,359,314	$668,649,764

89

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Equity Income Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$18,314,615	$26,102,289
Net realized gain	124,900,976	85,341,060
Change in unrealized appreciation/depreciation.	46,772,683	436,564,630
Change in net assets from operations	189,988,274	548,007,979
Distributions to Shareholders:
Income distribution:
Class A	(11,596,726)	(4,952,072)
Class C	(1,692,392)	(309,538)
Institutional Class	(45,098,748)	(20,357,408)
Class R	–	(16,774)
Class R6	(1,837,379)	(964,112)
Change in net assets from shareholder distributions	(60,225,245)	(26,599,904)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	15,508,009	158,467,099
Change in net assets	145,271,038	679,875,174
Net Assets:
Beginning of period	2,235,352,162	1,555,476,988
End of period	$2,380,623,200	$2,235,352,162

See accompanying Notes to the Financial Statements.

90

Sterling Capital Behavioral International Equity Fund		Sterling Capital SMID Opportunities Fund		Sterling Capital Mid Cap Relative Value Fund
For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021

$1,245,316	$2,553,424	$(14,965)	$(50,354)	$150,912	$386,418
352,403	17,190,461	568,562	2,193,078	7,635,228	5,465,650
(3,903,455)	(1,076,370)	(257,395)	1,003,701	(5,510,256)	12,463,051
(2,305,736)	18,667,515	296,202	3,146,425	2,275,884	18,315,119

(20,545)	(12,833)	(427,285)	–	(30,339)	(2,010)
(2,002)	(891)	(133,622)	–	(250)	(5)
(31,374)	(350,947)	(389,794)	–	(4,998,468)	(508,411)
–	–	–	–	–	–
(4,003,413)	(2,082,632)	–	–	–	–
(4,057,334)	(2,447,303)	(950,701)	–	(5,029,057)	(510,426)

4,013,757	(12,654,797)	(308,423)	(2,981,186)	(7,433,435)	(5,923,182)
(2,349,313)	3,565,415	(962,922)	165,239	(10,186,608)	11,881,511

86,942,081	83,376,666	11,199,170	11,033,931	65,874,671	53,993,160
$84,592,768	$86,942,081	$10,236,248	$11,199,170	$55,688,063	$65,874,671

91

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Real Estate Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$(85,587)	$983,024
Net realized gain (loss)	3,219,007	7,216,823
Change in unrealized appreciation/depreciation	5,051,891	18,097,538
Change in net assets from operations	8,185,311	26,297,385
Distributions to Shareholders:
Income distribution:
Class A	(48,349)	(20,780)
Class C	(12,217)	(4,951)
Institutional Class	(6,855,282)	(3,204,299)
Class R6	(1,191)	(250)
Change in net assets from shareholder distributions.	(6,917,039)	(3,230,280)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	4,641,901	(11,947,772)
Change in net assets	5,910,173	11,119,333
Net Assets:
Beginning of period	96,991,936	85,872,603
End of period	$102,902,109	$96,991,936

See accompanying Notes to the Financial Statements.

92

Sterling Capital Small Cap Value Fund		Sterling Capital Ultra Short Bond Fund
For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021

$258,341	$1,165,214	$191,153	$341,915
77,743,512	130,272,724	(41,233)	34,840
(49,142,755)	89,329,899	(504,853)	(130,731)
28,859,098	220,767,837	(354,933)	246,024

(718,382)	(354,284)	(38,679)	(46,478)
(95,212)	(42,126)	–	–
(104,869,046)	(74,924,280)	(179,698)	(355,057)
(981,746)	(527,073)	–	–
(106,664,386)	(75,847,763)	(218,377)	(401,535)

25,768,259	(104,186,325)	(1,694,070)	3,492,017
(52,037,029)	40,733,749	(2,267,380)	3,336,506

521,523,761	480,790,012	39,711,139	36,374,633
$469,486,732	$521,523,761	$37,443,759	$39,711,139

93

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Short Duration Bond Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities:
Operations:
Net investment income	$897,769	$2,681,143
Net realized gain (loss)	66,929	1,276,704
Change in unrealized appreciation/depreciation	(4,793,857)	(1,665,303)
Change in net assets from operations	(3,829,159)	2,292,544
Distributions to Shareholders:
Income distribution:
Class A	(39,577)	(92,276)
Class C	(5,259)	(10,952)
Institutional Class	(1,297,688)	(4,334,091)
Class R	–	–
Class R6	(255,919)	(14,207)
Change in net assets from shareholder distributions	(1,598,443)	(4,451,526)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(68,814,470)	18,891,274
Change in net assets	(74,242,072)	16,732,292
Net Assets:
Beginning of period	196,776,379	180,044,087
End of period	$122,534,307	$196,776,379

See accompanying Notes to the Financial Statements.

94

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund
For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021

$82,905	$179,475	$13,086,235	$29,938,493
(5,132)	80,124	(3,813,780)	31,959,205
(1,077,117)	(458,605)	(102,746,325)	(53,496,254)
(999,344)	(199,006)	(93,473,870)	8,401,444

(33,071)	(82,287)	(1,065,250)	(2,073,169)
(763)	(2,891)	(73,303)	(206,565)
(182,652)	(441,390)	(21,092,254)	(40,602,235)
–	–	–	(1,056)
–	–	(6,592,356)	(20,737,575)
(216,486)	(526,568)	(28,823,163)	(63,620,600)

(768,827)	8,222,356	(94,808,674)	(150,525,821)
(1,984,657)	7,496,782	(217,105,707)	(205,744,977)

19,784,328	12,287,546	1,554,054,587	1,759,799,564
$17,799,671	$19,784,328	$1,336,948,880	$1,554,054,587

95

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Long Duration Corporate Bond Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities:
Operations:
Net investment income	$212,282	$267,601
Net realized gain (loss)	(27,062)	933,969
Change in unrealized appreciation/depreciation.	(2,483,277)	(779,557)
Change in net assets from operations	(2,298,057)	422,013
Distributions to Shareholders:
Income distribution:
Class A	(67,337)	(30,662)
Class C	(2,518)	(155)
Institutional Class	(620,828)	(606,311)
Class R6	(126,793)	–
Change in net assets from shareholder distributions.	(817,476)	(637,128)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	25,587,392	(11,653,318)
Change in net assets	22,471,859	(11,868,433)
Net Assets:
Beginning of period	7,143,531	19,011,964
End of period.	$29,615,390	$7,143,531

See accompanying Notes to the Financial Statements.

96

Sterling Capital Quality Income Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021

$460,111	$663,381	$1,414,548	$2,823,841
(180,022)	74,208	(2,298,935)	224,918
(3,649,232)	(829,489)	(7,554,981)	(2,831,416)
(3,369,143)	(91,900)	(8,439,368)	217,343

(275)	(641)	(204,479)	(445,562)
(17)	(37)	(4,206)	(11,791)
(631,118)	(899,204)	(1,205,862)	(2,366,482)
–	–	–	–
(631,410)	(899,882)	(1,414,547)	(2,823,835)

25,523,323	27,906,592	(12,019,375)	12,280,498
21,522,770	26,914,810	(21,873,290)	9,674,006

62,751,363	35,836,553	187,073,401	177,399,395
$84,274,133	$62,751,363	$165,200,111	$187,073,401

97

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital South Carolina Intermediate Tax-Free Fund
From Investment Activities:	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Operations:
Net investment income	$656,960	$1,475,613
Net realized gain (loss)	(362,486)	293,708
Change in unrealized appreciation/depreciation	(3,615,704)	(849,869)
Change in net assets from operations	(3,321,230)	919,452
Distributions to Shareholders:
Income distribution:
Class A	(78,249)	(226,979)
Class C	(2,112)	(5,485)
Institutional Class	(576,598)	(1,243,149)
Change in net assets from shareholder distributions	(656,959)	(1,475,613)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(16,674,710)	(927,298)
Change in net assets	(20,652,899)	(1,483,459)
Net Assets:
Beginning of period	83,261,812	84,745,271
End of period	$62,608,913	$83,261,812

See accompanying Notes to the Financial Statements.

98

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021

$578,090	$1,236,440	$761,191	$1,677,740
(751,011)	87,883	(252,253)	7,854
(3,678,396)	(1,594,083)	(4,506,738)	(800,187)
(3,851,317)	(269,760)	(3,997,800)	885,407

(122,943)	(270,661)	(191,696)	(442,079)
(133)	(4,086)	(85)	(1,315)
(542,902)	(1,159,430)	(577,320)	(1,295,123)
(665,978)	(1,434,177)	(769,101)	(1,738,517)

(4,346,969)	3,070,399	1,899,170	67,415
(8,864,264)	1,366,462	(2,867,731)	(785,695)

82,419,766	81,053,304	95,011,257	95,796,952
$73,555,502	$82,419,766	$92,143,526	$95,011,257

99

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2022 (Unaudited)	$22.75	0.19	1.82	2.01	(0.19)	—	—	(0.19)
Year Ended September 30, 2021	$16.72	0.03	6.21	6.24	(0.04)	—	(0.17)	(0.21)
Year Ended September 30, 2020	$19.49	0.36	(2.07)	(1.71)	(0.48)	(0.58)	—	(1.06)
Year Ended September 30, 2019	$22.30	0.39	(1.07)	(0.68)	(0.38)	(1.75)	—	(2.13)
Year Ended September 30, 2018	$20.71	0.31	1.91	2.22	(0.44)	(0.19)	—	(0.63)
Year Ended September 30, 2017	$17.68	0.36	2.97	3.33	(0.30)	—	—	(0.30)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2022 (Unaudited)	$20.01	(0.01)	1.17	1.16	—	(1.64)	—	(1.64)
Year Ended September 30, 2021	$13.99	(0.02)	6.07	6.05	(0.03)	—	—	(0.03)
Year Ended September 30, 2020	$16.10	0.02	(0.80)	(0.78)	(0.20)	(1.13)	—	(1.33)
Year Ended September 30, 2019	$19.08	0.05	(0.77)	(0.72)	—	(2.26)	—	(2.26)
Year Ended September 30, 2018	$18.72	(0.03)	1.23	1.20	—	(0.84)	—	(0.84)
Year Ended September 30, 2017	$16.71	(0.02)	2.56	2.54	—	(0.53)	—	(0.53)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2022 (Unaudited)	$19.37	0.07	1.21	1.28	(0.15)	(0.28)	—	(0.43)
Year Ended September 30, 2021	$11.83	0.11	7.53	7.64	(0.10)	—	—	(0.10)
Year Ended September 30, 2020	$14.54	0.10	(2.67)	(2.57)	(0.14)	—	—	(0.14)
Year Ended September 30, 2019	$18.65	0.17	(2.07)	(1.90)	(0.23)	(1.98)	—	(2.21)
Year Ended September 30, 2018	$18.39	0.17	0.86	1.03	(0.12)	(0.65)	—	(0.77)
Year Ended September 30, 2017	$15.19	0.12	3.17	3.29	(0.09)	—	—	(0.09)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2022 (Unaudited)	$33.44	(0.07)	0.90	0.83	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$24.67	(0.11)	9.21	9.10	—	(0.33)	—	(0.33)
Year Ended September 30, 2020	$24.63	(0.01)	1.38	1.37	—	(1.33)	—	(1.33)
Year Ended September 30, 2019	$26.37	0.02	0.10	0.12	—	(1.86)	—	(1.86)
Year Ended September 30, 2018	$24.51	0.01	3.93	3.94	(0.14)	(1.94)	—	(2.08)
Year Ended September 30, 2017	$21.53	0.02	3.37	3.39	—	(0.41)	—	(0.41)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2022 (Unaudited)	$26.57	0.19	2.02	2.21	(0.20)	(0.48)	—	(0.68)
Year Ended September 30, 2021	$20.04	0.29	6.53	6.82	(0.29)	—	—	(0.29)
Year Ended September 30, 2020	$21.27	0.36	(0.39)	(0.03)	(0.36)	(0.84)	—	(1.20)
Year Ended September 30, 2019	$21.55	0.39	1.23	1.62	(0.38)	(1.52)	—	(1.90)
Year Ended September 30, 2018	$20.84	0.34	2.66	3.00	(0.34)	(1.95)	—	(2.29)
Year Ended September 30, 2017	$18.30	0.34	2.59	2.93	(0.37)	(0.02)	—	(0.39)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

100

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$24.57	8.84%	$32,552	0.95%	1.53%	1.01%	63.25%
$22.75	37.59%	$30,870	0.88%	0.16%	1.02%	122.64%
$16.72	(9.15)%	$24,497	0.89%	2.00%	0.96%	167.34%
$19.49	(2.34)%	$28,548	0.89%	2.04%	0.89%	142.59%
$22.30	10.87%	$33,126	0.87%	1.44%	0.87%	127.89%
$20.71	18.94%	$33,358	0.89%	1.87%	0.89%	144.85%

$19.53	5.96%	$23,660	1.13%	(0.11)%	1.13%	14.55%
$20.01	43.32%	$23,421	1.12%	(0.08)%	1.15%	34.00%
$13.99	(5.76)%	$18,851	1.13%	0.13%	1.26%	28.77%
$16.10	(2.80)%	$23,013	1.18%	0.29%	1.18%	26.62%
$19.08	6.54%	$30,857	1.17%	(0.16)%	1.17%	34.62%
$18.72	15.42%	$33,503	1.15%	(0.09)%	1.15%	24.83%

$20.22	6.62%	$7,493	1.07%	0.67%	1.07%	40.02%
$19.37	64.73%	$7,212	1.06%	0.66%	1.06%	110.07%
$11.83	(17.84)%	$4,948	1.06%	0.81%	1.08%	119.76%
$14.54	(9.57)%	$6,599	1.05%	1.17%	1.05%	124.82%
$18.65	5.69%	$8,711	1.03%	0.91%	1.03%	89.85%
$18.39	21.65%	$9,281	1.05%	0.72%	1.10%	109.05%

$30.16	2.11%	$349,517	1.13%	(0.42)%	1.13%	10.67%
$33.44	37.18%	$355,673	1.11%	(0.36)%	1.12%	27.20%
$24.67	5.55%	$276,975	1.11%	(0.04)%	1.11%	17.50%
$24.63	1.21%	$322,003	1.11%	0.06%	1.11%	17.31%
$26.37	17.16%	$334,687	1.11%	0.05%	1.11%	22.78%
$24.51	15.97%	$343,873	1.12%	0.07%	1.12%	18.92%

$28.10	8.34%	$482,362	1.02%	1.35%	1.02%	9.95%
$26.57	34.11%	$460,034	1.03%	1.15%	1.04%	13.00%
$20.04	(0.10)%	$320,255	1.03%	1.79%	1.03%	33.60%
$21.27	8.48%	$338,293	1.02%	1.92%	1.02%	23.20%
$21.55	15.28%	$316,245	1.02%	1.66%	1.02%	19.49%
$20.84	16.19%	$348,427	1.03%	1.78%	1.03%	16.93%
101

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2022 (Unaudited)	$9.80	0.12	(0.38)	(0.26)	(0.43)	—	—	(0.43)
Year Ended September 30, 2021	$8.14	0.26	1.62	1.88	(0.22)	—	—	(0.22)
Year Ended September 30, 2020	$9.48	0.24	(1.30)	(1.06)	(0.28)	—	—	(0.28)
Year Ended September 30, 2019	$11.17	0.31	(1.31)	(1.00)	(0.29)	(0.40)	—	(0.69)
Year Ended September 30, 2018	$11.75	0.37	(0.52)	(0.15)	(0.32)	(0.11)	—	(0.43)
Year Ended September 30, 2017	$9.68	0.25	1.96	2.21	(0.14)	—	—	(0.14)
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2022 (Unaudited)	$16.08	(0.02)	0.51	0.49	—	(1.40)	—	(1.40)
Year Ended September 30, 2021	$12.45	(0.06)	3.69	3.63	—	—	—	—
Year Ended September 30, 2020	$13.24	(0.03)	(0.13)	(0.16)	—	(0.63)	—	(0.63)
Year Ended September 30, 2019	$12.44	(0.02)	0.82	0.80	—	—	—	—
Year Ended September 30, 2018	$11.75	(0.05)	0.98	0.93	(0.06)	(0.18)	—	(0.24)
Year Ended September 30, 2017	$10.00	— (d)	1.76	1.76	(0.01)	—	—	(0.01)
Sterling Capital Mid Cap Relative Value Fund
Six Months Ended March 31, 2022 (Unaudited)	$78.45	0.07	2.37	2.44	(0.33)	(5.97)	—	(6.30)
Year Ended September 30, 2021	$58.67	0.28	19.97	20.25	(0.24)	(0.23)	—	(0.47)
Year Ended September 30, 2020	$64.04	0.25	(3.65)	(3.40)	(0.46)	(1.51)	—	(1.97)
Year Ended September 30, 2019	$68.74	0.30	0.17	0.47	(0.15)	(5.02)	—	(5.17)
Year Ended September 30, 2018	$66.23	0.10	4.85	4.95	(0.15)	(2.29)	—	(2.44)
Year Ended September 30, 2017	$55.87	0.02	10.65	10.67	(0.04)	(0.27)	—	(0.31)
Sterling Capital Real Estate Fund
Six Months Ended March 31, 2022 (Unaudited)	$46.09	(0.18)	4.10	3.92	(0.23)	(2.99)	—	(3.22)
Year Ended September 30, 2021	$36.61	0.35	10.46	10.81	(0.51)	(0.82)	—	(1.33)
Year Ended September 30, 2020	$42.28	0.25	(3.72)	(3.47)	(0.68)	(1.52)	—	(2.20)
Year Ended September 30, 2019	$37.57	0.75	5.98	6.73	(0.78)	(1.24)	—	(2.02)
Year Ended September 30, 2018	$37.04	0.74	1.50	2.24	(0.49)	(1.22)	—	(1.71)
Year Ended September 30, 2017	$39.67	0.75	(0.54)	0.21	(1.09)	(1.75)	—	(2.84)
Sterling Capital Small Cap Value Fund
Six Months Ended March 31, 2022 (Unaudited)	$83.01	(0.05)	4.91	4.86	—	(17.27)	—	(17.27)
Year Ended September 30, 2021	$63.67	(0.01)	30.82	30.81	(0.25)	(11.22)	—	(11.47)
Year Ended September 30, 2020	$78.00	0.25	(9.36)	(9.11)	(0.29)	(4.93)	—	(5.22)
Year Ended September 30, 2019	$88.73	0.32	(5.00)	(4.68)	(0.15)	(5.90)	—	(6.05)
Year Ended September 30, 2018	$89.91	0.12	6.49	6.61	(0.10)	(7.69)	—	(7.79)
Year Ended September 30, 2017	$78.34	— (d)	15.72	15.72	(0.05)	(4.10)	—	(4.15)
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2022 (Unaudited)	$9.78	0.04	(0.15)	(0.11)	(0.04)	—	—	(0.04)
Year Ended September 30, 2021	$9.82	0.08	(0.02)	0.06	(0.10)	—	—	(0.10)
Year Ended September 30, 2020	$9.78	0.17	0.04	0.21	(0.17)	—	—	(0.17)
Year Ended September 30, 2019	$9.75	0.23	0.03	0.26	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$9.79	0.14	(0.02)	0.12	(0.16)	—	—	(0.16)
Year Ended September 30, 2017	$9.82	0.07	0.03	0.10	(0.13)	—	—	(0.13)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

102

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$9.11	(2.86)%	$440	0.91%	2.54%	0.91%	55.95%
$9.80	23.46%	$490	0.92%	2.73%	0.98%	158.16%
$8.14	(11.76)%	$426	0.88%	2.81%	1.08%	164.02%
$9.48	(8.72)%	$537	0.94%	3.16%	1.14%	97.74%
$11.17	(1.47)%	$828	0.90%	3.17%	1.10%	96.65%
$11.75	23.19%	$510	0.93%	2.38%	1.19%	91.65%

$15.17	2.78%	$4,817	1.04%	(0.29)%	1.37%	9.01%
$16.08	29.16%	$5,095	1.04%	(0.42)%	1.31%	33.93%
$12.45	(1.54)%	$4,425	1.04%	(0.22)%	1.34%	60.03%
$13.24	6.43%	$3,097	1.04%	(0.18)%	1.45%	45.11%
$12.44	8.07%	$2,870	1.04%	(0.39)%	1.29%	45.64%
$11.75	17.59%	$4,038	1.04%	(0.03)%	1.66%	37.97%

$74.59	2.85%	$462	1.09%	0.19%	1.09%	4.53%
$78.45	34.65%	$369	1.10%	0.38%	1.11%	8.23%
$58.67	(5.63)%	$145	1.16%	0.42%	1.19%	9.21%
$64.04	1.72%	$126	1.20%	0.50%	1.20%	6.75%
$68.74	7.54%	$107	1.20%	0.15%	1.20%	14.47%
$66.23	19.16%	$108	1.16%	0.03%	1.16%	12.19%

$46.79	8.39%	$917	1.06%	(0.78)%	1.06%	5.86%
$46.09	30.08%	$719	1.05%	0.82%	1.05%	12.68%
$36.61	(8.33)%	$537	1.08%	0.67%	1.08%	19.58%
$42.28	18.76%	$800	1.07%	1.92%	1.07%	14.56%
$37.57	6.17%	$398	1.07%	2.04%	1.07%	8.34%
$37.04	0.90%	$302	1.04%	2.03%	1.05%	13.52%

$70.60	5.11%	$3,350	1.24%	(0.14)%	1.24%	4.75%
$83.01	52.43%	$3,468	1.23%	(0.01)%	1.26%	6.15%
$63.67	(12.81)%	$2,048	1.25%	0.37%	1.33%	8.33%
$78.00	(4.79)%	$2,775	1.28%	0.42%	1.33%	8.60%
$88.73	7.71%	$2,160	1.28%	0.14%	1.32%	15.51%
$89.91	20.43%	$529	1.31%	0.01%	1.31%	7.04%

$9.63	(0.98)%	$7,191	0.52%	0.79%	0.73%	29.57%
$9.78	0.51%	$7,219	0.53%	0.82%	0.75%	48.71%
$9.82	2.20%	$2,675	0.63%	1.73%	0.81%	43.45%
$9.78	2.70%	$2,219	0.68%	2.39%	0.79%	103.69%
$9.75	1.20%	$5,074	0.66%	1.39%	0.76%	74.56%
$9.79	1.00%	$4,663	0.68%	0.71%	0.78%	59.57%
103

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2022 (Unaudited)	$8.68	0.04	(0.28)	(0.24)	(0.08)	—	—	(0.08)
Year Ended September 30, 2021	$8.78	0.10	(0.02)	0.08	(0.18)	—	—	(0.18)
Year Ended September 30, 2020	$8.65	0.17	0.16	0.33	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$8.52	0.21	0.15	0.36	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$8.69	0.16	(0.11)	0.05	(0.22)	—	—	(0.22)
Year Ended September 30, 2017	$8.81	0.10	(0.01)	0.09	(0.21)	—	—	(0.21)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2022 (Unaudited)	$9.78	0.03	(0.54)	(0.51)	(0.10)	—	—	(0.10)
Year Ended September 30, 2021	$10.13	0.06	(0.18)	(0.12)	(0.23)	—	—	(0.23)
Year Ended September 30, 2020	$9.92	0.17	0.29	0.46	(0.25)	—	—	(0.25)
Year Ended September 30, 2019	$9.48	0.21	0.47	0.68	(0.24)	—	—	(0.24)
Year Ended September 30, 2018	$9.91	0.17	(0.34)	(0.17)	(0.26)	—	—	(0.26)
Year Ended September 30, 2017	$10.24	0.15	(0.27)	(0.12)	(0.21)	—	—	(0.21)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2022 (Unaudited)	$11.04	0.08	(0.78)	(0.70)	(0.11)	(0.09)	—	(0.20)
Year Ended September 30, 2021	$11.38	0.17	(0.12)	0.05	(0.24)	(0.15)	—	(0.39)
Year Ended September 30, 2020	$10.88	0.24	0.55	0.79	(0.29)	— (d)	—	(0.29)
Year Ended September 30, 2019	$10.20	0.30	0.69	0.99	(0.31)	—	—	(0.31)
Year Ended September 30, 2018	$10.59	0.27	(0.36)	(0.09)	(0.30)	—	—	(0.30)
Year Ended September 30, 2017	$10.81	0.23	(0.15)	0.08	(0.30)	—	—	(0.30)
Sterling Capital Long Duration Corporate Bond Fund
Six Months Ended March 31, 2022 (Unaudited)	$10.51	0.12	(0.99)	(0.87)	(0.12)	(1.03)	—	(1.15)
Year Ended September 30, 2021	$10.78	0.25	0.03	0.28	(0.25)	(0.30)	—	(0.55)
Year Ended September 30, 2020	$10.38	0.27	0.40	0.67	(0.27)	—	—	(0.27)
Year Ended September 30, 2019	$9.81	0.30	0.57	0.87	(0.30)	—	—	(0.30)
Year Ended September 30, 2018	$10.25	0.29	(0.37)	(0.08)	(0.29)	(0.07)	—	(0.36)
Year Ended September 30, 2017	$10.37	0.29	(0.08)	0.21	(0.29)	(0.04)	—	(0.33)
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2022 (Unaudited)	$10.04	0.05	(0.53)	(0.48)	(0.08)	—	—	(0.08)
Year Ended September 30, 2021	$10.25	0.13	(0.15)	(0.02)	(0.19)	—	—	(0.19)
Year Ended September 30, 2020	$10.09	0.21	0.20	0.41	(0.25)	—	—	(0.25)
Year Ended September 30, 2019	$9.60	0.28	0.49	0.77	(0.28)	—	—	(0.28)
Year Ended September 30, 2018	$9.94	0.25	(0.31)	(0.06)	(0.28)	—	—	(0.28)
Year Ended September 30, 2017	$10.10	0.21	(0.12)	0.09	(0.25)	—	—	(0.25)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

104

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$8.36	(2.77)%	$3,450	0.72%	0.95%	0.72%	34.31%
$8.68	0.94%	$4,419	0.68%	1.15%	0.71%	39.26%
$8.78	3.86%	$4,260	0.67%	1.93%	0.77%	64.69%
$8.65	4.29%	$3,197	0.68%	2.44%	0.78%	78.58%
$8.52	0.55%	$4,393	0.68%	1.84%	0.78%	62.02%
$8.69	1.02%	$5,746	0.70%	1.11%	0.80%	78.77%

$9.17	(5.26)%	$2,952	0.71%	0.66%	0.90%	5.86%
$9.78	(1.23)%	$3,388	0.68%	0.64%	0.86%	71.31%
$10.13	4.66%	$3,930	0.79%	1.68%	0.95%	47.36%
$9.92	7.27%	$3,531	0.81%	2.12%	0.91%	40.13%
$9.48	(1.73)%	$4,350	0.91%	1.73%	0.92%	40.85%
$9.91	(1.20)%	$5,418	0.87%	1.54%	0.91%	32.44%

$10.14	(6.47)%	$54,219	0.70%	1.53%	0.73%	25.51%
$11.04	0.44%	$60,694	0.70%	1.52%	0.75%	48.80%
$11.38	7.33%	$57,202	0.70%	2.20%	0.82%	59.59%
$10.88	9.90%	$55,513	0.70%	2.87%	0.83%	79.40%
$10.20	(0.90)%	$68,982	0.70%	2.56%	0.82%	62.28%
$10.59	0.75%	$72,030	0.72%	2.13%	0.82%	64.07%

$8.49	(9.20)%	$544	0.97%	2.46%	1.19%	179.30%
$10.51	2.67%	$632	0.97%	2.40%	1.16%	47.29%
$10.78	6.56%	$490	0.92%	2.57%	0.94%	52.28%
$10.38	9.01%	$498	0.93%	2.98%	0.95%	82.23%
$9.81	(0.80)%	$440	0.89%	2.94%	0.89%	66.82%
$10.25	2.07%	$372	0.88%	2.84%	0.88%	78.79%

$9.48	(4.80)%	$36	0.80%	1.12%	0.84%	31.08%
$10.04	(0.23)%	$29	0.82%	1.29%	0.86%	73.60%
$10.25	4.07%	$25	0.84%	2.06%	0.88%	35.96%
$10.09	8.13%	$20	0.85%	2.90%	0.89%	17.58%
$9.60	(0.63)%	$18	0.83%	2.54%	0.87%	19.17%
$9.94	0.89%	$94	0.85%	2.06%	0.89%	34.72%
105

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2022 (Unaudited)	$10.97	0.07	(0.60)	(0.53)	(0.07)	—	—	(0.07)
Year Ended September 30, 2021	$11.12	0.15	(0.15)	—	(0.15)	—	—	(0.15)
Year Ended September 30, 2020	$10.91	0.18	0.21	0.39	(0.18)	—	—	(0.18)
Year Ended September 30, 2019	$10.43	0.23	0.48	0.71	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$10.78	0.24	(0.35)	(0.11)	(0.24)	—	—	(0.24)
Year Ended September 30, 2017	$11.08	0.23	(0.27)	(0.04)	(0.22)	(0.04)	—	(0.26)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2022 (Unaudited)	$11.40	0.09	(0.64)	(0.55)	(0.09)	—	—	(0.09)
Year Ended September 30, 2021	$11.47	0.17	(0.07)	0.10	(0.17)	—	—	(0.17)
Year Ended September 30, 2020	$11.27	0.20	0.20	0.40	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$10.77	0.21	0.50	0.71	(0.21)	—	—	(0.21)
Year Ended September 30, 2018	$11.10	0.20	(0.33)	(0.13)	(0.20)	—	—	(0.20)
Year Ended September 30, 2017	$11.30	0.20	(0.20)	—	(0.20)	—	—	(0.20)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2022 (Unaudited)	$11.98	0.07	(0.67)	(0.60)	(0.07)	(0.01)	—	(0.08)
Year Ended September 30, 2021	$12.23	0.16	(0.22)	(0.06)	(0.16)	(0.03)	—	(0.19)
Year Ended September 30, 2020	$11.98	0.20	0.25	0.45	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$11.40	0.23	0.58	0.81	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$11.76	0.23	(0.36)	(0.13)	(0.23)	—	—	(0.23)
Year Ended September 30, 2017	$12.13	0.23	(0.28)	(0.05)	(0.23)	(0.09)	—	(0.32)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2022 (Unaudited)	$10.20	0.07	(0.50)	(0.43)	(0.07)	— (d)	—	(0.07)
Year Ended September 30, 2021	$10.29	0.16	(0.08)	0.08	(0.16)	(0.01)	—	(0.17)
Year Ended September 30, 2020	$10.12	0.19	0.18	0.37	(0.19)	(0.01)	—	(0.20)
Year Ended September 30, 2019	$9.72	0.22	0.42	0.64	(0.22)	(0.02)	—	(0.24)
Year Ended September 30, 2018	$10.04	0.21	(0.31)	(0.10)	(0.21)	(0.01)	—	(0.22)
Year Ended September 30, 2017	$10.27	0.21	(0.18)	0.03	(0.21)	(0.05)	—	(0.26)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

106

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$10.37	(4.82)%	$27,278	0.80%	1.37%	0.80%	26.20%
$10.97	(0.01)%	$31,234	0.80%	1.34%	0.80%	7.97%
$11.12	3.64%	$33,648	0.79%	1.68%	0.79%	17.06%
$10.91	6.84%	$38,587	0.80%	2.12%	0.80%	33.12%
$10.43	(1.06)%	$36,857	0.79%	2.23%	0.79%	22.06%
$10.78	(0.31)%	$45,357	0.79%	2.09%	0.83%	25.92%

$10.76	(4.88)%	$8,914	0.83%	1.54%	0.83%	8.43%
$11.40	0.86%	$11,204	0.81%	1.44%	0.81%	20.23%
$11.47	3.58%	$11,926	0.81%	1.76%	0.81%	4.84%
$11.27	6.62%	$12,478	0.81%	1.88%	0.81%	23.84%
$10.77	(1.15)%	$13,864	0.80%	1.85%	0.80%	27.71%
$11.10	0.01%	$15,832	0.81%	1.78%	0.84%	31.17%

$11.30	(4.98)%	$14,908	0.82%	1.25%	0.82%	16.87%
$11.98	(0.52)%	$17,292	0.81%	1.31%	0.81%	8.98%
$12.23	3.80%	$17,446	0.81%	1.67%	0.81%	15.44%
$11.98	7.13%	$17,795	0.81%	1.94%	0.81%	24.57%
$11.40	(1.14)%	$20,842	0.80%	1.96%	0.80%	21.08%
$11.76	(0.39)%	$27,481	0.80%	1.93%	0.84%	23.25%

$9.70	(4.22)%	$25,652	0.81%	1.42%	0.81%	1.97%
$10.20	0.72%	$27,208	0.81%	1.53%	0.81%	8.56%
$10.29	3.66%	$27,866	0.81%	1.84%	0.81%	3.28%
$10.12	6.59%	$22,389	0.81%	2.18%	0.81%	33.73%
$9.72	(0.98)%	$23,833	0.80%	2.14%	0.80%	17.53%
$10.04	0.28%	$30,134	0.81%	2.08%	0.85%	21.00%
107

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2022 (Unaudited)	$21.88	0.09	1.75	1.84	(0.11)	—	—	(0.11)
Year Ended September 30, 2021	$16.17	(0.04)	5.92	5.88	(0.03)	—	(0.14)	(0.17)
Year Ended September 30, 2020	$18.88	0.21	(1.99)	(1.78)	(0.35)	(0.58)	—	(0.93)
Year Ended September 30, 2019	$21.67	0.24	(1.04)	(0.80)	(0.24)	(1.75)	—	(1.99)
Year Ended September 30, 2018	$20.13	0.15	1.86	2.01	(0.28)	(0.19)	—	(0.47)
Year Ended September 30, 2017	$17.20	0.21	2.87	3.08	(0.15)	—	—	(0.15)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2022 (Unaudited)	$16.86	(0.07)	0.98	0.91	—	(1.64)	—	(1.64)
Year Ended September 30, 2021	$11.85	(0.13)	5.14	5.01	—	—	—	—
Year Ended September 30, 2020	$13.83	(0.07)	(0.68)	(0.75)	(0.10)	(1.13)	—	(1.23)
Year Ended September 30, 2019	$16.86	(0.07)	(0.70)	(0.77)	—	(2.26)	—	(2.26)
Year Ended September 30, 2018	$16.76	(0.15)	1.09	0.94	—	(0.84)	—	(0.84)
Year Ended September 30, 2017	$15.12	(0.14)	2.31	2.17	—	(0.53)	—	(0.53)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2022 (Unaudited)	$18.46	— (d)	1.14	1.14	—	(0.28)	—	(0.28)
Year Ended September 30, 2021	$11.28	0.01	7.17	7.18	—	—	—	—
Year Ended September 30, 2020	$13.94	0.01	(2.56)	(2.55)	(0.11)	—	—	(0.11)
Year Ended September 30, 2019	$17.89	0.06	(1.98)	(1.92)	(0.05)	(1.98)	—	(2.03)
Year Ended September 30, 2018	$17.69	0.03	0.82	0.85	—	(0.65)	—	(0.65)
Year Ended September 30, 2017	$14.70	(0.02)	3.07	3.05	(0.06)	—	—	(0.06)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2022 (Unaudited)	$26.39	(0.14)	0.73	0.59	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$19.67	(0.27)	7.32	7.05	—	(0.33)	—	(0.33)
Year Ended September 30, 2020	$20.04	(0.15)	1.11	0.96	—	(1.33)	—	(1.33)
Year Ended September 30, 2019	$21.98	(0.14)	0.06	(0.08)	—	(1.86)	—	(1.86)
Year Ended September 30, 2018	$20.88	(0.14)	3.29	3.15	(0.11)	(1.94)	—	(2.05)
Year Ended September 30, 2017	$18.54	(0.13)	2.88	2.75	—	(0.41)	—	(0.41)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2022 (Unaudited)	$26.32	0.08	2.00	2.08	(0.09)	(0.48)	—	(0.57)
Year Ended September 30, 2021	$19.83	0.10	6.47	6.57	(0.08)	—	—	(0.08)
Year Ended September 30, 2020	$21.05	0.21	(0.38)	(0.17)	(0.21)	(0.84)	—	(1.05)
Year Ended September 30, 2019	$21.34	0.24	1.21	1.45	(0.22)	(1.52)	—	(1.74)
Year Ended September 30, 2018	$20.66	0.19	2.62	2.81	(0.18)	(1.95)	—	(2.13)
Year Ended September 30, 2017	$18.14	0.20	2.56	2.76	(0.22)	(0.02)	—	(0.24)
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2022 (Unaudited)	$9.69	0.09	(0.37)	(0.28)	(0.36)	—	—	(0.36)
Year Ended September 30, 2021	$8.06	0.19	1.60	1.79	(0.16)	—	—	(0.16)
Year Ended September 30, 2020	$9.37	0.18	(1.31)	(1.13)	(0.18)	—	—	(0.18)
Year Ended September 30, 2019	$11.06	0.26	(1.33)	(1.07)	(0.22)	(0.40)	—	(0.62)
Year Ended September 30, 2018	$11.64	0.25	(0.48)	(0.23)	(0.24)	(0.11)	—	(0.35)
Year Ended September 30, 2017	$9.62	0.15	1.96	2.11	(0.09)	—	—	(0.09)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

108

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$23.61	8.38%	$317	1.70%	0.78%	1.76%	63.25%
$21.88	36.56%	$304	1.60%	(0.22)%	1.79%	122.64%
$16.17	(9.81)%	$567	1.64%	1.26%	1.71%	167.34%
$18.88	(3.08)%	$634	1.64%	1.29%	1.64%	142.59%
$21.67	10.11%	$887	1.62%	0.69%	1.62%	127.89%
$20.13	18.00%	$966	1.64%	1.12%	1.64%	144.85%

$16.13	5.56%	$745	1.88%	(0.84)%	1.88%	14.55%
$16.86	42.28%	$1,101	1.87%	(0.85)%	1.90%	34.00%
$11.85	(6.46)%	$1,584	1.88%	(0.61)%	2.02%	28.77%
$13.83	(3.52)%	$2,826	1.93%	(0.46)%	1.93%	26.62%
$16.86	5.72%	$4,097	1.92%	(0.91)%	1.92%	34.62%
$16.76	14.58%	$4,363	1.90%	(0.87)%	1.90%	24.83%

$19.32	6.19%	$38	1.82%	0.01%	1.82%	40.02%
$18.46	63.65%	$38	1.82%	0.04%	1.82%	110.07%
$11.28	(18.47)%	$100	1.81%	0.05%	1.83%	119.76%
$13.94	(10.28)%	$150	1.80%	0.43%	1.80%	124.82%
$17.89	4.88%	$180	1.78%	0.17%	1.78%	89.85%
$17.69	20.73%	$191	1.80%	(0.10)%	1.85%	109.05%

$22.87	1.74%	$44,198	1.87%	(1.18)%	1.87%	10.67%
$26.39	36.19%	$52,182	1.86%	(1.11)%	1.87%	27.20%
$19.67	4.73%	$60,777	1.86%	(0.79)%	1.86%	17.50%
$20.04	0.48%	$83,451	1.86%	(0.71)%	1.86%	17.31%
$21.98	16.27%	$144,100	1.86%	(0.70)%	1.86%	22.78%
$20.88	15.08%	$149,892	1.87%	(0.68)%	1.87%	18.92%

$27.83	7.94%	$79,587	1.77%	0.60%	1.77%	9.95%
$26.32	33.15%	$81,338	1.78%	0.42%	1.79%	13.00%
$19.83	(0.85)%	$119,475	1.77%	1.04%	1.78%	33.60%
$21.05	7.66%	$158,353	1.77%	1.17%	1.77%	23.20%
$21.34	14.41%	$207,659	1.77%	0.91%	1.77%	19.49%
$20.66	15.36%	$234,108	1.78%	1.03%	1.78%	16.93%

$9.05	(3.08)%	$53	1.66%	1.82%	1.66%	55.95%
$9.69	22.44%	$54	1.67%	1.99%	1.73%	158.16%
$8.06	(12.41)%	$44	1.63%	2.03%	1.83%	164.02%
$9.37	(9.44)%	$63	1.69%	2.68%	1.89%	97.74%
$11.06	(2.18)%	$61	1.65%	2.15%	1.85%	96.65%
$11.64	22.19%	$59	1.68%	1.44%	1.94%	91.65%
109

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2022 (Unaudited)	$15.54	(0.08)	0.49	0.41	—	(1.40)	—	(1.40)
Year Ended September 30, 2021	$12.12	(0.17)	3.59	3.42	—	—	—	—
Year Ended September 30, 2020	$12.99	(0.11)	(0.13)	(0.24)	—	(0.63)	—	(0.63)
Year Ended September 30, 2019	$12.30	(0.11)	0.80	0.69	—	—	—	—
Year Ended September 30, 2018	$11.67	(0.13)	0.96	0.83	(0.02)	(0.18)	—	(0.20)
Year Ended September 30, 2017	$10.00	(0.09)	1.76	1.67	—	—	—	—
Sterling Capital Mid Cap Relative Value Fund
Six Months Ended March 31, 2022 (Unaudited)	$76.32	(0.17)	2.29	2.12	—	(5.97)	—	(5.97)
Year Ended September 30, 2021	$57.24	(0.17)	19.48	19.31	—	(0.23)	—	(0.23)
Year Ended September 30, 2020	$62.48	(0.12)	(3.60)	(3.72)	(0.01)	(1.51)	—	(1.52)
Year Ended September 30, 2019	$67.46	(0.12)	0.16	0.04	—	(5.02)	—	(5.02)
Year Ended September 30, 2018	$65.40	(0.42)	4.77	4.35	—	(2.29)	—	(2.29)
Year Ended September 30, 2017	$55.55	(0.41)	10.53	10.12	—	(0.27)	—	(0.27)
Sterling Capital Real Estate Fund
Six Months Ended March 31, 2022 (Unaudited)	$45.65	(0.27)	3.97	3.70	(0.06)	(2.99)	—	(3.05)
Year Ended September 30, 2021	$36.33	0.03	10.37	10.40	(0.26)	(0.82)	—	(1.08)
Year Ended September 30, 2020	$42.06	0.22	(3.94)	(3.72)	(0.49)	(1.52)	—	(2.01)
Year Ended September 30, 2019	$37.40	0.42	5.99	6.41	(0.51)	(1.24)	—	(1.75)
Year Ended September 30, 2018	$36.91	0.51	1.45	1.96	(0.25)	(1.22)	—	(1.47)
Year Ended September 30, 2017	$39.50	0.43	(0.49)	(0.06)	(0.78)	(1.75)	—	(2.53)
Sterling Capital Small Cap Value Fund
Six Months Ended March 31, 2022 (Unaudited)	$79.47	(0.32)	4.72	4.40	—	(17.27)	—	(17.27)
Year Ended September 30, 2021	$61.56	(0.58)	29.71	29.13	—	(11.22)	—	(11.22)
Year Ended September 30, 2020	$75.87	(0.24)	(9.11)	(9.35)	(0.03)	(4.93)	—	(4.96)
Year Ended September 30, 2019	$86.92	(0.19)	(4.96)	(5.15)	—	(5.90)	—	(5.90)
Year Ended September 30, 2018	$88.75	(0.62)	6.48	5.86	—	(7.69)	—	(7.69)
Year Ended September 30, 2017	$77.88	(0.64)	15.61	14.97	—	(4.10)	—	(4.10)
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2022 (Unaudited)	$8.68	0.01	(0.29)	(0.28)	(0.05)	—	—	(0.05)
Year Ended September 30, 2021	$8.77	0.04	(0.01)	0.03	(0.12)	—	—	(0.12)
Year Ended September 30, 2020	$8.64	0.11	0.15	0.26	(0.13)	—	—	(0.13)
Year Ended September 30, 2019	$8.51	0.14	0.16	0.30	(0.17)	—	—	(0.17)
Year Ended September 30, 2018	$8.69	0.09	(0.12)	(0.03)	(0.15)	—	—	(0.15)
Year Ended September 30, 2017	$8.80	0.03	—	0.03	(0.14)	—	—	(0.14)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

110

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$14.55	2.34%	$1,253	1.79%	(1.00)%	2.12%	9.01%
$15.54	28.22%	$1,513	1.79%	(1.17)%	2.06%	33.93%
$12.12	(2.22)%	$1,250	1.79%	(0.97)%	2.09%	60.03%
$12.99	5.61%	$1,188	1.79%	(0.95)%	2.19%	45.11%
$12.30	7.25%	$1,476	1.79%	(1.13)%	2.04%	45.64%
$11.67	16.70%	$1,414	1.79%	(0.80)%	2.38%	37.97%

$72.47	2.52%	$4	1.73%	(0.45)%	1.73%	4.53%
$76.32	33.80%	$3	1.85%	(0.23)%	1.85%	8.23%
$57.24	(6.21)%	$1	1.92%	(0.20)%	1.92%	9.21%
$62.48	1.03%	$1	1.95%	(0.21)%	1.95%	6.75%
$67.46	6.70%	$1	1.95%	(0.63)%	1.95%	14.47%
$65.40	18.27%	$1	1.89%	(0.68)%	1.89%	12.19%

$46.30	7.98%	$196	1.81%	(1.19)%	1.81%	5.86%
$45.65	29.14%	$182	1.81%	0.08%	1.81%	12.68%
$36.33	(9.02)%	$192	1.83%	0.58%	1.83%	19.58%
$42.06	17.88%	$205	1.82%	1.08%	1.82%	14.56%
$37.40	5.38%	$98	1.82%	1.41%	1.82%	8.34%
$36.91	0.16%	$64	1.79%	1.18%	1.80%	13.52%

$66.60	4.70%	$440	1.99%	(0.89)%	1.99%	4.75%
$79.47	51.27%	$375	1.98%	(0.75)%	2.01%	6.15%
$61.56	(13.46)%	$245	2.00%	(0.35)%	2.08%	8.33%
$75.87	(5.49)%	$279	2.03%	(0.25)%	2.08%	8.60%
$86.92	6.90%	$112	2.03%	(0.71)%	2.06%	15.51%
$88.75	19.55%	$107	2.06%	0.78%	2.06%	7.04%

$8.35	(3.25)%	$687	1.46%	0.20%	1.46%	34.31%
$8.68	0.29%	$988	1.43%	0.40%	1.46%	39.26%
$8.77	3.09%	$893	1.42%	1.21%	1.52%	64.69%
$8.64	3.52%	$1,052	1.43%	1.68%	1.53%	78.58%
$8.51	(0.32)%	$1,091	1.43%	1.07%	1.53%	62.02%
$8.69	0.38%	$1,546	1.45%	0.37%	1.55%	78.77%
111

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2022 (Unaudited)	$9.76	—	(d)	(0.55)	(0.55)	(0.06)	—	—	(0.06)
Year Ended September 30, 2021	$10.11	(0.01)		(0.19)	(0.20)	(0.15)	—	—	(0.15)
Year Ended September 30, 2020	$9.91	0.09		0.28	0.37	(0.17)	—	—	(0.17)
Year Ended September 30, 2019	$9.47	0.13		0.48	0.61	(0.17)	—	—	(0.17)
Year Ended September 30, 2018	$9.89	0.09		(0.32)	(0.23)	(0.19)	—	—	(0.19)
Year Ended September 30, 2017	$10.22	0.08		(0.28)	(0.20)	(0.13)	—	—	(0.13)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2022 (Unaudited)	$11.06	0.04		(0.78)	(0.74)	(0.07)	(0.09)	—	(0.16)
Year Ended September 30, 2021	$11.40	0.09		(0.13)	(0.04)	(0.15)	(0.15)	—	(0.30)
Year Ended September 30, 2020	$10.90	0.16		0.54	0.70	(0.20)	— (d)	—	(0.20)
Year Ended September 30, 2019	$10.21	0.22		0.70	0.92	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$10.61	0.19		(0.37)	(0.18)	(0.22)	—	—	(0.22)
Year Ended September 30, 2017	$10.83	0.15		(0.15)	—	(0.22)	—	—	(0.22)
Sterling Capital Long Duration Corporate Bond Fund
Six Months Ended March 31, 2022 (Unaudited)	$10.49	0.08		(0.98)	(0.90)	(0.08)	(1.03)	—	(1.11)
Year Ended September 30, 2021	$10.76	0.18		0.03	0.21	(0.18)	(0.30)	—	(0.48)
Year Ended September 30, 2020	$10.36	0.19		0.40	0.59	(0.19)	—	—	(0.19)
Year Ended September 30, 2019	$9.80	0.24		0.55	0.79	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$10.23	0.22		(0.36)	(0.14)	(0.22)	(0.07)	—	(0.29)
Year Ended September 30, 2017	$10.35	0.21		(0.08)	0.13	(0.21)	(0.04)	—	(0.25)
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2022 (Unaudited)	$10.03	0.02		(0.53)	(0.51)	(0.05)	—	—	(0.05)
Year Ended September 30, 2021	$10.24	0.06		(0.15)	(0.09)	(0.12)	—	—	(0.12)
Year Ended September 30, 2020	$10.08	0.17		0.16	0.33	(0.17)	—	—	(0.17)
Year Ended September 30, 2019	$9.60	0.21		0.48	0.69	(0.21)	—	—	(0.21)
Year Ended September 30, 2018	$9.93	0.19		(0.32)	(0.13)	(0.20)	—	—	(0.20)
Year Ended September 30, 2017	$10.09	0.13		(0.12)	0.01	(0.17)	—	—	(0.17)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2022 (Unaudited)	$10.96	0.03		(0.60)	(0.57)	(0.03)	—	—	(0.03)
Year Ended September 30, 2021	$11.12	0.07		(0.16)	(0.09)	(0.07)	—	—	(0.07)
Year Ended September 30, 2020	$10.90	0.10		0.22	0.32	(0.10)	—	—	(0.10)
Year Ended September 30, 2019	$10.42	0.15		0.48	0.63	(0.15)	—	—	(0.15)
Year Ended September 30, 2018	$10.77	0.16		(0.35)	(0.19)	(0.16)	—	—	(0.16)
Year Ended September 30, 2017	$11.07	0.14		(0.26)	(0.12)	(0.14)	(0.04)	—	(0.18)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

112

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$9.15	(5.63)%	$105	1.46%	(0.09)%	1.65%	5.86%
$9.76	(1.97)%	$124	1.43%	(0.11)%	1.61%	71.31%
$10.11	3.78%	$309	1.54%	0.93%	1.70%	47.36%
$9.91	6.48%	$378	1.56%	1.37%	1.66%	40.13%
$9.47	(2.37)%	$488	1.66%	0.98%	1.67%	40.85%
$9.89	(1.94)%	$577	1.62%	0.80%	1.66%	32.44%

$10.16	(6.81)%	$4,447	1.45%	0.77%	1.48%	25.51%
$11.06	(0.31)%	$5,378	1.45%	0.78%	1.51%	48.80%
$11.40	6.53%	$8,332	1.45%	1.44%	1.57%	59.59%
$10.90	9.17%	$8,266	1.45%	2.11%	1.58%	79.40%
$10.21	(1.73)%	$7,464	1.45%	1.81%	1.57%	62.28%
$10.61	0.00%	$7,582	1.47%	1.38%	1.57%	64.07%

$8.48	(9.43)%	$3	1.69%	1.81%	1.87%	179.30%
$10.49	1.98%	$3	1.72%	1.70%	1.88%	47.29%
$10.76	5.80%	$3	1.64%	1.86%	1.65%	52.28%
$10.36	8.18%	$3	1.68%	2.36%	1.68%	82.23%
$9.80	(1.44)%	$42	1.63%	2.19%	1.63%	66.82%
$10.23	1.30%	$43	1.64%	2.09%	1.64%	78.79%

$9.47	(5.14)%	$4	1.49%	0.42%	1.51%	31.08%
$10.03	(0.92)%	$3	1.57%	0.58%	1.59%	73.60%
$10.24	3.34%	$3	1.57%	1.63%	1.61%	35.96%
$10.08	7.21%	$34	1.60%	2.15%	1.64%	17.58%
$9.60	(1.27)%	$33	1.58%	1.97%	1.62%	19.17%
$9.93	0.12%	$34	1.60%	1.31%	1.64%	34.72%

$10.36	(5.18)%	$1,205	1.55%	0.62%	1.55%	26.20%
$10.96	(0.85)%	$1,542	1.55%	0.60%	1.55%	7.97%
$11.12	2.96%	$2,793	1.54%	0.92%	1.54%	17.06%
$10.90	6.05%	$2,878	1.55%	1.38%	1.55%	33.12%
$10.42	(1.80)%	$3,359	1.54%	1.48%	1.54%	22.06%
$10.77	(1.06)%	$4,591	1.54%	1.34%	1.58%	25.92%
113

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2022 (Unaudited)	$11.39	0.04	(0.63)	(0.59)	(0.04)	—	—	(0.04)
Year Ended September 30, 2021	$11.46	0.08	(0.07)	0.01	(0.08)	—	—	(0.08)
Year Ended September 30, 2020	$11.27	0.11	0.19	0.30	(0.11)	—	—	(0.11)
Year Ended September 30, 2019	$10.76	0.12	0.51	0.63	(0.12)	—	—	(0.12)
Year Ended September 30, 2018	$11.10	0.12	(0.34)	(0.22)	(0.12)	—	—	(0.12)
Year Ended September 30, 2017	$11.30	0.11	(0.20)	(0.09)	(0.11)	—	—	(0.11)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2022 (Unaudited)	$11.97	0.03	(0.66)	(0.63)	(0.03)	(0.01)	—	(0.04)
Year Ended September 30, 2021	$12.22	0.07	(0.22)	(0.15)	(0.07)	(0.03)	—	(0.10)
Year Ended September 30, 2020	$11.97	0.11	0.25	0.36	(0.11)	—	—	(0.11)
Year Ended September 30, 2019	$11.40	0.14	0.57	0.71	(0.14)	—	—	(0.14)
Year Ended September 30, 2018	$11.76	0.14	(0.36)	(0.22)	(0.14)	—	—	(0.14)
Year Ended September 30, 2017	$12.13	0.14	(0.28)	(0.14)	(0.14)	(0.09)	—	(0.23)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2022 (Unaudited)	$10.20	0.03	(0.49)	(0.46)	(0.03)	— (d)	—	(0.03)
Year Ended September 30, 2021	$10.30	0.09	(0.10)	(0.01)	(0.08)	(0.01)	—	(0.09)
Year Ended September 30, 2020	$10.13	0.11	0.18	0.29	(0.11)	(0.01)	—	(0.12)
Year Ended September 30, 2019	$9.72	0.14	0.43	0.57	(0.14)	(0.02)	—	(0.16)
Year Ended September 30, 2018	$10.05	0.14	(0.32)	(0.18)	(0.14)	(0.01)	—	(0.15)
Year Ended September 30, 2017	$10.27	0.13	(0.17)	(0.04)	(0.13)	(0.05)	—	(0.18)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

114

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$10.76	(5.15)%	$399	1.58%	0.79%	1.58%	8.43%
$11.39	0.10%	$603	1.56%	0.72%	1.56%	20.23%
$11.46	2.72%	$955	1.56%	1.01%	1.56%	4.84%
$11.27	5.93%	$978	1.56%	1.13%	1.56%	23.84%
$10.76	(1.98)%	$991	1.55%	1.11%	1.55%	27.71%
$11.10	(0.74)%	$1,440	1.56%	1.04%	1.59%	31.17%

$11.30	(5.25)%	$20	1.57%	0.51%	1.57%	16.87%
$11.97	(1.27)%	$57	1.57%	0.58%	1.57%	8.98%
$12.22	3.03%	$780	1.56%	0.92%	1.56%	15.44%
$11.97	6.25%	$822	1.56%	1.19%	1.56%	24.57%
$11.40	(1.87)%	$844	1.55%	1.22%	1.55%	21.08%
$11.76	(1.14)%	$935	1.55%	1.18%	1.59%	23.25%

$9.71	(4.47)%	$24	1.55%	0.68%	1.55%	1.97%
$10.20	(0.13)%	$25	1.56%	0.83%	1.56%	8.56%
$10.30	2.89%	$304	1.56%	1.10%	1.56%	3.28%
$10.13	5.90%	$335	1.56%	1.45%	1.56%	33.73%
$9.72	(1.82)%	$726	1.55%	1.39%	1.55%	17.53%
$10.05	(0.38)%	$739	1.56%	1.34%	1.59%	21.00%
115

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2022 (Unaudited)	$22.96	0.22	1.83	2.05	(0.26)	—	—	(0.26)
Year Ended September 30, 2021	$16.83	0.09	6.24	6.33	(0.04)	—	(0.16)	(0.20)
Year Ended September 30, 2020	$19.62	0.41	(2.10)	(1.69)	(0.52)	(0.58)	—	(1.10)
Year Ended September 30, 2019	$22.43	0.44	(1.07)	(0.63)	(0.43)	(1.75)	—	(2.18)
Year Ended September 30, 2018	$20.82	0.33	1.97	2.30	(0.50)	(0.19)	—	(0.69)
Year Ended September 30, 2017	$17.78	0.41	2.98	3.39	(0.35)	—	—	(0.35)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2022 (Unaudited)	$20.51	0.01	1.20	1.21	(0.01)	(1.64)	—	(1.65)
Year Ended September 30, 2021	$14.33	0.03	6.22	6.25	(0.07)	—	—	(0.07)
Year Ended September 30, 2020	$16.46	0.06	(0.81)	(0.75)	(0.25)	(1.13)	—	(1.38)
Year Ended September 30, 2019	$19.42	0.08	(0.77)	(0.69)	(0.01)	(2.26)	—	(2.27)
Year Ended September 30, 2018	$19.00	0.01	1.26	1.27	(0.01)	(0.84)	—	(0.85)
Year Ended September 30, 2017	$16.92	0.03	2.59	2.62	(0.01)	(0.53)	—	(0.54)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2022 (Unaudited)	$19.58	0.09	1.22	1.31	(0.20)	(0.28)	—	(0.48)
Year Ended September 30, 2021	$11.95	0.16	7.60	7.76	(0.13)	—	—	(0.13)
Year Ended September 30, 2020	$14.66	0.13	(2.69)	(2.56)	(0.15)	—	—	(0.15)
Year Ended September 30, 2019	$18.82	0.21	(2.09)	(1.88)	(0.30)	(1.98)	—	(2.28)
Year Ended September 30, 2018	$18.55	0.19	0.89	1.08	(0.16)	(0.65)	—	(0.81)
Year Ended September 30, 2017	$15.30	0.17	3.18	3.35	(0.10)	—	—	(0.10)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2022 (Unaudited)	$35.59	(0.03)	0.94	0.91	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$26.20	(0.03)	9.79	9.76	(0.04)	(0.33)	—	(0.37)
Year Ended September 30, 2020	$26.07	0.06	1.45	1.51	(0.05)	(1.33)	—	(1.38)
Year Ended September 30, 2019	$27.73	0.08	0.12	0.20	— (d)	(1.86)	—	(1.86)
Year Ended September 30, 2018	$25.65	0.09	4.11	4.20	(0.18)	(1.94)	—	(2.12)
Year Ended September 30, 2017	$22.48	0.08	3.51	3.59	(0.01)	(0.41)	—	(0.42)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2022 (Unaudited)	$26.66	0.22	2.03	2.25	(0.23)	(0.48)	—	(0.71)
Year Ended September 30, 2021	$20.10	0.35	6.56	6.91	(0.35)	—	—	(0.35)
Year Ended September 30, 2020	$21.33	0.41	(0.39)	0.02	(0.41)	(0.84)	—	(1.25)
Year Ended September 30, 2019	$21.61	0.44	1.23	1.67	(0.43)	(1.52)	—	(1.95)
Year Ended September 30, 2018	$20.89	0.40	2.66	3.06	(0.39)	(1.95)	—	(2.34)
Year Ended September 30, 2017	$18.34	0.39	2.60	2.99	(0.42)	(0.02)	—	(0.44)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

116

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$24.75	8.94%	$2,117	0.70%	1.79%	0.76%	63.25%
$22.96	37.90%	$2,023	0.64%	0.42%	0.78%	122.64%
$16.83	(8.96)%	$1,949	0.64%	2.18%	0.66%	167.34%
$19.62	(2.08)%	$7,550	0.64%	2.28%	0.64%	142.59%
$22.43	11.19%	$8,862	0.63%	1.51%	0.63%	127.89%
$20.82	19.18%	$272,504	0.64%	2.12%	0.64%	144.85%

$20.07	6.06%	$42,379	0.88%	0.15%	0.88%	14.55%
$20.51	43.72%	$51,607	0.87%	0.17%	0.89%	34.00%
$14.33	(5.50)%	$36,835	0.89%	0.39%	1.04%	28.77%
$16.46	(2.54)%	$154,259	0.93%	0.49%	0.93%	26.62%
$19.42	6.82%	$323,012	0.92%	0.08%	0.92%	34.62%
$19.00	15.73%	$632,867	0.90%	0.15%	0.90%	24.83%

$20.41	6.70%	$16,248	0.82%	0.89%	0.82%	40.02%
$19.58	65.21%	$14,639	0.81%	0.89%	0.81%	110.07%
$11.95	(17.64)%	$6,820	0.80%	0.97%	0.84%	119.76%
$14.66	(9.32)%	$28,223	0.80%	1.42%	0.80%	124.82%
$18.82	5.96%	$39,047	0.78%	1.04%	0.78%	89.85%
$18.55	21.89%	$208,404	0.80%	0.99%	0.85%	109.05%

$32.39	2.22%	$217,121	0.88%	(0.17)%	0.88%	10.67%
$35.59	37.55%	$216,341	0.86%	(0.11)%	0.87%	27.20%
$26.20	5.79%	$170,323	0.86%	0.22%	0.86%	17.50%
$26.07	1.47%	$281,099	0.86%	0.30%	0.86%	17.31%
$27.73	17.46%	$350,030	0.86%	0.35%	0.86%	22.78%
$25.65	16.22%	$652,211	0.87%	0.32%	0.87%	18.92%

$28.20	8.48%	$1,746,560	0.77%	1.61%	0.77%	9.95%
$26.66	34.47%	$1,622,233	0.78%	1.40%	0.79%	13.00%
$20.10	0.15%	$1,057,722	0.77%	2.06%	0.78%	33.60%
$21.33	8.72%	$992,964	0.77%	2.17%	0.77%	23.20%
$21.61	15.58%	$828,607	0.77%	1.91%	0.77%	19.49%
$20.89	16.51%	$980,982	0.78%	2.04%	0.78%	16.93%
117

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2022 (Unaudited)	$9.81	0.13	(0.38)	(0.25)	(0.45)	—	—	(0.45)
Year Ended September 30, 2021	$8.14	0.07	1.84	1.91	(0.24)	—	—	(0.24)
Year Ended September 30, 2020	$9.49	0.27	(1.32)	(1.05)	(0.30)	—	—	(0.30)
Year Ended September 30, 2019	$11.18	0.35	(1.33)	(0.98)	(0.31)	(0.40)	—	(0.71)
Year Ended September 30, 2018	$11.76	0.28	(0.40)	(0.12)	(0.35)	(0.11)	—	(0.46)
Year Ended September 30, 2017	$9.69	0.27	1.97	2.24	(0.17)	—	—	(0.17)
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2022 (Unaudited)	$16.25	— (d)	0.52	0.52	—	(1.40)	—	(1.40)
Year Ended September 30, 2021	$12.55	(0.03)	3.73	3.70	—	—	—	—
Year Ended September 30, 2020	$13.31	— (d)	(0.13)	(0.13)	—	(0.63)	—	(0.63)
Year Ended September 30, 2019	$12.48	0.01	0.82	0.83	—	—	—	—
Year Ended September 30, 2018	$11.77	(0.02)	0.99	0.97	(0.08)	(0.18)	—	(0.26)
Year Ended September 30, 2017	$10.00	0.02	1.76	1.78	(0.01)	—	—	(0.01)
Sterling Capital Mid Cap Relative Value Fund
Six Months Ended March 31, 2022 (Unaudited)	$78.92	0.19	2.36	2.55	(0.48)	(5.97)	—	(6.45)
Year Ended September 30, 2021	$58.95	0.45	20.09	20.54	(0.34)	(0.23)	—	(0.57)
Year Ended September 30, 2020	$64.31	0.40	(3.64)	(3.24)	(0.61)	(1.51)	—	(2.12)
Year Ended September 30, 2019	$69.02	0.45	0.15	0.60	(0.29)	(5.02)	—	(5.31)
Year Ended September 30, 2018	$66.47	0.27	4.87	5.14	(0.30)	(2.29)	—	(2.59)
Year Ended September 30, 2017	$55.97	0.19	10.66	10.85	(0.08)	(0.27)	—	(0.35)
Sterling Capital Real Estate Fund
Six Months Ended March 31, 2022 (Unaudited)	$46.19	(0.04)	4.04	4.00	(0.28)	(2.99)	—	(3.27)
Year Ended September 30, 2021	$36.66	0.43	10.51	10.94	(0.59)	(0.82)	—	(1.41)
Year Ended September 30, 2020	$42.36	0.59	(3.97)	(3.38)	(0.80)	(1.52)	—	(2.32)
Year Ended September 30, 2019	$37.63	0.79	6.05	6.84	(0.87)	(1.24)	—	(2.11)
Year Ended September 30, 2018	$37.10	0.81	1.52	2.33	(0.58)	(1.22)	—	(1.80)
Year Ended September 30, 2017	$39.74	0.83	(0.53)	0.30	(1.19)	(1.75)	—	(2.94)
Sterling Capital Small Cap Value Fund
Six Months Ended March 31, 2022 (Unaudited)	$83.58	0.04	4.95	4.99	(0.09)	(17.27)	—	(17.36)
Year Ended September 30, 2021	$64.04	0.17	31.01	31.18	(0.42)	(11.22)	—	(11.64)
Year Ended September 30, 2020	$78.38	0.41	(9.36)	(8.95)	(0.46)	(4.93)	—	(5.39)
Year Ended September 30, 2019	$89.11	0.49	(5.02)	(4.53)	(0.30)	(5.90)	—	(6.20)
Year Ended September 30, 2018	$90.19	0.26	6.60	6.86	(0.25)	(7.69)	—	(7.94)
Year Ended September 30, 2017	$78.46	0.16	15.81	15.97	(0.14)	(4.10)	—	(4.24)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

118

				Ratios/Supplementary Data
Redemption Fees		Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
—		$9.11	(2.69)%	$637	0.66%	2.80%	0.66%	55.95%
—		$9.81	23.86%	$662	0.67%	0.85%	0.85%	158.16%
—		$8.14	(11.65)%	$13,670	0.63%	3.09%	0.83%	164.02%
—		$9.49	(8.44)%	$16,721	0.69%	3.62%	0.89%	97.74%
—		$11.18	(1.25)%	$19,266	0.65%	2.33%	0.85%	96.65%
—		$11.76	23.46%	$81,876	0.68%	2.59%	0.95%	91.65%

—		$15.37	2.94%	$4,166	0.79%	(0.02)%	1.12%	9.01%
—		$16.25	29.48%	$4,591	0.79%	(0.19)%	1.06%	33.93%
—		$12.55	(1.30)%	$5,359	0.79%	0.02%	1.09%	60.03%
—		$13.31	6.65%	$5,386	0.79%	0.07%	1.20%	45.11%
—		$12.48	8.39%	$4,886	0.79%	(0.13)%	1.04%	45.64%
—		$11.77	17.84%	$4,460	0.79%	0.19%	1.35%	37.97%

—		$75.02	2.97%	$55,222	0.83%	0.49%	0.83%	4.53%
—		$78.92	35.02%	$65,503	0.85%	0.60%	0.86%	8.23%
—		$58.95	(5.39)%	$53,847	0.91%	0.67%	0.94%	9.21%
—		$64.31	1.97%	$61,908	0.95%	0.73%	0.95%	6.75%
—		$69.02	7.81%	$66,554	0.95%	0.40%	0.95%	14.47%
—		$66.47	19.47%	$66,030	0.91%	0.32%	0.92%	12.19%

—		$46.92	8.55%	$101,768	0.81%	(0.16)%	0.81%	5.86%
—		$46.19	30.40%	$96,075	0.81%	1.00%	0.81%	12.68%
—		$36.66	(8.09)%	$85,144	0.82%	1.55%	0.82%	9.21%
—		$42.36	19.06%	$105,216	0.82%	2.03%	0.82%	14.56%
—		$37.63	6.42%	$91,626	0.82%	2.21%	0.82%	8.34%
—		$37.10	1.16%	$96,199	0.79%	2.23%	0.81%	13.52%

—		$71.21	5.24%	$460,733	0.99%	0.10%	0.99%	4.75%
—		$83.58	52.78%	$514,025	0.98%	0.22%	1.02%	6.15%
—		$64.04	(12.59)%	$475,615	1.01%	0.58%	1.08%	8.33%
—		$78.38	(4.55)%	$959,875	1.03%	0.64%	1.08%	8.60%
—		$89.11	7.98%	$1,296,897	1.03%	0.29%	1.06%	15.51%
—	(d)	$90.19	20.73%	$1,183,974	1.06%	0.19%	1.06%	7.04%
119

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2022 (Unaudited)	$9.78	0.05	(0.13)	(0.08)	(0.06)	—	—	(0.06)
Year Ended September 30, 2021	$9.83	0.11	(0.04)	0.07	(0.12)	—	—	(0.12)
Year Ended September 30, 2020	$9.79	0.19	0.05	0.24	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$9.75	0.26	0.03	0.29	(0.25)	—	—	(0.25)
Year Ended September 30, 2018	$9.79	0.16	(0.02)	0.14	(0.18)	—	—	(0.18)
Year Ended September 30, 2017	$9.81	0.09	0.04	0.13	(0.15)	—	—	(0.15)
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2022 (Unaudited)	$8.68	0.05	(0.29)	(0.24)	(0.09)	—	—	(0.09)
Year Ended September 30, 2021	$8.78	0.12	(0.02)	0.10	(0.20)	—	—	(0.20)
Year Ended September 30, 2020	$8.65	0.19	0.16	0.35	(0.22)	—	—	(0.22)
Year Ended September 30, 2019	$8.52	0.23	0.15	0.38	(0.25)	—	—	(0.25)
Year Ended September 30, 2018	$8.69	0.19	(0.12)	0.07	(0.24)	—	—	(0.24)
Year Ended September 30, 2017	$8.81	0.12	(0.01)	0.11	(0.23)	—	—	(0.23)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2022 (Unaudited)	$9.79	0.04	(0.54)	(0.50)	(0.11)	—	—	(0.11)
Year Ended September 30, 2021	$10.14	0.09	(0.19)	(0.10)	(0.25)	—	—	(0.25)
Year Ended September 30, 2020	$9.93	0.20	0.28	0.48	(0.27)	—	—	(0.27)
Year Ended September 30, 2019	$9.49	0.23	0.48	0.71	(0.27)	—	—	(0.27)
Year Ended September 30, 2018	$9.92	0.19	(0.34)	(0.15)	(0.28)	—	—	(0.28)
Year Ended September 30, 2017	$10.25	0.18	(0.28)	(0.10)	(0.23)	—	—	(0.23)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2022 (Unaudited)	$11.05	0.10	(0.79)	(0.69)	(0.12)	(0.09)	—	(0.21)
Year Ended September 30, 2021	$11.39	0.20	(0.13)	0.07	(0.26)	(0.15)	—	(0.41)
Year Ended September 30, 2020	$10.89	0.27	0.54	0.81	(0.31)	— (d)	—	(0.31)
Year Ended September 30, 2019	$10.20	0.32	0.71	1.03	(0.34)	—	—	(0.34)
Year Ended September 30, 2018	$10.60	0.29	(0.37)	(0.08)	(0.32)	—	—	(0.32)
Year Ended September 30, 2017	$10.82	0.25	(0.15)	0.10	(0.32)	—	—	(0.32)
Sterling Capital Long Duration Corporate Bond Fund
Six Months Ended March 31, 2022 (Unaudited)	$10.50	0.11	(0.96)	(0.85)	(0.13)	(1.03)	—	(1.16)
Year Ended September 30, 2021	$10.77	0.28	0.03	0.31	(0.28)	(0.30)	—	(0.58)
Year Ended September 30, 2020	$10.38	0.30	0.39	0.69	(0.30)	—	—	(0.30)
Year Ended September 30, 2019	$9.81	0.33	0.56	0.89	(0.32)	—	—	(0.32)
Year Ended September 30, 2018	$10.24	0.32	(0.36)	(0.04)	(0.32)	(0.07)	—	(0.39)
Year Ended September 30, 2017	$10.36	0.32	(0.09)	0.23	(0.31)	(0.04)	—	(0.35)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

120

			Ratios/Supplementary Data
Redemption Fees	Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
—	$9.64	(0.85)%	$30,253	0.27%	1.04%	0.48%	29.57%
—	$9.78	0.75%	$32,492	0.29%	1.08%	0.51%	48.71%
—	$9.83	2.44%	$33,699	0.38%	1.90%	0.55%	43.45%
—	$9.79	3.06%	$15,343	0.42%	2.70%	0.52%	103.69%
—	$9.75	1.46%	$21,926	0.41%	1.65%	0.51%	74.56%
—	$9.79	1.36%	$33,879	0.43%	0.95%	0.53%	59.57%

—	$8.35	(2.76)%	$100,921	0.46%	1.20%	0.46%	34.31%
—	$8.68	1.19%	$161,804	0.43%	1.40%	0.46%	39.26%
—	$8.78	4.12%	$174,891	0.42%	2.20%	0.52%	64.69%
—	$8.65	4.55%	$171,989	0.43%	2.68%	0.53%	78.58%
—	$8.52	0.80%	$126,878	0.43%	2.20%	0.53%	62.02%
—	$8.69	1.28%	$67,467	0.45%	1.37%	0.55%	78.77%

—	$9.18	(5.04)%	$14,743	0.46%	0.92%	0.65%	5.86%
—	$9.79	(1.08)%	$16,272	0.43%	0.88%	0.61%	71.31%
—	$10.14	4.92%	$8,049	0.54%	1.95%	0.70%	47.36%
—	$9.93	7.54%	$11,052	0.57%	2.35%	0.66%	40.13%
—	$9.49	(1.48)%	$17,961	0.65%	1.99%	0.66%	40.85%
—	$9.92	(0.95)%	$16,412	0.62%	1.80%	0.66%	32.44%

—	$10.15	(6.35)%	$988,980	0.45%	1.77%	0.48%	25.51%
—	$11.05	0.69%	$1,139,676	0.45%	1.77%	0.50%	48.80%
—	$11.39	7.59%	$1,051,891	0.45%	2.45%	0.57%	59.59%
—	$10.89	10.27%	$1,065,346	0.45%	3.10%	0.58%	79.40%
—	$10.20	(0.74)%	$860,437	0.45%	2.79%	0.57%	62.28%
—	$10.60	1.00%	$997,074	0.47%	2.38%	0.57%	64.07%

—	$8.49	(8.99)%	$390	0.63%	2.50%	0.81%	179.30%
—	$10.50	2.92%	$6,508	0.71%	2.61%	0.87%	47.29%
—	$10.77	6.72%	$18,519	0.67%	2.83%	0.70%	52.28%
—	$10.38	9.28%	$22,651	0.68%	3.25%	0.69%	82.23%
—	$9.81	(0.45)%	$30,805	0.63%	3.18%	0.63%	66.82%
—	$10.24	2.32%	$29,471	0.63%	3.09%	0.63%	78.79%
121

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2022 (Unaudited)	$10.05	0.07	(0.54)	(0.47)	(0.09)	—	—	(0.09)
Year Ended September 30, 2021	$10.26	0.15	(0.15)	—	(0.21)	—	—	(0.21)
Year Ended September 30, 2020	$10.10	0.24	0.19	0.43	(0.27)	—	—	(0.27)
Year Ended September 30, 2019	$9.62	0.31	0.47	0.78	(0.30)	—	—	(0.30)
Year Ended September 30, 2018	$9.95	0.29	(0.32)	(0.03)	(0.30)	—	—	(0.30)
Year Ended September 30, 2017	$10.10	0.23	(0.11)	0.12	(0.27)	—	—	(0.27)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2022 (Unaudited)	$10.97	0.09	(0.60)	(0.51)	(0.09)	—	—	(0.09)
Year Ended September 30, 2021	$11.12	0.18	(0.15)	0.03	(0.18)	—	—	(0.18)
Year Ended September 30, 2020	$10.91	0.21	0.21	0.42	(0.21)	—	—	(0.21)
Year Ended September 30, 2019	$10.43	0.25	0.48	0.73	(0.25)	—	—	(0.25)
Year Ended September 30, 2018	$10.78	0.26	(0.35)	(0.09)	(0.26)	—	—	(0.26)
Year Ended September 30, 2017	$11.08	0.25	(0.26)	(0.01)	(0.25)	(0.04)	—	(0.29)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2022 (Unaudited)	$11.32	0.10	(0.63)	(0.53)	(0.10)	—	—	(0.10)
Year Ended September 30, 2021	$11.39	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)
Year Ended September 30, 2020	$11.20	0.23	0.19	0.42	(0.23)	—	—	(0.23)
Year Ended September 30, 2019	$10.69	0.23	0.51	0.74	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$11.03	0.23	(0.34)	(0.11)	(0.23)	—	—	(0.23)
Year Ended September 30, 2017	$11.22	0.22	(0.19)	0.03	(0.22)	—	—	(0.22)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2022 (Unaudited)	$11.97	0.09	(0.66)	(0.57)	(0.09)	(0.01)	—	(0.10)
Year Ended September 30, 2021	$12.22	0.19	(0.22)	(0.03)	(0.19)	(0.03)	—	(0.22)
Year Ended September 30, 2020	$11.97	0.23	0.25	0.48	(0.23)	—	—	(0.23)
Year Ended September 30, 2019	$11.40	0.26	0.57	0.83	(0.26)	—	—	(0.26)
Year Ended September 30, 2018	$11.76	0.26	(0.36)	(0.10)	(0.26)	—	—	(0.26)
Year Ended September 30, 2017	$12.13	0.26	(0.28)	(0.02)	(0.26)	(0.09)	—	(0.35)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2022 (Unaudited)	$10.21	0.08	(0.49)	(0.41)	(0.08)	— (d)	—	(0.08)
Year Ended September 30, 2021	$10.31	0.18	(0.09)	0.09	(0.18)	(0.01)	—	(0.19)
Year Ended September 30, 2020	$10.13	0.21	0.19	0.40	(0.21)	(0.01)	—	(0.22)
Year Ended September 30, 2019	$9.73	0.24	0.42	0.66	(0.24)	(0.02)	—	(0.26)
Year Ended September 30, 2018	$10.05	0.24	(0.31)	(0.07)	(0.24)	(0.01)	—	(0.25)
Year Ended September 30, 2017	$10.28	0.23	(0.18)	0.05	(0.23)	(0.05)	—	(0.28)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

122

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$9.49	(4.67)%	$84,235	0.54%	1.38%	0.58%	31.08%
$10.05	0.02%	$62,718	0.57%	1.52%	0.61%	73.60%
$10.26	4.33%	$35,808	0.59%	2.36%	0.63%	35.96%
$10.10	8.27%	$36,361	0.60%	3.15%	0.64%	17.58%
$9.62	(0.28)%	$37,088	0.58%	2.97%	0.62%	19.17%
$9.95	1.23%	$39,533	0.60%	2.31%	0.64%	34.72%

$10.37	(4.70)%	$136,718	0.55%	1.62%	0.55%	26.20%
$10.97	0.24%	$154,297	0.55%	1.59%	0.55%	7.97%
$11.12	3.90%	$140,958	0.54%	1.92%	0.54%	17.06%
$10.91	7.10%	$140,022	0.55%	2.37%	0.55%	33.12%
$10.43	(0.81)%	$133,812	0.54%	2.49%	0.54%	22.06%
$10.78	(0.06)%	$140,484	0.54%	2.34%	0.58%	25.92%

$10.69	(4.71)%	$53,296	0.58%	1.79%	0.58%	8.43%
$11.32	1.10%	$71,455	0.56%	1.71%	0.56%	20.23%
$11.39	3.76%	$71,865	0.56%	2.01%	0.56%	4.84%
$11.20	7.02%	$66,331	0.56%	2.13%	0.56%	23.84%
$10.69	(1.02)%	$63,090	0.55%	2.10%	0.55%	27.71%
$11.03	0.34%	$69,746	0.56%	2.03%	0.59%	31.17%

$11.30	(4.78)%	$58,628	0.57%	1.51%	0.57%	16.87%
$11.97	(0.27)%	$65,071	0.56%	1.56%	0.56%	8.98%
$12.22	4.06%	$62,828	0.56%	1.91%	0.56%	15.44%
$11.97	7.31%	$59,312	0.56%	2.18%	0.56%	24.57%
$11.40	(0.88)%	$61,420	0.55%	2.22%	0.55%	21.08%
$11.76	(0.14)%	$70,780	0.55%	2.18%	0.59%	23.25%

$9.72	(3.99)%	$66,468	0.56%	1.67%	0.56%	1.97%
$10.21	0.88%	$67,778	0.56%	1.78%	0.56%	8.56%
$10.31	4.01%	$67,627	0.56%	2.08%	0.56%	3.28%
$10.13	6.85%	$53,352	0.56%	2.43%	0.56%	33.73%
$9.73	(0.73)%	$54,988	0.55%	2.39%	0.55%	17.53%
$10.05	0.52%	$59,567	0.56%	2.34%	0.59%	21.00%
123

Sterling Capital Funds

Financial Highlights, Class R6 Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2022 (Unaudited)	$22.99	0.23	1.84	2.07	(0.26)	—	—	(0.26)
Year Ended September 30, 2021	$16.85	0.09	6.25	6.34	(0.04)	—	(0.16)	(0.20)
Year Ended September 30, 2020	$19.62	0.40	(2.07)	(1.67)	(0.52)	(0.58)	—	(1.10)
Year Ended September 30, 2019	$22.43	0.46	(1.08)	(0.62)	(0.44)	(1.75)	—	(2.19)
February 1, 2018 to September 30, 2018(e)	$22.89	0.28	(0.45)	(0.17)	(0.29)	—	—	(0.29)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2022 (Unaudited)	$20.55	0.03	1.19	1.22	(0.04)	(1.64)	—	(1.68)
Year Ended September 30, 2021	$14.35	0.03	6.25	6.28	(0.08)	—	—	(0.08)
Year Ended September 30, 2020	$16.48	(0.02)	(0.75)	(0.77)	(0.23)	(1.13)	—	(1.36)
Year Ended September 30, 2019	$19.44	0.11	(0.78)	(0.67)	(0.03)	(2.26)	—	(2.29)
February 1, 2018 to September 30, 2018(e)	$20.22	0.03	(0.81)	(0.78)	—	—	—	—
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2022 (Unaudited)	$19.60	0.10	1.22	1.32	(0.21)	(0.28)	—	(0.49)
Year Ended September 30, 2021	$11.97	0.17	7.60	7.77	(0.14)	—	—	(0.14)
Year Ended September 30, 2020	$14.67	0.15	(2.70)	(2.55)	(0.15)	—	—	(0.15)
Year Ended September 30, 2019	$18.84	0.23	(2.10)	(1.87)	(0.32)	(1.98)	—	(2.30)
February 1, 2018 to September 30, 2018(e)	$18.59	0.17	0.08	0.25	—	—	—	—
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2022 (Unaudited)	$35.51	(0.02)	0.94	0.92	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$26.22	(0.01)	9.78	9.77	(0.15)	(0.33)	—	(0.48)
Year Ended September 30, 2020	$26.09	0.09	1.44	1.53	(0.07)	(1.33)	—	(1.40)
Year Ended September 30, 2019	$27.75	0.10	0.12	0.22	(0.02)	(1.86)	—	(1.88)
February 1, 2018 to September 30, 2018(e)	$26.44	0.04	1.42	1.46	(0.15)	—	—	(0.15)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2022 (Unaudited)	$26.67	0.24	2.03	2.27	(0.25)	(0.48)	—	(0.73)
Year Ended September 30, 2021	$20.09	0.37	6.56	6.93	(0.35)	—	—	(0.35)
Year Ended September 30, 2020	$21.34	0.43	(0.40)	0.03	(0.44)	(0.84)	—	(1.28)
Year Ended September 30, 2019	$21.61	0.47	1.23	1.70	(0.45)	(1.52)	—	(1.97)
February 1, 2018 to September 30, 2018(e)	$21.49	0.30	0.12	0.42	(0.30)	—	—	(0.30)
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2022 (Unaudited)	$9.81	0.14	(0.38)	(0.24)	(0.46)	—	—	(0.46)
Year Ended September 30, 2021	$8.14	0.29	1.62	1.91	(0.24)	—	—	(0.24)
Year Ended September 30, 2020	$9.49	0.27	(1.32)	(1.05)	(0.30)	—	—	(0.30)
Year Ended September 30, 2019	$11.19	0.36	(1.34)	(0.98)	(0.32)	(0.40)	—	(0.72)
February 1, 2018 to September 30, 2018(e)	$12.35	0.35	(1.51)	(1.16)	—	—	—	—
Sterling Capital Long Duration Corporate Bond Fund
January 31, 2022 to March 31, 2022
(Unaudited)(e).	$9.16	0.05	(0.67)	(0.62)	(0.05)	—	—	(0.05)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Net Assets are below $1,000.
(e)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

124

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$24.80	9.01%	$1		0.57%	1.91%	0.57%	63.25%
$22.99	37.92%	$1		0.58%	0.43%	0.63%	122.64%
$16.85	(8.88)%	$—	(d)	0.59%	2.19%	0.64%	167.34%
$19.62	(2.02)%	$239,763		0.58%	2.35%	0.64%	142.59%
$22.43	(0.69)%	$270,105		0.58%	1.94%	0.63%	127.89%

$20.09	6.11%	$198		0.79%	0.26%	0.88%	14.55%
$20.55	43.85%	$402		0.79%	0.17%	0.97%	34.00%
$14.35	(5.56)%	$3,477		0.54%	(0.06)%	0.56%	28.77%
$16.48	(2.45)%	$247,949		0.82%	0.68%	0.93%	26.62%
$19.44	(3.86)%	$285,847		0.83%	0.26%	0.93%	34.62%

$20.43	6.75%	$89,471		0.77%	0.95%	0.82%	40.02%
$19.60	65.36%	$83,819		0.75%	0.96%	0.81%	110.07%
$11.97	(17.63)%	$70,372		0.74%	1.11%	0.82%	119.76%
$14.67	(9.29)%	$210,436		0.73%	1.53%	0.80%	124.82%
$18.84	1.34%	$191,051		0.73%	1.38%	0.79%	89.85%

$32.32	2.25%	$38,523		0.79%	(0.10)%	0.87%	10.67%
$35.51	37.67%	$44,452		0.78%	(0.03)%	0.87%	27.20%
$26.22	5.87%	$40,057		0.78%	0.38%	0.86%	17.50%
$26.09	1.53%	$355,672		0.77%	0.40%	0.86%	17.31%
$27.75	5.60%	$372,948		0.78%	0.21%	0.85%	22.78%

$28.21	8.52%	$72,114		0.67%	1.70%	0.77%	9.95%
$26.67	34.61%	$70,388		0.68%	1.50%	0.79%	13.00%
$20.09	0.21%	$56,277		0.67%	2.18%	0.78%	33.60%
$21.34	8.89%	$345,806		0.66%	2.28%	0.77%	23.20%
$21.61	2.03%	$317,827		0.66%	2.16%	0.77%	19.49%

$9.11	(2.65)%	$83,463		0.61%	2.87%	0.66%	55.95%
$9.81	23.70%	$85,736		0.63%	3.04%	0.74%	158.16%
$8.14	(11.49)%	$69,236		0.63%	3.10%	0.83%	164.02%
$9.49	(8.48)%	$78,307		0.61%	3.77%	0.89%	97.74%
$11.19	(9.39)%	$62,804		0.62%	4.63%	0.87%	96.65%

$8.49	(8.98)%	$28,678		0.34%	3.59%	0.43%	179.30%
125

Sterling Capital Funds

Financial Highlights, Class R6 Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Real Estate Fund
Six Months Ended March 31, 2022 (Unaudited)	$46.33	(0.06)	4.09	4.03	(0.28)	(2.99)	—	(3.27)
Year Ended September 30, 2021	$36.69	0.59	10.46	11.05	(0.59)	(0.82)	—	(1.41)
January 31, 2020 to September 30, 2020(d)	$41.35	0.36	(4.26)	(3.90)	(0.76)	—	—	(0.76)
Sterling Capital Small Cap Value Fund
Six Months Ended March 31, 2022 (Unaudited)	$83.72	0.07	4.97	5.04	(0.14)	(17.27)	—	(17.41)
Year Ended September 30, 2021	$64.09	0.29	30.99	31.28	(0.43)	(11.22)	—	(11.65)
January 31, 2020 to September 30, 2020(d)	$77.13	0.49	(13.53)	(13.04)	—	—	—	—
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2022 (Unaudited)	$8.68	0.06	(0.28)	(0.22)	(0.10)	—	—	(0.10)
February 1, 2021 to September 30, 2021(d)	$8.78	0.08	(0.04)	0.04	(0.14)	—	—	(0.14)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2022 (Unaudited)	$11.05	0.10	(0.79)	(0.69)	(0.13)	(0.09)	—	(0.22)
Year Ended September 30, 2021	$11.39	0.21	(0.12)	0.09	(0.28)	(0.15)	—	(0.43)
Year Ended September 30, 2020	$10.89	0.28	0.54	0.82	(0.32)	— (f)	—	(0.32)
Year Ended September 30, 2019	$10.20	0.33	0.71	1.04	(0.35)	—	—	(0.35)
January 31, 2018 to September 30, 2018(d)	$10.48	0.21	(0.27)	(0.06)	(0.22)	—	—	(0.22)

*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Net Assets are below $1,000.
(f)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

126

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$47.09	8.58%	$20		0.72%	(0.24)%	0.81%	5.86%
$46.33	30.67%	$16		0.62%	1.33%	0.73%	12.68%
$36.69	(9.30)%	$—	(e)	0.70%	1.47%	0.70%	19.58%

$71.35	5.30%	$4,964		0.89%	0.19%	0.99%	4.75%
$83.72	52.98%	$3,656		0.88%	0.36%	1.02%	6.15%
$64.09	(16.91)%	$2,882		0.87%	1.17%	1.09%	8.33%

$8.36	(2.60)%	$17,477		0.37%	1.29%	0.46%	34.31%
$8.68	0.44%	$29,565		0.40%	1.52%	0.49%	39.26%

$10.14	(6.39)%	$289,303		0.35%	1.87%	0.48%	25.51%
$11.05	0.79%	$348,271		0.35%	1.88%	0.52%	48.80%
$11.39	7.70%	$642,344		0.35%	2.52%	0.58%	59.59%
$10.89	10.38%	$350,129		0.35%	3.20%	0.58%	79.40%
$10.20	(0.52)%	$281,637		0.35%	3.16%	0.59%	62.28%
127

Sterling Capital Funds

Notes to Financial Statements

March 31, 2022 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Mid Cap Relative Value Fund (formerly known as Sterling Capital Stratton Mid Cap Value Fund), Sterling Capital Real Estate Fund (formerly known as Sterling Capital Stratton Real Estate Fund), Sterling Capital Small Cap Value Fund (formerly known as Sterling Capital Stratton Small Cap Value Fund), Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund (formerly known as Sterling Capital Corporate Fund), Sterling Capital Quality Income Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” All Funds are referred to as the “Variable Net Asset Value Funds.”

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2022, the Funds discussed herein offered up to four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. Class A Shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund and Sterling Capital Total Return Fund have a maximum sales charge of 5.75% as a percentage of original purchase price. Class A Shares of Sterling Capital Ultra Short Bond Fund have a maximum sales charge of 0.50%, and Class A Shares of Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds have a maximum sales charge of 2.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of up to 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Total Return Bond Fund and Sterling Capital Quality Income Fund. With respect to the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Total Return Bond Fund, and Sterling Capital Quality Income Fund, sales of Class A shares of $250,000 or more are not subject to a sales load but will be subject to a CDSC of up to 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. During the period ended September 30, 2021, Sterling Capital South Carolina Intermediate Tax-Free Fund had $24,891 in CDSC fees for Class A Shares. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. Effective on the close of business on November 15, 2021, Class R Shares were converted into Class A Shares for the Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, and Sterling Capital Total Return Bond Fund.

128

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Variable Net Asset Value Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2022, there were no significant changes to the valuation policies and procedures.

129

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2022 is as follows:

	Level 1- Quoted Prices		Level 2- Other Significant Observable Inputs		Level 3- Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$34,973,146	(a)	$—		$—	$34,973,146
Sterling Capital Mid Value Fund	67,007,643	(a)	—		—	67,007,643
Sterling Capital Behavioral Small Cap Value Equity Fund	112,824,685	(a)	—		—	112,824,685
Sterling Capital Special Opportunities Fund.	649,945,992	(a)	—		—	649,945,992
Sterling Capital Equity Income Fund.	2,380,210,510	(a)	—		—	2,380,210,510
Sterling Capital Behavioral International Equity Fund.	2,043,312	(b)	81,495,292	(a)	—	83,538,604
Sterling Capital SMID Opportunities Fund.	10,232,531	(a)	—		—	10,232,531
Sterling Capital Mid Cap Relative Value Fund	55,688,881	(a)	—		—	55,688,881
Sterling Capital Real Estate Fund	102,770,512	(a)	—		—	102,770,512
Sterling Capital Small Cap Value Fund.	469,525,803	(a)	—		—	469,525,803
Sterling Capital Ultra Short Bond Fund	1,333,162	(b)	35,622,912	(a)	—	36,956,074
Sterling Capital Short Duration Bond Fund	2,031,973	(b)	121,350,231	(a)	—	123,382,204
Sterling Capital Intermediate U.S. Government Fund.	437,800	(b)	17,298,245	(a)	—	17,736,045
Sterling Capital Total Return Bond Fund	21,879,010	(b)	1,328,482,730	(a)	—	1,350,361,740
Sterling Capital Long Duration Corporate Bond Fund.	159,144	(b)	29,143,097	(a)	—	29,302,241
Sterling Capital Quality Income Fund	3,714,308	(b)	80,855,252	(a)	—	84,569,560
Sterling Capital North Carolina Intermediate Tax-Free Fund	3,989,618	(b)	158,103,972	(a)	—	162,093,590
Sterling Capital South Carolina Intermediate Tax-Free Fund	3,080,388	(b)	61,752,050	(a)	—	64,832,438
Sterling Capital Virginia Intermediate Tax-Free Fund	3,207,411	(b)	69,461,783	(a)	—	72,669,194
Sterling Capital West Virginia Intermediate Tax-Free Fund.	5,582,305	(b)	85,473,012	(a)	—	91,055,317

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.

(b)	Represents money market funds and/or certain preferred stocks.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds. Dividends from net investment income are declared and paid quarterly for Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and Sterling Capital SMID Opportunities Fund, if the annualized yield of the distribution exceeds an amount determined annually by the Board. Dividends from net investment income for Sterling Capital Behavioral International Equity Fund is declared and paid annually. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital. Distributions to shareholders are recorded on the ex-dividend date.

130

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — All Funds, except Sterling Capital SMID Opportunities Fund, Sterling Capital Intermediate U.S. Government Fund and the Tax-Free Funds, may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the year.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction,

131

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may invest in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on when-issued securities until the underlying securities are received.

Accounting Standards— In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Funds’ financial statements.

3.     Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2022 were as follows:

	Purchases	Sales
Sterling Capital Behavioral Large Cap Value Equity Fund	$21,677,100	$22,700,696
Sterling Capital Mid Value Fund	10,334,774	21,477,673
Sterling Capital Behavioral Small Cap Value Equity Fund	44,009,675	43,522,201
Sterling Capital Special Opportunities Fund	70,066,685	102,000,744
Sterling Capital Equity Income Fund	231,784,726	332,098,689
Sterling Capital Behavioral International Equity Fund	48,438,416	47,546,527
Sterling Capital SMID Opportunities Fund	969,673	2,229,366
Sterling Capital Mid Cap Relative Value Fund	2,737,893	15,581,729
Sterling Capital Real Estate Fund	5,894,617	7,559,418
Sterling Capital Small Cap Value Fund	23,758,253	104,523,155
Sterling Capital Ultra Short Bond Fund	9,936,200	10,908,313
Sterling Capital Short Duration Bond Fund	52,284,449	110,773,958
Sterling Capital Intermediate U.S. Government Fund	199,757	96,054

132

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

	Purchases	Sales
Sterling Capital Total Return Bond Fund	$193,157,376	$240,380,230
Sterling Capital Long Duration Corporate Bond Fund	31,097,179	7,154,389
Sterling Capital Quality Income Fund	12,676,123	1,072,337
Sterling Capital North Carolina Intermediate Tax-Free Fund	45,303,492	55,495,243
Sterling Capital South Carolina Intermediate Tax-Free Fund	6,156,979	21,429,967
Sterling Capital Virginia Intermediate Tax-Free Fund	12,900,364	18,209,865
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,778,525	3,275,642

Purchases and sales of U.S. government securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2022 were as follows:

	Purchases	Sales
Sterling Capital Short Duration Bond Fund	$17,300,418	$13,715,341
Sterling Capital Intermediate U.S. Government Fund	1,143,109	1,002,816
Sterling Capital Total Return Bond Fund	179,366,594	157,782,757
Sterling Capital Long Duration Corporate Bond Fund	23,907,004	23,182,537
Sterling Capital Quality Income Fund	34,292,587	20,379,630

4.     Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital’s waived investment advisory fees are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2022:

	Prior to February 1, 2022			Effective February 1, 2022
	Contractual Fee Rate	Fee Rate after Contractual Waivers		Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Behavioral Large Cap Value Equity Fund	0.45%	0.45	%(1)	0.45%	0.45%
Sterling Capital Mid Value Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Special Opportunities Fund	0.65%	0.65%		0.65%	0.65%
Sterling Capital Equity Income Fund	0.55%	0.55%		0.55%	0.55%
Sterling Capital Behavioral International Equity Fund	0.40%	0.40%		0.40%	0.40%
Sterling Capital SMID Opportunities Fund	0.70%	0.70%		0.70%	0.70%
Sterling Capital Mid Cap Relative Value Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Real Estate Fund	0.58%	0.58%		0.58%	0.58%
Sterling Capital Small Cap Value Fund	0.75%	0.75%		0.75%	0.75%
Sterling Capital Ultra Short Bond Fund	0.20%	0.20%		0.20%	0.20%
Sterling Capital Short Duration Bond Fund	0.20%	0.20%		0.20%	0.20%
Sterling Capital Intermediate U.S. Government Fund	0.32%	0.12	%(2)	0.32%	0.32%
Sterling Capital Total Return Bond Fund	0.25%	0.25%		0.25%	0.25%
Sterling Capital Long Duration Corporate Bond Fund	0.35%	0.31	%(1),(2)	0.25%	0.25%
Sterling Capital Quality Income Fund	0.35%	0.31	%(2)	0.35%	0.31	%(3)
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%

(1)	For all or a portion of the period ended March 31, 2022, Sterling Capital voluntarily waived and/or reimbursed certain expenses of the Funds. Voluntary waivers and reimbursements of expenses may be discontinued at any time.
(2)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2021 through January 31, 2022.
(3)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2022 through January 31, 2023.

133

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

For the following Funds, Sterling Capital has contractually agreed to waive its investment advisory fees, pay Fund operating expenses, and/or reimburse fees or expenses, in order to limit expenses of the shares based on average daily net assets, excluding interest, taxes, acquired funds fees and extraordinary expenses. The expense limitations for the periods February 1, 2021 through January 31, 2022 and February 1, 2022 through January 31, 2023 are as follows:

	Effective February 1, 2022
	Class A	Class C	Institutional	Class R6
Sterling Capital SMID Opportunities Fund	1.04%	1.79%	0.79%	-%
Sterling Capital Ultra Short Bond Fund	0.52%	-%	0.27%	-%
Sterling Capital Intermediate U.S. Government Fund	0.75%	1.50%	0.50%	-%
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.45%
Sterling Capital Long Duration Corporate Bond Fund	0.70%	1.45%	0.45%	0.45%

	Prior to February 1, 2022
	Class A	Class C	Institutional	Class R6
Sterling Capital SMID Opportunities Fund	1.04%	1.79%	0.79%	-%
Sterling Capital Ultra Short Bond Fund	0.52%	-%	0.27%	-%
Sterling Capital Intermediate U.S. Government Fund	0.75%	1.50%	0.50%	-%
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.45%

For the following Funds, Sterling Capital has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse a Fund the following levels with respect to the Funds' Class R6 Shares, effective for the period February 1, 2022 through January 31, 2023:

Effective February 1, 2022
Sterling Capital Behavioral Large Cap Value Equity Fund	0.06%
Sterling Capital Mid Value Fund	0.09%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.05%
Sterling Capital Special Opportunities Fund	0.08%
Sterling Capital Equity Income Fund	0.10%
Sterling Capital Behavioral International Equity Fund	0.05%
Sterling Capital Real Estate Fund	0.09%
Sterling Capital Small Cap Value Fund	0.10%
Sterling Capital Short Duration Bond Fund	0.09%
Sterling Capital Total Return Bond Fund	0.10%
Sterling Capital Long Duration Corporate Bond Fund	0.09%

For the following Funds, Sterling Capital contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse a Fund the following levels with respect to the Funds' Class R6 Shares, effective for the period February 1, 2021 through January 31, 2022:

Prior to February 1, 2022
Sterling Capital Behavioral Large Cap Value Equity Fund	0.05%
Sterling Capital Mid Value Fund	0.09%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.05%
Sterling Capital Special Opportunities Fund	0.08%
Sterling Capital Equity Income Fund	0.10%
Sterling Capital Behavioral International Equity Fund	0.05%
Sterling Capital Real Estate Fund	0.09%
Sterling Capital Small Cap Value Fund	0.10%
Sterling Capital Short Duration Bond Fund	0.09%
Sterling Capital Total Return Bond Fund	0.10%

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds, at a rate

134

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, The Bank of New York Mellon (“the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, The Bank of New York Mellon is entitled to a fee payable by Sterling Capital. The Bank of New York Mellon also serves as the Funds’ fund accountant and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees.”

BNY Mellon Investment Servicing (US) Inc. serves as the Funds’ transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by the CCO. Expenses incurred are reflected on the Statements of Operations as “Compliance Service Fees.”

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (the “Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25% and 1.00% of the average daily net assets of the Class A Shares and Class C Shares, respectively. In addition, the Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2022, the Distributor received $98,019 from commissions earned on sales of shares of the Variable Net Asset Value Funds. The Distributor does not retain commissions for profit. These commissions and fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

The Advisor and/or its affiliates may pay out of their own assets (and not as an additional charge to a fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. The amount of these payments is determined at the discretion of the Advisor and/or its affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or of a particular share class of a Fund. Commissions and finder’s fees financed by the Advisor and paid by the Distributor to affiliated broker-dealers during the period ended March 31, 2022 were $846.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $100,000 plus $7,500 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $1,500 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board receives additional compensation at the annual rate of $24,000, the Audit Committee Chairman receives additional compensation at the annual rate of $18,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $7,500. The fees are allocated across the Trust based upon relative net assets.

135

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

5.     Capital Transactions:

Transactions in Class A, Class C, Institutional, Class R and Class R6 Shares were:

	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A	Shares	Amount	Shares	Amount
Issued	42,800	$1,052,061	41,838	$852,810
Reinvested	9,558	237,892	15,398	288,409
Redeemed	(84,256)	(2,041,747)	(165,155)	(3,392,430)
Total	(31,898)	$(751,794)	(107,919)	$(2,251,211)

Sterling Capital Behavioral Large Cap Value Equity Fund
Class C	Shares	Amount	Shares	Amount
Issued	269	$6,298	690	$13,830
Reinvested	59	1,413	186	3,360
Redeemed	(833)	(19,700)	(22,060)	(406,813)
Total	(505)	$(11,989)	(21,184)	$(389,623)

Sterling Capital Behavioral Large Cap Value Equity Fund
Institutional	Shares	Amount	Shares	Amount
Issued	4,841	$120,430	20,803	$407,986
Reinvested	679	16,988	981	18,502
Redeemed	(8,088)	(200,954)	(49,484)	(1,014,454)
Total	(2,568)	$(63,536)	(27,700)	$(587,966)

Sterling Capital Behavioral Large Cap Value Equity Fund
Class R6	Shares	Amount	Shares	Amount
Reinvested	—	$7	1	$5
Total	—	$7	1	$5

Sterling Capital Mid Value Fund
Class A	Shares	Amount	Shares	Amount
Issued	27,948	$536,193	50,933	$993,734
Reinvested	92,289	1,765,483	2,391	41,220
Redeemed	(79,008)	(1,566,223)	(230,271)	(4,242,223)
Total	41,229	$735,453	(176,947)	$(3,207,269)

Sterling Capital Mid Value Fund
Class C	Shares	Amount	Shares	Amount
Issued	5,147	$85,373	1,452	$23,154
Reinvested	5,296	83,888	—	—
Redeemed	(29,518)	(491,311)	(69,838)	(1,099,637)
Total	(19,075)	$(322,050)	(68,386)	$(1,076,483)

Sterling Capital Mid Value Fund
Institutional	Shares	Amount	Shares	Amount
Issued	16,248	$328,900	654,893	$12,446,868
Reinvested	197,808	3,889,195	9,659	170,284
Redeemed	(618,894)	(12,128,212)	(718,028)	(14,337,942)
Total	(404,838)	$(7,910,117)	(53,476)	$(1,720,790)

136

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
Sterling Capital Mid Value Fund
Class R(1)	Shares	Amount	Shares	Amount
Issued	2	$45	54	$1,040
Reinvested	—	—	—	2
Redeemed	(430)	(8,727)	(1)	(9)
Total	(428)	$(8,682)	53	$1,033

Sterling Capital Mid Value Fund
Class R6	Shares	Amount	Shares	Amount
Issued	—	$—	2,636	$43,186
Reinvested	3	52	23	394
Redeemed	(9,729)	(202,603)	(225,282)	(4,063,386)
Total	(9,726)	$(202,551)	(222,623)	$(4,019,806)

Sterling Capital Behavioral Small Cap Value Equity Fund
Class A	Shares	Amount	Shares	Amount
Issued	18,425	$382,757	15,753	$278,950
Reinvested	7,704	156,527	2,768	40,284
Redeemed	(27,768)	(561,524)	(64,464)	(1,091,075)
Total	(1,639)	$(22,240)	(45,943)	$(771,841)

Sterling Capital Behavioral Small Cap Value Equity Fund
Class C	Shares	Amount	Shares	Amount
Issued	4,668	$93,653	373	$6,142
Reinvested	29	552	—	—
Redeemed	(4,817)	(97,769)	(7,176)	(114,167)
Total	(120)	$(3,564)	(6,803)	$(108,025)

Sterling Capital Behavioral Small Cap Value Equity Fund
Institutional	Shares	Amount	Shares	Amount
Issued	166,454	$3,384,164	425,935	$7,544,347
Reinvested	16,811	345,293	4,254	62,444
Redeemed	(134,954)	(2,748,306)	(253,018)	(4,326,883)
Total	48,311	$981,151	177,171	$3,279,908

Sterling Capital Behavioral Small Cap Value Equity Fund
Class R(1)	Shares	Amount	Shares	Amount
Issued	45	$892	2,132	$35,302
Reinvested	—	—	76	1,097
Redeemed	(13,648)	(287,327)	(3,570)	(62,311)
Total	(13,603)	$(286,435)	(1,362)	$(25,912)

Sterling Capital Behavioral Small Cap Value Equity Fund
Class R6	Shares	Amount	Shares	Amount
Issued	—	$—	3,271	$54,841
Reinvested	103,351	2,125,065	57,955	851,367
Redeemed	—	—	(1,665,031)	(31,836,646)
Total	103,351	$2,125,065	(1,603,805)	$(30,930,438)

137

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
Sterling Capital Special Opportunities Fund
Class A	Shares	Amount	Shares	Amount
Issued	356,040	$11,054,267	899,419	$28,108,301
Reinvested	1,303,455	40,511,385	127,257	3,532,665
Redeemed	(704,927)	(22,029,713)	(1,619,012)	(49,005,620)
Total	954,568	$29,535,939	(592,336)	$(17,364,654)

Sterling Capital Special Opportunities Fund
Class C	Shares	Amount	Shares	Amount
Issued	51,312	$1,258,392	85,196	$2,107,942
Reinvested	322,107	7,608,160	41,122	906,331
Redeemed	(417,807)	(9,883,246)	(1,238,202)	(29,930,092)
Total	(44,388)	$(1,016,694)	(1,111,884)	$(26,915,819)

Sterling Capital Special Opportunities Fund
Institutional	Shares	Amount	Shares	Amount
Issued	778,529	$25,837,451	1,223,082	$40,695,174
Reinvested	595,100	19,846,597	63,869	1,886,861
Redeemed	(749,096)	(25,588,394)	(1,708,623)	(54,171,179)
Total	624,533	$20,095,654	(421,672)	$(11,589,144)

Sterling Capital Special Opportunities Fund
Class R(1)	Shares	Amount	Shares	Amount
Issued	—	$—	28	$693
Reinvested	—	—	—	14
Redeemed	(42)	(1,476)	(4,520)	(115,349)
Total	(42)	$(1,476)	(4,492)	$(114,642)

Sterling Capital Special Opportunities Fund
Class R6	Shares	Amount	Shares	Amount
Issued	40,886	$1,356,584	75,987	$2,356,511
Reinvested	4,708	156,652	690	20,418
Redeemed	(105,607)	(3,448,638)	(352,462)	(11,199,650)
Total	(60,013)	$(1,935,402)	(275,785)	$(8,822,721)

Sterling Capital Equity Income Fund
Class A	Shares	Amount	Shares	Amount
Issued	978,030	$27,354,121	3,995,959	$98,587,686
Reinvested	362,796	10,174,219	171,179	4,339,483
Redeemed	(1,488,947)	(41,344,608)	(2,838,113)	(69,848,590)
Total	(148,121)	$(3,816,268)	1,329,025	$33,078,579

Sterling Capital Equity Income Fund
Class C	Shares	Amount	Shares	Amount
Issued	270,671	$7,490,842	377,612	$9,167,208
Reinvested	59,098	1,634,138	12,023	296,015
Redeemed	(560,211)	(15,418,409)	(3,324,223)	(80,466,176)
Total	(230,442)	$(6,293,429)	(2,934,588)	$(71,002,953)

138

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
Sterling Capital Equity Income Fund
Institutional	Shares	Amount	Shares	Amount
Issued	8,482,193	$236,196,164	17,467,222	$430,631,193
Reinvested	1,236,613	34,831,916	616,486	15,718,369
Redeemed	(8,629,698)	(241,633,904)	(9,862,395)	(244,303,420)
Total	1,089,108	$29,394,176	8,221,313	$202,046,142

Sterling Capital Equity Income Fund
Class R(1)	Shares	Amount	Shares	Amount
Issued	49	$1,324	30,887	$782,739
Reinvested	—	—	671	16,723
Redeemed	(51,591)	(1,463,090)	(68,015)	(1,752,490)
Total	(51,542)	$(1,461,766)	(36,457)	$(953,028)

Sterling Capital Equity Income Fund
Class R6	Shares	Amount	Shares	Amount
Issued	285,465	$8,029,252	944,445	$22,264,153
Reinvested	30,263	853,258	18,346	464,380
Redeemed	(398,637)	(11,197,214)	(1,124,786)	(27,430,174)
Total	(82,909)	$(2,314,704)	(161,995)	$(4,701,641)

Sterling Capital Behavioral International Equity Fund
Class A	Shares	Amount	Shares	Amount
Issued	1,411	$13,666	7,910	$69,621
Reinvested	1,867	17,718	1,452	12,832
Redeemed	(4,933)	(46,797)	(11,774)	(113,208)
Total	(1,655)	$(15,413)	(2,412)	$(30,755)

Sterling Capital Behavioral International Equity Fund
Class C	Shares	Amount	Shares	Amount
Issued	21	$204	71	$705
Reinvested	199	1,877	101	891
Redeemed	—	(1)	(74)	(690)
Total	220	$2,080	98	$906

Sterling Capital Behavioral International Equity Fund
Institutional	Shares	Amount	Shares	Amount
Issued	2,560	$25,610	935	$9,368
Reinvested	3,309	31,374	2,040	18,010
Redeemed	(3,438)	(33,307)	(1,614,353)	(14,734,958)
Total	2,431	$23,677	(1,611,378)	$(14,707,580)

Sterling Capital Behavioral International Equity Fund
Class R6	Shares	Amount	Shares	Amount
Reinvested	422,301	$4,003,413	235,591	$2,082,632
Total	422,301	$4,003,413	235,591	$2,082,632

Sterling Capital SMID Opportunities Fund
Class A	Shares	Amount	Shares	Amount
Issued	1,005	$15,776	37,980	$587,546
Reinvested	25,841	404,670	—	—
Redeemed	(26,136)	(407,660)	(76,597)	(1,218,610)
Total	710	$12,786	(38,617)	$(631,064)

139

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
Sterling Capital SMID Opportunities Fund
Class C	Shares	Amount	Shares	Amount
Issued	147	$2,200	1,063	$16,863
Reinvested	8,069	121,527	—	—
Redeemed	(19,535)	(284,999)	(6,800)	(101,769)
Total	(11,319)	$(161,272)	(5,737)	$(84,906)

Sterling Capital SMID Opportunities Fund
Institutional	Shares	Amount	Shares	Amount
Issued	2,464	$41,307	14,716	$220,461
Reinvested	22,884	362,713	—	—
Redeemed	(36,720)	(563,957)	(159,154)	(2,485,677)
Total	(11,372)	$(159,937)	(144,438)	$(2,265,216)

Sterling Capital Mid Cap Relative Value Fund
Class A	Shares	Amount	Shares	Amount
Issued	1,174	$91,321	3,552	$228,722
Reinvested	354	27,374	30	2,010
Redeemed	(35)	(2,484)	(1,351)	(83,360)
Total	1,493	$116,211	2,231	$147,372

Sterling Capital Mid Cap Relative Value Fund
Class C	Shares	Amount	Shares	Amount
Issued	9	$729	15	$1,149
Reinvested	3	250	—	5
Total	12	$979	15	$1,154

Sterling Capital Mid Cap Relative Value Fund
Institutional	Shares	Amount	Shares	Amount
Issued	2,225	$181,135	17,072	$1,327,524
Reinvested	59,267	4,619,348	6,931	473,525
Redeemed	(155,438)	(12,351,108)	(107,394)	(7,872,757)
Total	(93,946)	$(7,550,625)	(83,391)	$(6,071,708)

Sterling Capital Real Estate Fund
Class A	Shares	Amount	Shares	Amount
Issued	4,498	$208,081	4,693	$196,046
Reinvested	940	44,937	499	20,159
Redeemed	(1,422)	(66,075)	(4,268)	(186,034)
Total	4,016	$186,943	924	$30,171

Sterling Capital Real Estate Fund
Class C	Shares	Amount	Shares	Amount
Issued	2	$117	21	$1,000
Reinvested	257	12,153	127	4,949
Redeemed	(16)	(749)	(1,426)	(56,202)
Total	243	$11,521	(1,278)	$(50,253)

140

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
Sterling Capital Real Estate Fund	Shares	Amount	Shares	Amount
Institutional
Issued	85,254	$4,140,791	265,204	$10,813,943
Reinvested	129,903	6,231,636	71,046	2,880,895
Redeemed	(126,099)	(5,932,939)	(578,908)	(25,636,626)
Total	89,058	$4,439,488	(242,658)	$(11,941,788)

Sterling Capital Real Estate Fund
Class R6	Shares	Amount	Shares	Amount
Issued	60	$2,779	328	$13,868
Reinvested	25	1,191	6	250
Redeemed	—	(21)	(1)	(20)
Total	85	$3,949	333	$14,098

Sterling Capital Small Cap Value Fund
Class A	Shares	Amount	Shares	Amount
Issued	2,628	$197,455	11,399	$910,833
Reinvested	9,538	698,451	5,127	349,012
Redeemed	(6,496)	(472,542)	(6,905)	(524,432)
Total	5,670	$423,364	9,621	$735,413

Sterling Capital Small Cap Value Fund
Class C	Shares	Amount	Shares	Amount
Issued	900	$72,617	908	$74,265
Reinvested	1,371	94,969	643	41,968
Redeemed	(383)	(25,175)	(814)	(63,837)
Total	1,888	$142,411	737	$52,396

Sterling Capital Small Cap Value Fund
Institutional	Shares	Amount	Shares	Amount
Issued	216,046	$16,115,339	655,128	$51,516,884
Reinvested	1,184,084	87,493,753	916,791	62,862,358
Redeemed	(1,080,058)	(80,560,725)	(2,848,814)	(219,208,647)
Total	320,072	$23,048,367	(1,276,895)	$(104,829,405)

Sterling Capital Small Cap Value Fund
Class R6	Shares	Amount	Shares	Amount
Issued	12,681	$1,174,628	4,022	$339,541
Reinvested	13,254	981,746	7,679	527,073
Redeemed	(27)	(2,257)	(13,007)	(1,011,343)
Total	25,908	$2,154,117	(1,306)	$(144,729)

Sterling Capital Ultra Short Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	544,224	$5,289,978	514,235	$5,042,688
Reinvested	3,176	30,822	3,821	37,444
Redeemed	(539,343)	(5,217,724)	(51,979)	(509,581)
Total	8,057	$103,076	466,077	$4,570,551

141

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
Sterling Capital Ultra Short Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	664,452	$6,459,130	1,483,876	$14,546,133
Reinvested	11,563	112,318	20,855	204,591
Redeemed	(859,027)	(8,368,594)	(1,612,690)	(15,829,258)
Total	(183,012)	$(1,797,146)	(107,959)	$(1,078,534)

Sterling Capital Short Duration Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	50,517	$432,628	87,395	$766,298
Reinvested	3,896	33,260	9,195	80,431
Redeemed	(150,484)	(1,276,612)	(72,934)	(638,447)
Total	(96,071)	$(810,724)	23,656	$208,282

Sterling Capital Short Duration Bond Fund
Class C	Shares	Amount	Shares	Amount
Issued	6,903	$59,240	54,275	$473,163
Reinvested	615	5,243	1,241	10,850
Redeemed	(39,173)	(332,375)	(43,426)	(380,462)
Total	(31,655)	$(267,892)	12,090	$103,551

Sterling Capital Short Duration Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	2,138,684	$18,253,760	5,459,027	$47,787,423
Reinvested	137,517	1,174,907	400,471	3,501,537
Redeemed	(8,833,671)	(75,900,160)	(7,144,887)	(62,293,235)
Total	(6,557,470)	$(56,471,493)	(1,285,389)	$(11,004,275)

Sterling Capital Short Duration Bond Fund
Class R6	Shares	Amount	Shares	Amount
Issued	36,051	$309,507	3,417,306	$29,696,358
Reinvested	1,392	11,883	65	566
Redeemed	(1,350,738)	(11,585,751)	(13,042)	(113,208)
Total	(1,313,295)	$(11,264,361)	3,404,329	$29,583,716

Sterling Capital Intermediate U.S. Government Fund
Class A	Shares	Amount	Shares	Amount
Issued	6,392	$61,543	22,535	$226,038
Reinvested	3,080	29,378	7,430	73,839
Redeemed	(34,030)	(324,063)	(71,461)	(713,584)
Total	(24,558)	$(233,142)	(41,496)	$(413,707)

Sterling Capital Intermediate U.S. Government Fund
Class C	Shares	Amount	Shares	Amount
Issued	229	$2,181	672	$6,663
Reinvested	79	755	284	2,817
Redeemed	(1,548)	(14,699)	(18,808)	(187,602)
Total	(1,240)	$(11,763)	(17,852)	$(178,122)

142

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
Sterling Capital Intermediate U.S. Government Fund
Institutional	Shares	Amount	Shares	Amount
Issued	15,879	$155,097	1,548,650	$15,665,762
Reinvested	18,426	175,809	39,617	393,800
Redeemed	(90,698)	(854,829)	(719,213)	(7,245,377)
Total	(56,393)	$(523,923)	869,054	$8,814,185

Sterling Capital Total Return Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	252,316	$2,719,113	2,260,247	$25,551,361
Reinvested	93,728	1,008,831	177,265	1,985,976
Redeemed	(496,165)	(5,316,550)	(1,966,158)	(22,210,629)
Total	(150,121)	$(1,588,606)	471,354	$5,326,708

Sterling Capital Total Return Bond Fund
Class C	Shares	Amount	Shares	Amount
Issued	3,787	$41,535	70,420	$793,444
Reinvested	6,469	69,894	16,563	186,308
Redeemed	(58,677)	(622,497)	(331,499)	(3,696,750)
Total	(48,421)	$(511,068)	(244,516)	$(2,716,998)

Sterling Capital Total Return Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	12,290,677	$131,644,479	35,830,628	$399,920,995
Reinvested	1,400,648	15,086,637	2,546,915	28,542,253
Redeemed	(19,376,910)	(207,786,511)	(27,578,996)	(307,935,662)
Total	(5,685,585)	$(61,055,395)	10,798,547	$120,527,586

Sterling Capital Total Return Bond Fund
Class R(1)	Shares	Amount	Shares	Amount
Issued	10	$106	241	$2,685
Reinvested	4	49	95	1,056
Redeemed	(3,148)	(34,409)	(7)	(79)
Total	(3,134)	$(34,254)	329	$3,662

Sterling Capital Total Return Bond Fund
Class R6	Shares	Amount	Shares	Amount
Issued	3,496,099	$37,326,081	14,133,055	$157,869,661
Reinvested	452,737	4,872,344	1,392,703	15,644,998
Redeemed	(6,960,151)	(73,817,776)	(40,405,334)	(447,181,438)
Total	(3,011,315)	$(31,619,351)	(24,879,576)	$(273,666,779)

Sterling Capital Long Duration Corporate Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	3,614	$32,770	16,220	$173,572
Reinvested	6,917	64,664	2,762	29,278
Redeemed	(6,550)	(63,705)	(4,289)	(45,247)
Total	3,981	$33,729	14,693	$157,603

143

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
Sterling Capital Long Duration Corporate Bond Fund
Class C	Shares	Amount	Shares	Amount
Issued	1,970	$20,383	460	$4,839
Reinvested	266	2,483	14	153
Redeemed	(2,196)	(18,182)	(450)	(4,724)
Total	40	$4,684	24	$268

Sterling Capital Long Duration Corporate Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	3,366,517	$30,839,802	50,064	$530,692
Reinvested	15,004	138,396	50,597	537,481
Redeemed	(3,955,170)	(35,341,533)	(1,199,766)	(12,879,362)
Total	(573,649)	$(4,363,335)	(1,099,105)	$(11,811,189)

Sterling Capital Long Duration Corporate Bond Fund
Class R6	Shares	Amount	Shares	Amount
Issued	3,361,792	$29,785,521	—	$—
Reinvested	14,789	126,793	—	—
Total	3,376,581	$29,912,314	—	$—

Sterling Capital Quality Income Fund
Class A	Shares	Amount	Shares	Amount
Issued	798	$7,919	1,831	$18,667
Reinvested	28	275	63	638
Redeemed	(4)	(35)	(1,429)	(14,473)
Total	822	$8,159	465	$4,832

Sterling Capital Quality Income Fund
Class C	Shares	Amount	Shares	Amount
Issued	21	$209	346	$3,504
Reinvested	2	16	4	37
Redeemed	—	—	(310)	(3,129)
Total	23	$225	40	$412

Sterling Capital Quality Income Fund
Institutional	Shares	Amount	Shares	Amount
Issued	3,019,541	$29,261,588	3,927,109	$39,815,276
Reinvested	26,739	261,773	63,072	640,709
Redeemed	(408,505)	(4,008,422)	(1,238,812)	(12,554,637)
Total	2,637,775	$25,514,939	2,751,369	$27,901,348

Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	18,123	$197,594	232,333	$2,573,680
Reinvested	14,277	153,562	31,377	347,725
Redeemed	(248,849)	(2,684,239)	(441,643)	(4,901,297)
Total	(216,449)	$(2,333,083)	(177,933)	$(1,979,892)

144

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Issued	5,415	$59,011	10,532	$116,978
Reinvested	392	4,206	1,062	11,761
Redeemed	(30,167)	(324,360)	(122,210)	(1,350,921)
Total	(24,360)	$(261,143)	(110,616)	$(1,222,182)

Sterling Capital North Carolina Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	1,233,388	$13,280,561	2,947,749	$32,734,912
Reinvested	44,607	479,914	87,037	964,213
Redeemed	(2,157,660)	(23,185,624)	(1,642,723)	(18,216,553)
Total	(879,665)	$(9,425,149)	1,392,063	$15,482,572

Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	20,929	$232,537	971,065	$11,174,577
Reinvested	6,328	70,740	16,620	190,623
Redeemed	(182,373)	(2,046,320)	(1,044,630)	(11,976,075)
Total	(155,116)	$(1,743,043)	(56,945)	$(610,875)

Sterling Capital South Carolina Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Issued	—	$—	1,736	$20,002
Reinvested	131	1,458	418	4,787
Redeemed	(15,999)	(176,344)	(32,497)	(372,615)
Total	(15,868)	$(174,886)	(30,343)	$(347,826)

Sterling Capital South Carolina Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	349,020	$3,881,231	1,163,980	$13,268,574
Reinvested	17,803	197,481	32,208	366,803
Redeemed	(1,695,585)	(18,835,493)	(1,193,275)	(13,603,974)
Total	(1,328,762)	$(14,756,781)	2,913	$31,403

Sterling Capital Virginia Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	10,747	$127,874	100,162	$1,214,360
Reinvested	8,304	97,643	18,551	225,127
Redeemed	(143,815)	(1,662,694)	(101,935)	(1,235,438)
Total	(124,764)	$(1,437,177)	16,778	$204,049

Sterling Capital Virginia Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Issued	708	$8,194	—	$—
Reinvested	11	130	311	3,792
Redeemed	(3,725)	(43,426)	(59,368)	(716,138)
Total	(3,006)	$(35,102)	(59,057)	$(712,346)

145

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
Sterling Capital Virginia Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	200,391	$2,353,806	743,170	$9,021,037
Reinvested	5,302	62,325	12,238	148,454
Redeemed	(451,635)	(5,290,821)	(461,354)	(5,590,795)
Total	(245,942)	$(2,874,690)	294,054	$3,578,696

Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	28,038	$275,402	122,328	$1,258,711
Reinvested	16,261	163,141	37,602	386,517
Redeemed	(67,644)	(673,082)	(200,474)	(2,061,930)
Total	(23,345)	$(234,539)	(40,544)	$(416,702)

Sterling Capital West Virginia Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Issued	—	$—	1	$10
Reinvested	9	85	119	1,233
Redeemed	—	—	(27,162)	(279,350)
Total	9	$85	(27,042)	$(278,107)

Sterling Capital West Virginia Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	515,195	$5,239,818	1,406,990	$14,492,951
Reinvested	9,986	100,193	10,738	110,530
Redeemed	(319,265)	(3,206,387)	(1,344,741)	(13,841,257)
Total	205,916	$2,133,624	72,987	$762,224

(1)	Class R shares were automatically converted to Class A shares on November 15, 2021.

6.    Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.    Focused Investment Risk:

Focused Investment Risk are investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated that are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated. As of March 31, 2022, the Sterling Capital Real Estate Fund invested 35.2% of its net assets in Specialized securities.

8.    Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate uncommitted amount of $100,000,000 has been made available for use by all Funds of the Trust for shareholder liquidations only. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than

146

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

one percent (1%) per annum. The Agreement will expire on March 25, 2023. During the six months ended March 31, 2022, each of the following Funds utilized its line of credit:

	Average Interest Rate	Average Loan Balance*	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Special Opportunities Fund	125.00%	$5,037,833	6	$1,045	$16,049,000
Sterling Capital SMID Opportunities Fund	125.00%	20,000	1	-	20,000
Sterling Capital Small Cap Value Fund	125.00%	12,563,600	5	2,181	13,046,000

*	Average loan balance was calculated by taking the sum of the loans outstanding for each day divided by the number of days the loans were outstanding.

9.    Fund Ownership:

As of March 31, 2022, Truist and its affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to the following Funds in the following amounts: 79% of the Behavioral Small Cap Value Equity Fund, 99% of the Behavioral International Equity Fund and 30% of the Ultra Short Bond Fund. As a result, Truist may be deemed to be a “controlling person” of each of the above mentioned Funds under the 1940 Act.

10.  Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the year, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses are permitted to be carried forward without expiration. Such capital losses will retain their character as either short-term or long-term capital losses.

At September 30, 2021, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Code and the Treasury regulations:

	Amount With No Expiration
	Short-term Losses	Long-term Losses
Sterling Capital Behavioral Large Cap Value Equity Fund	$(19,364,855)	$—
Sterling Capital Behavioral International Equity Fund	(9,028,383)	—
Sterling Capital Ultra Short Bond Fund	(70,510)	(920,428)
Sterling Capital Short Duration Bond Fund	(811,036)	(5,509,135)
Sterling Capital Intermediate U.S. Government Fund	(355,069)	(722,871)
Sterling Capital Quality Income Fund	(1,263,528)	(453,940)
Sterling Capital North Carolina Intermediate Tax-Free Fund	(300,235)	—
Sterling Capital South Carolina Intermediate Tax-Free Fund	(44,424)	—

The character of income and gains distributed is determined in accordance with the Code and the Treasury regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., redemptions in-kind and equalization utilized), such amounts

147

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no impact on net assets or net asset values per share.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2021 was as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return Of Capital	Tax Exempt Distributions	Total Distributions Paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	$66,228	$—	$66,228	$256,144	$—	$322,372
Sterling Capital Mid Value Fund	460,102	133,548	593,650	—	—	593,650
Sterling Capital Behavioral Small Cap Value Equity Fund	1,079,648	364,960	1,444,608	—	—	1,444,608
Sterling Capital Special Opportunities Fund	665,760	12,633,008	13,298,768	—	—	13,298,768
Sterling Capital Equity Income Fund	26,618,496	844,914	27,463,410	—	—	27,463,410
Sterling Capital Behavioral International Equity Fund	2,447,303	—	2,447,303	—	—	2,447,303
Sterling Capital Mid Cap Relative Value Fund	336,325	371,713	708,038	—	—	708,038
Sterling Capital Real Estate Fund	1,501,501	2,345,379	3,846,880	—	—	3,846,880
Sterling Capital Small Cap Value Fund	3,671,687	90,883,296	94,554,983	—	—	94,554,983
Sterling Capital Ultra Short Bond Fund	403,885	—	403,885	—	—	403,885
Sterling Capital Short Duration Bond Fund	4,457,417	—	4,457,417	—	—	4,457,417
Sterling Capital Intermediate U.S. Government Fund	540,540	—	540,540	—	—	540,540
Sterling Capital Total Return Bond Fund	60,987,228	2,953,951	63,941,179	—	—	63,941,179
Sterling Capital Long Duration Corporate Bond Fund	411,957	546,278	958,235	—	—	958,235
Sterling Capital Quality Income Fund	843,908	—	843,908	—	—	843,908
Sterling Capital North Carolina Intermediate Tax-Free Fund	5,954	—	5,954	—	2,810,460	2,816,414
Sterling Capital South Carolina Intermediate Tax-Free Fund	2,963	—	2,963	—	1,483,035	1,485,998
Sterling Capital Virginia Intermediate Tax-Free Fund	78,444	197,736	276,180	—	1,159,903	1,436,083
Sterling Capital West Virginia Intermediate Tax-Free Fund	177	60,776	60,953	—	1,682,325	1,743,278

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes. The Funds may also utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends.

Under current tax law, net capital losses or, if there are no such losses, net long-term capital losses or net short-term capital losses realized after October 31, net ordinary losses from the sale, exchange or other taxable disposition of property realized after October 31 and other net ordinary losses realized after December 31 of a Fund’s taxable year may be deferred and treated as occurring on the first business day of the following taxable year for tax purposes. The following Funds had deferred qualified late-year losses, which will be treated as arising on the first business day of the taxable year ending September 30, 2021:

	Qualified Late-Year Ordinary Losses	Qualified Late-Year Short-term Capital Losses	Qualified Late-Year Long-term Capital Losses
Sterling Capital Ultra Short Bond Fund	$—	$5,348	$24,839
Sterling Capital Quality Income Fund	—	92,540	100,222

148

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long Term Capital Gains	Distributable Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Accumulated Deficit)
Sterling Capital Behavioral Large Cap Value Equity Fund	$(10,959)	$—	$(10,959)	$—	$(16,695,778)	$5,340,909	$(11,365,828)
Sterling Capital Mid Value Fund	(6,436)	4,298,731	4,292,295	—	—	23,533,249	27,825,544
Sterling Capital Behavioral Small Cap Value Equity Fund	(286,602)	7,143,747	6,857,145	—	—	22,742,007	29,599,152
Sterling Capital Special Opportunities Fund	(1,238,773)	26,707,329	25,468,556	—	—	298,283,186	323,751,742
Sterling Capital Equity Income Fund	(694,369)	104,505,159	103,810,790	(1)	—	881,258,008	985,068,797
Sterling Capital Behavioral International Equity Fund	1,061,310	—	1,061,310	—	(8,676,874)	3,318,463	(4,297,101)
Sterling Capital SMID Opportunities Fund	(14,965)	512,773	497,808	—	—	3,156,042	3,653,850
Sterling Capital Mid Cap Relative Value Fund	21,881	7,631,185	7,653,066	—	—	26,076,877	33,729,943
Sterling Capital Real Estate Fund	(115,768)	2,882,369	2,766,601	—	—	52,731,530	55,498,131
Sterling Capital Small Cap Value Fund	(342,662)	77,743,421	77,400,759	—	—	308,179,413	385,580,172
Sterling Capital Ultra Short Bond Fund	(17,305)	—	(17,305)	(11,368)	(1,062,358)	(551,254)	(1,642,285)
Sterling Capital Short Duration Bond Fund	(505,459)	—	(505,459)	(58,763)	(7,702,069)	(3,531,148)	(11,797,439)
Sterling Capital Intermediate U.S. Government Fund	(7,499)	—	(7,499)	(1,207)	(1,350,905)	(747,250)	(2,106,861)
Sterling Capital Total Return Bond Fund	(977,925)	—	(977,925)	(799,604)	(9,359,038)	(63,025,454)	(74,162,021)
Sterling Capital Long Duration Corporate Bond Fund	(11,136)	—	(11,136)	(993)	(30,991)	(2,217,392)	(2,260,512)
Sterling Capital Quality Income Fund	(104,229)	—	(104,229)	(67,136)	(2,103,481)	(3,040,209)	(5,315,055)
Sterling Capital North Carolina Intermediate Tax-Free Fund	241,312	—	241,312	(128,744)	(2,599,170)	776,740	(1,709,862)
Sterling Capital South Carolina Intermediate Tax-Free Fund	88,377	—	88,377	(59,910)	(406,910)	474,955	96,512
Sterling Capital Virginia Intermediate Tax-Free Fund	138,598	—	138,598	(75,372)	(751,069)	280,000	(407,843)
Sterling Capital West Virginia Intermediate Tax-Free Fund	165,937	—	165,937	(84,787)	(252,328)	(471,135)	(642,313)

*	The primary differences between book basis and tax basis unrealized appreciation (depreciation) were due to the deferral of losses on wash sales, Passive Foreign Investment Companies and the deferral of market discount and premium until time of sale and real estate investment trust adjustments.
149

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

As of September 30, 2021, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long Term Capital Gains	Distributable Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Accumulated Deficit)
Sterling Capital Behavioral Large Cap Value Equity Fund	$—	$—	$—	$—	$(19,364,855)	$5,382,800	$(13,982,055)
Sterling Capital Mid Value Fund	2,999,568	1,996,940	4,996,508	—	—	24,677,872	29,674,380
Sterling Capital Behavioral Small Cap Value Equity Fund	332,124	1,511,662	1,843,786	—	—	23,268,450	25,112,236
Sterling Capital Special Opportunities Fund	3,009,729	74,720,224	77,729,953	—	—	311,990,260	389,720,213
Sterling Capital Equity Income Fund	—	21,694,038	21,694,038	—	(163,807)	833,775,537	855,305,768
Sterling Capital Behavioral International Equity Fund	3,875,517	—	3,875,517	—	(9,028,383)	7,218,835	2,065,969
Sterling Capital SMID Opportunities Fund	2,867	947,826	950,693	—	—	3,357,656	4,308,349
Sterling Capital Mid Cap Relative Value Fund	824,930	4,075,085	4,900,015	—	—	31,583,101	36,483,116
Sterling Capital Real Estate Fund	712,243	5,604,760	6,317,003	—	—	47,912,856	54,229,859
Sterling Capital Small Cap Value Fund	2,824,373	103,238,919	106,063,292	—	—	357,322,168	463,385,460
Sterling Capital Ultra Short Bond Fund	9,699	—	9,699	(11,148)	(1,021,125)	(46,401)	(1,068,975)
Sterling Capital Short Duration Bond Fund	200,302	—	200,302	(63,850)	(6,320,171)	(186,118)	(6,369,837)
Sterling Capital Intermediate U.S. Government Fund	126,886	—	126,886	(2,011)	(1,077,940)	62,034	(891,031)
Sterling Capital Total Return Bond Fund	3,645,281	11,121,245	14,766,526	(809,234)	—	34,177,720	48,135,012
Sterling Capital Long Duration Corporate Bond Fund	54,599	546,689	601,288	(12,129)	—	265,862	855,021
Sterling Capital Quality Income Fund	60,754	—	60,754	(60,820)	(1,910,230)	595,794	(1,314,502)
Sterling Capital North Carolina Intermediate Tax-Free Fund	237,962	—	237,962	(125,395)	(300,235)	8,331,721	8,144,053
Sterling Capital South Carolina Intermediate Tax-Free Fund	99,665	—	99,665	(71,199)	(44,424)	4,090,659	4,074,701
Sterling Capital Virginia Intermediate Tax-Free Fund	136,738	87,833	224,571	(73,515)	—	3,958,396	4,109,452
Sterling Capital West Virginia Intermediate Tax-Free Fund	172,286	7,835	180,121	(91,136)	—	4,035,603	4,124,588

*	The primary differences between book basis and tax basis unrealized appreciation (depreciation) were due to the deferral of losses on wash sales,basis adjustments on partnership interests, Passive Foreign Investment Companies and the deferral of market discount and premium until point of sale and real estate investment trust adjustments.

Under current tax law, net capital losses or, if there are no such losses, net long-term capital losses or net short-term capital losses realized after October 31, net ordinary losses from the sale, exchange or other taxable disposition of property realized after October 31 and other net ordinary losses realized after December 31 of a Fund’s taxable year may be deferred and treated as occurring on the first business day of the following taxable year for tax purposes.

150

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$29,632,237	$5,910,748	$(569,839)	$5,340,909
Sterling Capital Mid Value Fund	43,844,188	24,401,903	(1,238,448)	23,163,455
Sterling Capital Behavioral Small Cap Value Equity Fund	90,184,222	26,008,848	(3,368,385)	22,640,463
Sterling Capital Special Opportunities Fund	351,706,693	302,113,563	(3,874,264)	298,239,299
Sterling Capital Equity Income Fund	1,500,759,138	906,452,817	(27,001,445)	879,451,372
Sterling Capital Behavioral International Equity Fund	80,214,665	7,208,741	(3,884,802)	3,323,939
Sterling Capital SMID Opportunities Fund	7,107,765	3,328,526	(203,760)	3,124,766
Sterling Capital Mid Cap Relative Value Fund	29,654,037	27,007,132	(972,288)	26,034,844
Sterling Capital Real Estate Fund	50,039,284	53,022,420	(291,192)	52,731,228
Sterling Capital Small Cap Value Fund	161,346,390	311,357,477	(3,178,064)	308,179,413
Sterling Capital Ultra Short Bond Fund	37,507,328	4,885	(556,139)	(551,254)
Sterling Capital Short Duration Bond Fund	126,921,848	42,878	(3,582,522)	(3,539,644)
Sterling Capital Intermediate U.S. Government Fund	18,487,183	104,760	(855,898)	(751,138)
Sterling Capital Total Return Bond Fund	1,414,726,435	5,914,622	(70,279,317)	(64,364,695)
Sterling Capital Long Duration Corporate Bond Fund	31,529,347	11,682	(2,238,788)	(2,227,106)
Sterling Capital Quality Income Fund	87,615,700	115,684	(3,161,824)	(3,046,140)
Sterling Capital North Carolina Intermediate Tax-Free Fund	161,316,850	1,850,984	(1,074,244)	776,740
Sterling Capital South Carolina Intermediate Tax-Free Fund	64,357,483	866,502	(391,547)	474,955
Sterling Capital Virginia Intermediate Tax-Free Fund	72,389,194	799,866	(519,866)	280,000
Sterling Capital West Virginia Intermediate Tax-Free Fund	91,526,452	912,522	(1,383,657)	(471,135)

11.Subsequent Events:

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

151

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Continuation of Current Advisory Agreement

The Board of Trustees conducted meetings in August and November 2021 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust (collectively, the “Funds”), for a new term running through January 31, 2023. The above referenced agreement is referred to herein as the “Advisory Agreement.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with a peer group of comparable funds (based on average share class assets) for advisory fees, administrator fees, 12b- 1 fees, and total fund expenses. The Trustees considered the contractual advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Trustees noted that, as detailed below, Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds in recent years as part of the annual contract review process. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. As part of their deliberations, the Independent Trustees conducted private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreement, the Trustees attributed different weights to various factors involved in an analysis of the Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided by the Adviser to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year by the Adviser at Board meetings, as well as materials furnished by the Adviser specifically in connection with the annual review process. The Trustees conducted periodic meetings with representatives of each Fund’s portfolio management team over the course of the year, and received periodic “deep dive” attribution analyses regarding specific Funds. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation of the Adviser, and the capabilities and commitment of the Adviser to provide high quality services to each Fund.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Adviser in managing each Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding the Adviser’s and the Funds’ regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the Adviser’s trading practices, and considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating, among other things, the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent, and quality of services provided or to be provided by the Adviser, the nature and extent of responsibilities was or was expected to be consistent with mutual fund industry norms, and the quality of the services provided or to be provided by the Adviser was or was expected to be satisfactory or better.

152

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Investment Performance

The Trustees considered the performance results of each Fund over various periods in absolute terms and relative to each Fund’s benchmark and peer fund categories determined by an independent third-party data provider. In conducting their review, the Trustees focused particular attention on cases where a Fund’s longer-term performance compared unfavorably with its relevant peer categories. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers over time and taking other steps to address underperformance concerns with certain Funds.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates, and Other Benefits

The Trustees considered peer group information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers and reductions described below under “Economies of Scale.”

As part of their review, the Trustees considered benefits to Sterling Capital aside from advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ portfolio transactions. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds where applicable. This included information about the differences in services necessary to manage the Funds as compared to separate accounts, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulations or established in Fund disclosure documents. Based on this information, the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of fee comparisons to those other separate account clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Adviser. In determining whether the advisory fees were fair and reasonable, the Trustees considered profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented the Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less estimated expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. Based on their review, the Trustees concluded that the profitability of the Adviser as a result of its relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

153

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees considered that Sterling Capital had taken steps to reduce the expense ratios for a number of Funds as part of the 2021 contract review process. In particular, Sterling Capital agreed to limit its advisory fee rates for the period February 1, 2022 to January 31, 2023 for Sterling Capital Quality Income Fund as part of the 2021 contract review process. In addition, Sterling Capital agreed to implement total expense caps for the period February 1, 2022 to January 31, 2023 for one or more share classes of each of Sterling Capital SMID Opportunities Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Ultra Short Bond Fund and Sterling Capital Intermediate U.S. Government Fund. Finally, the Trustees noted that Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds as part of the 2020 and 2021 contract review processes. As part of the 2020 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the following Funds: Sterling Capital Mid Value Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Short Duration Bond Fund, and Sterling Capital Total Return Bond Fund. As part of the 2021 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the Sterling Capital Long Duration Corporate Bond Fund. The Trustees found that, taking into account these fee waivers and reductions, each Fund’s fee schedule represents an appropriate sharing between the Fund and Sterling Capital of such economies of scale as may exist at current asset levels.

154

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at www. sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT reports, once filed, will be available without charge on the Commission’s website at www.sec.gov.

155

Notice of Privacy Policy & Practices

Sterling Capital Funds provide this notice to you so that you will know what kinds of information we collect about shareholders1, prospective investors, and individuals (such as beneficiaries), and the circumstances in which that information may be disclosed to third parties who are not affiliated with Sterling Capital Funds.

Collection of Personal Information

We collect nonpublic personal information about you from the following sources:

•	Account Applications and other forms, which may include your name, address, social security number, and information about your investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in your account(s);

•	Correspondence, written, telephonic or electronic between you and Sterling Capital Funds or service providers working on behalf of Sterling Capital Funds;

•	Online, your name and e-mail address if you provide them; and

•	Third Parties, such as your financial intermediary in connection with your transactions, or third-party data services used to verify or update personal information that you provide.

To comply with federal regulations, information we receive from you or a third party will be used to verify your identity.

Disclosure of Personal Information

We may disclose your personal information as permitted by law to third parties who are not affiliated with the Sterling Capital Funds, including:

•	in connection with legal proceedings, such as responding to a subpoena;

•	to service providers who maintain or service shareholder accounts for Sterling Capital Funds or to a shareholder’s broker or agent; or to companies that mail account-related materials, such as shareholder reports; and

•	to perform marketing services on our behalf, or pursuant to a joint marketing agreement with another financial institution.

Safeguarding of Personal Information

Sterling Capital Funds employs policies, practices and procedures for safeguarding your personal information that we believe comply with applicable law, however no security measures are perfect or impenetrable.

We request that all service providers to Sterling Capital Funds:

•	maintain policies and procedures designed to assure only appropriate access to, and use of your personal information; and

•	maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard your nonpublic personal information.

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s), including helping us improve the services we offer.

[1]	For purposes of this notice, the terms “shareholder” or “shareholders” includes both individual shareholders (both current and former) of the Sterling Capital Funds and individuals (such as beneficiaries, for example) whose nonpublic personal information is provided to the Sterling Capital Funds, even though they do not invest in Sterling Capital Funds shares.

156

INVESTMENT ADVISOR

Sterling Capital Management LLC

4350 Congress Street, Suite 1000

Charlotte, NC 28209

DISTRIBUTOR

Sterling Capital Distributors, LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

STERLING
CAPITAL FUNDS

SC Funds
03/22
© 2022 Sterling Capital Funds

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	May 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	May 31, 2022

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	May 31, 2022